AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 2007


                                            REGISTRATION STATEMENT NO. 333-27687

                                                                       811-08223
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 10


                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 33



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

                           (Exact name of Registrant)


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT

                               (Name of Depositor)


                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.

                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                  (Name and Address of Agent Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 30, 2007 pursuant to paragraph (b) of Rule 485.


[ ]            days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts

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                            INDEX ANNUITY PROSPECTUS:

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



This prospectus describes INDEX ANNUITY, a single premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). Index Annuity is issued as an individual contract.



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options as of April 30, 2007 are:





LEGG MASON PARTNERS VARIABLE EQUITY TRUST          METROPOLITAN SERIES FUND, INC. (CLASS A)
  (CLASS I)                                           BlackRock Money Market Portfolio
  Legg Mason Partners Variable Equity Index           Morgan Stanley EAFE(R) Index Portfolio
  Portfolio                                           Russell 2000(R) Index Portfolio



-------


+ Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C Additional Information Regarding Underlying Funds."



THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.



In addition, we may offer an optional guarantee feature, called "Principal Protection Guarantee," to protect your investment. If you purchase Principal Protection Guarantee, we will guarantee that on the Principal Protection Expiration Date (the last day of the eighth Contract Year), your Contract will be worth at least 115%, 100% or 90% (depending on your selection) of your Purchase Payment, adjusted for withdrawals, even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. To qualify for the Principal Protection Guarantee feature, you must allocate your Purchase Payment to the Protected Funding Option -- the Legg Mason Partners Variable Equity Trust: Legg Mason Partners Variable Equity Index Portfolio -- and keep your payment in that funding option until the end of the eighth Contract Year. There is a separate charge for this feature. WE ARE NOT CURRENTLY OFFERING THE PRINCIPAL PROTECTION GUARANTEE FEATURE.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 800-874-1225 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary....................................................    3
Summary.....................................................    4
Fee Tables..................................................    7
Condensed Financial Information.............................    9
The Annuity Contract........................................    9
  Contract Owner Inquiries..................................   10
  Purchase Payments.........................................   11
  Accumulation Units........................................   11
  The Variable Funding Options..............................   11
  Principal Protection Guarantee............................   13
  Principal Protection Expiration Date......................   14
The Fixed Account...........................................   15
Charges and Deductions......................................   15
  General...................................................   15
  Withdrawal Charge.........................................   16
  Free Withdrawal Allowance.................................   16
  Transfer Charge...........................................   16
  Principal Protection Fee..................................   16
  Principal Protection Cancellation Charge..................   17
  Administrative Charges....................................   17
  Mortality and Expense Risk Charge.........................   17
  Variable Liquidity Benefit Charge.........................   18
  Variable Funding Option Expenses..........................   18
  Premium Tax...............................................   18
  Changes in Taxes Based Upon Premium or Value..............   18
Transfers...................................................   18
  Dollar Cost Averaging.....................................   20
Access to Your Money........................................   21
  Systematic Withdrawals....................................   21
Ownership Provisions........................................   22
  Types of Ownership........................................   22
  Contract Owner............................................   22
  Beneficiary...............................................   22
  Annuitant.................................................   22
Death Benefit...............................................   23
  Death Proceeds Before the Maturity Date...................   23
  Payment of Proceeds.......................................   24
  Death Proceeds After the Maturity Date....................   26
The Annuity Period..........................................   26
  Maturity Date.............................................   26
  Allocation of Annuity.....................................   26
  Variable Annuity..........................................   27
  Fixed Annuity.............................................   27
Payment Options.............................................   27
  Election of Options.......................................   27
  Annuity Options...........................................   28
  Variable Liquidity Benefit................................   28
Miscellaneous Contract Provisions...........................   29
  Right to Return...........................................   29
  Termination...............................................   29
  Required Reports..........................................   29
  Suspension of Payments....................................   29
The Separate Accounts.......................................   29
  Performance Information...................................   30
Federal Tax Considerations..................................   31
  General Taxation of Annuities.............................   31
  Types of Contracts: Qualified and Non-qualified...........   32
  Qualified Annuity Contracts...............................   32
     Taxation of Qualified Annuity Contracts................   32
     Mandatory Distributions for Qualified Plans............   32
     Individual Retirement Annuities........................   33
     Roth IRAs..............................................   33
     TSAs (ERISA and Non-ERISA..............................   34
  Non-qualified Annuity Contracts...........................   35
     Diversification Requirements for Variable Annuities....   37
     Ownership of the Investments...........................   37
     Taxation of Death Benefit Proceeds.....................   37
  Other Tax Considerations..................................   37
     Treatment of Charges for Optional Benefits.............   37
     Puerto Rico Tax Considerations.........................   37
     Non-Resident Aliens....................................   38
     Tax Credits and Deductions.............................   38
Other Information...........................................   38
  The Insurance Companies...................................   38
  Financial Statements......................................   38
  Distribution of Variable Annuity Contracts................   38
  Conformity with State and Federal Laws....................   40
  Voting Rights.............................................   40
  Restrictions on Financial Transactions....................   40
  Legal Proceedings.........................................   41
Appendix A: Condensed Financial Information for MetLife of
  CT Fund BD III for Variable Annuities.....................  A-1
Appendix B: Condensed Financial Information for MetLife of
  CT Fund BD IV for Variable Annuities......................  B-1
Appendix C: Additional Information Regarding Underlying
  Funds.....................................................  C-1
Appendix D: The Fixed Account...............................  D-1
Appendix E: Contents of the Statement of Additional
  Information...............................................  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- the premium paid by you to initiate this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                                  INDEX ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.


The Contract is no longer available for sale.



For Contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHAT IS THE PRINCIPAL PROTECTION GUARANTEE FEATURE? You can choose to protect your investment by purchasing a separate guarantee from the Company. With the Principal Protection Guarantee, you receive, at the end of eight years, 115%, 100%, or 90% of your Purchase Payment (depending on the guarantee you purchased) reduced proportionately by any withdrawals and related withdrawal charges, or the Contract Value -- whichever is greater. Not all levels of protection may be available for purchase. WE ARE NOT CURRENTLY OFFERING THE PRINCIPAL PROTECTION GUARANTEE FEATURE.

After the end of the eighth Contract Year, you may remain in the Contract and transfer to any of the funding options, transfer to another annuity contract, or withdraw your Contract Value. Unless you inform us in writing of a different investment choice, at the end of the eighth Contract Year, we will transfer your Contract Value to the Money Market Portfolio offered within this Contract.

If you have selected the Principal Protection Feature, any partial amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of principal guaranteed proportionately. If you make a full withdrawal before the end of the eighth Contract Year, the Principal Protection Guarantee is no longer in effect. Depending on market conditions, the Cash Surrender Value may be more or less than the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Guarantee feature under any circumstances.


WHO CAN PURCHASE THIS CONTRACT? The Contract was available for use in connection with (1) individual Non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another Contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


The Contract was available for purchase with a single payment of at least $10,000. At this time, the Company does not permit additional payments.



CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death

Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

An optional Contract feature, the Principal Protection Guarantee, provides that you will receive a stated percent of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Guarantee Expiration Date. There is an annual Principal Protection Fee of up to 2.00% if you select this feature. If you withdraw your money before the Maturity Date and if you have selected the Principal Protection Guarantee, there is no refund of the Principal Protection Fee and the Company may deduct an additional Principal Protection Cancellation Charge (0% -- 4%).

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payment. The maximum percentage is 6%, decreasing to 0% after eight full years.

If you select the Variable Liquidity Benefit, there is a charge of up to 6% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENT AND WITHDRAWALS BE TAXED? Generally, payments to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payment and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges and/or the Principal Protection Cancellation Charge may apply. In addition, income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES




WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

PRINCIPAL PROTECTION CANCELLATION CHARGE (as a percentage of Purchase Payment withdrawn from the Protected Funding Option)






     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    CANCELLATION CHARGE
------------------------     -------------    -------------------


         0 years                3 years                4%
         3 years                6 years                3%
         6 years                7 years                2%
         7 years                8 years                1%
        8 + years                                      0%



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30
(Waived if contract value is $50,000 or more)


---------



1 The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for eight years. The charge is as follows:



     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               6%
         2 years                4 years               5%
         4 years                6 years               4%
         6 years                7 years               3%
         7 years                8 years               2%
        8 + years                                     0%





2     We do not currently assess the transfer charge.




3 This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after eight years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               6%
         2 years                4 years               5%
         4 years                6 years               4%
         6 years                7 years               3%
         7 years                8 years               2%
         8+years                                      0%



ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


-------------------------------------------------------------------------------------------------
                                    STANDARD                                            ENHANCED
                                      DEATH                                               DEATH
                                     BENEFIT                                             BENEFIT
-------------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge     1.25%        Mortality and Expense Risk Charge      1.45%
Administrative Expense Charge         0.15%        Administrative Expense Charge          0.15%
                                      ----                                                ----
Total Annual Separate Account                        Total Separate Account Charges       1.60%
Charges                               1.40%
-------------------------------------------------------------------------------------------------



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1), and
  other expenses)....................................................     0.33%      0.52%




UNDERLYING FUND FEES AND EXPENSES




(as a percentage of average daily net assets)




                                                                                                CONTRACTUAL FEE
                                                                                       TOTAL         WAIVER       NET TOTAL
                                                                                       ANNUAL        AND/OR         ANNUAL
                                          MANAGEMENT  DISTRIBUTION AND/OR    OTHER   OPERATING      EXPENSE       OPERATING
UNDERLYING FUND:                              FEE     SERVICE(12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT    EXPENSES*
----------------                          ----------  -------------------  --------  ---------  ---------------  -----------


LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class I.........     0.31%             0             0.02%     0.33%            0        0.33%
METROPOLITAN SERIES FUND, INC.(1)
  BlackRock Money Market Portfolio
     -- Class A.........................     0.34%             0             0.04%     0.38%         0.01%       0.37%(2)
  Morgan Stanley EAFE(R) Index Portfolio
      -- Class A........................     0.30%             0             0.15%     0.45%         0.01%       0.44%(3)(4)
  Russell 2000(R) Index Portfolio
      -- Class A........................     0.25%             0             0.11%     0.36%         0.01%       0.35%(3)(5)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

NOTES


(1) Other Expenses have been restated to reflect current fees, as if current fees had been in effect during the previous fiscal year.


(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008 to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.


(3) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008 to reduce the Management Fee of the Portfolio to 0.293%.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008 to reduce the Management Fee of the Portfolio to 0.243%



EXAMPLE


The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

The example assumes that you have elected the most expensive death benefit option but have not elected the Principal Protection Guarantee feature.

EXAMPLE



                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                 IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT THE END OF PERIOD
                                                       END OF PERIOD SHOWN:                             SHOWN:
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Minimum Total
Annual Operating Expenses...............     $801       $1,070      $1,425      $2,295       $201        $620       $1,065
Underlying Fund with Maximum Total
Annual Operating Expenses...............     $813       $1,107      $1,486      $2,419       $213        $657       $1,126

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                          AT THE END
                                           OF PERIOD
                                            SHOWN:
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Minimum Total
Annual Operating Expenses...............    $2,295
Underlying Fund with Maximum Total
Annual Operating Expenses...............    $2,419



WE DO NOT CURRENTLY OFFER THE PRINCIPAL PROTECTION GUARANTEE FEATURE AND THEREFORE, HAVE NOT PROVIDED EXPENSE EXAMPLES.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Index Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.




                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------


Standard Death Benefit                                                          80*
Enhanced Death Benefit                                                          75



---------
* For Contracts issued prior to May 2, 2005, the maximum age for the Standard Death Benefit is age 85.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-874-1225.

PURCHASE PAYMENTS


Your Purchase Payment is due and payable before the Contract becomes effective. The minimum Purchase Payment is $10,000. No additional payments are allowed at this time. Under certain circumstances, we may waive the minimum Purchase Payment requirement. A Purchase Payment over $1,000,000 may be made only with our prior consent.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). If your request or other information accompanying the Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.




ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's election criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates. These payments may be used for a variety purposes, including payment of expenses for certain administrative, marketing and support services with respect to the contracts and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that the Company and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies have joint ownership interest in our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." The Company's ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)





Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and fees. You may obtain an Underlying Fund prospectus by calling 800-874-1225 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index Portfolio        before expenses, correspond to     LLC
     -- Class I                    the price and yield performance    Subadviser: ClearBridge Advisors,
                                   of the S&P 500 Index.              LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A          income consistent with             BlackRock Advisors, LLC
                                   preservation of capital.
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC Subadviser:
     Portfolio  -- Class A         the MSCI EAFE(R) Index.            MetLife Investment Advisors
                                                                      Company, LLC
  Russell 2000(R) Index Portfolio  Seeks to equal the return of the   MetLife Advisers, LLC Subadviser:
      -- Class A.................  Russell 2000 Index.                MetLife Investment Advisors
                                                                      Company, LLC



PRINCIPAL PROTECTION GUARANTEE
THIS OPTIONAL FEATURE IS NOT CURRENTLY BEING OFFERED.

You can choose to protect your investment by purchasing a guarantee called the Principal Protection Feature. If you purchase this feature, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least either 115%, 100%, or 90% (depending on the guarantee you purchased) of your Purchase Payment adjusted only for withdrawal reductions (including the withdrawal charge and the Principal Protection Cancellation Charge), even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. The Purchase Payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Feature, you must select this feature when you purchase the Contract, and allocate your entire Purchase Payment to the Protected Funding Option, the Equity Index Portfolio, until the Principal Protection Expiration Date. Not all levels of protection may be purchased at all times. A Principal Protection Fee and a Cancellation Charge are associated with this feature. (See Charges and Deductions.) YOU SHOULD NOT PURCHASE THIS FEATURE IF YOU INTEND TO SURRENDER THE CONTRACT WITHIN EIGHT YEARS.

At this time, the only Protected Funding Option is Equity Index Portfolio. At some time in the future, we may add additional Protected Funding Options.

If you buy the Principal Protection Guarantee feature, you may not transfer out of the Protected Funding Option before the end of the eighth Contract Year. You may withdraw or annuitize all or part of your Contract Value before the Principal Protection Expiration Date, subject to a Principal Protection Cancellation Charge and withdrawal charges.

The amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection amount on any date is equal to the amount allocated to the Protected Funding Option, reduced by all prior withdrawal reductions associated with that fund. A withdrawal reduction is calculated by multiplying the fund's Principal Protection amount immediately prior to the withdrawal by the ratio of the amount of the withdrawal from that fund, including all withdrawal charges and fees, to the value of the fund immediately prior to the withdrawal.

The following example illustrates the effect of withdrawals on the amount of principal protected in both a positive and negative market:

                              UP MARKET WITHDRAWAL




-----------------------------------------------------------------------------------------------
(a) Contract Value                                (b) Principal Protection Benefit
-----------------------------------------------------------------------------------------------
Contract Value before withdrawal   $125,000       Principal Protection Benefit
                                                  before withdrawal                   $100,000
Withdrawal                         $ 25,000
                                   --------

Contract Value after withdrawal    $100,000       Partial Surrender Reduction         $ 20,000
                                                    $100,000 x $ 25,000 = $20,000
                                                               --------
                                                               $125,000

                                                  Principal Protection Benefit
                                                  after partial surrender reduction   $ 80,000
                                                    ($100,000 - $20,000 = $80,000)
-----------------------------------------------------------------------------------------------


            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $80,000

                             DOWN MARKET WITHDRAWAL



----------------------------------------------------------------------------------------------
(a) Contract Value                               (b) Principal Protection Benefit
----------------------------------------------------------------------------------------------
Contract Value before withdrawal   $80,000       Principal Protection Benefit
                                                 before withdrawal                   $100,000
Withdrawal                         $20,000
                                   -------

Contract Value after partial                     Partial Surrender Reduction         $ 25,000
surrender                          $60,000
                                                   $100,000 x $20,000 = $25,000
                                                              -------
                                                              $80,000

                                                 Principal Protection Benefit
                                                 after partial surrender reduction   $ 75,000
                                                   ($100,000 - $25,000 = $75,000)
----------------------------------------------------------------------------------------------


            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $75,000


PRINCIPAL PROTECTION EXPIRATION DATE


If you purchase the Principal Protection Feature, the Company will fulfill its obligations under the feature on the Principal Expiration Date (which is the last day of the eighth Contract Year). On that date, we will contribute to your Contract Value any amount needed to bring your Contract Value up to 115%, 100% or 90%, depending on your selection, of your original Purchase Payment adjusted for withdrawal reductions. In addition, on the Principal Protection Expiration Date, we will transfer your Contract Value to the Money Market Portfolio, a money market fund, unless you select, in writing, a different Variable Funding Option. On and after the Principal Protection Expiration Date, you may remain in the Contract and transfer to any Variable Funding Options, annuitize your

Contract, exchange this Contract for another annuity contract, or withdraw your Contract Value. ONCE THE PRINCIPAL PROTECTION DATE HAS PASSED, UNLESS YOU PURCHASE A NEW CONTRACT, THE PRINCIPAL PROTECTION BENEFIT IS NO LONGER IN EFFECT. Your registered representative will help you with your decision.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please see Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:



     - the ability for you to make withdrawals and surrenders under the Contracts


     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and



     -    the distribution of various reports to Contract Owners


Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative and



     -    other costs of doing business


Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:




     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               6%
         2 years                4 years               5%
         4 years                6 years               4%
         6 years                7 years               3%
         7 years                8 years               2%
        8+ years                                      0%






For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a) any part of the Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings



Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.



We will not deduct a withdrawal charge:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



     - due to a minimum distribution under our minimum distribution rules then in effect.



FREE WITHDRAWAL ALLOWANCE





Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the first Valuation Date of any given Contract Year. We reserve the right to not permit the provision on a full surrender.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

PRINCIPAL PROTECTION FEE

We may offer you the option of purchasing a guarantee on your investment. You can obtain protection for 115%, 100% or 90% of your principal if you buy the Principal Protection Guarantee feature at the time you purchase your Contract. Your registered representative will tell you what levels of protection are currently available for selection. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the eighth Contract Year), your Contract will be worth at least either 115%, 100% or 90% (depending on your choice of guarantees) of your Purchase Payment, less a reduction for withdrawals, withdrawal charges, and the Principal Protection Cancellation Charge, even if the value of your Contract on that date is less. If your Contract Value is more than the chosen percentage of your original Purchase Payment, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your Contract Value at a maximum annual rate of 2.00%. The charge varies based on the level of guarantee chosen and the current market conditions that determine our actual costs associated with the Principal Protection Guarantee feature. The charge will be set periodically and will lock in at the time of Contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will conform to the chart below. Please note that these ranges are estimates. The actual charge will vary due to market conditions, and will be determined by the Company.


  LEVEL OF GUARANTEE         CHARGE RANGE
% OF PURCHASE PAYMENT    % OF CONTRACT VALUE
---------------------    -------------------


         115%               1.90% -- 2.00%
         100%               1.80% -- 2.00%
          90%               1.35% -- 2.00%


You must select the Principal Protection Guarantee feature at the time you purchase your Contract. The Principal Protection Guarantee feature will extend for the eight years from the Contract Date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

PRINCIPAL PROTECTION CANCELLATION CHARGE

We will assess a Principal Protection Cancellation Charge if you select the Principal Protection Guarantee feature and make a full or partial withdrawal from the Contract before the Principal Protection Expiration Date. This charge compensates us for costs incurred should you withdraw from the Principal Protection Guarantee feature before the Principal Protection Expiration Date.

The Principal Protection Cancellation Charge equals up to 4% of the original Purchase Payment withdrawn. The percent charged depends on the length of time you have had your Contract. The Principal Protection Cancellation Charge is set forth in your Contract.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $50,000.


We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.


We will assess the charge as a percentage of the total benefit received as follows:



       YEARS SINCE PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               6%
         2 years                4 years               5%
         4 years                6 years               4%
         6 years                7 years               3%
         7 years                8 years               2%
        8+ years                                      0%



Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request, certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $10,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program in place at one time.



All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, applicable Principal Protection Cancellation Charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account and/or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


If you select the Principal Protection Guarantee feature and withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the withdrawal charge and Principal Protection Cancellation Charge) will no longer be protected by the Principal Protection Guarantee and will reduce the amount protected by the Guarantee proportionately.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS


After the first Contract Year, and before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.


Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

     (1)  the Contract Value;

     (2) the Purchase Payment made under the Contract less the total of any withdrawals or

     (3) the Reset Death Benefit Value. The Reset Death Benefit Value is redetermined once every eight years, at which time it is set equal to the then current Contract Value. The Reset Death Benefit Value will also be redetermined any time a withdrawal is taken by reducing the Reset Death Benefit Value by a Partial Surrender Reduction (as described below).

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

     (1)  the Contract Value;

     (2) the Purchase Payment made under the Contract less the total of any withdrawals or

     (3) the Reset Death Benefit Value (as described above) available at the Annuitant's 85(th) birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 85(th) birthday.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we reduce the Reset Death Benefit Value by a partial surrender reduction which equals (1) the Reset Death Benefit Value immediately prior to the withdrawal multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:


           50,000 x (10,000/55,000) = 9,090


Your new Reset Death Benefit Value would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:


           50,000 x (10,000/30,000) = 16,666


Your new Reset Death Benefit Value would be 50,000 - 16,666, or $33,334.

ENHANCED DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), or (2) below, each reduced by any applicable premium tax, and withdrawals not previously deducted:

     (1)  the Contract Value

     (2) the Roll-Up Death Benefit Value (as described below) available at the Death Report Date

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

     (1)  the Contract Value

     (2) the Roll-Up Death Benefit Value (as described below) available at the Annuitant's 80(th) birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 80(th) birthday

ROLL-UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value equals the Purchase Payment. On each anniversary of the Contract Date, we will recalculate the Roll-Up Death Benefit Value as follows:

     (1) the Roll-Up Death Benefit Value on the previous Contract Date anniversary, minus

     (2) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary

The result, increased by 7%, is the new Roll-Up Death Benefit Value.

On dates other than a Contract Date anniversary, the Roll-Up Death Benefit Value equals:

     (1) the Roll-Up Death Benefit Value on the previous Contract Date anniversary; minus

     (2) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit payable equals 7% per year, to a maximum of 200% of the difference between the Purchase Payment and all Partial Surrender Reductions (as described below).

The Partial Surrender Reduction equals:

     (1) the amount of the Roll-Up Death Benefit Value just before the reduction for the withdrawal, multiplied by

     (2) the amount of the partial surrender divided by the Contract Value just before the withdrawal.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    Unless the beneficiary         Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          elects to continue the
OWNER)                        Owner's estate                 Contract rather than receive
                                                             the lump sum distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    Unless the beneficiary         Yes
(WITH NO JOINT OWNER)         none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the lump sum distribution.
---------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE   The surviving joint owner.     Unless the surviving joint     Yes
ANNUITANT)                                                   owner is the spouse and
                                                             elects to continue the
                                                             Contract.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

JOINT OWNER (WHO IS THE       The beneficiary(ies), or if    Unless the                     Yes
ANNUITANT)                    none, to the surviving joint   beneficiary/surviving joint
                              owner                          owner is the Contract
                                                             Owner's spouse and the
                                                             spouse elects to continue
                                                             the Contract.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    Unless, the beneficiary is     Yes
CONTRACT OWNER)               none, to the Contract Owner.   the Contract Owner's spouse
                              If the Contract Owner is not   and the spouse elects to
                              living, then to the            continue the Contract rather
                              surviving joint owner. If      than receive the
                              none, then to the Contract     distribution.
                              Owner's estate.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies) or if                                    Yes (Death of
NONNATURAL ENTITY/TRUST)      none, to the Contract Owner.                                  Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the lump sum distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.




DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.



                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------


MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 85(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).



At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.") If the Principal Protection

Guarantee feature is selected and you annuitize before the Principal Protection Expiration Date, a Principal Protection Cancellation Charge may apply.


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.



The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.



DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."



At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).


We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.


TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

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MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund BD III for Variable Annuities ("Fund BD III ") and MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"), respectively. References to "Separate Account" refer either to Fund BD III or Fund BD IV, depending on the issuer of your Contract. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Contract Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.





Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 408, OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008 and may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a nondeductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.





ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments;



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(b) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract

(earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.


Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.





TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange

Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Investments VIT Funds
  DWS VIT EAFE(R) Equity Index Subaccount (Class A)
  (9/98).............................................  2005      1.069          1.074                --
                                                       2004      0.911          1.069           208,529
                                                       2003      0.692          0.911           262,796
                                                       2002      0.896          0.692           168,605
                                                       2001      1.206          0.896           176,300
                                                       2000      1.468          1.206           136,060
                                                       1999      1.166          1.468            86,483
                                                       1998      0.972          1.166                --
                                                       1997      1.000          0.972                --

  DWS VIT Small Cap Index Subaccount (Class A)
  (1/98).............................................  2006      1.391          1.612           206,091
                                                       2005      1.353          1.391           385,271
                                                       2004      1.165          1.353           401,331
                                                       2003      0.807          1.165           472,891
                                                       2002      1.030          0.807           606,524
                                                       2001      1.024          1.030           620,344
                                                       2000      1.080          1.024           495,755
                                                       1999      0.911          1.080           379,973
                                                       1998      0.945          0.911                --
                                                       1997      1.000          0.945                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.337          1.522         3,897,196
                                                       2005      1.297          1.337         4,190,758
                                                       2004      1.190          1.297         4,261,020
                                                       2003      0.942          1.190         4,746,835
                                                       2002      1.228          0.942         4,986,426
                                                       2001      1.417          1.228         4,108,571
                                                       2000      1.581          1.417         3,645,033
                                                       1999      1.327          1.581         1,776,976
                                                       1998      1.047          1.327           195,925
                                                       1997      1.000          1.047                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.174          1.201         2,432,710

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.087                --

Money Market Portfolio
  Money Market Subaccount (2/98).....................  2006      1.162          1.174                --
                                                       2005      1.146          1.162         1,943,467
                                                       2004      1.150          1.146         1,934,132
                                                       2003      1.157          1.150         2,696,830
                                                       2002      1.158          1.157         3,968,056
                                                       2001      1.131          1.158         3,881,543
                                                       2000      1.080          1.131           293,012
                                                       1999      1.044          1.080            87,063
                                                       1998      1.007          1.044             8,882
                                                       1997      1.000          1.007                --






                         SEPARATE ACCOUNT CHARGES 3.60%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.041          1.159               --
                                                       2005      1.033          1.041          146,501
                                                       2004      0.969          1.033          146,590
                                                       2003      0.784          0.969          146,716
                                                       2002      1.044          0.784          146,854
                                                       2001      1.232          1.044          146,996
                                                       2000      1.405          1.232          147,024
                                                       1999      1.206          1.405          147,045
                                                       1998      1.000          1.206          147,068

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 07/25/2005, Scudder Investments VIT Funds-EAFE(R) Index Fund was liquidated and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Investments VIT Funds
  DWS VIT EAFE(R) Equity Index Subaccount (Class A)
  (10/97)............................................  2005      1.069          1.074                 --
                                                       2004      0.911          1.069          1,487,231
                                                       2003      0.692          0.911          1,597,502
                                                       2002      0.896          0.692          1,659,020
                                                       2001      1.206          0.896          1,593,715
                                                       2000      1.468          1.206          1,663,384
                                                       1999      1.166          1.468          1,264,534
                                                       1998      0.972          1.166            786,358
                                                       1997      1.000          0.972            144,516

  DWS VIT Small Cap Index Subaccount (Class A)
  (10/97)............................................  2006      1.391          1.612          1,847,375
                                                       2005      1.353          1.391          2,025,284
                                                       2004      1.165          1.353          2,136,264
                                                       2003      0.807          1.165          2,372,804
                                                       2002      1.030          0.807          2,867,026
                                                       2001      1.024          1.030          2,628,097
                                                       2000      1.080          1.024          3,263,000
                                                       1999      0.911          1.080          3,362,605
                                                       1998      0.945          0.911          2,147,107
                                                       1997      1.000          0.945            441,762

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.337          1.522         14,053,941
                                                       2005      1.297          1.337         16,518,220
                                                       2004      1.190          1.297         17,975,832
                                                       2003      0.942          1.190         19,530,503
                                                       2002      1.228          0.942         21,506,507
                                                       2001      1.417          1.228         20,629,586
                                                       2000      1.581          1.417         17,452,018
                                                       1999      1.327          1.581         15,906,377
                                                       1998      1.047          1.327          6,591,030
                                                       1997      1.000          1.047            934,805

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.174          1.201         11,977,963

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.087             19,201

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.162          1.174                 --
                                                       2005      1.146          1.162          7,710,607
                                                       2004      1.150          1.146          6,452,252
                                                       2003      1.157          1.150          8,807,998
                                                       2002      1.158          1.157         10,222,059
                                                       2001      1.131          1.158          9,720,708
                                                       2000      1.080          1.131          2,307,960
                                                       1999      1.044          1.080          1,382,006
                                                       1998      1.007          1.044            728,039
                                                       1997      1.000          1.007             46,237






                         SEPARATE ACCOUNT CHARGES 3.60%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.041          1.159               --
                                                       2005      1.033          1.041          157,052
                                                       2004      0.969          1.033          157,171
                                                       2003      0.784          0.969          157,297
                                                       2002      1.044          0.784          157,435
                                                       2001      1.232          1.044          162,824
                                                       2000      1.405          1.232          177,591
                                                       1999      1.206          1.405          298,659
                                                       1998      1.004          1.206          341,977

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 07/25/2005, Scudder Investments VIT Funds-EAFE(R) Index Fund was liquidated and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------





ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name for each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND MERGERS/REORGANIZATIONS



The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index      Legg Mason Partners Variable Equity Index
     Portfolio -- Class I                           Portfolio -- Class I




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


DWS INVESTMENTS VIT FUNDS                      METROPOLITAN SERIES FUND, INC.
  DWS Small Cap Index VIP -- Class A           Russell 2000(R) Index Portfolio -- Class A

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.


We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-17, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-17.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-17

[ ] MLAC-Book-17

                                  INDEX ANNUITY





                       STATEMENT OF ADDITIONAL INFORMATION



                                      DATED



                                 APRIL 30, 2007



                                       FOR



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



                                    ISSUED BY



                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 30, 2007. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS





          THE INSURANCE COMPANY........................................................       2
          PRINCIPAL UNDERWRITER........................................................       2
          DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................       2
          VALUATION OF ASSETS..........................................................       4
          FEDERAL TAX CONSIDERATIONS...................................................       5
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................       9
          CONDENSED FINANCIAL INFORMATION..............................................      10
          FINANCIAL STATEMENTS.........................................................       1

                              THE INSURANCE COMPANY


MetLife Life and Annuity Company of Connecticut (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Fund BD IV for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC")* serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.




                            UNDERWRITING COMMISSIONS



                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                            COMPANY*                        DISTRIBUTOR*
--------------------------------  --------------------------------  --------------------------------


2006............................            $ 62,664,479                           $0

2005............................            $ 90,942,874                           $0

2004............................            $104,087,148                           $0




*Effective as of October 20, 2006, the former principal underwriter for the Separate Account and the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2006 ranged from $2,289 to $5,893,669. The amount of commissions paid to selected broker-dealer firms during 2006 ranged from $650,170 to $26,200,094. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2006 ranged from $652,459 to $32,093,763.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



Citicorp Investment Services




Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:


        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1


Where:


Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.



AUV Change = Current AUV -- Prior AUV.



Contract Charge Adjustment = Average AUV * Period Charge.


Average AUV = (Current AUV + Prior AUV) / 2.


Period Charge = Annual Contract Fee * (7/365).


Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.




                           FEDERAL TAX CONSIDERATIONS



The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.



NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).



If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.



Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.



In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $45,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2007 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.



ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.



QUALIFIED PENSION AND PROFIT-SHARING PLANS



Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.



Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.



The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2007 is $45,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2007. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.



Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.



SECTION 403(B) PLANS



Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2007).



Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.



FEDERAL INCOME TAX WITHHOLDING



The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:



1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES



There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:



(a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or



(b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or



(c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or



(d) the distribution is a hardship distribution.



A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.



2.  OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)



To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



3.  PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR)



The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.



Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of MetLife of CT Fund BD IV for Variable Annuities (formerly, The Travelers Fund BD IV for Variable Annuities) and the consolidated financial statements of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations) as of December 31, 2006 and 2005 (SUCCESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the financial statement schedules as of December 31, 2006, and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and schedules of MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) for the year ended December 31, 2004 have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

INDEX ANNUITY



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                       SEPARATE ACCOUNT CHARGES 1.60% (B)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Investments VIT Funds
  DWS VIT EAFE Equity Index Subaccount (Class A)
  (10/97)............................................  2005      1.054          1.057                 --
                                                       2004      0.899          1.054          1,164,091
                                                       2003      0.685          0.899          1,195,560
                                                       2002      0.888          0.685          1,010,371
                                                       2001      1.198          0.888          1,033,994
                                                       2000      1.461          1.198            893,929
                                                       1999      1.163          1.461            371,413
                                                       1998      0.972          1.163            135,896
                                                       1997      1.000          0.972             10,530

  DWS VIT Small Cap Index Subaccount (Class A)
  (10/97)............................................  2006      1.368          1.582          1,946,162
                                                       2005      1.333          1.368          2,799,223
                                                       2004      1.151          1.333          3,371,420
                                                       2003      0.798          1.151          3,397,606
                                                       2002      1.022          0.798          3,433,292
                                                       2001      1.017          1.022          4,365,639
                                                       2000      1.075          1.017          4,184,121
                                                       1999      0.909          1.075          4,438,492
                                                       1998      0.944          0.909          3,882,023
                                                       1997      1.000          0.944            644,012

Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.315          1.494          6,822,741
                                                       2005      1.278          1.315          8,842,523
                                                       2004      1.175          1.278          9,718,281
                                                       2003      0.932          1.175         10,294,762
                                                       2002      1.217          0.932         10,720,659
                                                       2001      1.408          1.217         11,804,188
                                                       2000      1.573          1.408         11,210,280
                                                       1999      1.324          1.573         10,466,930
                                                       1998      1.046          1.324          5,435,838
                                                       1997      1.000          1.046            737,335

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.154          1.180          4,834,255

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Morgan Stanley EAFE Index Subaccount (Class A)
  (4/06).............................................  2006      1.003          1.086             54,074

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.144          1.154                 --
                                                       2005      1.129          1.144          2,308,719
                                                       2004      1.136          1.129          2,441,789
                                                       2003      1.145          1.136          2,806,624
                                                       2002      1.148          1.145          3,881,409
                                                       2001      1.124          1.148          2,937,481
                                                       2000      1.076          1.124          2,772,218
                                                       1999      1.041          1.076          1,142,472
                                                       1998      1.007          1.041             86,459
                                                       1997      1.000          1.007                 --






                       SEPARATE ACCOUNT CHARGES 2.20% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.251          1.413               --
                                                       2005      1.224          1.251               --
                                                       2004      1.132          1.224          198,086
                                                       2003      0.903          1.132          207,964
                                                       2002      1.186          0.903          208,024
                                                       2001      1.380          1.186          208,086
                                                       2000      1.552          1.380          208,110
                                                       1999      1.314          1.552          208,129
                                                       1998      1.044          1.314          208,150
                                                       1997      1.000          1.044          208,174

                       SEPARATE ACCOUNT CHARGES 2.25% (A)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.045          1.179               --
                                                       2005      1.022          1.045          394,741
                                                       2004      0.946          1.022          412,129
                                                       2003      0.755          0.946          412,225
                                                       2002      0.992          0.755          412,331
                                                       2001      1.155          0.992          412,443
                                                       2000      1.299          1.155          412,472
                                                       1999      1.100          1.299          412,494
                                                       1998      1.000          1.100          422,929






                         SEPARATE ACCOUNT CHARGES 2.35%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.238          1.396         12,881,534
                                                       2005      1.213          1.238         14,262,068
                                                       2004      1.124          1.213         15,704,653
                                                       2003      0.898          1.124         16,952,376
                                                       2002      1.181          0.898         14,211,749
                                                       2001      1.376          1.181            875,616
                                                       2000      1.550          1.376            910,029
                                                       1999      1.314          1.550            935,721
                                                       1998      1.000          1.314            950,940






                       SEPARATE ACCOUNT CHARGES 2.40% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.122          1.264         2,171,323
                                                       2005      1.099          1.122         2,700,336
                                                       2004      1.019          1.099         2,819,147
                                                       2003      0.814          1.019         2,851,323
                                                       2002      1.072          0.814         2,873,499
                                                       2001      1.249          1.072         3,447,650
                                                       2000      1.408          1.249         3,634,154
                                                       1999      1.194          1.408         3,838,256
                                                       1998      1.000          1.194           533,038

                       SEPARATE ACCOUNT CHARGES 2.40% (C)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.231          1.387             --
                                                       2005      1.206          1.231             --
                                                       2004      1.118          1.206             --
                                                       2003      0.894          1.118             --
                                                       2002      1.176          0.894             --
                                                       2001      1.371          1.176             --
                                                       2000      1.545          1.371             --
                                                       1999      1.310          1.545             --
                                                       1998      1.044          1.310             --
                                                       1997      1.000          1.044             --






                         SEPARATE ACCOUNT CHARGES 2.45%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.029          1.158               --
                                                       2005      1.008          1.029               --
                                                       2004      0.935          1.008               --
                                                       2003      0.748          0.935               --
                                                       2002      0.985          0.748               --
                                                       2001      1.149          0.985               --
                                                       2000      1.295          1.149               --
                                                       1999      1.099          1.295           49,914
                                                       1998      1.000          1.099           49,914






                       SEPARATE ACCOUNT CHARGES 2.50% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.221          1.374                --
                                                       2005      1.197          1.221           455,382
                                                       2004      1.111          1.197         3,869,136
                                                       2003      0.889          1.111         4,903,819
                                                       2002      1.171          0.889         5,184,623
                                                       2001      1.367          1.171         5,259,396
                                                       2000      1.541          1.367         5,651,471
                                                       1999      1.308          1.541         6,291,395
                                                       1998      1.043          1.308         6,730,772
                                                       1997      1.000          1.043         5,313,886

                       SEPARATE ACCOUNT CHARGES 2.55% (A)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.219          1.371               --
                                                       2005      1.196          1.219           25,276
                                                       2004      1.110          1.196           26,495
                                                       2003      0.889          1.110           27,668
                                                       2002      1.172          0.889           28,719
                                                       2001      1.368          1.172           30,341
                                                       2000      1.544          1.368          169,346
                                                       1999      1.311          1.544          171,111
                                                       1998      1.000          1.311          172,533






                       SEPARATE ACCOUNT CHARGES 2.55% (B)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      0.818          0.920         1,217,527
                                                       2005      0.803          0.818         1,727,139
                                                       2004      0.745          0.803         1,876,390
                                                       2003      0.597          0.745         1,913,395
                                                       2002      0.786          0.597         1,916,518
                                                       2001      0.918          0.786         2,206,092
                                                       2000      1.000          0.918           814,687






                         SEPARATE ACCOUNT CHARGES 2.60%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.105          1.243          539,952
                                                       2005      1.085          1.105          646,804
                                                       2004      1.008          1.085          651,586
                                                       2003      0.807          1.008          672,968
                                                       2002      1.065          0.807          673,234
                                                       2001      1.244          1.065          680,609
                                                       2000      1.404          1.244          680,772
                                                       1999      1.193          1.404          730,273
                                                       1998      1.000          1.193          102,873

                         SEPARATE ACCOUNT CHARGES 2.70%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.200          1.348                --
                                                       2005      1.180          1.200            95,032
                                                       2004      1.097          1.180         2,063,866
                                                       2003      0.879          1.097         2,124,826
                                                       2002      1.161          0.879         2,195,848
                                                       2001      1.358          1.161         2,223,866
                                                       2000      1.534          1.358         2,313,085
                                                       1999      1.305          1.534         2,850,045
                                                       1998      1.043          1.305         3,412,468
                                                       1997      1.000          1.043         3,330,600






                       SEPARATE ACCOUNT CHARGES 2.75% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      0.809          0.908          121,344
                                                       2005      0.796          0.809          121,452
                                                       2004      0.740          0.796          131,938
                                                       2003      0.594          0.740          142,282
                                                       2002      0.784          0.594          152,904
                                                       2001      0.917          0.784          153,186
                                                       2000      1.000          0.917           65,983






                       SEPARATE ACCOUNT CHARGES 2.75% (B)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.200          1.347          1,891,852
                                                       2005      1.180          1.200         16,717,491
                                                       2004      1.097          1.180         17,879,625
                                                       2003      0.880          1.097         18,890,474
                                                       2002      1.162          0.880         19,565,931
                                                       2001      1.360          1.162         20,053,885
                                                       2000      1.538          1.360         19,884,874
                                                       1999      1.309          1.538         20,668,805
                                                       1998      1.000          1.309         21,883,580

                         SEPARATE ACCOUNT CHARGES 2.85%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      0.997          1.118             15,896
                                                       2005      0.981          0.997         10,556,465
                                                       2004      0.913          0.981         11,453,119
                                                       2003      0.734          0.913         12,604,292
                                                       2002      0.970          0.734         13,249,272
                                                       2001      1.136          0.970         14,259,216
                                                       2000      1.285          1.136         15,138,911
                                                       1999      1.095          1.285         15,944,192
                                                       1998      1.000          1.095         16,643,685






                         SEPARATE ACCOUNT CHARGES 2.90%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.181          1.324        210,586,521
                                                       2005      1.163          1.181        238,413,025
                                                       2004      1.083          1.163        222,832,787
                                                       2003      0.870          1.083        150,790,603
                                                       2002      1.151          0.870        158,249,182
                                                       2001      1.349          1.151        169,081,133
                                                       2000      1.527          1.349        148,510,661
                                                       1999      1.302          1.527        123,986,805
                                                       1998      1.042          1.302         27,872,471
                                                       1997      1.000          1.042            358,499






                         SEPARATE ACCOUNT CHARGES 2.95%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.181          1.323           921,384
                                                       2005      1.163          1.181         4,970,450
                                                       2004      1.084          1.163         4,902,236
                                                       2003      0.871          1.084         5,004,869
                                                       2002      1.153          0.871         5,199,788
                                                       2001      1.352          1.153         5,140,439
                                                       2000      1.532          1.352         4,915,415
                                                       1999      1.306          1.532         4,436,116
                                                       1998      1.000          1.306         4,436,276

                       SEPARATE ACCOUNT CHARGES 3.05% (A)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      0.982          1.099                --
                                                       2005      0.968          0.982         3,529,210
                                                       2004      0.903          0.968         3,794,944
                                                       2003      0.727          0.903         4,492,288
                                                       2002      0.963          0.727         4,573,827
                                                       2001      1.130          0.963         4,677,523
                                                       2000      1.281          1.130         4,876,140
                                                       1999      1.094          1.281         6,221,780
                                                       1998      1.000          1.094         6,481,921






                       SEPARATE ACCOUNT CHARGES 3.05% (B)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      0.925          1.035        134,070,671
                                                       2005      0.912          0.925        144,460,150
                                                       2004      0.851          0.912        152,793,014
                                                       2003      0.685          0.851        161,368,823
                                                       2002      0.907          0.685        160,070,945
                                                       2001      1.000          0.907         69,196,522






                         SEPARATE ACCOUNT CHARGES 3.10%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.161          1.299         43,687,237
                                                       2005      1.146          1.161         51,517,874
                                                       2004      1.069          1.146         53,244,450
                                                       2003      0.861          1.069         54,861,780
                                                       2002      1.141          0.861         57,585,131
                                                       2001      1.340          1.141         60,867,189
                                                       2000      1.520          1.340         54,366,137
                                                       1999      1.298          1.520         49,484,678
                                                       1998      1.041          1.298          8,321,419
                                                       1997      1.000          1.041             99,043

                         SEPARATE ACCOUNT CHARGES 3.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      0.841          0.940         83,001,365
                                                       2005      0.830          0.841         87,623,132
                                                       2004      0.776          0.830         92,144,389
                                                       2003      0.625          0.776         97,020,169
                                                       2002      0.829          0.625        100,751,284
                                                       2001      0.975          0.829        105,990,123
                                                       2000      1.107          0.975        113,501,854
                                                       1999      1.000          1.107         46,666,708






                         SEPARATE ACCOUNT CHARGES 3.25%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      0.916          1.024         54,883,732
                                                       2005      0.906          0.916         58,976,483
                                                       2004      0.846          0.906         63,290,464
                                                       2003      0.682          0.846         67,288,220
                                                       2002      0.906          0.682         63,531,294
                                                       2001      1.000          0.906         25,578,435






                         SEPARATE ACCOUNT CHARGES 3.30%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.148          1.282               --
                                                       2005      1.135          1.148          104,827
                                                       2004      1.062          1.135          104,881
                                                       2003      0.856          1.062          104,938
                                                       2002      1.137          0.856          105,001
                                                       2001      1.338          1.137          105,066
                                                       2000      1.521          1.338          159,450
                                                       1999      1.302          1.521          159,489
                                                       1998      1.000          1.302          159,531

                       SEPARATE ACCOUNT CHARGES 3.40% (A)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.058          1.180                --
                                                       2005      1.047          1.058           751,946
                                                       2004      0.980          1.047           844,196
                                                       2003      0.791          0.980           895,950
                                                       2002      1.052          0.791           922,291
                                                       2001      1.239          1.052           975,085
                                                       2000      1.410          1.239         1,122,544
                                                       1999      1.208          1.410         1,181,707
                                                       1998      1.000          1.208         1,238,057






                       SEPARATE ACCOUNT CHARGES 3.40% (B)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      0.830          0.926         31,908,398
                                                       2005      0.822          0.830         33,107,629
                                                       2004      0.769          0.822         34,233,229
                                                       2003      0.621          0.769         36,026,819
                                                       2002      0.826          0.621         36,925,035
                                                       2001      0.972          0.826         39,792,138
                                                       2000      1.106          0.972         37,399,634
                                                       1999      1.000          1.106         17,179,177






                       SEPARATE ACCOUNT CHARGES 3.50% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.130          1.259               --
                                                       2005      1.119          1.130           90,773
                                                       2004      1.049          1.119          114,630
                                                       2003      0.848          1.049          114,746
                                                       2002      1.128          0.848          141,617
                                                       2001      1.330          1.128          142,450
                                                       2000      1.515          1.330          142,578
                                                       1999      1.299          1.515          142,657
                                                       1998      1.012          1.299          142,785






The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 07/25/2005, Scudder Investments VIT Funds-EAFE Index Fund was liquidated and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

ANNUAL REPORT
December 31, 2006

                           MetLife of CT Fund BD IV
                            for Variable Annuities
                                      of
               MetLife Life and Annuity Company of Connecticut

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Fund BD IV for Variable Annuities and the Board of Directors of MetLife Life and Annuity Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Fund BD IV for Variable Annuities (formerly, The Travelers Fund BD IV for Variable Annuities) (the "Separate Account") of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) ("MLAC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MLAC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants

Tampa, Florida
March 19, 2007

                                  APPENDIX A

AIM V.I. Core Equity Subaccount (Series I)

AIM V.I. Premier Equity Subaccount (Series I)

AllianceBernstein Growth and Income Subaccount (Class B)

AllianceBernstein Large-Cap Growth Subaccount (Class B)

American Funds Global Growth Subaccount (Class 2)

American Funds Growth Subaccount (Class 2)

American Funds Growth-Income Subaccount (Class 2)

Capital Appreciation Subaccount

Credit Suisse Trust Emerging Markets Subaccount

Delaware VIP REIT Subaccount (Standard Class)

Dreyfus VIF Appreciation Subaccount (Initial Shares)

Dreyfus VIF Developing Leaders Subaccount (Initial Shares)

DWS VIT Small Cap Index Subaccount (Class A)

FAMVS Mercury Global Allocation V.I. Subaccount (Class III)

FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)

FTVIPT Franklin Income Securities Subaccount (Class 2)

FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2)

FTVIPT Mutual Shares Securities Subaccount (Class 2)

FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)

FTVIPT Templeton Foreign Securities Subaccount (Class 2)

FTVIPT Templeton Growth Securities Subaccount (Class 2)

High Yield Bond Subaccount

Janus Aspen Balanced Subaccount (Service Shares)

Janus Aspen Global Life Sciences Subaccount (Service Shares)

Janus Aspen Global Technology Subaccount (Service Shares)

Janus Aspen Mid Cap Growth Subaccount (Service Shares)

Janus Aspen Worldwide Growth Subaccount (Service Shares)

Lazard Retirement Small Cap Subaccount

LMPIS Dividend Strategy Subaccount

LMPIS Premier Selections All Cap Growth Subaccount

LMPVPI All Cap Subaccount (Class I)

LMPVPI Investors Subaccount (Class I)

LMPVPI Large Cap Growth Subaccount (Class I)

LMPVPI Small Cap Growth Subaccount (Class I)

LMPVPII Aggressive Growth Subaccount (Class I)

LMPVPII Appreciation Subaccount

LMPVPII Diversified Strategic Income Subaccount

LMPVPII Equity Index Subaccount (Class I)

LMPVPII Equity Index Subaccount (Class II)

LMPVPII Fundamental Value Subaccount

LMPVPII Growth and Income Subaccount (Class I)

LMPVPIII Adjustable Rate Income Subaccount

LMPVPIII Aggressive Growth Subaccount

LMPVPIII High Income Subaccount

LMPVPIII International All Cap Growth Subaccount

LMPVPIII Large Cap Growth Subaccount

LMPVPIII Large Cap Value Subaccount

LMPVPIII Mid Cap Core Subaccount

LMPVPIII Money Market Subaccount

LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value

LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value

LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value

LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value

LMPVPV Small Cap Growth Opportunities Subaccount

Lord Abbett Growth and Income Subaccount (Class VC)

Lord Abbett Mid-Cap Value Subaccount (Class VC)

Managed Assets Subaccount

MIST Batterymarch Mid-Cap Stock Subaccount (Class A)

MIST BlackRock High Yield Subaccount (Class A)

MIST BlackRock Large-Cap Core Subaccount (Class A)

MIST Dreman Small-Cap Value Subaccount (Class A)

MIST Harris Oakmark International Subaccount (Class A)

MIST Janus Capital Appreciation Subaccount (Class A)

MIST Legg Mason Partners Managed Assets Subaccount (Class A)

MIST Lord Abbett Bond Debenture Subaccount (Class A)

MIST Lord Abbett Growth and Income Subaccount (Class B)

MIST Lord Abbett Mid-Cap Value Subaccount (Class B)

MIST Met/AIM Capital Appreciation Subaccount (Class A)

MIST Met/AIM Small Cap Growth Subaccount (Class A)

MIST MFS(R) Value Subaccount (Class A)

MIST Neuberger Berman Real Estate Subaccount (Class A)

MIST Pioneer Fund Subaccount (Class A)

MIST Pioneer Mid-Cap Value Subaccount (Class A)

MIST Pioneer Strategic Income Subaccount (Class A)

MIST Third Avenue Small Cap Value Subaccount (Class B)

Money Market Subaccount

MSF BlackRock Aggressive Growth Subaccount (Class D)

MSF BlackRock Bond Income Subaccount (Class A)

MSF BlackRock Bond Income Subaccount (Class E)

MSF BlackRock Money Market Subaccount (Class A)

MSF Capital Guardian U.S. Equity Subaccount (Class A)

MSF FI Large Cap Subaccount (Class A)

MSF FI Value Leaders Subaccount (Class D)

MSF MetLife Aggressive Allocation Subaccount (Class B)

MSF MetLife Conservative Allocation Subaccount (Class B)

MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)

MSF MetLife Moderate Allocation Subaccount (Class B)

MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)

MSF MFS(R) Total Return Subaccount (Class F)

MSF Morgan Stanley EAFE Index Subaccount (Class A)

MSF Oppenheimer Global Equity Subaccount (Class B)

MSF T. Rowe Price Large Cap Growth Subaccount (Class B)

MSF Western Asset Management High Yield Bond Subaccount (Class A)

MSF Western Asset Management U.S. Government Subaccount (Class A)

Oppenheimer Main Street/VA Subaccount (Service Shares)

PIMCO VIT Real Return Subaccount (Administrative Class)

PIMCO VIT Total Return Subaccount (Administrative Class)

Putnam VT Discovery Growth Subaccount (Class IB)

Putnam VT International Equity Subaccount (Class IB)

Putnam VT Small Cap Value Subaccount (Class IB)

Travelers AIM Capital Appreciation Subaccount

Travelers Convertible Securities Subaccount

Travelers Disciplined Mid Cap Stock Subaccount

Travelers Equity Income Subaccount

Travelers Federated High Yield Subaccount

Travelers Federated Stock Subaccount

Travelers Large Cap Subaccount

Travelers Managed Allocation Series: Aggressive Subaccount

Travelers Managed Allocation Series: Conservative Subaccount

Travelers Managed Allocation Series: Moderate Subaccount

Travelers Managed Allocation Series: Moderate-Aggressive Subaccount

Travelers Managed Allocation Series: Moderate-Conservative Subaccount

Travelers Managed Income Subaccount

Travelers Mercury Large Cap Core Subaccount

Travelers MFS(R) Mid Cap Growth Subaccount

Travelers MFS(R) Total Return Subaccount

Travelers MFS(R) Value Subaccount

Travelers Mondrian International Stock Subaccount

Travelers Pioneer Fund Subaccount

Travelers Pioneer Mid Cap Value Subaccount

Travelers Pioneer Strategic Income Subaccount

Travelers Quality Bond Subaccount

Travelers Strategic Equity Subaccount

Travelers Style Focus Series: Small Cap Growth Subaccount

Travelers Style Focus Series: Small Cap Value Subaccount

Travelers U.S. Government Securities Subaccount

Travelers Van Kampen Enterprise Subaccount

Van Kampen LIT Comstock Subaccount (Class II)

Van Kampen LIT Enterprise Subaccount (Class II)

Van Kampen LIT Strategic Growth Subaccount (Class I)

VIP Contrafund(R) Subaccount (Service Class 2)

VIP Dynamic Capital Appreciation Subaccount (Service Class 2)

VIP Mid Cap Subaccount (Service Class 2)

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 2006

                                                                                                              American Funds
                                                                      American Funds       American Funds     Growth-Income
                                           AIM V.I. Core Equity       Global Growth       Growth Subaccount     Subaccount
                                           Subaccount (Series I)   Subaccount (Class 2)       (Class 2)         (Class 2)
                                           ---------------------   --------------------       ---------         ---------

Assets:
 Investments at market value                    $2,263,316             $75,036,934          $145,012,477       $140,095,808
                                                ----------             -----------          ------------       ------------
    Total Assets. ......................         2,263,316              75,036,934           145,012,477        140,095,808
                                                ----------             -----------          ------------       ------------
Liabilities:
 Payables:
   Insurance charges....................               169                   6,218                11,927             11,795
   Administrative fees..................                19                     617                 1,192              1,151
   Equity protection fees...............                --                      --                    --                 --
                                                ----------             -----------          ------------       ------------
    Total Liabilities. .................               188                   6,835                13,119             12,946
                                                ----------             -----------          ------------       ------------
Net Assets:                                     $2,263,128             $75,030,099          $144,999,358       $140,082,862
                                                ==========             ===========          ============       ============

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                                                       Dreyfus VIF         Dreyfus VIF           DWS VIT
                                               Credit Suisse Trust     Appreciation     Developing Leaders   Small Cap Index
                                                Emerging Markets        Subaccount          Subaccount         Subaccount
                                                   Subaccount        (Initial Shares)    (Initial Shares)       (Class A)
                                                   ----------        ----------------    ----------------       ---------

Assets:
 Investments at market value                       $1,390,583           $1,491,740          $4,249,573         $6,056,109
                                                   ----------           ----------          ----------         ----------
    Total Assets. ..........................        1,390,583            1,491,740           4,249,573          6,056,109
                                                   ----------           ----------          ----------         ----------
Liabilities:
 Payables:
   Insurance charges........................              104                  114                 321                448
   Administrative fees......................               11                   12                  35                 50
   Equity protection fees...................               --                   --                  --                 --
                                                   ----------           ----------          ----------         ----------
    Total Liabilities. .....................              115                  126                 356                498
                                                   ----------           ----------          ----------         ----------
Net Assets:                                        $1,390,468           $1,491,614          $4,249,217         $6,055,611
                                                   ==========           ==========          ==========         ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                          FTVIPT Franklin       FTVIPT Templeton                            Janus Aspen Global      Janus Aspen
   FTVIPT Franklin         Small-Mid Cap           Developing          FTVIPT Templeton        Life Sciences     Global Technology
  Income Securities      Growth Securities     Markets Securities     Foreign Securities        Subaccount           Subaccount
Subaccount (Class 2)   Subaccount (Class 2)   Subaccount (Class 2)   Subaccount (Class 2)    (Service Shares)     (Service Shares)
--------------------   --------------------   --------------------   --------------------    ----------------     ----------------

     $5,170,941             $9,147,227             $11,491,555            $31,287,169           $1,474,306            $936,085
     ----------             ----------             -----------            -----------           ----------            --------
      5,170,941              9,147,227              11,491,555             31,287,169            1,474,306             936,085
     ----------             ----------             -----------            -----------           ----------            --------
            446                    731                     967                  2,576                  111                  68
             42                     75                      95                    257                   12                   8
             --                     --                      --                     --                   --                  --
     ----------             ----------             -----------            -----------           ----------            --------
            488                    806                   1,062                  2,833                  123                  76
     ----------             ----------             -----------            -----------           ----------            --------
     $5,170,453             $9,146,421             $11,490,493            $31,284,336           $1,474,183            $936,009
     ==========             ==========             ===========            ===========           ==========            ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                                                       Janus Aspen                            LMPIS Premier
                                               Janus Aspen Mid Cap   Worldwide Growth                           Selections
                                                Growth Subaccount       Subaccount        LMPIS Dividend      All Cap Growth
                                                (Service Shares)     (Service Shares)   Strategy Subaccount     Subaccount
                                                ----------------     ----------------   -------------------     ----------

Assets:
 Investments at market value                       $6,408,460           $2,741,628          $1,316,370          $1,469,973
                                                   ----------           ----------          ----------          ----------
   Total Assets.............................        6,408,460            2,741,628           1,316,370           1,469,973
                                                   ----------           ----------          ----------          ----------
Liabilities:
 Payables:
 Insurance charges. ........................              504                  198                 115                 120
 Administrative fees. ......................               53                   23                  11                  12
 Equity protection fees. ...................               --                   --                  --                  --
                                                   ----------           ----------          ----------          ----------
    Total Liabilities. .....................              557                  221                 126                 132
                                                   ----------           ----------          ----------          ----------
Net Assets:                                        $6,407,903           $2,741,407          $1,316,244          $1,469,841
                                                   ==========           ==========          ==========          ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

       LMPVPV                                                        LMPVPI Large         LMPVPI             LMPVPII
      Small Cap               LMPVPI                 LMPVPI           Cap Growth        Small Cap           Aggressive
Growth Opportunities          All Cap               Investors         Subaccount    Growth Subaccount   Growth Subaccount
     Subaccount        Subaccount (Class I)   Subaccount (Class I)     (Class I)        (Class I)           (Class I)
     ----------        --------------------   --------------------     ---------        ---------           ---------

     $2,784,850             $25,665,571            $12,942,213         $633,723         $7,710,433           $947,771
     ----------             -----------            -----------         --------         ----------           --------
      2,784,850              25,665,571             12,942,213          633,723          7,710,433            947,771
     ----------             -----------            -----------         --------         ----------           --------
            247                   2,004                  1,003               47                613                 75
             23                     211                    107                5                 63                  8
             --                      --                     --               --                 --                 --
     ----------             -----------            -----------         --------         ----------           --------
            270                   2,215                  1,110               52                676                 83
     ----------             -----------            -----------         --------         ----------           --------
     $2,784,580             $25,663,356            $12,941,103         $633,671         $7,709,757           $947,688
     ==========             ===========            ===========         ========         ==========           ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABLITIES  --  (Continued)
                              December 31, 2006


                                                      LMPVPII      LMPVPII Diversified    LMPVPII Equity     LMPVPII Equity
                                                    Appreciation    Strategic Income     Index Subaccount   Index Subaccount
                                                     Subaccount        Subaccount           (Class I)          (Class II)
                                                     ----------        ----------           ---------          ----------

Assets:
 Investments at market value                        $27,956,966        $15,043,420         $847,091,703       $25,006,029
                                                    -----------        -----------         ------------       -----------
     Total Assets ...............................    27,956,966         15,043,420          847,091,703        25,006,029
                                                    -----------        -----------         ------------       -----------
Liabilities:
 Payables:
   Insurance charges.............................         2,268              1,177               59,715             1,857
   Administrative fees...........................           229                124                6,962               206
   Equity protection fees........................            --                 --               74,676                --
                                                    -----------        -----------         ------------       -----------
     Total Liabilities ..........................         2,497              1,301              141,353             2,063
                                                    -----------        -----------         ------------       -----------
Net Assets:                                         $27,954,469        $15,042,119         $846,950,350       $25,003,966
                                                    ===========        ===========         ============       ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABLITIES  --  (Continued)
                              December 31, 2006

                                                                                                    LMPVPIII
     LMPVPII               LMPVPII              LMPVPIII            LMPVPIII         LMPVPIII     International
Fundamental Value     Growth and Income     Adjustable Rate    Aggressive Growth   High Income   All Cap Growth
    Subaccount      Subaccount (Class I)   Income Subaccount       Subaccount       Subaccount     Subaccount
    ----------      --------------------   -----------------       ----------       ----------     ----------

   $44,558,123            $745,861             $3,811,431         $70,697,849      $20,308,509     $6,063,750
   -----------            --------             ----------         -----------      -----------     ----------
    44,558,123             745,861              3,811,431          70,697,849       20,308,509      6,063,750
   -----------            --------             ----------         -----------      -----------     ----------
         3,594                  64                    337               5,708            1,690            453
           366                   6                     32                 581              167             50
            --                  --                     --                  --               --             --
   -----------            --------             ----------         -----------      -----------     ----------
         3,960                  70                    369               6,289            1,857            503
   -----------            --------             ----------         -----------      -----------     ----------
   $44,554,163            $745,791             $3,811,062         $70,691,560      $20,306,652     $6,063,247
   ===========            ========             ==========         ===========      ===========     ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABLITIES  --  (Continued)
                              December 31, 2006


                                                              LMPVPIII            LMPVPIII         LMPVPIII       LMPVPIII
                                                              Large Cap          Large Cap       Mid Cap Core   Money Market
                                                          Growth Subaccount   Value Subaccount    Subaccount     Subaccount
                                                          -----------------   ----------------    ----------     ----------

Assets:
 Investments at market value                                 $34,781,781        $17,785,829      $18,530,016    $31,772,171
                                                             -----------        -----------      -----------    -----------
     Total Assets .....................................       34,781,781         17,785,829       18,530,016     31,772,171
                                                             -----------        -----------      -----------    -----------
Liabilities:
 Payables:
   Insurance charges...................................            2,712              1,374            1,448          2,555
   Administrative fees.................................              286                146              153            261
   Equity protection fees..............................               --                 --               --             --
                                                             -----------        -----------      -----------    -----------
     Total Liabilities ................................            2,998              1,520            1,601          2,816
                                                             -----------        -----------      -----------    -----------
Net Assets:                                                  $34,778,783        $17,784,309      $18,528,415    $31,769,355
                                                             ===========        ===========      ===========    ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABLITIES  --  (Continued)
                              December 31, 2006

      LMPVPIV               LMPVPIV               LMPVPIV               LMPVPIV         Lord Abbett
Multiple Discipline   Multiple Discipline   Multiple Discipline   Multiple Discipline      Growth        Lord Abbett
    Subaccount-           Subaccount-           Subaccount-           Subaccount-        and Income        Mid-Cap
   All Cap Growth       Balanced All Cap       Global All Cap       Large Cap Growth     Subaccount   Value Subaccount
     and Value          Growth and Value      Growth and Value         and Value         (Class VC)      (Class VC)
     ---------          ----------------      ----------------         ---------         ----------      ----------

    $33,728,723           $28,522,879            $9,470,439            $4,096,671        $9,180,344      $11,885,109
    -----------           -----------            ----------            ----------        ----------      -----------
     33,728,723            28,522,879             9,470,439             4,096,671         9,180,344       11,885,109
    -----------           -----------            ----------            ----------        ----------      -----------
          3,123                 2,615                   879                   349               819            1,045
            277                   234                    78                    34                75               98
             --                    --                    --                    --                --               --
    -----------           -----------            ----------            ----------        ----------      -----------
          3,400                 2,849                   957                   383               894            1,143
    -----------           -----------            ----------            ----------        ----------      -----------
    $33,725,323           $28,520,030            $9,469,482            $4,096,288        $9,179,450      $11,883,966
    ===========           ===========            ==========            ==========        ==========      ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABLITIES  --  (Continued)
                              December 31, 2006


                                     MIST Batterymarch     MIST BlackRock High      MIST BlackRock       MIST Dreman Small-
                                       Mid-Cap Stock        Yield Subaccount        Large-Cap Core      Cap Value Subaccount
                                    Subaccount (Class A)        (Class A)        Subaccount (Class A)        (Class A)
                                    --------------------        ---------        --------------------        ---------

Assets:
 Investments at market value             $2,520,536            $2,250,289             $7,983,443              $723,579
                                         ----------            ----------             ----------              --------
     Total Assets ...............         2,520,536             2,250,289              7,983,443               723,579
                                         ----------            ----------             ----------              --------
Liabilities:
 Payables:
   Insurance charges.............               193                   169                    632                    61
   Administrative fees...........                21                    19                     66                     6
   Equity protection fees........                --                    --                     --                    --
                                         ----------            ----------             ----------              --------
     Total Liabilities ..........               214                   188                    698                    67
                                         ----------            ----------             ----------              --------
Net Assets:                              $2,520,322            $2,250,101             $7,982,745              $723,512
                                         ==========            ==========             ==========              ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABLITIES  --  (Continued)
                              December 31, 2006

     MIST Harris                               MIST Legg Mason
       Oakmark          MIST Janus Capital     Partners Managed     MIST Lord Abbett       MIST Lord Abbett       MIST Lord Abbett
    International          Appreciation       Assets Subaccount      Bond Debenture        Growth and Income        Mid-Cap Value
Subaccount (Class A)   Subaccount (Class A)       (Class A)       Subaccount (Class A)   Subaccount (Class B)   Subaccount (Class B)
--------------------   --------------------       ---------       --------------------   --------------------   --------------------

     $8,895,991             $6,601,822             $244,381            $3,241,313             $17,384,361             $619,463
     ----------             ----------             --------            ----------             -----------             --------
      8,895,991              6,601,822              244,381             3,241,313              17,384,361              619,463
     ----------             ----------             --------            ----------             -----------             --------
            720                    492                   18                   239                   1,441                   50
             73                     54                    2                    26                     143                    5
             --                     --                   --                    --                      --                   --
     ----------             ----------             --------            ----------             -----------             --------
            793                    546                   20                   265                   1,584                   55
     ----------             ----------             --------            ----------             -----------             --------
     $8,895,198             $6,601,276             $244,361            $3,241,048             $17,382,777             $619,408
     ==========             ==========             ========            ==========             ===========             ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                       MIST Met/AIM        MIST Met/AIM Small                              MIST Neuberger
                                   Capital Appreciation        Cap Growth         MIST MFS(R) Value      Berman Real Estate
                                   Subaccount (Class A)   Subaccount (Class A)   Subaccount (Class A)   Subaccount (Class A)
                                   --------------------   --------------------   --------------------   --------------------

Assets:
 Investments at market value ...        $1,655,530              $165,090              $6,215,241             $8,724,247
                                        ----------              --------              ----------             ----------
    Total Assets. ..............         1,655,530               165,090               6,215,241              8,724,247
                                        ----------              --------              ----------             ----------
Liabilities:
 Payables:
   Insurance charges............               146                    14                     519                    683
   Administrative fees..........                13                     1                      51                     72
   Equity protection fees.......                --                    --                      --                     --
                                        ----------              --------              ----------             ----------
    Total Liabilities. .........               159                    15                     570                    755
                                        ----------              --------              ----------             ----------
Net Assets:                             $1,655,371              $165,075              $6,214,671             $8,723,492
                                        ==========              ========              ==========             ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                     MIST Pioneer     MIST Pioneer     MIST Third Avenue     MSF BlackRock
MIST Pioneer Fund   Mid-Cap Value   Strategic Income    Small Cap Value    Aggressive Growth   MSF BlackRock Bond
    Subaccount        Subaccount       Subaccount          Subaccount          Subaccount       Income Subaccount
    (Class A)         (Class A)         (Class A)          (Class B)           (Class D)            (Class A)
    ---------         ---------         ---------          ---------           ---------            ---------

     $635,806          $216,134        $6,356,540          $6,411,319          $9,660,213          $5,303,178
     --------          --------        ----------          ----------          ----------          ----------
      635,806           216,134         6,356,540           6,411,319           9,660,213           5,303,178
     --------          --------        ----------          ----------          ----------          ----------
           55                18               508                 534                 742                 388
            5                 1                53                  53                  79                  44
           --                --                --                  --                  --                  --
     --------          --------        ----------          ----------          ----------          ----------
           60                19               561                 587                 821                 432
     --------          --------        ----------          ----------          ----------          ----------
     $635,746          $216,115        $6,355,979          $6,410,732          $9,659,392          $5,302,746
     ========          ========        ==========          ==========          ==========          ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                                                     MSF BlackRock       MSF Capital
                                                MSF BlackRock Bond   Money Market    Guardian U.S. Equity   MSF FI Large Cap
                                                Income Subaccount     Subaccount          Subaccount           Subaccount
                                                    (Class E)          (Class A)          (Class A)            (Class A)
                                                    ---------          ---------          ---------            ---------

Assets:
 Investments at market value                       $18,642,088        $20,883,953         $3,646,809          $23,628,965
                                                   -----------        -----------         ----------          -----------
    Total Assets. ...........................       18,642,088         20,883,953          3,646,809           23,628,965
                                                   -----------        -----------         ----------          -----------
Liabilities:
 Payables:
   Insurance charges.........................            1,478              1,511                277                1,802
   Administrative fees.......................              153                171                 30                  194
   Equity protection fees....................               --                 --                 --                   --
                                                   -----------        -----------         ----------          -----------
    Total Liabilities. ......................            1,631              1,682                307                1,996
                                                   -----------        -----------         ----------          -----------
Net Assets:                                        $18,640,457        $20,882,271         $3,646,502          $23,626,969
                                                   ===========        ===========         ==========          ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                                    MSF MetLife                   MSF MetLife
                     MSF MetLife    MSF MetLife   Conservative to   MSF MetLife   Moderate to
                      Aggressive   Conservative       Moderate        Moderate     Aggressive
   MSF FI Value       Allocation    Allocation       Allocation      Allocation    Allocation
Leaders Subaccount    Subaccount    Subaccount       Subaccount      Subaccount    Subaccount
     (Class D)        (Class B)      (Class B)       (Class B)       (Class B)     (Class B)
     ---------        ---------      ---------       ---------       ---------     ---------

    $24,028,922       $1,087,663    $1,235,297       $1,569,186      $4,432,165    $3,924,226
    -----------       ----------    ----------       ----------      ----------    ----------
     24,028,922        1,087,663     1,235,297        1,569,186       4,432,165     3,924,226
    -----------       ----------    ----------       ----------      ----------    ----------
          1,855               83           100              131             381           346
            197                9            10               13              37            32
             --               --            --               --              --            --
    -----------       ----------    ----------       ----------      ----------    ----------
          2,052               92           110              144             418           378
    -----------       ----------    ----------       ----------      ----------    ----------
    $24,026,870       $1,087,571    $1,235,187       $1,569,042      $4,431,747    $3,923,848
    ===========       ==========    ==========       ==========      ==========    ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                                                    MSF Morgan Stanley   MSF Oppenheimer   MSF T. Rowe Price
                                                MSF MFS(R) Total        EAFE Index        Global Equity    Large Cap Growth
                                                Return Subaccount       Subaccount         Subaccount         Subaccount
                                                    (Class F)           (Class A)           (Class B)          (Class B)
                                                    ---------           ---------           ---------          ---------

Assets:
 Investments at market value                       $81,931,864           $79,578           $6,979,940         $21,565,527
                                                   -----------           -------           ----------         -----------
    Total Assets. ...........................       81,931,864            79,578            6,979,940          21,565,527
                                                   -----------           -------           ----------         -----------
Liabilities:
 Payables:
   Insurance charges.........................            6,597                 6                  546               1,642
   Administrative fees.......................              673                 1                   57                 177
   Equity protection fees....................               --                --                   --                  --
                                                   -----------           -------           ----------         -----------
    Total Liabilities. ......................            7,270                 7                  603               1,819
                                                   -----------           -------           ----------         -----------
Net Assets:                                        $81,924,594           $79,571           $6,979,337         $21,563,708
                                                   ===========           =======           ==========         ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

   MSF Western        MSF Western
Asset Management   Asset Management                                                                                 Putnam VT
 High Yield Bond    U.S. Government       PIMCO VIT Real           PIMCO VIT Total      Putnam VT Discovery   International Equity
   Subaccount         Subaccount         Return Subaccount        Return Subaccount      Growth Subaccount         Subaccount
    (Class A)          (Class A)      (Administrative Class)   (Administrative Class)        (Class IB)            (Class IB)
    ---------          ---------      ----------------------   ----------------------        ----------            ----------

    $179,773            $56,103             $7,080,421               $49,905,260              $390,731             $6,335,844
    --------            -------             ----------               -----------              --------             ----------
     179,773             56,103              7,080,421                49,905,260               390,731              6,335,844
    --------            -------             ----------               -----------              --------             ----------
          13                  4                    613                     4,054                    30                    483
           1                 --                     58                       410                     3                     52
          --                 --                     --                        --                    --                     --
    --------            -------             ----------               -----------              --------             ----------
          14                  4                    671                     4,464                    33                    535
    --------            -------             ----------               -----------              --------             ----------
    $179,759            $56,099             $7,079,750               $49,900,796              $390,698             $6,335,309
    ========            =======             ==========               ===========              ========             ==========


  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                    Putnam VT Small Cap     Van Kampen LIT         Van Kampen LIT          Van Kampen LIT
                                     Value Subaccount     Comstock Subaccount   Enterprise Subaccount     Strategic Growth
                                        (Class IB)            (Class II)             (Class II)         Subaccount (Class I)
                                        ----------            ----------             ----------         --------------------

Assets:
 Investments at market value            $12,222,080           $4,164,078              $319,008              $14,169,137
                                        -----------           ----------              --------              -----------
    Total Assets. ...............        12,222,080            4,164,078               319,008               14,169,137
                                        -----------           ----------              --------              -----------
Liabilities:
 Payables:
   Insurance charges.............               958                  327                    25                    1,084
   Administrative fees...........               101                   34                     3                      116
   Equity protection fees........                --                   --                    --                       --
                                        -----------           ----------              --------              -----------
    Total Liabilities. ..........             1,059                  361                    28                    1,200
                                        -----------           ----------              --------              -----------
Net Assets:                             $12,221,021           $4,163,717              $318,980              $14,167,937
                                        ===========           ==========              ========              ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Concluded)
                              December 31, 2006

                                        VIP Dynamic Capital
VIP Contrafund(R)   VIP Contrafund(R)       Appreciation         VIP Mid Cap
    Subaccount          Subaccount           Subaccount           Subaccount
(Service Class 2)    (Service Class)     (Service Class 2)    (Service Class 2)
-----------------    ---------------     -----------------    -----------------

    $8,146,056         $29,611,048            $299,545           $18,833,000
    ----------         -----------            --------           -----------
     8,146,056          29,611,048             299,545            18,833,000
    ----------         -----------            --------           -----------
           620               2,380                  22                 1,540
            67                 243                   3                   155
            --                  --                  --                    --
    ----------         -----------            --------           -----------
           687               2,623                  25                 1,695
    ----------         -----------            --------           -----------
    $8,145,369         $29,608,425            $299,520           $18,831,305
    ==========         ===========            ========           ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                           STATEMENT OF OPERATIONS
                     For the year ended December 31, 2006


                                           AIM V.I.          AIM V.I. Premier     AllianceBernstein      AllianceBernstein
                                          Core Equity        Equity Subaccount    Growth and Income       Large-Cap Growth
                                     Subaccount (Series I)      (Series I)       Subaccount (Class B)   Subaccount (Class B)
                                     ---------------------      ----------       --------------------   --------------------

Investment Income:
 Dividends .......................         $ 12,063              $  23,854            $      --             $        --
                                           --------              ---------            ---------             -----------
Expenses:
 Insurance charges ...............           20,256                 10,073               14,721                 105,523
 Administrative fees .............            2,218                  1,099                1,435                  11,434
 Equity protection fees ..........               --                     --                   --                      --
                                           --------              ---------            ---------             -----------
   Total expenses.................           22,474                 11,172               16,156                 116,957
                                           --------              ---------            ---------             -----------
    Net investment income (loss) .          (10,411)                12,682              (16,156)               (116,957)
                                           --------              ---------            ---------             -----------
Realized Gain (Loss) and
 Unrealized Gain (Loss)
 on Investments:
   Realized gain distribution.....               --                     --                   --                      --
   Realized gain (loss) on sale of
    investments ..................           (8,022)               228,038              703,971              (6,746,212)
                                           --------              ---------            ---------             -----------
    Realized gain (loss) .........           (8,022)               228,038              703,971              (6,746,212)
                                           --------              ---------            ---------             -----------
   Change in unrealized gain
    (loss) on investments ........          177,894               (129,669)            (557,623)              6,758,812
                                           --------              ---------            ---------             -----------
 Net increase (decrease) in
   net assets resulting from
   operations.....................         $159,461              $ 111,051            $ 130,192             $  (104,357)
                                           ========              =========            =========             ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

American Funds                                                                                               Delaware
 Global Growth     American Funds       American Funds                             Credit Suisse Trust       VIP REIT
  Subaccount     Growth Subaccount       Growth-Income      Capital Appreciation     Emerging Markets       Subaccount
   (Class 2)         (Class 2)       Subaccount (Class 2)        Subaccount             Subaccount       (Standard Class)
   ---------         ---------       --------------------        ----------             ----------       ----------------

  $   583,221       $ 1,115,779           $ 2,056,087             $      --              $  7,582           $   120,106
  -----------       -----------           -----------             ---------              --------           -----------
    1,019,267         2,110,779             2,019,953                36,892                17,653                27,804
      101,331           211,246               197,556                 4,075                 1,964                 2,956
           --                --                    --                    --                    --                    --
  -----------       -----------           -----------             ---------              --------           -----------
    1,120,598         2,322,025             2,217,509                40,967                19,617                30,760
  -----------       -----------           -----------             ---------              --------           -----------
     (537,377)       (1,206,246)             (161,422)              (40,967)              (12,035)               89,346
  -----------       -----------           -----------             ---------              --------           -----------
           --           878,388             3,117,307               296,524                18,624               400,454
    1,006,190         1,287,975             1,923,435               252,659               105,608             1,200,485
  -----------       -----------           -----------             ---------              --------           -----------
    1,006,190         2,166,363             5,040,742               549,183               124,232             1,600,939
  -----------       -----------           -----------             ---------              --------           -----------
   11,120,473        10,417,186            11,713,035              (603,468)              223,544            (1,237,633)
  -----------       -----------           -----------             ---------              --------           -----------
  $11,589,286       $11,377,303           $16,592,355             $ (95,252)             $335,741           $   452,652
  ===========       ===========           ===========             =========              ========           ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006


                                                  Dreyfus VIF         Dreyfus VIF           DWS VIT          FAMVS Mercury
                                                  Appreciation     Developing Leaders      Small Cap       Global Allocation
                                                   Subaccount          Subaccount       Index Subaccount    V.I. Subaccount
                                                (Initial Shares)    (Initial Shares)       (Class A)          (Class III)
                                                ----------------    ----------------       ---------          -----------

Investment Income:
 Dividends ..................................       $ 23,410           $  18,688            $ 41,656           $     --
                                                    --------           ---------            --------           --------
Expenses:
 Insurance charges ..........................         20,595              62,412              83,838              3,561
 Administrative fees ........................          2,212               6,803               9,285                340
 Equity protection fees .....................             --                  --                  --                 --
                                                    --------           ---------            --------           --------
   Total expenses............................         22,807              69,215              93,123              3,901
                                                    --------           ---------            --------           --------
    Net investment income (loss) ............            603             (50,527)            (51,467)            (3,901)
                                                    --------           ---------            --------           --------
Realized Gain (Loss) and Unrealized Gain
 (Loss) on Investments:
   Realized gain distribution................             --             386,478             278,680                 --
   Realized gain (loss) on sale of
    investments .............................         52,335              66,886             503,268            101,901
                                                    --------           ---------            --------           --------
    Realized gain (loss) ....................         52,335             453,364             781,948            101,901
                                                    --------           ---------            --------           --------
   Change in unrealized gain (loss) on
    investments .............................        148,018            (311,631)            207,724            (39,481)
                                                    --------           ---------            --------           --------
 Net increase (decrease) in net assets
   resulting from operations.................       $200,956           $  91,206            $938,205           $ 58,519
                                                    ========           =========            ========           ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

     FAMVS                             FTVIPT Franklin
 Mercury Value     FTVIPT Franklin      Small-Mid Cap       FTVIPT Mutual        FTVIPT Templeton      FTVIPT Templeton
 Opportunities    Income Securities   Growth Securities   Shares Securities     Developing Markets    Foreign Securities
V.I. Subaccount       Subaccount          Subaccount          Subaccount      Securities Subaccount       Subaccount
  (Class III)         (Class 2)           (Class 2)           (Class 2)             (Class 2)              (Class 2)
  -----------         ---------           ---------           ---------             ---------              ---------

   $      60           $ 98,462           $      --          $        --            $  101,128            $  337,470
   ---------           --------           ---------          -----------            ----------            ----------
       8,614             51,056             142,032               60,375               144,763               413,148
         827              4,747              14,649                5,673                14,080                41,233
          --                 --                  --                   --                    --                    --
   ---------           --------           ---------          -----------            ----------            ----------
       9,441             55,803             156,681               66,048               158,843               454,381
   ---------           --------           ---------          -----------            ----------            ----------
      (9,381)            42,659            (156,681)             (66,048)              (57,715)             (116,911)
   ---------           --------           ---------          -----------            ----------            ----------
     208,326             13,171                  --                   --                    --                    --
    (456,984)            16,230              18,809            2,851,305               615,069               604,700
   ---------           --------           ---------          -----------            ----------            ----------
    (248,658)            29,401              18,809            2,851,305               615,069               604,700
   ---------           --------           ---------          -----------            ----------            ----------
     429,760            437,048             782,805           (2,011,373)            1,592,210             4,466,599
   ---------           --------           ---------          -----------            ----------            ----------
   $ 171,721           $509,108           $ 644,933          $   773,884            $2,149,564            $4,954,388
   =========           ========           =========          ===========            ==========            ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                                 FTVIPT Templeton                        Janus Aspen      Janus Aspen Global
                                                 Growth Securities                         Balanced         Life Sciences
                                                    Subaccount       High Yield Bond      Subaccount          Subaccount
                                                     (Class 2)         Subaccount      (Service Shares)    (Service Shares)
                                                     ---------         ----------      ----------------    ----------------

Investment Income:
 Dividends ...................................      $       --          $ 23,290          $      --            $     --
                                                    ----------          --------          ---------            --------
Expenses:
 Insurance charges ...........................          23,710             1,560             20,840              22,693
 Administrative fees .........................           2,374               171              2,308               2,488
 Equity protection fees ......................              --                --                 --                  --
                                                    ----------          --------          ---------            --------
   Total expenses.............................          26,084             1,731             23,148              25,181
                                                    ----------          --------          ---------            --------
    Net investment income (loss) .............         (26,084)           21,559            (23,148)            (25,181)
                                                    ----------          --------          ---------            --------
Realized Gain (Loss) and Unrealized Gain
 (Loss) on Investments:
   Realized gain distribution.................              --             1,857                 --                  --
   Realized gain (loss) on sale of investments       1,065,087           (12,169)           651,591              57,798
                                                    ----------          --------          ---------            --------
    Realized gain (loss) .....................       1,065,087           (10,312)           651,591              57,798
                                                    ----------          --------          ---------            --------
   Change in unrealized gain (loss) on
    investments ..............................        (626,741)           (3,383)          (473,150)             56,082
                                                    ----------          --------          ---------            --------
 Net increase (decrease) in net assets
   resulting from operations..................      $  412,262          $  7,864          $ 155,293            $ 88,699
                                                    ==========          ========          =========            ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

   Janus Aspen         Janus Aspen        Janus Aspen
Global Technology    Mid Cap Growth    Worldwide Growth   Lazard Retirement                            LMPIS Premier
    Subaccount         Subaccount         Subaccount          Small Cap          LMPIS Dividend     Selections All Cap
 (Service Shares)   (Service Shares)   (Service Shares)       Subaccount      Strategy Subaccount    Growth Subaccount
 ----------------   ----------------   ----------------       ----------      -------------------    -----------------

     $     --           $      --          $ 41,871           $      --             $ 26,888             $     --
     --------           ---------          --------           ---------             --------             --------
       12,453              92,324            34,603              52,547               20,969               22,155
        1,421               9,696             3,925               5,236                1,945                2,233
           --                  --                --                  --                   --                   --
     --------           ---------          --------           ---------             --------             --------
       13,874             102,020            38,528              57,783               22,914               24,388
     --------           ---------          --------           ---------             --------             --------
      (13,874)           (102,020)            3,343             (57,783)               3,974              (24,388)
     --------           ---------          --------           ---------             --------             --------
           --                  --                --             327,159                   --               47,580
      (84,276)            333,025            58,472             497,438               41,074               43,963
     --------           ---------          --------           ---------             --------             --------
      (84,276)            333,025            58,472             824,597               41,074               91,543
     --------           ---------          --------           ---------             --------             --------
      157,568             442,517           333,828            (295,358)             152,388               13,763
     --------           ---------          --------           ---------             --------             --------
     $ 59,418           $ 673,522          $395,643           $ 471,456             $197,436             $ 80,918
     ========           =========          ========           =========             ========             ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                     LMPVPV Small Cap                                                       LMPVPI Large
                                   Growth Opportunities      LMPVPI All Cap        LMPVPI Investors          Cap Growth
                                        Subaccount        Subaccount (Class I)   Subaccount (Class I)   Subaccount (Class I)
                                        ----------        --------------------   --------------------   --------------------

Investment Income:
 Dividends .....................         $     --              $  330,226             $  201,275              $     --
                                         --------              ----------             ----------              --------
Expenses:
 Insurance charges .............           47,302                 363,858                182,083                10,881
 Administrative fees ...........            4,407                  38,335                 19,369                 1,200
 Equity protection fees ........               --                      --                     --                    --
                                         --------              ----------             ----------              --------
   Total expenses...............           51,709                 402,193                201,452                12,081
                                         --------              ----------             ----------              --------
    Net investment income
     (loss) ....................          (51,709)                (71,967)                  (177)              (12,081)
                                         --------              ----------             ----------              --------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
   Realized gain distribution...          184,978                 895,000                287,645                    --
   Realized gain (loss) on sale
    of investments .............          144,921                 916,677                577,103                21,384
                                         --------              ----------             ----------              --------
    Realized gain (loss) .......          329,899               1,811,677                864,748                21,384
                                         --------              ----------             ----------              --------
   Change in unrealized gain
    (loss) on investments ......           32,596               2,133,637              1,076,051               (22,942)
                                         --------              ----------             ----------              --------
 Net increase (decrease) in net
   assets resulting from
   operations...................         $310,786              $3,873,347             $1,940,622              $(13,639)
                                         ========              ==========             ==========              ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

    LMPVPI Small       LMPVPII Aggressive      LMPVPII     LMPVPII Diversified    LMPVPII Equity     LMPVPII Equity
     Cap Growth         Growth Subaccount   Appreciation     Strategic Income    Index Subaccount   Index Subaccount
Subaccount (Class I)        (Class I)        Subaccount         Subaccount           (Class I)         (Class II)
--------------------        ---------        ----------         ----------           ---------         ----------

      $      --             $     --         $  296,442          $896,274          $ 13,085,634        $  320,968
      ---------             --------         ----------          --------          ------------        ----------
        115,119               17,188            398,135           222,528            10,976,033           332,434
         11,949                1,805             40,383            23,331             1,279,472            36,778
             --                   --                 --                --            13,641,919                --
      ---------             --------         ----------          --------          ------------        ----------
        127,068               18,993            438,518           245,859            25,897,424           369,212
      ---------             --------         ----------          --------          ------------        ----------
       (127,068)             (18,993)          (142,076)          650,415           (12,811,790)          (48,244)
      ---------             --------         ----------          --------          ------------        ----------
        370,085                   --            778,173                --            10,236,055           302,178
        258,949              125,469            587,845           (76,748)           16,775,374           372,546
      ---------             --------         ----------          --------          ------------        ----------
        629,034              125,469          1,366,018           (76,748)           27,011,429           674,724
      ---------             --------         ----------          --------          ------------        ----------
        292,926              (21,299)         2,089,056           (25,278)           81,527,003         2,472,632
      ---------             --------         ----------          --------          ------------        ----------
      $ 794,892             $ 85,177         $3,312,998          $548,389          $ 95,726,642        $3,099,112
      =========             ========         ==========          ========          ============        ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                                                                  LMPVPII Growth    LMPVPIII      LMPVPIII
                                                                   LMPVPII          and Income     Adjustable    Aggressive
                                                              Fundamental Value     Subaccount     Rate Income     Growth
                                                                 Subaccount         (Class I)      Subaccount    Subaccount
                                                                 ----------         ---------      ----------    ----------

Investment Income:
 Dividends ................................................      $  686,517          $ 2,838        $172,334     $        --
                                                                 ----------          -------        --------     -----------
Expenses:
 Insurance charges ........................................         651,309           11,292          59,355       1,071,712
 Administrative fees ......................................          66,447            1,088           5,490         109,254
 Equity protection fees ...................................              --               --              --              --
                                                                 ----------          -------        --------     -----------
    Total expenses ........................................         717,756           12,380          64,845       1,180,966
                                                                 ----------          -------        --------     -----------
     Net investment income (loss) .........................         (31,239)          (9,542)        107,489      (1,180,966)
                                                                 ----------          -------        --------     -----------
Realized Gain (Loss) and Unrealized Gain (Loss) on
 Investments:
   Realized gain distribution..............................       1,742,675            4,857              --          75,353
   Realized gain (loss) on sale of investments.............         920,024           25,557          (3,106)      2,219,991
                                                                 ----------          -------        --------     -----------
    Realized gain (loss) ..................................       2,662,699           30,414          (3,106)      2,295,344
                                                                 ----------          -------        --------     -----------
   Change in unrealized gain (loss) on investments.........       3,519,703           52,758         (22,146)      3,807,430
                                                                 ----------          -------        --------     -----------
 Net increase (decrease) in net assets resulting from
   operations..............................................      $6,151,163          $73,630        $ 82,237     $ 4,921,808
                                                                 ==========          =======        ========     ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                   LMPVPIII
  LMPVPIII    International All       LMPVPIII           LMPVPIII        LMPVPIII       LMPVPIII
High Income       Cap Growth      Large Cap Growth   Large Cap Value   Mid Cap Core   Money Market
 Subaccount       Subaccount         Subaccount         Subaccount      Subaccount     Subaccount
 ----------       ----------         ----------         ----------      ----------     ----------

 $1,544,165       $  119,355         $   53,233         $  211,944      $   98,334     $1,361,651
 ----------       ----------         ----------         ----------      ----------     ----------
    309,341           77,420            496,162            242,322         269,423        432,340
     30,661            8,552             52,332             25,828          28,305         44,912
         --               --                 --                 --              --             --
 ----------       ----------         ----------         ----------      ----------     ----------
    340,002           85,972            548,494            268,150         297,728        477,252
 ----------       ----------         ----------         ----------      ----------     ----------
  1,204,163           33,383           (495,261)           (56,206)       (199,394)       884,399
 ----------       ----------         ----------         ----------      ----------     ----------
         --          121,988                 --            311,810       2,244,897             --
    (97,184)         285,952             60,992            176,253         616,561             --
 ----------       ----------         ----------         ----------      ----------     ----------
    (97,184)         407,940             60,992            488,063       2,861,458             --
 ----------       ----------         ----------         ----------      ----------     ----------
    674,216          782,613          1,295,539          2,202,086        (368,149)            --
 ----------       ----------         ----------         ----------      ----------     ----------
 $1,781,195       $1,223,936         $  861,270         $2,633,943      $2,293,915     $  884,399
 ==========       ==========         ==========         ==========      ==========     ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                             LMPVPIV               LMPVPIV               LMPVPIV               LMPVPIV
                                       Multiple Discipline   Multiple Discipline   Multiple Discipline   Multiple Discipline
                                         Subaccount-All      Subaccount-Balanced    Subaccount-Global     Subaccount-Large
                                           Cap Growth          All Cap Growth        All Cap Growth          Cap Growth
                                            and Value             and Value             and Value             and Value
                                            ---------             ---------             ---------             ---------

Investment Income:
 Dividends .........................       $  204,764            $  432,841            $  107,312             $ 30,704
                                           ----------            ----------            ----------             --------
Expenses:
 Insurance charges .................          577,399               463,610               159,018               61,855
 Administrative fees ...............           51,458                41,631                14,209                5,892
 Equity protection fees ............               --                    --                    --                   --
                                           ----------            ----------            ----------             --------
    Total expenses .................          628,857               505,241               173,227               67,747
                                           ----------            ----------            ----------             --------
     Net investment income (loss) ..         (424,093)              (72,400)              (65,915)             (37,043)
                                           ----------            ----------            ----------             --------
Realized Gain (Loss) and Unrealized
 Gain (Loss) on Investments:
   Realized gain distribution.......        1,549,816               820,253               238,276              100,641
   Realized gain (loss) on sale of
    investments ....................        1,018,098               392,213               286,751               63,394
                                           ----------            ----------            ----------             --------
    Realized gain (loss) ...........        2,567,914             1,212,466               525,027              164,035
                                           ----------            ----------            ----------             --------
   Change in unrealized gain (loss)
    on investments .................        1,504,612             1,128,726               712,162              274,107
                                           ----------            ----------            ----------             --------
 Net increase (decrease) in net
   assets resulting from operations.       $3,648,433            $2,268,792            $1,171,274             $401,099
                                           ==========            ==========            ==========             ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006


                         Lord Abbett                     MIST Batterymarch   MIST BlackRock   MIST BlackRock
     Lord Abbett        Mid-Cap Value                      Mid-Cap Stock       High Yield     Large-Cap Core
  Growth and Income       Subaccount    Managed Assets       Subaccount        Subaccount       Subaccount
Subaccount (Class VC)     (Class VC)      Subaccount         (Class A)          (Class A)        (Class A)
---------------------     ----------      ----------         ---------          ---------        ---------

      $  108,793          $   57,284        $ 2,652          $      --          $     --         $     --
      ----------          ----------        -------          ---------          --------         --------
         133,058             185,796            508             25,505            20,953           74,772
          12,216              17,455             58              2,745             2,286            7,776
              --                  --             --                 --                --               --
      ----------          ----------        -------          ---------          --------         --------
         145,274             203,251            566             28,250            23,239           82,548
      ----------          ----------        -------          ---------          --------         --------
         (36,481)           (145,967)         2,086            (28,250)          (23,239)         (82,548)
      ----------          ----------        -------          ---------          --------         --------
         291,531             892,549          3,597                 --                --               --
          70,006             234,843            864            (42,906)            6,048          (17,626)
      ----------          ----------        -------          ---------          --------         --------
         361,537           1,127,392          4,461            (42,906)            6,048          (17,626)
      ----------          ----------        -------          ---------          --------         --------
         833,622             141,472         (2,749)           (91,154)          136,098          526,091
      ----------          ----------        -------          ---------          --------         --------
      $1,158,678          $1,122,897        $ 3,798          $(162,310)         $118,907         $425,917
      ==========          ==========        =======          =========          ========         ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                                                                                            MIST Legg Mason
                                         MIST Dreman             MIST Harris         MIST Janus Capital    Partners Managed
                                       Small-Cap Value      Oakmark International       Appreciation       Assets Subaccount
                                     Subaccount (Class A)   Subaccount (Class A)    Subaccount (Class A)       (Class A)
                                     --------------------   --------------------    --------------------       ---------

Investment Income:
 Dividends .......................         $ 2,755                $     --                $     --              $    --
                                           -------                --------                --------              -------
Expenses:
 Insurance charges ...............           4,612                  75,997                  62,281                1,490
 Administrative fees .............             451                   7,710                   6,850                  169
 Equity protection fees ..........              --                      --                      --                   --
                                           -------                --------                --------              -------
   Total expenses.................           5,063                  83,707                  69,131                1,659
                                           -------                --------                --------              -------
    Net investment income (loss) .          (2,308)                (83,707)                (69,131)              (1,659)
                                           -------                --------                --------              -------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
   Realized gain distribution.....           1,591                      --                      --                   --
   Realized gain (loss) on sale of
    investments ..................           1,782                 (14,818)                (57,153)                 312
                                           -------                --------                --------              -------
    Realized gain (loss) .........           3,373                 (14,818)                (57,153)                 312
                                           -------                --------                --------              -------
   Change in unrealized gain
    (loss) on investments ........          58,883                 871,289                 230,196               13,252
                                           -------                --------                --------              -------
 Net increase (decrease) in net
   assets resulting from
   operations.....................         $59,948                $772,764                $103,912              $11,905
                                           =======                ========                ========              =======

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

MIST Lord Abbett    MIST Lord Abbett                                                   MIST Met/AIM
 Bond Debenture    Growth and Income     MIST Lord Abbett         MIST Met/AIM       Small Cap Growth   MIST MFS Value
   Subaccount          Subaccount          Mid-Cap Value      Capital Appreciation      Subaccount        Subaccount
    (Class A)          (Class B)       Subaccount (Class B)   Subaccount (Class A)       (Class A)         (Class A)
    ---------          ---------       --------------------   --------------------       ---------         ---------

    $     --           $       --             $    --               $   2,886             $    --          $ 71,844
    --------           ----------             -------               ---------             -------          --------
      29,268              169,068               3,089                  17,866               1,187            47,059
       3,264               16,793                 315                   1,699                 119             4,641
          --                   --                  --                      --                  --                --
    --------           ----------             -------               ---------             -------          --------
      32,532              185,861               3,404                  19,565               1,306            51,700
    --------           ----------             -------               ---------             -------          --------
     (32,532)            (185,861)             (3,404)                (16,679)             (1,306)           20,144
    --------           ----------             -------               ---------             -------          --------
          --                   --                  --                 200,974               1,762           241,663
       3,821                5,520               5,621                 (34,085)               (557)            7,583
    --------           ----------             -------               ---------             -------          --------
       3,821                5,520               5,621                 166,889               1,205           249,246
    --------           ----------             -------               ---------             -------          --------
     180,954            1,378,976              49,165                (198,571)              6,027           273,082
    --------           ----------             -------               ---------             -------          --------
    $152,243           $1,198,635             $51,382               $ (48,361)            $ 5,926          $542,472
    ========           ==========             =======               =========             =======          ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                      MIST Neuberger                                 MIST Pioneer           MIST Pioneer
                                    Berman Real Estate     MIST Pioneer Fund        Mid-Cap Value         Strategic Income
                                   Subaccount (Class A)   Subaccount (Class A)   Subaccount (Class A)   Subaccount (Class A)
                                   --------------------   --------------------   --------------------   --------------------

Investment Income:
 Dividends .....................        $       --              $    --                $   481                $296,169
                                        ----------              -------                -------                --------
Expenses:
 Insurance charges .............            69,425                5,823                  1,906                  57,348
 Administrative fees ...........             7,360                  560                    185                   5,884
 Equity protection fees ........                --                   --                     --                      --
                                        ----------              -------                -------                --------
   Total expenses...............            76,785                6,383                  2,091                  63,232
                                        ----------              -------                -------                --------
    Net investment income
     (loss) ....................           (76,785)              (6,383)                (1,610)                232,937
                                        ----------              -------                -------                --------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
   Realized gain distribution...                --                   --                  2,991                      --
   Realized gain (loss) on sale
    of investments .............            59,886                4,029                    (61)                  6,344
                                        ----------              -------                -------                --------
    Realized gain (loss) .......            59,886                4,029                  2,930                   6,344
                                        ----------              -------                -------                --------
   Change in unrealized gain
    (loss) on investments ......         1,453,636               39,852                 11,893                 (29,904)
                                        ----------              -------                -------                --------
 Net increase (decrease) in net
   assets resulting from
   operations...................        $1,436,737              $37,498                $13,213                $209,377
                                        ==========              =======                =======                ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                              December 31, 2006

                                              MSF BlackRock   MSF BlackRock
  MIST Third Avenue        MSF BlackRock       Bond Income     Bond Income        MSF BlackRock           MSF Capital
   Small Cap Value       Aggressive Growth      Subaccount      Subaccount        Money Market       Guardian U.S. Equity
Subaccount (Class B)   Subaccount (Class D)     (Class A)       (Class E)     Subaccount (Class A)   Subaccount (Class A)
--------------------   --------------------     ---------       ---------     --------------------   --------------------

      $     --               $      --           $     --       $      --           $587,292               $     --
      --------               ---------           --------       ---------           --------               --------
        30,554                  94,711             48,770         188,838            159,860                 34,482
         2,965                  10,160              5,480          19,621             18,094                  3,717
            --                      --                 --              --                 --                     --
      --------               ---------           --------       ---------           --------               --------
        33,519                 104,871             54,250         208,459            177,954                 38,199
      --------               ---------           --------       ---------           --------               --------
       (33,519)               (104,871)           (54,250)       (208,459)           409,338                (38,199)
      --------               ---------           --------       ---------           --------               --------
            --                      --                 --              --                 --                     --
         1,591                (120,587)            14,744          85,966                 --                 (2,365)
      --------               ---------           --------       ---------           --------               --------
         1,591                (120,587)            14,744          85,966                 --                 (2,365)
      --------               ---------           --------       ---------           --------               --------
       182,997                (122,638)           248,546         843,482                 --                138,135
      --------               ---------           --------       ---------           --------               --------
      $151,069               $(348,096)          $209,040       $ 720,989           $409,338               $ 97,571
      ========               =========           ========       =========           ========               ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                              December 31, 2006

                                                                                                            MSF MetLife
                                                             MSF FI Value           MSF MetLife            Conservative
                                     MSF FI Large Cap     Leaders Subaccount   Aggressive Allocation   Allocation Subaccount
                                   Subaccount (Class A)       (Class D)        Subaccount (Class B)          (Class B)
                                   --------------------       ---------        --------------------          ---------

Investment Income:
 Dividends .....................        $      --             $      --               $    --                 $    --
                                        ---------             ---------               -------                 -------
Expenses:
 Insurance charges .............          221,495               229,089                 7,280                   8,226
 Administrative fees ...........           23,893                24,343                   794                     838
 Equity protection fees ........               --                    --                    --                      --
                                        ---------             ---------               -------                 -------
    Total expenses .............          245,388               253,432                 8,074                   9,064
                                        ---------             ---------               -------                 -------
     Net investment income
       (loss)...................         (245,388)             (253,432)               (8,074)                 (9,064)
                                        ---------             ---------               -------                 -------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
   Realized gain distribution...               --                    --                    --                      --
   Realized gain (loss) on sale
    of investments .............         (176,177)              (52,467)               (4,423)                  1,467
                                        ---------             ---------               -------                 -------
    Realized gain (loss) .......         (176,177)              (52,467)               (4,423)                  1,467
                                        ---------             ---------               -------                 -------
   Change in unrealized gain
    (loss) on investments ......          572,340               862,056                65,285                  45,053
                                        ---------             ---------               -------                 -------
 Net increase (decrease) in net
   assets resulting from
   operations...................        $ 150,775             $ 556,157               $52,788                 $37,456
                                        =========             =========               =======                 =======

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                              December 31, 2006

     MSF MetLife                                   MSF MetLife
   Conservative to          MSF MetLife            Moderate to         MSF MFS(R) Total
 Moderate Allocation    Moderate Allocation   Aggressive Allocation   Return Subaccount
Subaccount (Class B)   Subaccount (Class B)    Subaccount (Class B)       (Class F)
--------------------   --------------------    --------------------       ---------

      $     --               $     --                $     --             $       --
      --------               --------                --------             ----------
        15,430                 36,688                  36,975                795,904
         1,515                  3,505                   3,435                 81,397
            --                     --                      --                     --
      --------               --------                --------             ----------
        16,945                 40,193                  40,410                877,301
      --------               --------                --------             ----------
       (16,945)               (40,193)                (40,410)              (877,301)
      --------               --------                --------             ----------
            --                     --                      --                     --
          (193)               (14,804)                (14,306)               119,305
      --------               --------                --------             ----------
          (193)               (14,804)                (14,306)               119,305
      --------               --------                --------             ----------
        86,907                247,637                 300,738              6,096,664
      --------               --------                --------             ----------
      $ 69,769               $192,640                $246,022             $5,338,668
      ========               ========                ========             ==========

 MSF Morgan Stanley       MSF Oppenheimer
     EAFE Index            Global Equity
Subaccount (Class A)   Subaccount (Class B)
--------------------   --------------------

       $   --                $     --
       ------                --------
          327                  61,404
           36                   6,431
           --                      --
       ------                --------
          363                  67,835
       ------                --------
         (363)                (67,835)
       ------                --------
           --                      --
           27                 (32,707)
       ------                --------
           27                 (32,707)
       ------                --------
        8,326                 476,893
       ------                --------
       $7,990                $376,351
       ======                ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                              December 31, 2006


                                                                   MSF Western Asset      MSF Western Asset
                                            MSF T. Rowe Price       Management High        Management U.S.
                                             Large Cap Growth          Yield Bond             Government        Money Market
                                           Subaccount (Class B)   Subaccount (Class A)   Subaccount (Class A)    Subaccount
                                           --------------------   --------------------   --------------------    ----------

Investment Income:
 Dividends .............................        $       --              $    --                 $   --            $181,576
                                                ----------              -------                 ------            --------
Expenses:
 Insurance charges .....................           200,222                1,988                    724              56,369
 Administrative fees ...................            21,632                  224                     89               6,386
 Equity protection fees ................                --                   --                     --                  --
                                                ----------              -------                 ------            --------
    Total expenses .....................           221,854                2,212                    813              62,755
                                                ----------              -------                 ------            --------
     Net investment income (loss) ......          (221,854)              (2,212)                  (813)            118,821
                                                ----------              -------                 ------            --------
Realized Gain (Loss) and Unrealized
 Gain (Loss) on Investments:
   Realized gain distribution...........                --                   --                     --                  --
   Realized gain (loss) on sale of
    investments ........................            (4,855)              (1,681)                 1,644                  --
                                                ----------              -------                 ------            --------
     Realized gain (loss) ..............            (4,855)              (1,681)                 1,644                  --
                                                ----------              -------                 ------            --------
   Change in unrealized gain (loss) on
    investments ........................         1,655,147               10,815                  2,332                  --
                                                ----------              -------                 ------            --------
 Net increase (decrease) in net assets
   resulting from operations............        $1,428,438              $ 6,922                 $3,163            $118,821
                                                ==========              =======                 ======            ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                              December 31, 2006

                                                                      Putnam VT     Putnam VT
Oppenheimer Main          PIMCO VIT                PIMCO VIT          Discovery   International       Putnam VT
    Street/VA            Real Return             Total Return          Growth         Equity          Small Cap
   Subaccount            Subaccount               Subaccount         Subaccount     Subaccount    Value Subaccount
(Service Shares)   (Administrative Class)   (Administrative Class)   (Class IB)     (Class IB)       (Class IB)
----------------   ----------------------   ----------------------   ----------     ----------       ----------

     $   985              $ 302,926               $2,212,583           $    --      $   31,394       $   39,440
     -------              ---------               ----------           -------      ----------       ----------
         431                112,385                  743,674             5,206          75,295          173,501
          49                 10,712                   75,171               560           8,116           18,232
          --                     --                       --                --              --               --
     -------              ---------               ----------           -------      ----------       ----------
         480                123,097                  818,845             5,766          83,411          191,733
     -------              ---------               ----------           -------      ----------       ----------
         505                179,829                1,393,738            (5,766)        (52,017)        (152,293)
     -------              ---------               ----------           -------      ----------       ----------
          --                185,662                  268,385                --              --        1,207,672
       8,469                (20,928)                 (64,702)            4,245         295,104          596,738
     -------              ---------               ----------           -------      ----------       ----------
       8,469                164,734                  203,683             4,245         295,104        1,804,410
     -------              ---------               ----------           -------      ----------       ----------
      (3,348)              (417,508)                (535,923)           33,910         975,627          120,357
     -------              ---------               ----------           -------      ----------       ----------
     $ 5,626              $ (72,945)              $1,061,498           $32,389      $1,218,714       $1,772,474
     =======              =========               ==========           =======      ==========       ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006


                                 Travelers AIM                               Travelers Disciplined
                              Capital Appreciation   Travelers Convertible       Mid Cap Stock       Travelers Equity
                                   Subaccount        Securities Subaccount        Subaccount         Income Subaccount
                                   ----------        ---------------------        ----------         -----------------

Investment Income:
 Dividends ................        $      --               $ 28,294               $   17,148            $   339,504
                                   ---------               --------               ----------            -----------
Expenses:
 Insurance charges ........           10,107                 14,883                   14,271                116,028
 Administrative fees ......              996                  1,662                    1,534                 12,364
 Equity protection fees ...               --                     --                       --                     --
                                   ---------               --------               ----------            -----------
   Total expenses .........           11,103                 16,545                   15,805                128,392
                                   ---------               --------               ----------            -----------
    Net investment income
     (loss) ...............          (11,103)                11,749                    1,343                211,112
                                   ---------               --------               ----------            -----------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
   Realized gain
    distribution ..........           11,184                 44,321                  511,591              2,592,403
   Realized gain (loss) on
    sale of investments ...          472,024                252,711                  528,951              1,884,233
                                   ---------               --------               ----------            -----------
    Realized gain (loss) ..          483,208                297,032                1,040,542              4,476,636
                                   ---------               --------               ----------            -----------
   Change in unrealized
    gain (loss) on
    investments ...........         (344,424)               (88,174)                (763,118)            (3,422,383)
                                   ---------               --------               ----------            -----------
 Net increase (decrease)
   in net assets resulting
   from operations ........        $ 127,681               $220,607               $  278,767            $ 1,265,365
                                   =========               ========               ==========            ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                                                   Travelers Managed    Travelers Managed
Travelers Federated                                               Allocation Series:   Allocation Series:    Travelers Managed
     High Yield       Travelers Federated   Travelers Large Cap       Aggressive          Conservative       Allocation Series:
     Subaccount         Stock Subaccount         Subaccount           Subaccount           Subaccount       Moderate Subaccount
     ----------         ----------------         ----------           ----------           ----------       -------------------

     $ 186,343             $  15,030             $  39,394             $ 12,380             $ 23,526             $  76,834
     ---------             ---------             ---------             --------             --------             ---------
        10,665                 4,288                40,125                1,870                3,714                12,198
         1,164                   468                 4,340                  201                  358                 1,187
            --                    --                    --                   --                   --                    --
     ---------             ---------             ---------             --------             --------             ---------
        11,829                 4,756                44,465                2,071                4,072                13,385
     ---------             ---------             ---------             --------             --------             ---------
       174,514                10,274                (5,071)              10,309               19,454                63,449
     ---------             ---------             ---------             --------             --------             ---------
            --               124,402               482,092              101,942               14,107               207,809
        (1,756)               92,652              (660,646)             (86,489)             (21,773)             (174,905)
     ---------             ---------             ---------             --------             --------             ---------
        (1,756)              217,054              (178,554)              15,453               (7,666)               32,904
     ---------             ---------             ---------             --------             --------             ---------
      (111,546)             (191,937)              460,338               (3,838)              (9,905)              (28,188)
     ---------             ---------             ---------             --------             --------             ---------
     $  61,212             $  35,391             $ 276,713             $ 21,924             $  1,883             $  68,165
     =========             =========             =========             ========             ========             =========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                                                  Travelers Managed
                                            Travelers Managed    Allocation Series:
                                            Allocation Series:        Moderate-                           Travelers Mercury
                                           Moderate-Aggressive      Conservative      Travelers Managed     Large Cap Core
                                                Subaccount           Subaccount       Income Subaccount       Subaccount
                                                ----------           ----------       -----------------       ----------

Investment Income:
 Dividends .............................        $  57,421             $ 46,312           $   419,710          $  17,249
                                                ---------             --------           -----------          ---------
Expenses:
 Insurance charges .....................           13,864                6,637                94,476             36,614
 Administrative fees ...................            1,260                  642                 9,788              3,825
 Equity protection fees ................               --                   --                    --                 --
                                                ---------             --------           -----------          ---------
   Total expenses.......................           15,124                7,279               104,264             40,439
                                                ---------             --------           -----------          ---------
    Net investment income (loss) .......           42,297               39,033               315,446            (23,190)
                                                ---------             --------           -----------          ---------
Realized Gain (Loss) and Unrealized
 Gain (Loss) on Investments:
   Realized gain distribution...........          247,870               82,556                    --            251,871
   Realized gain (loss) on sale of
    investments.........................         (130,364)             (74,588)           (1,931,377)          (561,116)
                                                ---------             --------           -----------          ---------
    Realized gain (loss) ...............          117,506                7,968            (1,931,377)          (309,245)
                                                ---------             --------           -----------          ---------
   Change in unrealized gain (loss) on
    investments.........................          (55,275)             (25,024)            1,426,335            797,397
                                                ---------             --------           -----------          ---------
 Net increase (decrease) in net assets
   resulting from operations............        $ 104,528             $ 21,977           $  (189,596)         $ 464,962
                                                =========             ========           ===========          =========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006


Travelers MFS(R) Mid                                                Travelers Mondrian
     Cap Growth        Travelers MFS(R) Total   Travelers MFS(R)   International Stock   Travelers Pioneer   Travelers Pioneer Mid
     Subaccount           Return Subaccount     Value Subaccount        Subaccount        Fund Subaccount     Cap Value Subaccount
     ----------           -----------------     ----------------        ----------        ---------------     --------------------

      $     --               $1,017,162             $     --           $   261,829            $  5,874               $    2
      --------               ----------             --------           -----------            --------               ------
        51,999                  367,323               16,249                33,502               2,998                  661
         5,605                   37,524                1,570                 3,327                 288                   62
            --                       --                   --                    --                  --                   --
      --------               ----------             --------           -----------            --------               ------
        57,604                  404,847               17,819                36,829               3,286                  723
      --------               ----------             --------           -----------            --------               ------
       (57,604)                 612,315              (17,819)              225,000               2,588                 (721)
      --------               ----------             --------           -----------            --------               ------
       623,706                1,104,044               19,578               294,349                  --                   --
        62,295                1,241,302              271,555             1,604,127             117,077                8,077
      --------               ----------             --------           -----------            --------               ------
       686,001                2,345,346              291,133             1,898,476             117,077                8,077
      --------               ----------             --------           -----------            --------               ------
        26,779                 (486,174)             (26,496)           (1,161,075)            (83,907)                (798)
      --------               ----------             --------           -----------            --------               ------
      $655,176               $2,471,487             $246,818           $   962,401            $ 35,758               $6,558
      ========               ==========             ========           ===========            ========               ======

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006


                                    Travelers Pioneer                                             Travelers Style Focus
                                     Strategic Income   Travelers Quality   Travelers Strategic     Series: Small Cap
                                        Subaccount       Bond Subaccount     Equity Subaccount      Growth Subaccount
                                        ----------       ---------------     -----------------      -----------------

Investment Income:
 Dividends.......................        $     --           $ 339,426           $    65,285               $    5
                                         --------           ---------           -----------               ------
Expenses:
 Insurance charges ..............          24,351              24,626                80,905                  230
 Administrative fees ............           2,484               2,766                 8,722                   21
 Equity protection fees .........              --                  --                    --                   --
                                         --------           ---------           -----------               ------
   Total expenses................          26,835              27,392                89,627                  251
                                         --------           ---------           -----------               ------
    Net investment income (loss).         (26,835)            312,034               (24,342)                (246)
                                         --------           ---------           -----------               ------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
   Realized gain distribution....              --                  --               715,791                1,902
   Realized gain (loss) on sale
    of investments...............         (53,116)           (456,778)           (6,614,837)               4,114
                                         --------           ---------           -----------               ------
    Realized gain (loss).........         (53,116)           (456,778)           (5,899,046)               6,016
                                         --------           ---------           -----------               ------
   Change in unrealized gain
    (loss) on investments........         134,362              94,631             6,691,796                 (616)
                                         --------           ---------           -----------               ------
 Net increase (decrease) in net
   assets resulting from
   operations....................        $ 54,411           $ (50,113)          $   768,408               $5,154
                                         ========           =========           ===========               ======

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                           Travelers                           Van Kampen      Van Kampen
Travelers Style Focus   U.S. Government     Travelers Van     LIT Comstock   LIT Enterprise      Van Kampen LIT
  Series: Small Cap        Securities     Kampen Enterprise    Subaccount      Subaccount       Strategic Growth
   Value Subaccount        Subaccount         Subaccount       (Class II)      (Class II)     Subaccount (Class I)
   ----------------        ----------         ----------       ----------      ----------     --------------------

       $     8              $ 4,676          $     1,242        $ 56,836         $   862           $        --
       -------              -------          -----------        --------         -------           -----------
           422                  313               17,371          59,586           5,774               212,310
            42                   33                1,879           6,161             588                22,798
            --                   --                   --              --              --                    --
       -------              -------          -----------        --------         -------           -----------
           464                  346               19,250          65,747           6,362               235,108
       -------              -------          -----------        --------         -------           -----------
          (456)               4,330              (18,008)         (8,911)         (5,500)             (235,108)
       -------              -------          -----------        --------         -------           -----------
           338                1,138              101,272         264,251              --                    --
        12,067               (7,575)          (2,185,530)        156,581          18,835            (1,321,131)
       -------              -------          -----------        --------         -------           -----------
        12,405               (6,437)          (2,084,258)        420,832          18,835            (1,321,131)
       -------              -------          -----------        --------         -------           -----------
        (1,523)                (580)           2,248,344         115,557          (4,116)            1,718,636
       -------              -------          -----------        --------         -------           -----------
       $10,426              $(2,687)         $   146,078        $527,478         $ 9,219           $   162,397
       =======              =======          ===========        ========         =======           ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Concluded)
                     For the year ended December 31, 2006

                                                                                   VIP Dynamic Capital
                                           VIP Contrafund(R)   VIP Contrafund(R)       Appreciation         VIP Mid Cap
                                               Subaccount          Subaccount           Subaccount           Subaccount
                                           (Service Class 2)    (Service Class)     (Service Class 2)    (Service Class 2)
                                           -----------------    ---------------     -----------------    -----------------

Investment Income:
 Dividends .............................       $   80,626          $  314,878            $   675             $   32,400
                                               ----------          ----------            -------             ----------
Expenses:
 Insurance charges .....................          113,597             412,592              3,921                277,255
 Administrative fees ...................           12,330              42,334                431                 27,752
 Equity protection fees ................               --                  --                 --                     --
                                               ----------          ----------            -------             ----------
   Total expenses.......................          125,927             454,926              4,352                305,007
                                               ----------          ----------            -------             ----------
    Net investment income (loss) .......          (45,301)           (140,048)            (3,677)              (272,607)
                                               ----------          ----------            -------             ----------
Realized Gain (Loss) and Unrealized
 Gain (Loss) on Investments:
   Realized gain distribution...........          663,543           2,353,500              7,980              2,160,356
   Realized gain (loss) on sale of
    investments.........................          435,748             741,191              8,629                782,837
                                               ----------          ----------            -------             ----------
    Realized gain (loss) ...............        1,099,291           3,094,691             16,609              2,943,193
                                               ----------          ----------            -------             ----------
   Change in unrealized gain (loss) on
    investments.........................         (298,571)           (295,013)            21,266               (863,507)
                                               ----------          ----------            -------             ----------
 Net increase (decrease) in net assets
   resulting from operations............       $  755,419          $2,659,630            $34,198             $1,807,079
                                               ==========          ==========            =======             ==========

  The accompanying notes are an integral part of these financial statements.

                     [This Page Intentionally Left Blank]

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
                     STATEMENTS OF CHANGES IN NET ASSETS
                For the years ended December 31, 2006 and 2005

                                                                                                       AllianceBernstein
                                                     AIM V.I. Core           AIM V.I. Premier                Growth
                                                   Equity Subaccount        Equity Subaccount        and Income Subaccount
                                                      (Series I)                (Series I)                 (Class B)
                                                 ---------------------   ------------------------   ------------------------
                                                    2006        2005        2006          2005         2006          2005
                                                    ----        ----        ----          ----         ----          ----

Operations:
 Net investment income (loss) ................   $  (10,411)  $     --   $    12,682   $  (15,151)  $   (16,156)  $   (9,576)
 Realized gain (loss) ........................       (8,022)        --       228,038        2,656       703,971       45,779
 Change in unrealized gain (loss) on
   investments................................      177,894         --      (129,669)      96,543      (557,623)      49,061
                                                 ----------   --------   -----------   ----------   -----------   ----------
   Net increase (decrease) in net assets
    resulting from operations ................      159,461         --       111,051       84,048       130,192       85,264
                                                 ----------   --------   -----------   ----------   -----------   ----------
Unit Transactions:
 Participant purchase payments ...............        9,203         --         7,327       11,238        55,131      369,183
 Participant transfers from other funding
   options....................................    2,326,372         --           184       17,849        74,085      387,939
 Growth rate intra-fund transfers in .........           --         --            --           --            --           --
 Administrative charges ......................         (651)        --            (2)        (749)           --         (712)
 Contract surrenders .........................      (54,075)        --       (14,662)     (74,197)      (43,508)    (125,297)
 Participant transfers to other funding
   options....................................     (167,470)        --    (2,306,274)    (113,729)   (3,155,414)    (136,516)
 Growth rate intra-fund transfers out ........           --         --            --           --            --           --
 Other receipts/(payments) ...................       (9,712)        --            --      (19,100)           --           --
                                                 ----------   --------   -----------   ----------   -----------   ----------
   Net increase (decrease) in net assets
    resulting from unit transactions .........    2,103,667         --    (2,313,427)    (178,688)   (3,069,706)     494,597
                                                 ----------   --------   -----------   ----------   -----------   ----------
   Net increase (decrease) in net assets......    2,263,128         --    (2,202,376)     (94,640)   (2,939,514)     579,861
Net Assets:
   Beginning of year..........................           --         --     2,202,376    2,297,016     2,939,514    2,359,653
                                                 ----------   --------   -----------   ----------   -----------   ----------
   End of year................................   $2,263,128   $     --   $        --   $2,202,376   $        --   $2,939,514
                                                 ==========   ========   ===========   ==========   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

     AllianceBernstein             American Funds               American Funds                American Funds
     Large-Cap Growth              Global Growth              Growth Subaccount               Growth-Income
   Subaccount (Class B)         Subaccount (Class 2)              (Class 2)                Subaccount (Class 2)
--------------------------   -------------------------   ---------------------------   ---------------------------
    2006           2005          2006          2005          2006           2005           2006           2005
    ----           ----          ----          ----          ----           ----           ----           ----

$   (116,957)  $  (356,286)  $  (537,377)  $  (542,115)  $ (1,206,246)  $ (1,109,150)  $   (161,422)  $   (361,393)
  (6,746,212)   (2,375,278)    1,006,190       249,255      2,166,363         31,072      5,040,742      1,193,076
   6,758,812     5,471,276    11,120,473     7,064,419     10,417,186     18,124,996     11,713,035      4,259,932
------------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    (104,357)    2,739,712    11,589,286     6,771,559     11,377,303     17,046,918     16,592,355      5,091,615
------------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
       6,688       165,746       409,673     1,929,479      1,499,421      6,254,465        921,532      5,855,971
     200,780       272,392     6,722,454     5,173,138      8,565,694     11,765,874      7,354,412     10,494,168
          --            --            --        20,816             --         44,313             --         20,092
         (81)      (10,907)      (10,894)       (9,885)       (25,403)       (24,418)       (26,003)       (25,600)
    (515,285)   (1,580,518)   (2,774,339)   (2,896,283)    (6,000,146)    (5,173,377)    (5,424,955)    (4,618,751)
 (23,192,825)   (2,682,431)   (2,782,618)   (1,598,946)    (6,545,963)    (4,350,977)    (5,482,565)    (3,878,449)
          --            --            --       (20,817)            --        (44,314)            --        (20,093)
    (165,071)     (401,413)     (401,035)     (572,633)    (1,118,190)      (867,152)    (1,738,105)    (1,167,054)
------------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
 (23,665,794)   (4,237,131)    1,163,241     2,024,869     (3,624,587)     7,604,414     (4,395,684)     6,660,284
------------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
 (23,770,151)   (1,497,419)   12,752,527     8,796,428      7,752,716     24,651,332     12,196,671     11,751,899
  23,770,151    25,267,570    62,277,572    53,481,144    137,246,642    112,595,310    127,886,191    116,134,292
------------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
$         --   $23,770,151   $75,030,099   $62,277,572   $144,999,358   $137,246,642   $140,082,862   $127,886,191
============   ===========   ===========   ===========   ============   ============   ============   ============

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                                           Credit Suisse Trust         Delaware VIP REIT
                                                Capital Appreciation        Emerging Markets              Subaccount
                                                     Subaccount                Subaccount              (Standard Class)
                                              ------------------------   -----------------------   -------------------------
                                                 2006          2005         2006         2005         2006          2005
                                                 ----          ----         ----         ----         ----          ----

Operations:
 Net investment income (loss) .............   $   (40,967)  $ (112,149)  $  (12,035)  $   (6,892)  $    89,346   $    13,778
 Realized gain (loss) .....................       549,183      (15,540)     124,232       70,085     1,600,939       550,704
 Change in unrealized gain (loss) on
   investments.............................      (603,468)   1,297,054      223,544      150,078    (1,237,633)     (323,761)
                                              -----------   ----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations .............       (95,252)   1,169,365      335,741      213,271       452,652       240,721
                                              -----------   ----------   ----------   ----------   -----------   -----------
Unit Transactions:
 Participant purchase payments ............        13,068      186,123          504        2,929        26,898       281,233
 Participant transfers from other funding
   options.................................       419,574      782,286      244,566      190,763       409,123     1,409,158
 Growth rate intra-fund transfers in ......            --           --           --           --            --            --
 Administrative charges ...................           (67)      (4,679)        (431)        (371)          (25)       (2,344)
 Contract surrenders ......................      (195,033)    (786,848)     (37,220)     (44,004)     (136,586)     (360,642)
 Participant transfers to other funding
   options.................................    (8,352,363)    (312,836)    (230,163)    (192,501)   (6,503,593)   (1,020,762)
 Growth rate intra-fund transfers out .....            --           --           --           --            --            --
 Other receipts/(payments) ................       (76,687)     (33,008)          --           --            --       (19,336)
                                              -----------   ----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ......    (8,191,508)    (168,962)     (22,744)     (43,184)   (6,204,183)      287,307
                                              -----------   ----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets...    (8,286,760)   1,000,403      312,997      170,087    (5,751,531)      528,028
Net Assets:
   Beginning of year.......................     8,286,760    7,286,357    1,077,471      907,384     5,751,531     5,223,503
                                              -----------   ----------   ----------   ----------   -----------   -----------
   End of year.............................   $        --   $8,286,760   $1,390,468   $1,077,471   $        --   $ 5,751,531
                                              ===========   ==========   ==========   ==========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

      Dreyfus VIF               Dreyfus VIF
      Appreciation           Developing Leaders
  Subaccount (Initial       Subaccount (Initial       DWS VIT Small Cap Index
        Shares)                   Shares)              Subaccount (Class A)
-----------------------   -----------------------   --------------------------
   2006         2005         2006         2005          2006      200520062005
   ----         ----         ----         ----          ----      ------------

$      603   $  (26,267)  $  (50,527)  $  (77,517)  $   (51,467)   $   (61,967)
    52,335       48,988      453,364       73,055       781,948        541,227
   148,018       24,492     (311,631)     202,432       207,724       (294,229)
----------   ----------   ----------   ----------   -----------    -----------
   200,956       47,213       91,206      197,970       938,205        185,031
----------   ----------   ----------   ----------   -----------    -----------
    14,660        3,499       12,644       36,313            --             --
    23,825       82,352       65,912       56,199       217,857        447,237
        --           --           --           --            --             --
      (728)        (783)      (2,111)      (2,640)       (1,107)        (1,189)
   (74,305)    (124,717)    (481,071)    (452,942)   (1,697,021)    (1,160,876)
  (236,691)    (195,438)    (389,766)    (338,485)      (19,889)      (203,424)
        --           --           --           --            --             --
        --      (77,868)     (20,305)     (37,991)      (28,837)        (5,555)
----------   ----------   ----------   ----------   -----------    -----------
  (273,239)    (312,955)    (814,697)    (739,546)   (1,528,997)      (923,807)
----------   ----------   ----------   ----------   -----------    -----------
   (72,283)    (265,742)    (723,491)    (541,576)     (590,792)      (738,776)
 1,563,897    1,829,639    4,972,708    5,514,284     6,646,403      7,385,179
----------   ----------   ----------   ----------   -----------    -----------
$1,491,614   $1,563,897   $4,249,217   $4,972,708   $ 6,055,611    $ 6,646,403
==========   ==========   ==========   ==========   ===========    ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005


                                                                               FAMVS Mercury
                                                                             Global Allocation
                                                                                    V.I.             FAMVS Mercury Value
                                                                             Subaccount (Class        Opportunities V.I.
                                                                                    III)            Subaccount (Class III)
                                                                            --------------------   ------------------------
                                                                              2006        2005        2006          2005
                                                                              ----        ----        ----          ----

Operations:
 Net investment income (loss) ...........................................   $  (3,901)  $  6,966   $    (9,381)  $   (6,384)
 Realized gain (loss) ...................................................     101,901      3,233      (248,658)     454,311
 Change in unrealized gain (loss) on investments ........................     (39,481)    27,982       429,760     (353,829)
                                                                            ---------   --------   -----------   ----------
   Net increase (decrease) in net assets resulting from operations.......      58,519     38,181       171,721       94,098
                                                                            ---------   --------   -----------   ----------
Unit Transactions:
Participant purchase payments ...........................................          --    108,138        71,202      166,900
 Participant transfers from other funding options .......................     314,862    335,563       520,153      660,822
 Growth rate intra-fund transfers in ....................................          --         --            --           --
 Administrative charges .................................................          (2)      (187)           (7)        (217)
 Contract surrenders ....................................................      (4,895)   (27,852)      (21,792)     (67,122)
 Participant transfers to other funding options .........................    (991,861)   (26,131)   (1,957,296)     (81,773)
 Growth rate intra-fund transfers out ...................................          --         --            --           --
 Other receipts/(payments) ..............................................          (8)        --            --           --
                                                                            ---------   --------   -----------   ----------
   Net increase (decrease) in net assets resulting from unit transactions    (681,904)   389,531    (1,387,740)     678,610
                                                                            ---------   --------   -----------   ----------
   Net increase (decrease) in net assets.................................    (623,385)   427,712    (1,216,019)     772,708
Net Assets:
   Beginning of year.....................................................     623,385    195,673     1,216,019      443,311
                                                                            ---------   --------   -----------   ----------
   End of year...........................................................   $      --   $623,385   $        --   $1,216,019
                                                                            =========   ========   ===========   ==========

                                                                            FTVIPT Franklin Income
                                                                             Securities Subaccount
                                                                                   (Class 2)
                                                                            -----------------------
                                                                               2006         2005
                                                                               ----         ----

Operations:
 Net investment income (loss) ...........................................   $   42,659   $   (9,601)
 Realized gain (loss) ...................................................       29,401         (129)
 Change in unrealized gain (loss) on investments ........................      437,048      (23,024)
                                                                            ----------   ----------
   Net increase (decrease) in net assets resulting from operations.......      509,108      (32,754)
                                                                            ----------   ----------
Unit Transactions:
Participant purchase payments ...........................................       59,868      806,123
 Participant transfers from other funding options .......................    3,364,452    1,229,652
 Growth rate intra-fund transfers in ....................................           --           --
 Administrative charges .................................................         (654)        (109)
 Contract surrenders ....................................................     (345,502)      (8,315)
 Participant transfers to other funding options .........................     (411,416)          --
 Growth rate intra-fund transfers out ...................................           --           --
 Other receipts/(payments) ..............................................           --           --
                                                                            ----------   ----------
   Net increase (decrease) in net assets resulting from unit transactions    2,666,748    2,027,351
                                                                            ----------   ----------
   Net increase (decrease) in net assets.................................    3,175,856    1,994,597
Net Assets:
   Beginning of year.....................................................    1,994,597           --
                                                                            ----------   ----------
   End of year...........................................................   $5,170,453   $1,994,597
                                                                            ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

     FTVIPT Franklin                                         FTVIPT Templeton
   Small-Mid Cap Growth        FTVIPT Mutual Shares         Developing Markets           FTVIPT Templeton
        Securities             Securities Subaccount       Securities Subaccount        Foreign Securities
   Subaccount (Class 2)              (Class 2)                   (Class 2)             Subaccount (Class 2)
-------------------------   --------------------------   ------------------------   -------------------------
    2006          2005          2006           2005          2006         2005          2006          2005
    ----          ----          ----           ----          ----         ----          ----          ----

$  (156,681)  $  (160,987)  $    (66,048)  $   (72,692)  $   (57,715)  $  (20,563)  $  (116,911)  $   (96,676)
     18,809      (130,092)     2,851,305       168,963       615,069       91,724       604,700       229,790
    782,805       592,601     (2,011,373)      690,081     1,592,210    1,077,568     4,466,599     1,663,740
-----------   -----------   ------------   -----------   -----------   ----------   -----------   -----------
    644,933       301,522        773,884       786,352     2,149,564    1,148,729     4,954,388     1,796,854
-----------   -----------   ------------   -----------   -----------   ----------   -----------   -----------
        630       164,280        257,751       969,844       265,004      520,407       480,752     1,550,753
    162,731       484,810      1,790,495     2,190,235     5,207,757    2,933,041     5,235,525     4,374,284
         --            --             --        32,602            --        7,656            --         8,938
     (3,471)       (3,963)           (13)       (2,367)       (1,504)        (985)       (6,267)       (5,408)
   (652,846)     (359,865)       (82,446)     (244,069)     (238,377)    (229,307)   (1,276,021)     (947,506)
 (1,033,407)   (1,007,629)   (13,144,697)     (575,147)   (2,836,338)    (506,926)   (1,768,738)     (886,806)
         --            --             --       (32,602)           --       (7,657)           --        (8,938)
   (105,129)      (88,634)       (39,605)     (160,381)       (4,503)          --       (61,477)     (149,308)
-----------   -----------   ------------   -----------   -----------   ----------   -----------   -----------
 (1,631,492)     (811,001)   (11,218,515)    2,178,115     2,392,039    2,716,229     2,603,774     3,936,009
-----------   -----------   ------------   -----------   -----------   ----------   -----------   -----------
   (986,559)     (509,479)   (10,444,631)    2,964,467     4,541,603    3,864,958     7,558,162     5,732,863
 10,132,980    10,642,459     10,444,631     7,480,164     6,948,890    3,083,932    23,726,174    17,993,311
-----------   -----------   ------------   -----------   -----------   ----------   -----------   -----------
$ 9,146,421   $10,132,980   $         --   $10,444,631   $11,490,493   $6,948,890   $31,284,336   $23,726,174
===========   ===========   ============   ===========   ===========   ==========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                                            FTVIPT Templeton Growth
                                                                             Securities Subaccount       High Yield Bond
                                                                                   (Class 2)                Subaccount
                                                                            ------------------------   --------------------
                                                                               2006          2005        2006        2005
                                                                               ----          ----        ----        ----

Operations:
 Net investment income (loss) ...........................................   $   (26,084)  $  (17,078)  $  21,559   $ (4,692)
 Realized gain (loss) ...................................................     1,065,087       56,296     (10,312)       (52)
 Change in unrealized gain (loss) on investments ........................      (626,741)     246,806      (3,383)     4,176
                                                                            -----------   ----------   ---------   --------
   Net increase (decrease) in net assets resulting from operations.......       412,262      286,024       7,864       (568)
                                                                            -----------   ----------   ---------   --------
Unit Transactions:
 Participant purchase payments ..........................................         2,050      747,026       6,299      9,340
 Participant transfers from other funding options .......................       542,467    2,048,222       1,532    406,489
 Growth rate intra-fund transfers in ....................................            --           --          --         --
 Administrative charges .................................................           (13)      (1,112)         --        (50)
 Contract surrenders ....................................................       (41,633)    (126,185)       (360)    (1,118)
 Participant transfers to other funding options .........................    (5,383,146)    (362,061)   (360,326)   (91,050)
 Growth rate intra-fund transfers out ...................................            --           --          --         --
 Other receipts/(payments) ..............................................       (28,938)          39          --         --
                                                                            -----------   ----------   ---------   --------
   Net increase (decrease) in net assets resulting from unit transactions    (4,909,213)   2,305,929    (352,855)   323,611
                                                                            -----------   ----------   ---------   --------
   Net increase (decrease) in net assets.................................    (4,496,951)   2,591,953    (344,991)   323,043
Net Assets:
   Beginning of year.....................................................     4,496,951    1,904,998     344,991     21,948
                                                                            -----------   ----------   ---------   --------
   End of year...........................................................   $        --   $4,496,951   $      --   $344,991
                                                                            ===========   ==========   =========   ========

                                                                                  Janus Aspen
                                                                              Balanced Subaccount
                                                                                (Service Shares)
                                                                            ------------------------
                                                                               2006          2005
                                                                               ----          ----

Operations:
 Net investment income (loss) ...........................................   $   (23,148)  $   25,326
 Realized gain (loss) ...................................................       651,591       79,577
 Change in unrealized gain (loss) on investments ........................      (473,150)     177,883
                                                                            -----------   ----------
   Net increase (decrease) in net assets resulting from operations.......       155,293      282,786
                                                                            -----------   ----------
Unit Transactions:
 Participant purchase payments ..........................................        10,549       37,917
 Participant transfers from other funding options .......................         3,587       93,637
 Growth rate intra-fund transfers in ....................................            --           --
 Administrative charges .................................................           (40)      (2,506)
 Contract surrenders ....................................................       (90,535)    (478,991)
 Participant transfers to other funding options .........................    (4,768,036)    (496,520)
 Growth rate intra-fund transfers out ...................................            --           --
 Other receipts/(payments) ..............................................            --     (135,039)
                                                                            -----------   ----------
   Net increase (decrease) in net assets resulting from unit transactions    (4,844,475)    (981,502)
                                                                            -----------   ----------
   Net increase (decrease) in net assets.................................    (4,689,182)    (698,716)
Net Assets:
   Beginning of year.....................................................     4,689,182    5,387,898
                                                                            -----------   ----------
   End of year...........................................................   $        --   $4,689,182
                                                                            ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

   Janus Aspen Global
          Life               Janus Aspen Global       Janus Aspen Mid Cap      Janus Aspen Worldwide
  Sciences Subaccount      Technology Subaccount       Growth Subaccount         Growth Subaccount
    (Service Shares)          (Service Shares)          (Service Shares)          (Service Shares)
-----------------------   -----------------------   -----------------------   -----------------------
   2006         2005         2006         2005         2006         2005         2006         2005
   ----         ----         ----         ----         ----         ----         ----         ----

$  (25,181)  $  (26,258)  $  (13,874)  $  (15,497)  $ (102,020)  $  (97,416)  $    3,343   $   (8,801)
    57,798        9,956      (84,276)    (240,349)     333,025       90,145       58,472       23,728
    56,082      188,244      157,568      354,189      442,517      622,389      333,828       88,473
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    88,699      171,942       59,418       98,343      673,522      615,118      395,643      103,400
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     3,467        7,088        1,369        5,213        3,349       91,646        1,155        9,819
    32,939       10,947       22,151       70,568      648,955      252,252       27,178       35,192
        --           --           --           --           --           --           --           --
    (1,314)      (1,314)        (862)        (986)      (2,431)      (2,642)      (2,127)      (2,264)
  (181,257)    (304,581)     (90,852)    (258,915)    (462,198)    (426,358)    (281,617)    (421,679)
   (59,083)     (64,414)     (69,643)     (68,080)    (847,251)    (234,574)     (57,503)    (340,107)
        --           --           --           --           --           --           --           --
   (70,260)      (8,836)      (3,337)      (4,527)    (190,848)      22,707      (57,540)     (25,833)
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  (275,508)    (361,110)    (141,174)    (256,727)    (850,424)    (296,969)    (370,454)    (744,872)
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  (186,809)    (189,168)     (81,756)    (158,384)    (176,902)     318,149       25,189     (641,472)
 1,660,992    1,850,160    1,017,765    1,176,149    6,584,805    6,266,656    2,716,218    3,357,690
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
$1,474,183   $1,660,992   $  936,009   $1,017,765   $6,407,903   $6,584,805   $2,741,407   $2,716,218
==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                                                                     LMPIS Premier
                                               Lazard Retirement           LMPIS Dividend          Selections All Cap
                                             Small Cap Subaccount       Strategy Subaccount        Growth Subaccount
                                           ------------------------   -----------------------   -----------------------
                                               2006         2005         2006         2005         2006         2005
                                               ----         ----         ----         ----         ----         ----

Operations:
 Net investment income (loss) ..........   $   (57,783)  $  (55,585)  $    3,974   $    4,794   $  (24,388)  $  (23,513)
 Realized gain (loss) ..................       824,597      291,130       41,074        3,149       91,543       31,994
 Change in unrealized gain (loss) on
   investments..........................      (295,358)    (142,018)     152,388      (30,541)      13,763       59,250
                                           -----------   ----------   ----------   ----------   ----------   ----------
   Net increase (decrease) in net assets
    resulting from operations ..........       471,456       93,527      197,436      (22,598)      80,918       67,731
                                           -----------   ----------   ----------   ----------   ----------   ----------
Unit Transactions:
 Participant purchase payments .........        25,660      235,325           --      103,010           --       29,489
 Participant transfers from
   other funding options................       424,234    1,099,495      125,103      358,637       50,103      121,962
 Growth rate intra-fund transfers in ...            --           --           --           --           --           --
 Administrative charges ................          (735)        (637)        (408)        (379)        (332)        (360)
 Contract surrenders ...................       (84,375)     (49,897)     (42,986)     (29,800)    (192,236)    (125,820)
 Participant transfers to other funding
   options..............................    (4,768,089)    (322,778)    (372,185)     (95,883)     (42,221)    (134,877)
 Growth rate intra-fund transfers out ..            --           --           --           --           --           --
 Other receipts/(payments) .............            --      (17,393)     (32,135)          --           --          816
                                           -----------   ----------   ----------   ----------   ----------   ----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...    (4,403,305)     944,115     (322,611)     335,585     (184,686)    (108,790)
                                           -----------   ----------   ----------   ----------   ----------   ----------
   Net increase (decrease) in net assets    (3,931,849)   1,037,642     (125,175)     312,987     (103,768)     (41,059)
Net Assets:
   Beginning of year....................     3,931,849    2,894,207    1,441,419    1,128,432    1,573,609    1,614,668
                                           -----------   ----------   ----------   ----------   ----------   ----------
   End of year..........................   $        --   $3,931,849   $1,316,244   $1,441,419   $1,469,841   $1,573,609
                                           ===========   ==========   ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

         LMPVPV                                                                          LMPVPI
    Small Cap Growth                                                                Large Cap Growth
     Opportunities              LMPVPI All Cap             LMPVPI Investors         Subaccount (Class
       Subaccount            Subaccount (Class I)        Subaccount (Class I)              I)
-----------------------   -------------------------   -------------------------   --------------------
   2006         2005          2006          2005          2006          2005         2006       2005
   ----         ----          ----          ----          ----          ----         ----       ----

$  (51,709)  $  (51,300)  $   (71,967)  $  (186,209)  $      (177)  $   (52,764)  $ (12,081)  $(14,253)
   329,899      342,057     1,811,677       449,856       864,748       201,830      21,384     15,426
    32,596     (194,897)    2,133,637       293,489     1,076,051       484,400     (22,942)    41,920
----------   ----------   -----------   -----------   -----------   -----------   ---------   --------
   310,786       95,860     3,873,347       557,136     1,940,622       633,466     (13,639)    43,093
----------   ----------   -----------   -----------   -----------   -----------   ---------   --------
    57,921      190,339        12,472       147,147        10,558       445,444         955      9,038
   267,439      264,676       508,650       551,783       187,240       321,142     102,829    292,175
        --           --            --            --            --            --          --         --
      (539)        (656)       (7,474)       (8,219)       (3,618)       (4,082)       (104)      (153)
  (354,815)     (77,678)   (1,870,383)   (1,204,073)     (682,155)     (588,445)    (48,383)   (41,171)
  (554,184)    (160,284)   (1,715,338)   (1,778,345)   (2,192,132)   (1,274,255)   (356,598)   (80,278)
        --           --            --            --            --            --          --         --
   (47,274)      (4,694)     (329,972)     (460,528)     (160,599)     (194,413)         --        136
----------   ----------   -----------   -----------   -----------   -----------   ---------   --------
  (631,452)     211,703    (3,402,045)   (2,752,235)   (2,840,706)   (1,294,609)   (301,301)   179,747
----------   ----------   -----------   -----------   -----------   -----------   ---------   --------
  (320,666)     307,563       471,302    (2,195,099)     (900,084)     (661,143)   (314,940)   222,840
 3,105,246    2,797,683    25,192,054    27,387,153    13,841,187    14,502,330     948,611    725,771
----------   ----------   -----------   -----------   -----------   -----------   ---------   --------
$2,784,580   $3,105,246   $25,663,356   $25,192,054   $12,941,103   $13,841,187   $ 633,671   $948,611
==========   ==========   ===========   ===========   ===========   ===========   =========   ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                    LMPVPI                   LMPVPII
                                               Small Cap Growth         Aggressive Growth               LMPVPII
                                             Subaccount (Class I)      Subaccount (Class I)     Appreciation Subaccount
                                           -----------------------   -----------------------   -------------------------
                                              2006         2005         2006         2005          2006          2005
                                              ----         ----         ----         ----          ----          ----

Operations:
 Net investment income (loss) ..........   $ (127,068)  $ (120,638)  $  (18,993)  $  (19,439)  $  (142,076)  $  (211,217)
 Realized gain (loss) ..................      629,034      774,154      125,469       27,037     1,366,018       334,253
 Change in unrealized gain (loss) on
   investments..........................      292,926     (397,924)     (21,299)      88,665     2,089,056       578,158
                                           ----------   ----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations ..........      794,892      255,592       85,177       96,263     3,312,998       701,194
                                           ----------   ----------   ----------   ----------   -----------   -----------
Unit Transactions:
 Participant purchase payments .........       15,110       66,087       13,138       27,103        73,862     1,594,928
 Participant transfers from
   other funding options................      802,087      900,092       49,668      281,238       740,820       872,025
 Growth rate intra-fund transfers in ...           --           --           --           --            --            --
 Administrative charges ................       (2,411)      (2,780)        (368)        (431)       (8,085)       (8,634)
 Contract surrenders ...................     (590,452)    (305,799)     (46,798)     (63,821)   (1,584,443)   (1,146,512)
 Participant transfers to other funding
   options..............................     (973,840)    (822,005)    (497,249)    (120,364)   (1,095,514)   (1,506,926)
 Growth rate intra-fund transfers out ..           --           --           --           --            --            --
 Other receipts/(payments) .............     (150,512)     (89,474)          --           --      (245,819)     (443,588)
                                           ----------   ----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...     (900,018)    (253,879)    (481,609)     123,725    (2,119,179)     (638,707)
                                           ----------   ----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets     (105,126)       1,713     (396,432)     219,988     1,193,819        62,487
Net Assets:
   Beginning of year....................    7,814,883    7,813,170    1,344,120    1,124,132    26,760,650    26,698,163
                                           ----------   ----------   ----------   ----------   -----------   -----------
   End of year..........................   $7,709,757   $7,814,883   $  947,688   $1,344,120   $27,954,469   $26,760,650
                                           ==========   ==========   ==========   ==========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005


   LMPVPII Diversified
     Strategic Income           LMPVPII Equity Index          LMPVPII Equity Index        LMPVPII Fundamental
        Subaccount              Subaccount (Class I)         Subaccount (Class II)          Value Subaccount
-------------------------   ----------------------------   -------------------------   -------------------------
    2006          2005           2006           2005           2006          2005          2006          2005
    ----          ----           ----           ----           ----          ----          ----          ----

$   650,415   $   647,566   $ (12,811,790)  $(13,340,200)  $   (48,244)  $   (84,828)  $   (31,239)  $  (328,809)
    (76,748)       (5,235)     27,011,429      2,289,634       674,724       130,359     2,662,699     3,213,439
    (25,278)     (482,009)     81,527,003     23,177,821     2,472,632       608,266     3,519,703    (1,574,246)
-----------   -----------   -------------   ------------   -----------   -----------   -----------   -----------
    548,389       160,322      95,726,642     12,127,255     3,099,112       653,797     6,151,163     1,310,384
-----------   -----------   -------------   ------------   -----------   -----------   -----------   -----------
          1       155,622       6,425,527     34,433,495        34,733       800,081        67,080       879,517
     71,918       384,930         453,122        754,312       691,713       461,920       753,840       578,926
         --            --              --             --            --            --            --        26,666
     (3,628)       (4,074)       (259,040)      (274,594)       (6,257)       (7,014)      (14,249)      (15,838)
   (861,788)     (675,069)    (59,389,299)   (47,901,137)   (1,642,502)   (1,452,704)   (3,215,113)   (2,579,166)
 (1,263,435)   (1,292,414)    (59,909,348)    (4,440,650)   (1,500,092)   (2,380,656)   (4,038,715)   (3,744,719)
         --            --              --             --            --            --            --       (26,666)
    (70,775)     (397,908)    (11,545,128)    (8,155,715)      (93,852)     (162,961)     (261,561)     (523,348)
-----------   -----------   -------------   ------------   -----------   -----------   -----------   -----------
 (2,127,707)   (1,828,913)   (124,224,166)   (25,584,289)   (2,516,257)   (2,741,334)   (6,708,718)   (5,404,628)
-----------   -----------   -------------   ------------   -----------   -----------   -----------   -----------
 (1,579,318)   (1,668,591)    (28,497,524)   (13,457,034)      582,855    (2,087,537)     (557,555)   (4,094,244)
 16,621,437    18,290,028     875,447,874    888,904,908    24,421,111    26,508,648    45,111,718    49,205,962
-----------   -----------   -------------   ------------   -----------   -----------   -----------   -----------
$15,042,119   $16,621,437   $ 846,950,350   $875,447,874   $25,003,966   $24,421,111   $44,554,163   $45,111,718
===========   ===========   =============   ============   ===========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                 LMPVPII
                                            Growth and Income      LMPVPIII Adjustable
                                            Subaccount (Class              Rate               LMPVPIII Aggressive
                                                    I)              Income Subaccount          Growth Subaccount
                                           -------------------   -----------------------   -------------------------
                                             2006       2005        2006         2005          2006          2005
                                             ----       ----        ----         ----          ----          ----

Operations:
 Net investment income (loss) ..........   $ (9,542)  $(10,677)  $  107,489   $   51,528   $(1,180,966)  $(1,153,406)
 Realized gain (loss) ..................     30,414     30,179       (3,106)       1,163     2,295,344       591,291
 Change in unrealized gain (loss) on
   investments..........................     52,758     (4,534)     (22,146)     (33,763)    3,807,430     7,267,441
                                           --------   --------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations ..........     73,630     14,968       82,237       18,928     4,921,808     6,705,326
                                           --------   --------   ----------   ----------   -----------   -----------
Unit Transactions:
 Participant purchase payments .........         --      8,058       47,812      191,899       375,790     1,476,399
 Participant transfers from
   other funding options................     18,994     42,807      642,551    1,249,952     2,407,761     2,384,487
 Growth rate intra-fund transfers in ...         --         --           --           --            --        37,731
 Administrative charges ................       (130)      (135)        (560)        (697)      (27,709)      (29,749)
 Contract surrenders ...................    (49,558)   (59,199)    (238,822)     (67,651)   (4,493,504)   (3,585,593)
 Participant transfers to other funding
   options..............................    (35,753)   (88,715)    (584,090)    (540,665)   (6,648,825)   (5,516,432)
 Growth rate intra-fund transfers out ..         --         --           --           --            --       (37,731)
 Other receipts/(payments) .............    (13,267)        --           --           --      (762,910)     (958,675)
                                           --------   --------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...    (79,714)   (97,184)    (133,109)     832,838    (9,149,397)   (6,229,563)
                                           --------   --------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets     (6,084)   (82,216)     (50,872)     851,766    (4,227,589)      475,763
Net Assets:
   Beginning of year....................    751,875    834,091    3,861,934    3,010,168    74,919,149    74,443,386
                                           --------   --------   ----------   ----------   -----------   -----------
   End of year..........................   $745,791   $751,875   $3,811,062   $3,861,934   $70,691,560   $74,919,149
                                           ========   ========   ==========   ==========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                             LMPVPIII International
   LMPVPIII High Income          All Cap Growth           LMPVPIII Large Cap          LMPVPIII Large Cap
        Subaccount                 Subaccount             Growth Subaccount            Value Subaccount
-------------------------   -----------------------   -------------------------   -------------------------
    2006          2005         2006         2005          2006          2005          2006          2005
    ----          ----         ----         ----          ----          ----          ----          ----

$ 1,204,163   $ 1,311,612   $   33,383   $  (10,269)  $  (495,261)  $  (552,190)  $   (56,206)  $    (7,074)
    (97,184)      (60,242)     407,940      260,344        60,992      (148,148)      488,063      (143,871)
    674,216    (1,083,110)     782,613      263,921     1,295,539     1,969,742     2,202,086       923,548
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
  1,781,195       168,260    1,223,936      513,996       861,270     1,269,404     2,633,943       772,603
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
     54,489       877,262           --        3,300       103,190       619,030         4,416         5,002
    695,548     1,221,503      150,442       75,271       715,240     1,266,646       267,061       105,539
         --         6,787           --           --            --        27,150            --            --
     (4,607)       (5,169)      (2,335)      (2,309)      (11,891)      (14,020)       (4,117)       (4,568)
   (882,096)   (1,066,938)    (386,787)    (458,127)   (2,654,928)   (2,137,914)   (1,151,292)   (1,295,043)
 (1,999,880)   (2,631,499)    (301,498)    (408,100)   (2,361,650)   (2,853,677)     (871,894)   (1,642,356)
         --        (6,787)          --           --            --       (27,150)           --            --
   (295,120)     (348,946)     (85,369)    (126,017)     (337,770)     (580,694)     (109,787)     (383,686)
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
 (2,431,666)   (1,953,787)    (625,547)    (915,982)   (4,547,809)   (3,700,629)   (1,865,613)   (3,215,112)
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
   (650,471)   (1,785,527)     598,389     (401,986)   (3,686,539)   (2,431,225)      768,330    (2,442,509)
 20,957,123    22,742,650    5,464,858    5,866,844    38,465,322    40,896,547    17,015,979    19,458,488
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
$20,306,652   $20,957,123   $6,063,247   $5,464,858   $34,778,783   $38,465,322   $17,784,309   $17,015,979
===========   ===========   ==========   ==========   ===========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                             LMPVPIII Mid Cap Core        LMPVPIII Money Market
                                                   Subaccount                  Subaccount
                                           -------------------------   --------------------------
                                               2006          2005          2006          2005
                                               ----          ----          ----          ----

Operations:
 Net investment income (loss) ..........   $  (199,394)  $  (193,800)  $   884,399   $    336,341
 Realized gain (loss) ..................     2,861,458     1,869,250            --             --
 Change in unrealized gain (loss) on
   investments..........................      (368,149)     (421,374)           --             --
                                           -----------   -----------   -----------   ------------
   Net increase (decrease) in net assets
    resulting from operations ..........     2,293,915     1,254,076       884,399        336,341
                                           -----------   -----------   -----------   ------------
Unit Transactions:
 Participant purchase payments .........           885       104,807        26,285      2,156,297
 Participant transfers from
   other funding options................       142,826       483,888    16,202,588      9,093,721
 Growth rate intra-fund transfers in ...            --            --            --             --
 Administrative charges ................        (6,346)       (7,068)       (7,597)        (8,255)
 Contract surrenders ...................    (1,331,158)   (1,159,273)   (3,638,049)    (4,148,929)
 Participant transfers to other funding
   options..............................    (2,156,663)   (1,567,422)   (7,942,293)   (10,274,017)
 Growth rate intra-fund transfers out ..            --            --            --             --
 Other receipts/(payments) .............      (105,252)     (168,397)     (190,016)      (352,651)
                                           -----------   -----------   -----------   ------------
   Net increase (decrease) in net assets
    resulting from unit transactions ...    (3,455,708)   (2,313,465)    4,450,918     (3,533,834)
                                           -----------   -----------   -----------   ------------
   Net increase (decrease) in net assets    (1,161,793)   (1,059,389)    5,335,317     (3,197,493)
Net Assets:
   Beginning of year....................    19,690,208    20,749,597    26,434,038     29,631,531
                                           -----------   -----------   -----------   ------------
   End of year..........................   $18,528,415   $19,690,208   $31,769,355   $ 26,434,038
                                           ===========   ===========   ===========   ============


                                                LMPVPIV Multiple
                                                   Discipline
                                               Subaccount-All Cap
                                                Growth and Value
                                           -------------------------
                                               2006          2005
                                               ----          ----

Operations:
 Net investment income (loss) ..........   $  (424,093)  $  (485,706)
 Realized gain (loss) ..................     2,567,914     1,281,428
 Change in unrealized gain (loss) on
   investments..........................     1,504,612       364,813
                                           -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations ..........     3,648,433     1,160,535
                                           -----------   -----------
Unit Transactions:
 Participant purchase payments .........       698,709     2,163,763
 Participant transfers from
   other funding options................       596,208     3,577,358
 Growth rate intra-fund transfers in ...            --        78,458
 Administrative charges ................        (8,399)       (8,893)
 Contract surrenders ...................    (1,403,196)   (2,125,846)
 Participant transfers to other funding
   options..............................    (3,701,520)   (3,523,068)
 Growth rate intra-fund transfers out ..            --       (78,458)
 Other receipts/(payments) .............      (976,090)      (48,383)
                                           -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...    (4,794,288)       34,931
                                           -----------   -----------
   Net increase (decrease) in net assets    (1,145,855)    1,195,466
Net Assets:
   Beginning of year....................    34,871,178    33,675,712
                                           -----------   -----------
   End of year..........................   $33,725,323   $34,871,178
                                           ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                     LMPVPIV
         LMPVPIV               Multiple Discipline             LMPVPIV
   Multiple Discipline          Subaccount-Global        Multiple Discipline           Lord Abbett
   Subaccount-Balanced         All Cap Growth and          Subaccount-Large         Growth and Income
 All Cap Growth and Value             Value              Cap Growth and Value     Subaccount (Class VC)
-------------------------   ------------------------   -----------------------   -----------------------
    2006          2005          2006         2005         2006         2005         2006         2005
    ----          ----          ----         ----         ----         ----         ----         ----

$   (72,400)  $  (150,960)  $   (65,915)  $  (71,086)  $  (37,043)  $  (38,874)  $  (36,481)  $  (38,799)
  1,212,466       494,116       525,027      164,785      164,035       78,402      361,537      475,598
  1,128,726       344,177       712,162      344,412      274,107       32,738      833,622     (265,854)
-----------   -----------   -----------   ----------   ----------   ----------   ----------   ----------
  2,268,792       687,333     1,171,274      438,111      401,099       72,266    1,158,678      170,945
-----------   -----------   -----------   ----------   ----------   ----------   ----------   ----------
    786,754     1,880,053        85,277    1,410,058       25,446       39,376      150,997      814,231
  1,175,735     3,804,677       649,278    1,990,053      249,587      510,113    1,354,939    2,483,552
         --            --            --           --           --           --           --           --
     (5,902)       (6,053)       (2,111)      (1,764)      (1,256)      (1,345)      (1,816)      (1,561)
 (1,215,733)   (1,375,708)     (227,945)     (89,598)    (212,985)    (158,831)    (429,239)    (194,468)
 (1,848,410)   (1,390,531)   (1,255,049)    (420,639)    (173,578)    (135,750)    (311,825)    (471,613)
         --            --            --           --           --           --           --           --
    (44,994)     (471,669)           --        4,726      (73,894)         222       (7,255)    (131,005)
-----------   -----------   -----------   ----------   ----------   ----------   ----------   ----------
 (1,152,550)    2,440,769      (750,550)   2,892,836     (186,680)     253,785      755,801    2,499,136
-----------   -----------   -----------   ----------   ----------   ----------   ----------   ----------
  1,116,242     3,128,102       420,724    3,330,947      214,419      326,051    1,914,479    2,670,081
 27,403,788    24,275,686     9,048,758    5,717,811    3,881,869    3,555,818    7,264,971    4,594,890
-----------   -----------   -----------   ----------   ----------   ----------   ----------   ----------
$28,520,030   $27,403,788   $ 9,469,482   $9,048,758   $4,096,288   $3,881,869   $9,179,450   $7,264,971
===========   ===========   ===========   ==========   ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                                                                                 MIST
                                                               Lord Abbett                                   Batterymarch
                                                              Mid-Cap Value                                  Mid-Cap Stock
                                                               Subaccount              Managed Assets         Subaccount
                                                               (Class VC)                Subaccount            (Class A)
                                                        -------------------------   --------------------   -----------------
                                                           2006          2005         2006        2005        2006      2005
                                                           ----          ----         ----        ----        ----      ----

Operations:
 Net investment income (loss) .......................   $  (145,967)  $  (123,082)  $   2,086   $ (1,108)  $  (28,250)  $ --
 Realized gain (loss) ...............................     1,127,392       800,495       4,461        506      (42,906)    --
 Change in unrealized gain (loss) on investments ....       141,472        24,909      (2,749)     2,534      (91,154)    --
                                                        -----------   -----------   ---------   --------   ----------   ----
   Net increase (decrease) in net assets resulting
    from operations .................................     1,122,897       702,322       3,798      1,932     (162,310)    --
                                                        -----------   -----------   ---------   --------   ----------   ----
Unit Transactions:
 Participant purchase payments ......................        82,899     1,111,565          --         --        8,133     --
 Participant transfers from other funding options ...       748,690     3,744,587          --     74,378    3,266,172     --
 Growth rate intra-fund transfers in ................            --          (322)         --         --           --     --
 Administrative charges .............................        (2,527)       (2,410)         (2)       (29)      (1,245)    --
 Contract surrenders ................................      (346,949)     (348,338)     (1,082)        --     (341,613)    --
 Participant transfers to other funding options .....    (1,470,765)     (981,310)   (120,700)        --     (197,303)    --
 Growth rate intra-fund transfers out ...............            --           321          --         --           --     --
 Other receipts/(payments) ..........................      (150,032)      (41,569)         (1)        --      (51,512)    --
                                                        -----------   -----------   ---------   --------   ----------   ----
   Net increase (decrease) in net assets resulting
    from unit transactions ..........................    (1,138,684)    3,482,524    (121,785)    74,349    2,682,632     --
                                                        -----------   -----------   ---------   --------   ----------   ----
   Net increase (decrease) in net assets.............       (15,787)    4,184,846    (117,987)    76,281    2,520,322     --
Net Assets:
   Beginning of year.................................    11,899,753     7,714,907     117,987     41,706           --     --
                                                        -----------   -----------   ---------   --------   ----------   ----
   End of year.......................................   $11,883,966   $11,899,753   $      --   $117,987   $2,520,322   $ --
                                                        ===========   ===========   =========   ========   ==========   ====

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                               MIST Harris
  MIST BlackRock       MIST BlackRock       MIST Dreman          Oakmark
    High Yield         Large-Cap Core     Small-Cap Value     International
    Subaccount           Subaccount         Subaccount          Subaccount
     (Class A)           (Class A)           (Class A)          (Class A)
------------------   -----------------   ----------------   -----------------
    2006      2005      2006      2005      2006     2005      2006      2005
    ----      ----      ----      ----      ----     ----      ----      ----

$   (23,239)  $ --   $  (82,548)  $ --   $  (2,308)  $ --   $  (83,707)  $ --
      6,048     --      (17,626)    --       3,373     --      (14,818)    --
    136,098     --      526,091     --      58,883     --      871,289     --
-----------   ----   ----------   ----   ---------   ----   ----------   ----
    118,907     --      425,917     --      59,948     --      772,764     --
-----------   ----   ----------   ----   ---------   ----   ----------   ----
     11,678     --      115,469     --       8,642     --       24,459     --
  2,394,622     --    8,196,385     --     899,857     --    9,090,139     --
         --     --           --     --          --     --           --     --
       (663)    --       (2,726)    --         (84)    --       (1,685)    --
   (217,125)    --     (437,796)    --     (10,280)    --     (506,108)    --
    (51,272)    --     (257,046)    --    (234,571)    --     (460,151)    --
         --     --           --     --          --     --           --     --
     (6,046)    --      (57,458)    --          --     --      (24,220)    --
-----------   ----   ----------   ----   ---------   ----   ----------   ----
  2,131,194     --    7,556,828     --     663,564     --    8,122,434     --
-----------   ----   ----------   ----   ---------   ----   ----------   ----
  2,250,101     --    7,982,745     --     723,512     --    8,895,198     --
         --     --           --     --          --     --           --     --
-----------   ----   ----------   ----   ---------   ----   ----------   ----
$ 2,250,101   $ --   $7,982,745   $ --   $ 723,512   $ --   $8,895,198   $ --
===========   ====   ==========   ====   =========   ====   ==========   ====

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                                        MIST Janus          MIST Legg          MIST Lord
                                                                          Capital        Mason Partners       Abbett Bond
                                                                       Appreciation      Managed Assets        Debenture
                                                                        Subaccount         Subaccount         Subaccount
                                                                         (Class A)          (Class A)          (Class A)
                                                                     -----------------   ---------------   -----------------
                                                                        2006      2005     2006     2005      2006      2005
                                                                        ----      ----     ----     ----      ----      ----

Operations:
 Net investment income (loss) ....................................   $  (69,131)  $ --   $ (1,659)  $ --   $  (32,532)  $ --
 Realized gain (loss) ............................................      (57,153)    --        312     --        3,821     --
 Change in unrealized gain (loss) on investments .................      230,196     --     13,252     --      180,954     --
                                                                     ----------   ----   --------   ----   ----------   ----
   Net increase (decrease) in net assets resulting from operations      103,912     --     11,905     --      152,243     --
                                                                     ----------   ----   --------   ----   ----------   ----
Unit Transactions:
 Participant purchase payments ...................................       12,502     --         --     --        1,760     --
 Participant transfers from other funding options ................    7,980,913     --    240,326     --    3,549,120     --
 Growth rate intra-fund transfers in .............................           --     --         --     --           --     --
 Administrative charges ..........................................       (4,308)    --        (40)    --       (1,336)    --
 Contract surrenders .............................................     (492,502)    --     (7,830)    --     (235,360)    --
 Participant transfers to other funding options ..................     (999,241)    --         --     --     (210,170)    --
 Growth rate intra-fund transfers out ............................           --     --         --     --           --     --
 Other receipts/(payments) .......................................           --     --         --     --      (15,209)    --
                                                                     ----------   ----   --------   ----   ----------   ----
   Net increase (decrease) in net assets resulting from unit
    transactions .................................................    6,497,364     --    232,456     --    3,088,805     --
                                                                     ----------   ----   --------   ----   ----------   ----
   Net increase (decrease) in net assets..........................    6,601,276     --    244,361     --    3,241,048     --
Net Assets:
   Beginning of year..............................................           --     --         --     --           --     --
                                                                     ----------   ----   --------   ----   ----------   ----
   End of year....................................................   $6,601,276   $ --   $244,361   $ --   $3,241,048   $ --
                                                                     ==========   ====   ========   ====   ==========   ====

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

     MIST Lord          MIST Lord         MIST Met/AIM       MIST Met/AIM
   Abbett Growth      Abbett Mid-Cap        Capital           Small Cap
    and Income            Value           Appreciation          Growth
    Subaccount          Subaccount         Subaccount         Subaccount
     (Class B)          (Class B)          (Class A)          (Class A)
------------------   ---------------   -----------------   ---------------
    2006      2005     2006     2005      2006      2005     2006     2005
    ----      ----     ----     ----      ----      ----     ----     ----

$  (185,861)  $ --   $ (3,404)  $ --   $  (16,679)  $ --   $ (1,306)  $ --
      5,520     --      5,621     --      166,889     --      1,205     --
  1,378,976     --     49,165     --     (198,571)    --      6,027     --
-----------   ----   --------   ----   ----------   ----   --------   ----
  1,198,635     --     51,382     --      (48,361)    --      5,926     --
-----------   ----   --------   ----   ----------   ----   --------   ----
     65,017     --         --     --        8,964     --         --     --
 17,935,832     --    666,203     --    2,214,495     --    174,091     --
         --     --         --     --           --     --         --     --
     (4,197)    --        (38)    --         (519)    --        (46)    --
   (473,350)    --     (6,983)    --      (87,836)    --     (1,910)    --
 (1,131,998)    --    (91,156)    --     (409,184)    --    (12,986)    --
         --     --         --     --           --     --         --     --
   (207,162)    --         --     --      (22,188)    --         --     --
-----------   ----   --------   ----   ----------   ----   --------   ----
 16,184,142     --    568,026     --    1,703,732     --    159,149     --
-----------   ----   --------   ----   ----------   ----   --------   ----
 17,382,777     --    619,408     --    1,655,371     --    165,075     --
         --     --         --     --           --     --         --     --
-----------   ----   --------   ----   ----------   ----   --------   ----
$17,382,777   $ --   $619,408   $ --   $1,655,371   $ --   $165,075   $ --
===========   ====   ========   ====   ==========   ====   ========   ====

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                                                          MIST Neuberger
                                                                        MIST MFS(R)         Berman Real       MIST Pioneer
                                                                           Value              Estate              Fund
                                                                        Subaccount          Subaccount         Subaccount
                                                                         (Class A)           (Class A)          (Class A)
                                                                     -----------------   -----------------   ---------------
                                                                        2006      2005      2006      2005     2006     2005
                                                                        ----      ----      ----      ----     ----     ----

Operations:
 Net investment income (loss) ....................................   $   20,144   $ --   $  (76,785)  $ --   $ (6,383)  $ --
 Realized gain (loss) ............................................      249,246     --       59,886     --      4,029     --
 Change in unrealized gain (loss) on investments .................      273,082     --    1,453,636     --     39,852     --
                                                                     ----------   ----   ----------   ----   --------   ----
   Net increase (decrease) in net assets resulting from operations      542,472     --    1,436,737     --     37,498     --
                                                                     ----------   ----   ----------   ----   --------   ----
Unit Transactions:
 Participant purchase payments ...................................       70,112     --       12,092     --      2,964     --
 Participant transfers from other funding options ................    6,099,637     --    8,122,590     --    720,042     --
 Growth rate intra-fund transfers in .............................           --     --           --     --         --     --
 Administrative charges ..........................................         (661)    --       (2,449)    --       (248)    --
 Contract surrenders .............................................     (261,775)    --     (274,897)    --    (42,362)    --
 Participant transfers to other funding options ..................     (227,608)    --     (518,844)    --     (2,506)    --
 Growth rate intra-fund transfers out ............................           --     --           --     --         --     --
 Other receipts/(payments) .......................................       (7,506)    --      (51,737)    --    (79,642)    --
                                                                     ----------   ----   ----------   ----   --------   ----
   Net increase (decrease) in net assets resulting from unit
    transactions .................................................    5,672,199     --    7,286,755     --    598,248     --
                                                                     ----------   ----   ----------   ----   --------   ----
   Net increase (decrease) in net assets..........................    6,214,671     --    8,723,492     --    635,746     --
Net Assets:
   Beginning of year..............................................           --     --           --     --         --     --
                                                                     ----------   ----   ----------   ----   --------   ----
   End of year....................................................   $6,214,671   $ --   $8,723,492   $ --   $635,746   $ --
                                                                     ==========   ====   ==========   ====   ========   ====

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                     MIST Pioneer         MIST Third         MSF BlackRock
  MIST Pioneer        Strategic             Avenue            Aggressive
 Mid-Cap Value          Income         Small Cap Value          Growth
   Subaccount         Subaccount          Subaccount          Subaccount
   (Class A)          (Class A)           (Class B)            (Class D)
---------------   -----------------   -----------------   ------------------
  2006     2005      2006      2005      2006      2005       2006      2005
  ----     ----      ----      ----      ----      ----       ----      ----

$ (1,610)  $ --   $  232,937   $ --   $  (33,519)  $ --   $  (104,871)  $ --
   2,930     --        6,344     --        1,591     --      (120,587)    --
  11,893     --      (29,904)    --      182,997     --      (122,638)    --
--------   ----   ----------   ----   ----------   ----   -----------   ----
  13,213     --      209,377     --      151,069     --      (348,096)    --
--------   ----   ----------   ----   ----------   ----   -----------   ----
     628     --       24,319     --       20,760     --        17,854     --
 213,648     --    6,631,261     --    6,781,119     --    11,642,355     --
      --     --           --     --           --     --            --     --
     (39)    --       (1,276)    --         (370)    --        (5,160)    --
  (3,466)    --     (343,472)    --      (92,477)    --      (465,850)    --
  (7,869)    --     (154,192)    --     (431,151)    --    (1,006,522)    --
      --     --           --     --           --     --            --     --
      --     --      (10,038)    --      (18,218)    --      (175,189)    --
--------   ----   ----------   ----   ----------   ----   -----------   ----
 202,902     --    6,146,602     --    6,259,663     --    10,007,488     --
--------   ----   ----------   ----   ----------   ----   -----------   ----
 216,115     --    6,355,979     --    6,410,732     --     9,659,392     --
      --     --           --     --           --     --            --     --
--------   ----   ----------   ----   ----------   ----   -----------   ----
$216,115   $ --   $6,355,979   $ --   $6,410,732   $ --   $ 9,659,392   $ --
========   ====   ==========   ====   ==========   ====   ===========   ====

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005


                                                                  MSF BlackRock       MSF BlackRock         MSF BlackRock
                                                                   Bond Income         Bond Income          Money Market
                                                                   Subaccount           Subaccount           Subaccount
                                                                    (Class A)           (Class E)             (Class A)
                                                                -----------------   ------------------   -------------------
                                                                   2006      2005      2006       2005       2006       2005
                                                                   ----      ----      ----       ----       ----       ----

Operations:
 Net investment income (loss) ...............................   $  (54,250)  $ --   $  (208,459)  $ --   $    409,338   $ --
 Realized gain (loss) .......................................       14,744     --        85,966     --             --     --
 Change in unrealized gain (loss) on investments ............      248,546     --       843,482     --             --     --
                                                                ----------   ----   -----------   ----   ------------   ----
   Net increase (decrease) in net assets resulting from
    operations ..............................................      209,040     --       720,989     --        409,338     --
                                                                ----------   ----   -----------   ----   ------------   ----
Unit Transactions:
 Participant purchase payments ..............................        2,039     --        26,890     --         22,356     --
 Participant transfers from other funding options ...........    5,669,440     --    20,586,204     --     58,753,068     --
 Growth rate intra-fund transfers in ........................           --     --            --     --             --     --
 Administrative charges .....................................       (2,834)    --        (4,133)    --         (5,689)    --
 Contract surrenders ........................................     (308,282)    --    (1,342,848)    --    (36,261,314)    --
 Participant transfers to other funding options .............     (264,202)    --    (1,257,630)    --     (1,953,190)    --
 Growth rate intra-fund transfers out .......................           --     --            --     --             --     --
 Other receipts/(payments) ..................................       (2,455)    --       (89,015)    --        (82,298)    --
                                                                ----------   ----   -----------   ----   ------------   ----
   Net increase (decrease) in net assets resulting from unit
    transactions ............................................    5,093,706     --    17,919,468     --     20,472,933     --
                                                                ----------   ----   -----------   ----   ------------   ----
   Net increase (decrease) in net assets.....................    5,302,746     --    18,640,457     --     20,882,271     --
Net Assets:
   Beginning of year.........................................           --     --            --     --             --     --
                                                                ----------   ----   -----------   ----   ------------   ----
   End of year...............................................   $5,302,746   $ --   $18,640,457   $ --   $ 20,882,271   $ --
                                                                ==========   ====   ===========   ====   ============   ====

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

   MSF Capital                                                   MSF MetLife
     Guardian             MSF FI               MSF FI             Aggressive
   U.S. Equity           Large Cap          Value Leaders         Allocation
    Subaccount          Subaccount           Subaccount           Subaccount
    (Class A)            (Class A)            (Class D)           (Class B)
-----------------   ------------------   ------------------   -----------------
   2006      2005       2006      2005       2006      2005      2006      2005
   ----      ----       ----      ----       ----      ----      ----      ----

$  (38,199)  $ --   $  (245,388)  $ --   $  (253,432)  $ --   $   (8,074)  $ --
    (2,365)    --      (176,177)    --       (52,467)    --       (4,423)    --
   138,135     --       572,340     --       862,056     --       65,285     --
----------   ----   -----------   ----   -----------   ----   ----------   ----
    97,571     --       150,775     --       556,157     --       52,788     --
----------   ----   -----------   ----   -----------   ----   ----------   ----
        --     --        13,640     --        56,624     --           --     --
 3,922,420     --    26,555,636     --    25,671,590     --    1,295,341     --
        --     --            --     --            --     --           --     --
    (1,505)    --        (9,651)    --        (6,613)    --         (139)    --
   (98,200)    --    (1,025,614)    --      (990,527)    --     (161,409)    --
  (267,847)    --    (1,606,743)    --    (1,101,326)    --      (99,010)    --
        --     --            --     --            --     --           --     --
    (5,937)    --      (451,074)    --      (159,035)    --           --     --
----------   ----   -----------   ----   -----------   ----   ----------   ----
 3,548,931     --    23,476,194     --    23,470,713     --    1,034,783     --
----------   ----   -----------   ----   -----------   ----   ----------   ----
 3,646,502     --    23,626,969     --    24,026,870     --    1,087,571     --
        --     --            --     --            --     --           --     --
----------   ----   -----------   ----   -----------   ----   ----------   ----
$3,646,502   $ --   $23,626,969   $ --   $24,026,870   $ --   $1,087,571   $ --
==========   ====   ===========   ====   ===========   ====   ==========   ====

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                                        MSF MetLife
                                                MSF MetLife             Conservative
                                                Conservative            to Moderate         MSF MetLife Moderate
                                           Allocation Subaccount         Allocation        Allocation Subaccount
                                                 (Class B)          Subaccount (Class B)         (Class B)
                                           ---------------------   ---------------------   ---------------------
                                              2006        2005        2006        2005        2006        2005
                                              ----        ----        ----        ----        ----        ----

Operations:
 Net investment income (loss) ..........   $   (9,064)  $     --   $  (16,945)  $     --   $  (40,193)  $     --
 Realized gain (loss) ..................        1,467         --         (193)        --      (14,804)        --
 Change in unrealized gain (loss) on
   investments..........................       45,053         --       86,907         --      247,637         --
                                           ----------   --------   ----------   --------   ----------   --------
   Net increase (decrease) in net assets
    resulting from operations ..........       37,456         --       69,769         --      192,640         --
                                           ----------   --------   ----------   --------   ----------   --------
Unit Transactions:
 Participant purchase payments .........        4,725         --           --         --           --         --
 Participant transfers from other
   funding options......................    1,311,689         --    1,565,257         --    4,794,986         --
 Growth rate intra-fund transfers in ...           --         --           --         --           --         --
 Administrative charges ................          (40)        --         (141)        --         (492)        --
 Contract surrenders ...................       (1,057)        --      (25,034)        --     (108,156)        --
 Participant transfers to other funding
   options..............................     (117,586)        --      (40,809)        --     (174,861)        --
 Growth rate intra-fund transfers out ..           --         --           --         --           --         --
 Other receipts/(payments) .............           --         --           --         --     (272,370)        --
                                           ----------   --------   ----------   --------   ----------   --------
   Net increase (decrease) in net assets
    resulting from unit transactions ...    1,197,731         --    1,499,273         --    4,239,107         --
                                           ----------   --------   ----------   --------   ----------   --------
   Net increase (decrease) in net assets    1,235,187         --    1,569,042         --    4,431,747         --
Net Assets:
   Beginning of year....................           --         --           --         --           --         --
                                           ----------   --------   ----------   --------   ----------   --------
   End of year..........................   $1,235,187   $     --   $1,569,042   $     --   $4,431,747   $     --
                                           ==========   ========   ==========   ========   ==========   ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

 MSF MetLife Moderate                                MSF Morgan
          to                                           Stanley           MSF Oppenheimer
Aggressive Allocation      MSF MFS(R) Total          EAFE Index           Global Equity
      Subaccount           Return Subaccount         Subaccount             Subaccount
      (Class B)                (Class F)              (Class A)             (Class B)
---------------------   ----------------------   ------------------   ---------------------
   2006        2005         2006        2005       2006      2005        2006        2005
   ----        ----         ----        ----       ----      ----        ----        ----

$  (40,410)  $     --   $  (877,301)  $     --   $  (363)  $     --   $  (67,835)  $     --
   (14,306)        --       119,305         --        27         --      (32,707)        --
   300,738         --     6,096,664         --     8,326         --      476,893         --
----------   --------   -----------   --------   -------   --------   ----------   --------
   246,022         --     5,338,668         --     7,990         --      376,351         --
----------   --------   -----------   --------   -------   --------   ----------   --------
    77,500         --       148,894         --        --         --       23,160         --
 4,006,916         --    82,827,877         --    71,613         --    7,267,736         --
        --         --            --         --        --         --           --         --
      (771)        --       (24,680)        --       (32)        --       (1,529)        --
   (40,985)        --    (3,347,461)        --        --         --     (199,302)        --
  (364,834)        --    (2,766,536)        --        --         --     (474,132)        --
        --         --            --         --        --         --           --         --
        --         --      (252,168)        --        --         --      (12,947)        --
----------   --------   -----------   --------   -------   --------   ----------   --------
 3,677,826         --    76,585,926         --    71,581         --    6,602,986         --
----------   --------   -----------   --------   -------   --------   ----------   --------
 3,923,848         --    81,924,594         --    79,571         --    6,979,337         --
        --         --            --         --        --         --           --         --
----------   --------   -----------   --------   -------   --------   ----------   --------
$3,923,848   $     --   $81,924,594   $     --   $79,571   $     --   $6,979,337   $     --
==========   ========   ===========   ========   =======   ========   ==========   ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                                      MSF Western Asset     MSF Western Asset
                                                 MSF T. Rowe           Management High       Management U.S.
                                               Price Large Cap           Yield Bond             Government
                                              Growth Subaccount       Subaccount (Class     Subaccount (Class
                                                  (Class B)                  A)                     A)
                                           ----------------------   --------------------   -------------------
                                               2006        2005        2006       2005       2006       2005
                                               ----        ----        ----       ----       ----       ----

Operations:
 Net investment income (loss) ..........   $  (221,854)  $     --   $  (2,212)  $     --   $   (813)  $     --
 Realized gain (loss) ..................        (4,855)        --      (1,681)        --      1,644         --
 Change in unrealized gain (loss) on
   investments..........................     1,655,147         --      10,815         --      2,332         --
                                           -----------   --------   ---------   --------   --------   --------
   Net increase (decrease) in net assets
    resulting from operations ..........     1,428,438         --       6,922         --      3,163         --
                                           -----------   --------   ---------   --------   --------   --------
Unit Transactions:
 Participant purchase payments .........         9,887         --          --         --         --         --
 Participant transfers from
   other funding options................    23,109,837         --     391,714         --    129,807         --
 Growth rate intra-fund transfers in ...            --         --          --         --         --         --
 Administrative charges ................        (9,593)        --         (12)        --        (64)        --
 Contract surrenders ...................    (1,008,112)        --      (2,222)        --     (1,138)        --
 Participant transfers to other funding
   options..............................    (1,553,985)        --    (216,643)        --    (75,669)        --
 Growth rate intra-fund transfers out ..            --         --          --         --         --         --
 Other receipts/(payments) .............      (412,764)        --          --         --         --         --
                                           -----------   --------   ---------   --------   --------   --------
   Net increase (decrease) in net assets
    resulting from unit transactions ...    20,135,270         --     172,837         --     52,936         --
                                           -----------   --------   ---------   --------   --------   --------
   Net increase (decrease) in net assets    21,563,708         --     179,759         --     56,099         --
Net Assets:
   Beginning of year....................            --         --          --         --         --         --
                                           -----------   --------   ---------   --------   --------   --------
   End of year..........................   $21,563,708   $     --   $ 179,759   $     --   $ 56,099   $     --
                                           ===========   ========   =========   ========   ========   ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005


                               Oppenheimer Main
                                  Street/VA                PIMCO VIT                   PIMCO VIT
       Money Market               Subaccount         Real Return Subaccount     Total Return Subaccount
        Subaccount             (Service Shares)      (Administrative Class)      (Administrative Class)
--------------------------   -------------------   -------------------------   -------------------------
    2006           2005         2006       2005        2006          2005          2006          2005
    ----           ----         ----       ----        ----          ----          ----          ----

$    118,821   $   163,120   $     505   $  (357)  $   179,829   $    74,033   $ 1,393,738   $   931,318
          --            --       8,469        21       164,734       102,636       203,683       966,303
          --            --      (3,348)    2,832      (417,508)     (152,326)     (535,923)   (1,509,090)
------------   -----------   ---------   -------   -----------   -----------   -----------   -----------
     118,821       163,120       5,626     2,496       (72,945)       24,343     1,061,498       388,531
------------   -----------   ---------   -------   -----------   -----------   -----------   -----------
      36,300       103,363         214       259       155,561       782,115       109,904     1,102,265
  11,968,850     9,355,015       1,792    81,936     1,485,041     2,276,649     4,973,495     5,615,084
          --            --          --        --            --        13,541            --        21,260
        (165)       (4,666)         (2)      (26)       (1,575)       (1,845)      (15,603)      (17,243)
 (10,004,091)   (3,656,232)     (2,125)     (357)     (424,485)     (392,995)   (4,355,746)   (2,752,019)
 (14,593,459)   (3,644,120)   (104,647)       --    (1,213,929)   (1,166,572)   (3,563,320)   (3,789,248)
          --            --          --        --            --       (13,541)           --       (21,260)
          --    (1,162,782)         --        --       (27,594)      (82,621)      (54,159)     (874,322)
------------   -----------   ---------   -------   -----------   -----------   -----------   -----------
 (12,592,565)      990,578    (104,768)   81,812       (26,981)    1,414,731    (2,905,429)     (715,483)
------------   -----------   ---------   -------   -----------   -----------   -----------   -----------
 (12,473,744)    1,153,698     (99,142)   84,308       (99,926)    1,439,074    (1,843,931)     (326,952)
  12,473,744    11,320,046      99,142    14,834     7,179,676     5,740,602    51,744,727    52,071,679
------------   -----------   ---------   -------   -----------   -----------   -----------   -----------
$         --   $12,473,744   $      --   $99,142   $ 7,079,750   $ 7,179,676   $49,900,796   $51,744,727
============   ===========   =========   =======   ===========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                Putnam VT               Putnam VT
                                                Discovery             International           Putnam VT Small Cap
                                            Growth Subaccount       Equity Subaccount           Value Subaccount
                                                (Class IB)              (Class IB)                 (Class IB)
                                           -------------------   -----------------------   -------------------------
                                             2006       2005        2006         2005          2006          2005
                                             ----       ----        ----         ----          ----          ----

Operations:
 Net investment income (loss) ..........   $ (5,766)  $ (4,915)  $  (52,017)  $   (2,605)  $  (152,293)  $  (157,462)
 Realized gain (loss) ..................      4,245      2,954      295,104      239,345     1,804,410     1,467,366
 Change in unrealized gain (loss) on
   investments..........................     33,910     19,465      975,627      204,883       120,357      (677,894)
                                           --------   --------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations ..........     32,389     17,504    1,218,714      441,623     1,772,474       632,010
                                           --------   --------   ----------   ----------   -----------   -----------
Unit Transactions:
 Participant purchase payments .........        779        764       57,637        4,064        19,857       154,885
 Participant transfers from
   other funding options................     37,988      6,268    1,447,155      687,371     1,099,045     3,846,271
 Growth rate intra-fund transfers in ...         --         --           --           --            --            --
 Administrative charges ................       (140)      (146)      (1,145)        (988)       (3,243)       (3,395)
 Contract surrenders ...................     (8,154)    (8,215)    (287,295)    (118,573)     (611,495)     (459,613)
 Participant transfers to other funding
   options..............................     (7,585)   (12,967)    (555,002)    (869,839)   (1,888,642)   (3,033,980)
 Growth rate intra-fund transfers out ..         --         --           --           --            --            --
 Other receipts/(payments) .............         --         --      (91,668)          --      (164,368)     (160,962)
                                           --------   --------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...     22,888    (14,296)     569,682     (297,965)   (1,548,846)      343,206
                                           --------   --------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets     55,277      3,208    1,788,396      143,658       223,628       975,216
Net Assets:
   Beginning of year....................    335,421    332,213    4,546,913    4,403,255    11,997,393    11,022,177
                                           --------   --------   ----------   ----------   -----------   -----------
   End of year..........................   $390,698   $335,421   $6,335,309   $4,546,913   $12,221,021   $11,997,393
                                           ========   ========   ==========   ==========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                         Travelers Disciplined
  Travelers AIM Capital      Travelers Convertible                Mid               Travelers Equity Income
 Appreciation Subaccount     Securities Subaccount       Cap Stock Subaccount             Subaccount
------------------------   -------------------------   ------------------------   --------------------------
    2006         2005          2006          2005          2006         2005          2006           2005
    ----         ----          ----          ----          ----         ----          ----           ----

$   (11,103)  $  (25,631)  $    11,749   $    32,302   $     1,343   $  (43,505)  $    211,112   $  (388,255)
    483,208       21,796       297,032       129,201     1,040,542      140,865      4,476,636       661,343
   (344,424)     130,147       (88,174)     (224,315)     (763,118)     193,954     (3,422,383)      419,291
-----------   ----------   -----------   -----------   -----------   ----------   ------------   -----------
    127,681      126,312       220,607       (62,812)      278,767      291,314      1,265,365       692,379
-----------   ----------   -----------   -----------   -----------   ----------   ------------   -----------
     22,352      205,014         3,192        51,372         3,132        7,187         59,320       463,433
     13,696      144,296        27,301       197,713        10,484      306,652        361,861     1,240,978
         --           --            --            --            --           --             --        11,867
         (9)        (599)          (14)       (1,581)           --       (1,322)           (93)       (7,501)
    (13,218)     (24,857)     (174,543)     (300,230)      (43,128)    (166,636)      (378,047)   (1,051,905)
 (2,133,258)    (148,592)   (3,514,644)     (954,368)   (3,264,832)    (233,234)   (26,186,107)   (1,541,295)
         --           --            --            --            --           --             --       (11,867)
         --       (5,657)      (32,617)      (16,153)      (17,009)     (15,555)      (250,729)     (336,121)
-----------   ----------   -----------   -----------   -----------   ----------   ------------   -----------
 (2,110,437)     169,605    (3,691,325)   (1,023,247)   (3,311,353)    (102,908)   (26,393,795)   (1,232,411)
-----------   ----------   -----------   -----------   -----------   ----------   ------------   -----------
 (1,982,756)     295,917    (3,470,718)   (1,086,059)   (3,032,586)     188,406    (25,128,430)     (540,032)
  1,982,756    1,686,839     3,470,718     4,556,777     3,032,586    2,844,180     25,128,430    25,668,462
-----------   ----------   -----------   -----------   -----------   ----------   ------------   -----------
$        --   $1,982,756   $        --   $ 3,470,718   $        --   $3,032,586   $         --   $25,128,430
===========   ==========   ===========   ===========   ===========   ==========   ============   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005


                                              Travelers Federated        Travelers Federated        Travelers Large Cap
                                             High Yield Subaccount        Stock Subaccount               Subaccount
                                           ------------------------   ------------------------   -------------------------
                                               2006         2005          2006         2005          2006          2005
                                               ----         ----          ----         ----          ----          ----

Operations:
 Net investment income (loss) ..........   $   174,514   $  (41,208)  $    10,274   $  (15,996)  $    (5,071)  $  (138,582)
 Realized gain (loss) ..................        (1,756)      21,957       217,054       34,020      (178,554)     (337,646)
 Change in unrealized gain (loss) on
   investments..........................      (111,546)      38,605      (191,937)      19,268       460,338     1,040,842
                                           -----------   ----------   -----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations ..........        61,212       19,354        35,391       37,292       276,713       564,614
                                           -----------   ----------   -----------   ----------   -----------   -----------
Unit Transactions:
 Participant purchase payments .........         1,033       33,227           481        7,427         9,123        91,989
 Participant transfers from
   other funding options................         3,573      222,143           378       60,677        21,448       558,673
 Growth rate intra-fund transfers in ...            --           --            --           --            --            --
 Administrative charges ................            (9)        (802)           (2)        (439)          (58)       (4,104)
 Contract surrenders ...................       (57,156)    (198,261)      (55,486)     (48,821)     (150,073)     (724,578)
 Participant transfers to other funding
   options..............................    (2,498,131)    (659,102)     (990,905)    (162,186)   (9,059,157)   (1,198,739)
 Growth rate intra-fund transfers out ..            --           --            --           --            --            --
 Other receipts/(payments) .............       (11,554)       1,469       (13,809)          --       (30,686)     (134,126)
                                           -----------   ----------   -----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...    (2,562,244)    (601,326)   (1,059,343)    (143,342)   (9,209,403)   (1,410,885)
                                           -----------   ----------   -----------   ----------   -----------   -----------
   Net increase (decrease) in net assets    (2,501,032)    (581,972)   (1,023,952)    (106,050)   (8,932,690)     (846,271)
Net Assets:
   Beginning of year....................     2,501,032    3,083,004     1,023,952    1,130,002     8,932,690     9,778,961
                                           -----------   ----------   -----------   ----------   -----------   -----------
   End of year..........................   $        --   $2,501,032   $        --   $1,023,952   $        --   $ 8,932,690
                                           ===========   ==========   ===========   ==========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENT OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

  Travelers Managed      Travelers Managed                                   Travelers Managed
 Allocation Series:     Allocation Series:        Travelers Managed         Allocation Series:
     Aggressive            Conservative          Allocation Series:         Moderate-Aggressive
     Subaccount             Subaccount           Moderate Subaccount            Subaccount
--------------------   --------------------   ------------------------   ------------------------
   2006       2005        2006       2005         2006         2005          2006         2005
   ----       ----        ----       ----         ----         ----          ----         ----

$  10,309   $   (675)  $  19,454   $ (1,562)  $    63,449   $    1,739   $    42,297   $      986
   15,453        126      (7,666)     1,593        32,904        2,914       117,506        1,410
   (3,838)     3,837      (9,905)     9,905       (28,188)      28,188       (55,275)      55,276
---------   --------   ---------   --------   -----------   ----------   -----------   ----------
   21,924      3,288       1,883      9,936        68,165       32,841       104,528       57,672
---------   --------   ---------   --------   -----------   ----------   -----------   ----------
   10,414     65,367          --      7,420       160,410      298,814       171,003      630,767
  643,189     38,070      50,058    816,650     1,619,734    1,110,965       290,637    1,599,049
       --         --          --         --            --           --            --           --
       --        (52)         (2)       (52)           --           (5)           --          (72)
     (375)        --      (9,104)    (1,561)      (11,446)     (59,899)      (13,416)      (6,856)
 (781,825)        --    (638,807)        --    (3,176,999)     (42,580)   (2,833,312)          --
       --         --          --         --            --           --            --           --
       --         --    (236,421)        --            --           --            --           --
---------   --------   ---------   --------   -----------   ----------   -----------   ----------
 (128,597)   103,385    (834,276)   822,457    (1,408,301)   1,307,295    (2,385,088)   2,222,888
---------   --------   ---------   --------   -----------   ----------   -----------   ----------
 (106,673)   106,673    (832,393)   832,393    (1,340,136)   1,340,136    (2,280,560)   2,280,560
  106,673         --     832,393         --     1,340,136           --     2,280,560           --
---------   --------   ---------   --------   -----------   ----------   -----------   ----------
$      --   $106,673   $      --   $832,393   $        --   $1,340,136   $        --   $2,280,560
=========   ========   =========   ========   ===========   ==========   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                               Travelers Managed
                                              Allocation Series:                                       Travelers Mercury
                                             Moderate-Conservative         Travelers Managed            Large Cap Core
                                                  Subaccount               Income Subaccount              Subaccount
                                           ------------------------   --------------------------   ------------------------
                                               2006         2005          2006           2005          2006         2005
                                               ----         ----          ----           ----          ----         ----

Operations:
 Net investment income (loss) ..........   $    39,033   $      570   $    315,446   $   405,073   $   (23,190)  $ (113,309)
 Realized gain (loss) ..................         7,968          501     (1,931,377)     (129,690)     (309,245)    (231,790)
 Change in unrealized gain (loss) on
   investments..........................       (25,024)      25,023      1,426,335      (326,892)      797,397    1,048,802
                                           -----------   ----------   ------------   -----------   -----------   ----------
   Net increase (decrease) in net assets
    resulting from operations ..........        21,977       26,094       (189,596)      (51,509)      464,962      703,703
                                           -----------   ----------   ------------   -----------   -----------   ----------
Unit Transactions:
 Participant purchase payments .........       149,273      275,176         31,876       761,037        67,353      167,506
 Participant transfers from other
   funding options......................       179,998      829,708        106,402       727,358       208,040      354,593
 Growth rate intra-fund transfers in ...            --           --             --            --            --           --
 Administrative charges ................            --           --            (58)       (4,752)          (14)      (2,747)
 Contract surrenders ...................       (19,287)      (6,000)      (351,095)     (708,387)     (123,445)    (352,565)
 Participant transfers to other funding
   options..............................    (1,456,939)          --    (20,132,854)   (1,225,028)   (8,122,700)    (611,693)
 Growth rate intra-fund transfers out ..            --           --             --            --            --           --
 Other receipts/(payments) .............            --           --        (16,314)     (369,928)        2,197      (62,255)
                                           -----------   ----------   ------------   -----------   -----------   ----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...    (1,146,955)   1,098,884    (20,362,043)     (819,700)   (7,968,569)    (507,161)
                                           -----------   ----------   ------------   -----------   -----------   ----------
   Net increase (decrease) in net assets    (1,124,978)   1,124,978    (20,551,639)     (871,209)   (7,503,607)     196,542
Net Assets:
   Beginning of year....................     1,124,978           --     20,551,639    21,422,848     7,503,607    7,307,065
                                           -----------   ----------   ------------   -----------   -----------   ----------
   End of year..........................   $        --   $1,124,978   $         --   $20,551,639   $        --   $7,503,607
                                           ===========   ==========   ============   ===========   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005


     Travelers MFS(R)             Travelers MFS(R)
      Mid Cap Growth                Total Return              Travelers MFS(R)
        Subaccount                   Subaccount               Value Subaccount
--------------------------   --------------------------   ------------------------
    2006           2005          2006           2005          2006         2005
    ----           ----          ----           ----          ----         ----

$    (57,604)  $  (158,521)  $    612,315   $   403,724   $   (17,819)  $   (5,865)
     686,001      (190,771)     2,345,346     4,250,192       291,133      119,994
      26,779       844,933       (486,174)   (3,601,397)      (26,496)      (6,089)
------------   -----------   ------------   -----------   -----------   ----------
     655,176       495,641      2,471,487     1,052,519       246,818      108,040
------------   -----------   ------------   -----------   -----------   ----------
      15,389        38,147         94,570     1,989,578        83,075      388,361
     153,865    10,511,029      1,194,750     6,843,003       632,171    1,830,188
          --            --             --         8,318            --           --
         (68)       (6,106)          (288)      (25,665)           --         (414)
    (243,568)   (1,217,363)    (1,579,550)   (4,943,921)      (14,543)     (29,751)
 (11,838,081)   (1,098,739)   (79,453,280)   (6,216,002)   (3,753,488)    (304,818)
          --            --             --        (8,319)           --           --
     (70,919)     (113,873)      (368,354)   (1,489,034)           --           --
------------   -----------   ------------   -----------   -----------   ----------
 (11,983,382)    8,113,095    (80,112,152)   (3,842,042)   (3,052,785)   1,883,566
------------   -----------   ------------   -----------   -----------   ----------
 (11,328,206)    8,608,736    (77,640,665)   (2,789,523)   (2,805,967)   1,991,606
  11,328,206     2,719,470     77,640,665    80,430,188     2,805,967      814,361
------------   -----------   ------------   -----------   -----------   ----------
$         --   $11,328,206   $         --   $77,640,665   $        --   $2,805,967
============   ===========   ============   ===========   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005


                                              Travelers Mondrian                               Travelers Pioneer
                                              International Stock       Travelers Pioneer        Mid Cap Value
                                                  Subaccount             Fund Subaccount          Subaccount
                                           ------------------------   --------------------   --------------------
                                               2006         2005         2006       2005        2006       2005
                                               ----         ----         ----       ----        ----       ----

Operations:
 Net investment income (loss) ..........   $   225,000   $  (96,300)  $   2,588   $ (9,905)  $    (721)  $   (305)
 Realized gain (loss) ..................     1,898,476      105,940     117,077      4,389       8,077      1,379
 Change in unrealized gain (loss) on
   investments..........................    (1,161,075)     454,734     (83,907)    32,195        (798)       799
                                           -----------   ----------   ---------   --------   ---------   --------
   Net increase (decrease) in net assets
    resulting from operations ..........       962,401      464,374      35,758     26,679       6,558      1,873
                                           -----------   ----------   ---------   --------   ---------   --------
Unit Transactions:
 Participant purchase payments .........        49,891      548,152         461    109,276      30,111     16,399
 Participant transfers from other
   funding options......................       269,167      754,189       8,205     65,327          --     90,585
 Growth rate intra-fund transfers in ...            --           --          --         --          --         --
 Administrative charges ................           (11)      (1,472)         (7)      (225)         --        (20)
 Contract surrenders ...................       (44,660)    (214,313)    (50,386)   (22,216)       (697)    (3,208)
 Participant transfers to other funding
   options..............................    (7,640,528)    (602,031)   (610,865)   (10,434)   (140,685)      (916)
 Growth rate intra-fund transfers out ..            --           --          --         --          --         --
 Other receipts/(payments) .............            --      (33,090)    (29,099)        --          --         --
                                           -----------   ----------   ---------   --------   ---------   --------
   Net increase (decrease) in net assets
    resulting from unit transactions ...    (7,366,141)     451,435    (681,691)   141,728    (111,271)   102,840
                                           -----------   ----------   ---------   --------   ---------   --------
   Net increase (decrease) in net assets    (6,403,740)     915,809    (645,933)   168,407    (104,713)   104,713
Net Assets:
   Beginning of year....................     6,403,740    5,487,931     645,933    477,526     104,713         --
                                           -----------   ----------   ---------   --------   ---------   --------
   End of year..........................   $        --   $6,403,740   $      --   $645,933   $      --   $104,713
                                           ===========   ==========   =========   ========   =========   ========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                                                         Travelers
                                                                                        Style Focus
    Travelers Pioneer              Travelers                    Travelers                 Series:
    Strategic Income              Quality Bond              Strategic Equity         Small Cap Growth
       Subaccount                  Subaccount                  Subaccount               Subaccount
------------------------   -------------------------   --------------------------   ------------------
    2006         2005          2006          2005          2006           2005        2006       2005
    ----         ----          ----          ----          ----           ----        ----       ----

$   (26,835)  $  153,019   $   312,034   $   (96,096)  $    (24,342)  $  (175,200)  $   (246)  $  (128)
    (53,116)      (3,385)     (456,778)      (44,563)    (5,899,046)   (1,465,682)     6,016       447
    134,362      (70,998)       94,631       146,156      6,691,796     1,621,960       (616)      616
-----------   ----------   -----------   -----------   ------------   -----------   --------   -------
     54,411       78,636       (50,113)        5,497        768,408       (18,922)     5,154       935
-----------   ----------   -----------   -----------   ------------   -----------   --------   -------
        738      663,195         3,212        75,506          2,346       278,884      4,619    20,231
    445,142    2,961,552        20,224       119,178         34,510       164,953     53,047       920
         --           --            --            --             --            --         --        --
        (10)        (990)          (22)       (3,338)           (63)       (7,594)        (3)       (4)
    (30,919)    (194,091)      (77,534)     (547,980)      (412,885)   (1,133,507)    (8,937)       --
 (5,817,907)    (254,835)   (5,694,858)     (965,996)   (18,001,925)   (1,813,506)   (75,962)       --
         --           --            --            --             --            --         --        --
    (21,757)          --       (46,915)      (63,529)       (59,526)     (173,761)        --        --
-----------   ----------   -----------   -----------   ------------   -----------   --------   -------
 (5,424,713)   3,174,831    (5,795,893)   (1,386,159)   (18,437,543)   (2,684,531)   (27,236)   21,147
-----------   ----------   -----------   -----------   ------------   -----------   --------   -------
 (5,370,302)   3,253,467    (5,846,006)   (1,380,662)   (17,669,135)   (2,703,453)   (22,082)   22,082
  5,370,302    2,116,835     5,846,006     7,226,668     17,669,135    20,372,588     22,082        --
-----------   ----------   -----------   -----------   ------------   -----------   --------   -------
$        --   $5,370,302   $        --   $ 5,846,006   $         --   $17,669,135   $     --   $22,082
===========   ==========   ===========   ===========   ============   ===========   ========   =======

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                Travelers
                                               Style Focus          Travelers U.S.
                                                 Series:              Government               Travelers
                                             Small Cap Value          Securities         Van Kampen Enterprise
                                                Subaccount            Subaccount              Subaccount
                                           -------------------   -------------------   ------------------------
                                              2006       2005      2006       2005         2006         2005
                                              ----       ----      ----       ----         ----         ----

Operations:
 Net investment income (loss) ..........   $    (456)  $  (176)  $  4,330   $   (818)  $   (18,008)  $  (56,605)
 Realized gain (loss) ..................      12,405       389     (6,437)     2,343    (2,084,258)    (490,505)
 Change in unrealized gain (loss) on
   investments..........................      (1,523)    1,522       (580)       580     2,248,344      775,026
                                           ---------   -------   --------   --------   -----------   ----------
   Net increase (decrease) in net assets
    resulting from operations ..........      10,426     1,735     (2,687)     2,105       146,078      227,916
                                           ---------   -------   --------   --------   -----------   ----------
Unit Transactions:
 Participant purchase payments .........      20,848    27,606          1         --         1,493        1,002
 Participant transfers from other
   funding options......................      47,815    16,422     32,339    199,890         6,250       60,107
 Growth rate intra-fund transfers in ...          --        --         --         --            --           --
 Administrative charges ................          (3)      (13)        --        (21)          (11)      (1,723)
 Contract surrenders ...................      (9,797)       --       (247)   (71,476)      (58,598)    (313,254)
 Participant transfers to other funding
   options..............................    (115,039)       --    (76,887)   (83,017)   (3,914,050)    (299,852)
 Growth rate intra-fund transfers out ..          --        --         --         --            --           --
 Other receipts/(payments) .............          --        --         --         --       (35,200)     (14,333)
                                           ---------   -------   --------   --------   -----------   ----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...     (56,176)   44,015    (44,794)    45,376    (4,000,116)    (568,053)
                                           ---------   -------   --------   --------   -----------   ----------
   Net increase (decrease) in net assets     (45,750)   45,750    (47,481)    47,481    (3,854,038)    (340,137)
Net Assets:
   Beginning of year....................      45,750        --     47,481         --     3,854,038    4,194,175
                                           ---------   -------   --------   --------   -----------   ----------
   End of year..........................   $      --   $45,750   $     --   $ 47,481   $        --   $3,854,038
                                           =========   =======   ========   ========   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

       Van Kampen              Van Kampen                Van Kampen
      LIT Comstock           LIT Enterprise         LIT Strategic Growth        VIP Contrafund(R)
       Subaccount              Subaccount                Subaccount                 Subaccount
       (Class II)              (Class II)                (Class I)              (Service Class 2)
-----------------------   --------------------   -------------------------   -----------------------
   2006         2005         2006       2005         2006          2005         2006         2005
   ----         ----         ----       ----         ----          ----         ----         ----

$   (8,911)  $  (28,138)  $  (5,500)  $ (5,490)  $  (235,108)  $  (209,959)  $  (45,301)  $  (94,935)
   420,832      254,540      18,835     11,652    (1,321,131)   (1,955,637)   1,099,291      164,015
   115,557     (122,050)     (4,116)    21,032     1,718,636     3,119,438     (298,571)     897,894
----------   ----------   ---------   --------   -----------   -----------   ----------   ----------
   527,478      104,352       9,219     27,194       162,397       953,842      755,419      966,974
----------   ----------   ---------   --------   -----------   -----------   ----------   ----------
    15,993        6,637          --         --         3,736        32,249       28,723       21,768
   175,871      465,189       1,892     24,304       234,423       381,098      478,236    1,885,670
        --           --          --         --            --            --           --           --
    (1,070)      (1,170)        (43)       (45)       (6,462)       (7,880)      (2,990)      (2,900)
  (603,505)    (282,735)   (135,526)   (30,795)     (937,280)     (983,450)    (459,207)    (432,744)
  (131,039)    (156,722)    (23,182)    (8,486)   (1,290,680)   (1,695,583)    (834,393)    (239,257)
        --           --          --         --            --            --           --           --
  (163,918)    (132,123)         --    (63,168)     (239,555)     (155,595)     (59,405)     (35,943)
----------   ----------   ---------   --------   -----------   -----------   ----------   ----------
  (707,668)    (100,924)   (156,859)   (78,190)   (2,235,818)   (2,429,161)    (849,036)   1,196,594
----------   ----------   ---------   --------   -----------   -----------   ----------   ----------
  (180,190)       3,428    (147,640)   (50,996)   (2,073,421)   (1,475,319)     (93,617)   2,163,568
 4,343,907    4,340,479     466,620    517,616    16,241,358    17,716,677    8,238,986    6,075,418
----------   ----------   ---------   --------   -----------   -----------   ----------   ----------
$4,163,717   $4,343,907   $ 318,980   $466,620   $14,167,937   $16,241,358   $8,145,369   $8,238,986
==========   ==========   =========   ========   ===========   ===========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           METLIFE OF CT FUND BD IV
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Concluded)
                For the years ended December 31, 2006 and 2005

                                                                           VIP Dynamic
                                                                             Capital
                                               VIP Contrafund(R)           Appreciation             VIP Mid Cap
                                                   Subaccount               Subaccount               Subaccount
                                                (Service Class)         (Service Class 2)        (Service Class 2)
                                           -------------------------   -------------------   -------------------------
                                               2006          2005        2006       2005         2006          2005
                                               ----          ----        ----       ----         ----          ----

Operations:
 Net investment income (loss) ..........   $  (140,048)  $  (320,450)  $ (3,677)  $ (3,112)  $  (272,607)  $  (234,268)
 Realized gain (loss) ..................     3,094,691       243,563     16,609      2,457     2,943,193       606,899
 Change in unrealized gain (loss) on
   investments..........................      (295,013)    3,390,759     21,266     33,212      (863,507)    1,851,840
                                           -----------   -----------   --------   --------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations ..........     2,659,630     3,313,872     34,198     32,557     1,807,079     2,224,471
                                           -----------   -----------   --------   --------   -----------   -----------
Unit Transactions:
 Participant purchase payments .........       517,237     1,146,045        889      1,860       238,618       715,904
 Participant transfers from other
   funding options......................     3,971,073     3,646,858        382    111,871     3,774,074     3,648,712
 Growth rate intra-fund transfers in ...            --            --         --         --            --        12,447
 Administrative charges ................        (7,708)       (7,001)      (174)      (144)       (4,624)       (3,886)
 Contract surrenders ...................    (2,034,447)   (1,005,748)    (4,547)    (5,040)   (1,216,748)     (793,435)
 Participant transfers to other funding
   options..............................    (1,895,593)     (997,034)   (32,322)   (10,169)   (2,602,443)   (1,049,444)
 Growth rate intra-fund transfers out ..            --            --         --         --            --       (12,447)
 Other receipts/(payments) .............      (169,077)     (228,173)        --     (4,915)     (133,424)      (88,256)
                                           -----------   -----------   --------   --------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...       381,485     2,554,947    (35,772)    93,463        55,453     2,429,595
                                           -----------   -----------   --------   --------   -----------   -----------
   Net increase (decrease) in net assets     3,041,115     5,868,819     (1,574)   126,020     1,862,532     4,654,066
Net Assets:
   Beginning of year....................    26,567,310    20,698,491    301,094    175,074    16,968,773    12,314,707
                                           -----------   -----------   --------   --------   -----------   -----------
   End of year..........................   $29,608,425   $26,567,310   $299,520   $301,094   $18,831,305   $16,968,773
                                           ===========   ===========   ========   ========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                        NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV") (formerly, The Travelers Fund BD IV for Variable Annuities) is a separate account of MetLife Life and Annuity Company of Connecticut (the "Company") (formerly, The Travelers Life and Annuity Company), an indirect wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Fund BD IV, established on March 27, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund BD IV are Index Annuity (formerly, Travelers Index Annuity), Vintage XTRA Annuity (formerly, Travelers Vintage XTRA Annuity), Vintage XTRA (Series II) Variable Annuity (formerly, Travelers Life & Annuity Vintage XTRA (Series II) Annuity), Protected Equity Portfolio (formerly, Travelers Protected Equity Portfolio) and Portfolio Architect XTRA Variable Annuity (formerly, Travelers Portfolio Architect XTRA Annuity).

Fund BD IV is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".


AIM Variable Insurance Funds                                   Legg Mason Partners Variable Portfolios II
American Funds Insurance Series                                Legg Mason Partners Variable Portfolios III, Inc.
Credit Suisse Trust                                            Legg Mason Partners Variable Portfolios IV
Dreyfus Variable Investment Fund                               Lord Abbett Series Fund, Inc.
DWS Investments VIT Funds                                      Met Investors Series Trust
Franklin Templeton Variable Insurance Products Trust           Metropolitan Series Fund, Inc.
Janus Aspen Series                                             PIMCO Variable Insurance Trust
Legg Mason Partners Investment Series                          Putnam Variable Trust
Legg Mason Partners Variable Portfolios V                      Van Kampen Life Investment Trust
Legg Mason Partners Variable Portfolios I, Inc.                Variable Insurance Products Fund

Participant purchase payments applied to Fund BD IV are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parenthesis is that of the portfolio in which the Subaccount invests):

   AIM V.I. Core Equity Subaccount (Series I)
   American Funds Global Growth Subaccount (Class 2)
   American Funds Growth Subaccount (Class 2)
   American Funds Growth-Income Subaccount (Class 2)
   Credit Suisse Trust Emerging Markets Subaccount
   Dreyfus VIF Appreciation Subaccount (Initial Shares)
   Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
   DWS VIT Small Cap Index Subaccount (Class A)
   FTVIPT Franklin Income Securities Subaccount (Class 2)
   FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
   Janus Aspen Global Life Sciences Subaccount (Service Shares)
   Janus Aspen Global Technology Subaccount (Service Shares)
   Janus Aspen Mid Cap Growth Subaccount (Service Shares)
   Janus Aspen Worldwide Growth Subaccount (Service Shares)
   LMPIS Dividend Strategy Subaccount
   LMPIS Premier Selections All Cap Growth Subaccount
   LMPVPV Small Cap Growth Opportunities Subaccount
   LMPVPI All Cap Subaccount (Class I)
   LMPVPI Investors Subaccount (Class I)
   LMPVPI Large Cap Growth Subaccount (Class I)
   LMPVPI Small Cap Growth Subaccount (Class I)

   LMPVPII Aggressive Growth Subaccount (Class I)
   LMPVPII Appreciation Subaccount
   LMPVPII Diversified Strategic Income Subaccount
   LMPVPII Equity Index Subaccount (Class I)
   LMPVPII Equity Index Subaccount (Class II)
   LMPVPII Fundamental Value Subaccount
   LMPVPII Growth and Income Subaccount (Class I)
   LMPVPIII Adjustable Rate Income Subaccount
   LMPVPIII Aggressive Growth Subaccount
   LMPVPIII High Income Subaccount
   LMPVPIII International All Cap Growth Subaccount
   LMPVPIII Large Cap Growth Subaccount
   LMPVPIII Large Cap Value Subaccount
   LMPVPIII Mid Cap Core Subaccount
   LMPVPIII Money Market Subaccount
   LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
   LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
   Lord Abbett Growth and Income Subaccount (Class VC)
   Lord Abbett Mid-Cap Value Subaccount (Class VC)
   MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
   MIST BlackRock High Yield Subaccount (Class A)
   MIST BlackRock Large-Cap Core Subaccount (Class A)
   MIST Dreman Small-Cap Value Subaccount (Class A)
   MIST Harris Oakmark International Subaccount (Class A)
   MIST Janus Capital Appreciation Subaccount (Class A)
   MIST Legg Mason Partners Managed Assets Subaccount (Class A)
   MIST Lord Abbett Bond Debenture Subaccount (Class A)
   MIST Lord Abbett Growth and Income Subaccount (Class B)
   MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
   MIST Met/AIM Capital Appreciation Subaccount (Class A)
   MIST Met/AIM Small Cap Growth Subaccount (Class A)
   MIST MFS(R) Value Subaccount (Class A)
   MIST Neuberger Berman Real Estate Subaccount (Class A)
   MIST Pioneer Fund Subaccount (Class A)
   MIST Pioneer Mid-Cap Value Subaccount (Class A)
   MIST Pioneer Strategic Income Subaccount (Class A)
   MIST Third Avenue Small Cap Value Subaccount (Class B)
   MSF BlackRock Aggressive Growth Subaccount (Class D)
   MSF BlackRock Bond Income Subaccount (Class A)
   MSF BlackRock Bond Income Subaccount (Class E)
   MSF BlackRock Money Market Subaccount (Class A)
   MSF Capital Guardian U.S. Equity Subaccount (Class A)
   MSF FI Large Cap Subaccount (Class A)
   MSF FI Value Leaders Subaccount (Class D)
   MSF MetLife Aggressive Allocation Subaccount (Class B)
   MSF MetLife Conservative Allocation Subaccount (Class B)
   MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
   MSF MetLife Moderate Allocation Subaccount (Class B)
   MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)

   MSF MFS(R) Total Return Subaccount (Class F)
   MSF Morgan Stanley EAFE Index Subaccount (Class A)
   MSF Oppenheimer Global Equity Subaccount (Class B)
   MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
   MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
   PIMCO VIT Total Return Subaccount (Administrative Class)
   Putnam VT Discovery Growth Subaccount (Class IB)
   Putnam VT International Equity Subaccount (Class IB)
   Putnam VT Small Cap Value Subaccount (Class IB)
   Van Kampen LIT Comstock Subaccount (Class II)
   Van Kampen LIT Enterprise Subaccount (Class II)
   Van Kampen LIT Strategic Growth Subaccount (Class I)
   VIP Contrafund(R) Subaccount (Service Class 2)
   VIP Contrafund(R) Subaccount (Service Class)
   VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
   VIP Mid Cap Subaccount (Service Class 2)

   The operations of the Subaccounts changed as follows during the years ending December 31, 2006 and 2005:

   For the year ended December 31, 2006:

   Mergers:

   Old Portfolio                                                 New Portfolio
   -------------                                                 -------------

   AIM V.I. Premier Equity Portfolio (a)                         AIM V.I. Core Equity Portfolio (b)
   Capital Appreciation Fund (a)                                 Janus Capital Appreciation Portfolio (b)
   High Yield Bond Trust (a)                                     Western Asset Management High Yield Bond Portfolio (b)
   Managed Assets Trust (a)                                      Managed Assets Portfolio (b)
   Money Market Portfolio (a)                                    BlackRock Money Market Portfolio (b)
   Travelers AIM Capital Appreciation Portfolio (a)              Met/AIM Capital Appreciation Portfolio (b)
   Travelers Convertible Securities Portfolio (a)                Lord Abbett Bond Debenture Portfolio (b)
   Travelers Disciplined Mid Cap Stock Portfolio (a)             Batterymarch Mid-Cap Stock Portfolio (b)
   Travelers Federated High Yield Portfolio (a)                  Federated High Yield Portfolio (b)
   Travelers Federated Stock Portfolio (a)                       Lord Abbett Growth and Income Portfolio (b)
   Travelers Mercury Large-Cap Core Portfolio (a)                Mercury Large-Cap Core Portfolio (b)
   Travelers MFS Value Portfolio (a)                             MFS Value Portfolio (b)
   Travelers Mondrian International Stock Portfolio (a)          Harris Oakmark International Portfolio (b)
   Travelers Pioneer Fund Portfolio (a)                          Pioneer Fund Portfolio (b)
   Travelers Pioneer Mid-Cap Value Portfolio (a)                 Pioneer Mid-Cap Value Portfolio (b)
   Travelers Pioneer Strategic Income Portfolio (a)              Pioneer Strategic Income Portfolio (b)
   Travelers Style Focus: Small Cap Growth Portfolio (a)         Met/AIM Small Cap Growth Portfolio (b)
   Travelers Style Focus: Small Cap Value Portfolio (a)          Dreman Small-Cap Value Portfolio (b)
   Travelers Equity Income Portfolio (a)                         FI Value Leaders Portfolio (b)
   Travelers Large Cap Portfolio (a)                             FI Large Cap Portfolio (b)
   Travelers Managed Allocation: Conservative Portfolio (a)      MetLife Conservative Allocation Portfolio (b)
   Travelers Managed Allocation: Moderate-Conservative           MetLife Conservative to Moderate Allocation Portfolio (b)
    Portfolio (a)
   Travelers Managed Allocation: Moderate Portfolio (a)          MetLife Moderate Allocation Portfolio (b)
   Travelers Managed Allocation: Moderate-Aggressive             MetLife Moderate to Aggressive Allocation Portfolio (b)
    Portfolio (a)
   Travelers Managed Allocation: Aggressive Portfolio (a)        MetLife Aggressive Allocation Portfolio (b)



   Old Portfolio                                                 New Portfolio
   -------------                                                 -------------

   Travelers MFS Mid Cap Growth Portfolio (a)                    BlackRock Aggressive Growth Portfolio (b)
   Travelers MFS Total Return Portfolio (a)                      MFS Total Return Portfolio (b)
   Travelers Strategic Equity Portfolio (a)                      FI Large Cap Portfolio (b)
   Travelers Managed Income Portfolio (a)                        BlackRock Bond Income Portfolio (b)
   Travelers Quality Bond Portfolio (a)                          BlackRock Bond Income Portfolio (b)
   Travelers U.S. Government Securities Portfolio (a)            Western Asset Management U.S. Government Portfolio (b)
   Van Kampen Enterprise Portfolio (a)                           Capital Guardian U.S. Equity Portfolio (b)

   (a)  For the period January 1, 2006 to April 30, 2006

   (b)  For the period May 1, 2006 to December 31, 2006

   Substitutions:

   Old Portfolio                                                 New Portfolio
   -------------                                                 -------------

   Delaware VIP REIT Portfolio (c)                               Neuberger Berman Real Estate Portfolio (d)
   Janus Aspen Balanced Portfolio (c)                            MFS Total Return Portfolio (d)
   AllianceBernstein Growth and Income Portfolio (c)             Lord Abbett Growth and Income Portfolio (d)
   AllianceBernstein Large Cap Growth Portfolio (c)              T.Rowe Price Large Cap Growth Portfolio (d)
   FAM Variable Series Mercury Value Opportunities V.I.          Third Avenue Small Cap Value Portfolio (d)
    Portfolio (c)
   FAM Variable Series Mercury Global Allocation V.I.            Oppenheimer Global Equity Portfolio (d)
    Portfolio (c)
   Templeton Mutual Shares Securities Portfolio (c)              Lord Abbett Growth and Income Portfolio (d)
   Templeton Growth Securities Portfolio (c)                     Oppenheimer Global Equity Portfolio (d)
   Oppenheimer Main Street Portfolio (c)                         Lord Abbett Growth and Income Portfolio (d)
   Lazard Retirement Small Cap Portfolio (e)                     Third Avenue Small Cap Value Portfolio (f)

   (c)  For the period January 1, 2006 to April 30, 2006

   (d)  For the period May 1, 2006 to December 31, 2006

   (e)  For the period January 1, 2006 to November 12, 2006

   (f)  For the period November 13, 2006 to December 31, 2006

   Name Changes:

   Old Name                                                      New Name
   --------                                                      --------

   Greenwich Street Series Fund Appreciation Subaccount          LMPVII Appreciation Subaccount
   Greenwich Street Series Fund Diversified Strategic Income     LMPVPII Diversified Strategic Income Subaccount
    Subaccount
   Smith Barney Equity Index Subaccount                          LMPVPII Equity Index Subaccount
   Salomon Brothers Variable Aggressive Growth Fund              LMPVPII Aggressive Growth Subaccount
   Salomon Brothers Variable Growth & Income Fund                LMPVPII Growth and Income Subaccount
   Smith Barney Fundamental Value Subaccount                     LMPVPII Fundamental Value Subaccount
   Salomon Brothers Variable All Cap Fund                        LMPVPI All Cap Subaccount
   Salomon Brothers Variable Investors Fund                      LMPVPI Investors Subaccount
   Salomon Brothers Variable Large Cap Growth Fund               LMPVPI Large Cap Growth Subaccount
   Salomon Brothers Variable Small Cap Growth Fund               LMPVPI Small Cap Growth Subaccount
   Scudder Small Cap Index Fund                                  DWS Small Cap Index Subaccount
   Smith Barney Dividend Strategy Subaccount                     LMPIS Dividend Strategy Subaccount
   Smith Barney Premier Selections All Cap Growth Subaccount     LMPIS Premier Selections All Cap Growth Subaccount
   Multiple Discipline Subaccount - All Cap Growth and Value     LMPVPIV Multiple Discipline Subaccount - All Cap Growth
    Subaccount                                                    and Value Subaccount


1. BUSINESS  --  (Concluded)


   Old Name                                                      New Name
   --------                                                      --------

   Multiple Discipline Subaccount - Balanced All Cap Growth      LMPVPIV Multiple Discipline Subaccount - Balanced All Cap
    and Value Subaccount                                          Growth and Value Subaccount
   Multiple Discipline Subaccount - Global All Cap Growth and    LMPVPIV Multiple Discipline Subaccount - Global All Cap
    Value Subaccount                                              Growth and Value Subaccount
   Multiple Discipline Subaccount - Large Cap Growth and         LMPVPIV Multiple Discipline Subaccount - Large Cap Growth
    Value Subaccount                                              and Value Subaccount
   SB Adjustable Rate Income Subaccount                          LMPVPIII Adjustable Rate Income Subaccount
   Smith Barney Aggressive Growth Subaccount                     LMPVPIII Aggressive Growth Subaccount
   Smith Barney High Income Subaccount                           LMPVPIII High Income Subaccount
   Smith Barney International All Cap Growth Subaccount          LMPVPIII International All Cap Growth Subaccount
   Smith Barney Large Capitalization Growth Subaccount           LMPVPIII Large Cap Growth Subaccount
   Smith Barney Large Cap Value Subaccount                       LMPVPIII Large Cap Value Subaccount
   Smith Barney Mid Cap Core Subaccount                          LMPVPIII Mid Cap Core Subaccount
   Smith Barney Money Market Subaccount                          LMPVPIII Money Market Subaccount
   Smith Barney Small Cap Growth Opportunities Subaccount        LMPVPV Small Cap Growth Opportunities Subaccount
   Mercury Large-Cap Core Subaccount                             BlackRock Large-Cap Core Subaccount
   Federated High Yield Subaccount                               BlackRock High Yield Subaccount

   For the year ended December 31, 2005:

Effective February 25, 2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund BD IV or shares of Fund BD IV's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Fund BD IV product(s) offered by the Company and the prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund BD IV in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

Security transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of Fund BD IV form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund BD IV. Fund BD IV is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net Assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table A for the Index product and the Annuity 2000 Table for the Portfolio Architect XTRA, Protected Equity Portfolio, Vintage XTRA, and Vintage XTRA (Series II) products. The assumed investment return is 3.0 percent for all products. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

  -  Mortality and Expense Risks assumed by the Company ("M&E")

  -  Administrative fees paid for administrative expenses ("ADM")

  -  Enhanced Stepped-up Provision, if elected by the contract owner
 ("E.S.P.")

  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner ("GMWB")

  - Guaranteed Minimum Accumulations Benefit, if elected by the contract owner ("GMAB")

  -  Principal Protection Fees, if elected by the contract owner ("PP")

Below is a table displaying separate account charges with their associated products offered in Fund BD IV for each funding option. The table displays Standard ("S"), Enhanced ("E"), Annual Step-Up ("SU") and Roll-up ("R") Death Benefit ("Dth Ben") designations.

                                    Dth
   Separate Account Charge (1)      Ben   Product
   ---------------------------      ---   -------

Separate Account Charge 1.40%        S    Index Annuity
                                     S    Portfolio Architect XTRA (notes 2-4)
                                     S    Vintage XTRA (note 2)
Separate Account Charge 1.55%        S    Vintage XTRA (Series II) (note 2)
Separate Account Charge 1.60% (A)    S    Portfolio Architect XTRA (notes 2-4)
                                     S    Vintage XTRA (note 2)
Separate Account Charge 1.60% (B)    E    Index Annuity
                                     E    Portfolio Architect XTRA (notes 2-4)
                                     E    Vintage XTRA (note 2)
Separate Account Charge 1.65%        SU   Vintage XTRA (Series II) (note 2)
                                     S    Portfolio Architect XTRA (notes 2-4)
                                     S    Vintage XTRA (note 2)
Separate Account Charge 1.70%        S    Vintage XTRA (Series II) (note 2)
Separate Account Charge 1.80% (A)    S    Portfolio Architect XTRA (notes 2-4)
                                     S    Vintage XTRA (note 2)
Separate Account Charge 1.80% (B)    E    Portfolio Architect XTRA (notes 2-4)
                                     E    Vintage XTRA (note 2)
                                     S    Vintage XTRA (Series II) (note 2)
                                     SU   Vintage XTRA (Series II) (note 2)
Separate Account Charge 1.85%        R    Vintage XTRA (Series II) (note 2)
                                     S    Portfolio Architect XTRA (notes 2-4)
                                     S    Vintage XTRA (note 2)
                                     E    Portfolio Architect XTRA (notes 2-4)
                                     E    Vintage XTRA (note 2)
Separate Account Charge 1.90%        SU   Vintage XTRA (Series II) (note 2)
                                     S    Portfolio Architect XTRA (notes 2-4)
                                     S    Vintage XTRA (note 2)
Separate Account Charge 1.95%        S    Vintage XTRA (Series II) (note 2)
                                     S    Vintage XTRA (Series II) (note 2)
Separate Account Charge 2.00% (A)    S    Portfolio Architect XTRA (notes 2-4)
                                     S    Vintage XTRA (note 2)
Separate Account Charge 2.00% (B)    E    Portfolio Architect XTRA (notes 2-4)
                                     E    Vintage XTRA (note 2)
                                     R    Vintage XTRA (Series II) (note 2)

                                                                Asset-based Charges
                                    ---------------------------------------------------------------------------
                                                                    Optional Features
                                                  ----------------------------------------------------    Total
   Separate Account Charge (1)       M&E    ADM   E.S.P.   GMWB I   GMWB II   GMWB III   GMAB   PP (5)   Charge
   ---------------------------       ---    ---   ------   ------   -------   --------   ----   ------   ------

Separate Account Charge 1.40%       1.25%  0.15%                                                           1.40%
                                    1.25%  0.15%                                                           1.40%
                                    1.25%  0.15%                                                           1.40%
Separate Account Charge 1.55%       1.40%  0.15%                                                           1.55%
Separate Account Charge 1.60% (A)   1.25%  0.15%   0.20%                                                   1.60%
                                    1.25%  0.15%   0.20%                                                   1.60%
Separate Account Charge 1.60% (B)   1.45%  0.15%                                                           1.60%
                                    1.45%  0.15%                                                           1.60%
                                    1.45%  0.15%                                                           1.60%
Separate Account Charge 1.65%       1.50%  0.15%                                                           1.65%
                                    1.25%  0.15%                                0.25%                      1.65%
                                    1.25%  0.15%                                0.25%                      1.65%
Separate Account Charge 1.70%       1.40%  0.15%   0.15%                                                   1.70%
Separate Account Charge 1.80% (A)   1.25%  0.15%            0.40%                                          1.80%
                                    1.25%  0.15%            0.40%                                          1.80%
Separate Account Charge 1.80% (B)   1.45%  0.15%   0.20%                                                   1.80%
                                    1.45%  0.15%   0.20%                                                   1.80%
                                    1.40%  0.15%                                0.25%                      1.80%
                                    1.50%  0.15%   0.15%                                                   1.80%
Separate Account Charge 1.85%       1.70%  0.15%                                                           1.85%
                                    1.25%  0.15%   0.20%                        0.25%                      1.85%
                                    1.25%  0.15%   0.20%                        0.25%                      1.85%
                                    1.45%  0.15%                                0.25%                      1.85%
                                    1.45%  0.15%                                0.25%                      1.85%
Separate Account Charge 1.90%       1.50%  0.15%                                0.25%                      1.90%
                                    1.25%  0.15%                     0.005                                 1.90%
                                    1.25%  0.15%                     0.005                                 1.90%
Separate Account Charge 1.95%       1.40%  0.15%            0.40%                                          1.95%
                                    1.40%  0.15%   0.15%                        0.25%                      1.95%
Separate Account Charge 2.00% (A)   1.25%  0.15%   0.20%    0.40%                                          2.00%
                                    1.25%  0.15%   0.20%    0.40%                                          2.00%
Separate Account Charge 2.00% (B)   1.45%  0.15%            0.40%                                          2.00%
                                    1.45%  0.15%            0.40%                                          2.00%
                                    1.70%  0.15%   0.15%                                                   2.00%

                                    Dth
   Separate Account Charge (1)      Ben   Product
   ---------------------------      ---   -------

Separate Account Charge 2.05%        S    Vintage XTRA (Series II) (note 2)
                                     S    Vintage XTRA (Series II) (note 2)
                                     SU   Vintage XTRA (Series II) (note 2)
                                     SU   Vintage XTRA (Series II) (note 2)
                                     E    Portfolio Architect XTRA (notes 2-4)
                                     E    Vintage XTRA (note 2)
Separate Account Charge 2.10%        S    Vintage XTRA (Series II) (note 2)
                                     R    Vintage XTRA (Series II) (note 2)
                                     S    Portfolio Architect XTRA (notes 2-4)
                                     S    Vintage XTRA (note 2)
                                     E    Portfolio Architect XTRA (notes 2-4)
                                     E    Vintage XTRA (note 2)
Separate Account Charge 2.15% (B)    SU   Vintage XTRA (Series II) (note 2)
                                     SU   Vintage XTRA (Series II) (note 2)
Separate Account Charge 2.20% (A)    S    Vintage XTRA (Series II) (note 2)
                                     S    Index Annuity
                                     S    Vintage XTRA (Series II) (note 2)
                                     SU   Vintage XTRA (Series II) (note 2)
Separate Account Charge 2.20% (B)    E    Portfolio Architect XTRA (notes 2-4)
                                     E    Vintage XTRA (note 2)
Separate Account Charge 2.25% (A)    R    Vintage XTRA (Series II) (note 2)
                                     S    Index Annuity
Separate Account Charge 2.25% (B)    R    Vintage XTRA (Series II) (note 2)
Separate Account Charge 2.30% (B)    E    Portfolio Architect XTRA (notes 2-4)
                                     E    Vintage XTRA (note 2)
                                     SU   Vintage XTRA (Series II) (note 2)
                                     SU   Vintage XTRA (Series II) (note 2)
Separate Account Charge 2.35% (A)    S    Index Annuity
                                          Protected Equity Portfolio
Separate Account Charge 2.35% (B)    R    Vintage XTRA (Series II) (note 2)
                                     R    Vintage XTRA (Series II) (note 2)
Separate Account Charge 2.40% (A)    S    Index Annuity
                                     R    Vintage XTRA (Series II) (note 2)
Separate Account Charge 2.40% (C)    E    Index Annuity
Separate Account Charge 2.45%        E    Index Annuity
Separate Account Charge 2.50% (A)    R    Vintage XTRA (Series II) (note 2)
                                     S    Index Annuity
Separate Account Charge 2.50% (B)    R    Vintage XTRA (Series II) (note 2)
Separate Account Charge 2.55% (A)    E    Index Annuity
Separate Account Charge 2.55% (B)    S    Index Annuity
Separate Account Charge 2.60%        E    Index Annuity
Separate Account Charge 2.70%        E    Index Annuity
Separate Account Charge 2.75% (A)    E    Index Annuity

                                                                Asset-based Charges
                                    ---------------------------------------------------------------------------
                                                                    Optional Features
                                                  ----------------------------------------------------    Total
   Separate Account Charge (1)       M&E    ADM   E.S.P.   GMWB I   GMWB II   GMWB III   GMAB   PP (5)   Charge
   ---------------------------       ---    ---   ------   ------   -------   --------   ----   ------   ------

Separate Account Charge 2.05%       1.40%  0.15%                      0.50%                               2.05%
                                    1.40%  0.15%                                         0.50%            2.05%
                                    1.50%  0.15%            0.40%                                         2.05%
                                    1.50%  0.15%   0.15%                        0.25%                     2.05%
                                    1.45%  0.15%   0.20%                        0.25%                     2.05%
                                    1.45%  0.15%   0.20%                        0.25%                     2.05%
Separate Account Charge 2.10%       1.40%  0.15%   0.15%    0.40%                                         2.10%
                                    1.70%  0.15%                                0.25%                     2.10%
                                    1.25%  0.15%   0.20%              0.50%                               2.10%
                                    1.25%  0.15%   0.20%              0.50%                               2.10%
                                    1.45%  0.15%                      0.50%                               2.10%
                                    1.45%  0.15%                      0.50%                               2.10%
Separate Account Charge 2.15% (B)   1.50%  0.15%                      0.50%                               2.15%
                                    1.50%  0.15%                                         0.50%            2.15%
Separate Account Charge 2.20% (A)   1.40%  0.15%   0.15%              0.50%                               2.20%
                                    1.25%  0.15%                                                 0.80%    2.20%
                                    1.40%  0.15%   0.15%                                 0.50%            2.20%
                                    1.50%  0.15%   0.15%    0.40%                                         2.20%
Separate Account Charge 2.20% (B)   1.45%  0.15%   0.20%    0.40%                                         2.20%
                                    1.45%  0.15%   0.20%    0.40%                                         2.20%
Separate Account Charge 2.25% (A)   1.70%  0.15%   0.15%                        0.25%                     2.25%
                                    1.25%  0.15%                                                 0.85%    2.25%
Separate Account Charge 2.25% (B)   1.70%  0.15%            0.40%                                         2.25%
Separate Account Charge 2.30% (B)   1.45%  0.15%   0.20%              0.50%                               2.30%
                                    1.45%  0.15%   0.20%              0.50%                               2.30%
                                    1.50%  0.15%   0.15%              0.50%                               2.30%
                                    1.50%  0.15%   0.15%                                 0.50%            2.30%
Separate Account Charge 2.35% (A)   1.25%  0.15%                                                 0.95%    2.35%
                                    1.25%  0.15%                                                 0.95%    2.35%
Separate Account Charge 2.35% (B)   1.70%  0.15%                                         0.50%            2.35%
                                    1.70%  0.15%                      0.50%                               2.35%
Separate Account Charge 2.40% (A)   1.25%  0.15%                                                 1.00%    2.40%
                                    1.70%  0.15%   0.15%    0.40%                                         2.40%
Separate Account Charge 2.40% (C)   1.45%  0.15%                                                 0.80%    2.40%
Separate Account Charge 2.45%       1.45%  0.15%                                                 0.85%    2.45%
Separate Account Charge 2.50% (A)   1.70%  0.15%   0.15%              0.50%                               2.50%
                                    1.25%  0.15%                                                 1.10%    2.50%
Separate Account Charge 2.50% (B)   1.70%  0.15%   0.15%                                 0.50%            2.50%
Separate Account Charge 2.55% (A)   1.45%  0.15%                                                 0.95%    2.55%
Separate Account Charge 2.55% (B)   1.25%  0.15%                                                 1.15%    2.55%
Separate Account Charge 2.60%       1.45%  0.15%                                                 1.00%    2.60%
Separate Account Charge 2.70%       1.45%  0.15%                                                 1.10%    2.70%
Separate Account Charge 2.75% (A)   1.45%  0.15%                                                 1.15%    2.75%

3. CONTRACT CHARGES  --  (Concluded)

                                    Dth
   Separate Account Charge (1)      Ben   Product
   ---------------------------      ---   -------

Separate Account Charge 2.75% (B)    S    Index Annuity
Separate Account Charge 2.85%        S    Index Annuity
Separate Account Charge 2.90%        S    Index Annuity
Separate Account Charge 2.90%             Protected Equity Portfolio
Separate Account Charge 2.95%        E    Index Annuity
Separate Account Charge 3.05% (A)    E    Index Annuity
Separate Account Charge 3.05% (B)    S    Index Annuity
Separate Account Charge 3.10%        E    Index Annuity
Separate Account Charge 3.20%        S    Index Annuity
Separate Account Charge 3.25%        E    Index Annuity
Separate Account Charge 3.30%        S    Index Annuity
Separate Account Charge 3.40% (A)    S    Index Annuity
Separate Account Charge 3.40% (B)    E    Index Annuity
Separate Account Charge 3.50% (A)    E    Index Annuity
Separate Account Charge 3.50% (B)         Protected Equity Portfolio
Separate Account Charge 3.60%        E    Index Annuity

                                                                Asset-based Charges
                                    ---------------------------------------------------------------------------
                                                                    Optional Features
                                                  ----------------------------------------------------    Total
   Separate Account Charge (1)       M&E    ADM   E.S.P.   GMWB I   GMWB II   GMWB III   GMAB   PP (5)   Charge
   ---------------------------       ---    ---   ------   ------   -------   --------   ----   ------   ------

Separate Account Charge 2.75% (B)   1.25%  0.15%                                                 1.35%    2.75%
Separate Account Charge 2.85%       1.25%  0.15%                                                 1.45%    2.85%
Separate Account Charge 2.90%       1.25%  0.15%                                                 1.50%    2.90%
Separate Account Charge 2.90%       1.25%  0.15%                                                 1.50%    2.90%
Separate Account Charge 2.95%       1.45%  0.15%                                                 1.35%    2.95%
Separate Account Charge 3.05% (A)   1.45%  0.15%                                                 1.45%    3.05%
Separate Account Charge 3.05% (B)   1.25%  0.15%                                                 1.65%    3.05%
Separate Account Charge 3.10%       1.45%  0.15%                                                 1.50%    3.10%
Separate Account Charge 3.20%       1.25%  0.15%                                                 1.80%    3.20%
Separate Account Charge 3.25%       1.45%  0.15%                                                 1.65%    3.25%
Separate Account Charge 3.30%       1.25%  0.15%                                                 1.90%    3.30%
Separate Account Charge 3.40% (A)   1.25%  0.15%                                                 2.00%    3.40%
Separate Account Charge 3.40% (B)   1.45%  0.15%                                                 1.80%    3.40%
Separate Account Charge 3.50% (A)   1.45%  0.15%                                                 1.90%    3.50%
Separate Account Charge 3.50% (B)   1.25%  0.15%                                                 2.10%    3.50%
Separate Account Charge 3.60%       1.45%  0.15%                                                 2.00%    3.60%

-------

(1) Certain accumulation and annuity unit values may not be available through certain subaccounts.

(2) An amount equal to the underlying fund expenses that are in excess of 0.90% is being waived for the Harris Oakmark International Subaccount (Class A) of the Met Investors Series Trust.

(3) An amount equal to the underlying fund expenses that are in excess of 0.59% is being waived for the Lord Abbett Growth and Income Subaccount (Class B) of the Met Investors Series Trust.

(4) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.

(5) The Index Annuity product offered an optional feature, Principal Protection Guarantee, for an annual Principal Protection Fee of up to 2.00% (deducted daily from the Contract value). If this was selected, and money is withdrawn prior to the maturity date, there is no refund of the charge and the Company may deduct an additional Principal Protection Cancellation Charge of up to 4%. The Protected Equity Portfolio product includes the Principal Protection Benefit (not optional). The asset-based charges include an annual Principal Protection Fee of up to 2.50% (deducted daily from the Contract value). The charge is set periodically and locks in at the Contract purchase.

3. CONTRACT CHARGES  --  (Concluded)

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to the Company to cover contract administrative charges as follows:


Product                      Administrative Charge
Portfolio Architect XTRA     $40 for contract values less than $100,000
Vintage XTRA                 $40 for contract values less than $100,000
Vintage XTRA (Series II)     $40 for contract values less than $100,000
Index Annuity                $30 for contract values less than $50,000
Protected Equity Portfolio   $30 for contract values less than $50,000

No sales charges are deducted from participant purchase payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the purchase payments and any associated purchase payment credits are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The charges for withdrawals in the accumulation and annuity phases are assessed through the redemption of units and listed directly below.


Product                      Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
Portfolio Architect XTRA     Maximum percentage is 8% decreasing to 0% after nine full years
Vintage XTRA                 Maximum percentage is 8% decreasing to 0% after nine full years
Vintage XTRA (Series II)     Maximum percentage is 8% decreasing to 0% after nine full years
Index Annuity                Maximum percentage is 6% decreasing to 0% after eight full years
Protected Equity Portfolio   Maximum percentage is 9% decreasing to 0% after ten full years

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                          As of and for the period ended December 31, 2006
                                                                        ----------------------------------------------------
                                                                         No. of        Market        Cost of      Proceeds
                                                                         Shares        Value        Purchases    from Sales
INVESTMENTS                                                              ------        -----        ---------    ----------

AIM Variable Insurance Funds (0.1%)
   AIM V.I. Core Equity Subaccount (Series I) (Cost $2,085,422)            83,149   $  2,263,316   $ 2,353,294   $   259,850
   AIM V.I. Premier Equity Subaccount (Series I) (Cost $0)                     --             --        33,133     2,333,969
                                                                        ---------   ------------   -----------   -----------
     Total (Cost $2,085,422)                                               83,149   $  2,263,316   $ 2,386,427   $ 2,593,819
                                                                        =========   ============   ===========   ===========
AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
   AllianceBernstein Growth and Income Subaccount (Class B) (Cost $0)          --   $         --   $   113,811   $ 3,199,808
   AllianceBernstein Large-Cap Growth Subaccount (Class B) (Cost $0)           --             --       168,247    23,951,996
                                                                        ---------   ------------   -----------   -----------
     Total (Cost $0)                                                           --   $         --   $   282,058   $27,151,804
                                                                        =========   ============   ===========   ===========
American Funds Insurance Series (16.2%)
   American Funds Global Growth Subaccount (Class 2) (Cost
    $54,973,489)                                                        3,221,852   $ 75,036,934   $ 5,607,912   $ 4,978,042
   American Funds Growth Subaccount (Class 2) (Cost $123,024,531)       2,262,991    145,012,477     7,383,802    11,329,315
   American Funds Growth-Income Subaccount (Class 2) (Cost
    $108,070,710)                                                       3,320,593    140,095,808     8,883,320    10,316,048
                                                                        ---------   ------------   -----------   -----------
     Total (Cost $286,068,730)                                          8,805,436   $360,145,219   $21,875,034   $26,623,405
                                                                        =========   ============   ===========   ===========
Capital Appreciation Fund (0.0%)
   Capital Appreciation Subaccount
     Total (Cost $0)                                                           --   $         --   $   640,328   $ 8,576,621
                                                                        =========   ============   ===========   ===========
Credit Suisse Trust (0.1%)
   Credit Suisse Trust Emerging Markets Subaccount
     Total (Cost $769,036)                                                 63,642   $  1,390,583   $   268,492   $   284,577
                                                                        =========   ============   ===========   ===========
Delaware VIP Trust (0.0%)
   Delaware VIP REIT Subaccount
    (Standard Class)
     Total (Cost $0)                                                           --   $         --   $   900,250   $ 6,614,880
                                                                        =========   ============   ===========   ===========
Dreyfus Variable Investment Fund (0.3%)
   Dreyfus VIF Appreciation Subaccount
    (Initial Shares) (Cost $1,139,407)                                     35,059   $  1,491,740   $    56,326   $   328,904
   Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (Cost
    $3,929,376)                                                           101,108      4,249,573       452,044       930,642
                                                                        ---------   ------------   -----------   -----------
     Total (Cost $5,068,783)                                              136,167   $  5,741,313   $   508,370   $ 1,259,546
                                                                        =========   ============   ===========   ===========
DWS Investments VIT Funds (0.3%)
   DWS VIT Small Cap Index Subaccount (Class A)
     Total (Cost $4,215,292)                                              375,689   $  6,056,109   $   524,078   $ 1,825,640
                                                                        =========   ============   ===========   ===========
FAM Variable Series Funds, Inc. (0.0%)
   FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (Cost
    $0)                                                                        --   $         --   $   314,203   $ 1,000,037
   FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
    (Cost $0)                                                                  --             --       791,035     1,979,889
                                                                        ---------   ------------   -----------   -----------
     Total (Cost $0)                                                           --   $         --   $ 1,105,238   $ 2,979,926
                                                                        =========   ============   ===========   ===========

                                                                          As of and for the period ended December 31, 2006
                                                                                           --  (Continued)
                                                                         ---------------------------------------------------
                                                                          No. of       Market        Cost of      Proceeds
                                                                          Shares        Value       Purchases    from Sales
INVESTMENTS                                                               ------        -----       ---------    ----------

Franklin Templeton Variable Insurance Products Trust (2.6%)
   FTVIPT Franklin Income Securities Subaccount (Class 2) (Cost
    $4,756,917)                                                            297,865   $ 5,170,941   $ 3,351,119   $   628,150
   FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class
    2) (Cost $8,661,738)                                                   413,341     9,147,227        99,119     1,886,931
   FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)               --            --     1,918,397    13,203,459
   FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)
    (Cost $8,248,478)                                                      833,325    11,491,555     5,035,938     2,700,878
   FTVIPT Templeton Foreign Securities Subaccount (Class 2) (Cost
    $21,974,737)                                                         1,671,323    31,287,169     5,059,608     2,570,982
   FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)            --            --       523,591     5,459,091
                                                                         ---------   -----------   -----------   -----------
     Total (Cost $43,641,870)                                            3,215,854   $57,096,892   $15,987,772   $26,449,491
                                                                         =========   ===========   ===========   ===========
High Yield Bond Trust (0.0%)
   High Yield Bond Subaccount
     Total (Cost $0)                                                            --   $        --   $    32,978   $   362,432
                                                                         =========   ===========   ===========   ===========
Janus Aspen Series (0.5%)
   Janus Aspen Balanced Subaccount
    (Service Shares) (Cost $0)                                                  --   $        --   $     8,681   $ 4,876,497
   Janus Aspen Global Life Sciences Subaccount (Service Shares) (Cost
    $1,260,890)                                                            156,841     1,474,306        36,415       337,050
   Janus Aspen Global Technology Subaccount (Service Shares) (Cost
    $1,332,000)                                                            219,224       936,085        16,123       171,137
   Janus Aspen Mid Cap Growth Subaccount (Service Shares) (Cost
    $4,667,346)                                                            199,082     6,408,460       574,862     1,527,033
   Janus Aspen Worldwide Growth Subaccount (Service Shares) (Cost
    $2,224,486)                                                             85,117     2,741,628       154,986       521,987
                                                                         ---------   -----------   -----------   -----------
     Total (Cost $9,484,722)                                               660,264   $11,560,479   $   791,067   $ 7,433,704
                                                                         =========   ===========   ===========   ===========
Lazard Retirement Series, Inc. (0.0%)
   Lazard Retirement Small Cap Subaccount
     Total (Cost $0)                                                            --   $        --   $   690,938   $ 4,825,046
                                                                         =========   ===========   ===========   ===========
Legg Mason Partners Investment Series (0.1%)
   LMPIS Dividend Strategy Subaccount (Cost $1,128,831)                    131,113   $ 1,316,370   $   147,899   $   466,478
   LMPIS Premier Selections All Cap Growth Subaccount (Cost
    $1,212,509)                                                            109,863     1,469,973        97,379       258,812
                                                                         ---------   -----------   -----------   -----------
     Total (Cost $2,341,340)                                               240,976   $ 2,786,343   $   245,278   $   725,290
                                                                         =========   ===========   ===========   ===========
Legg Mason Partners Variable Portfolios V (0.1%)
   LMPVPV Small Cap Growth Opportunities Subaccount
     Total (Cost $2,430,371)                                               243,644   $ 2,784,850   $   445,805   $   943,868
                                                                         =========   ===========   ===========   ===========

                                                                       As of and for the period ended December 31, 2006  --
                                                                                           (Continued)
                                                                      ------------------------------------------------------
                                                                        No. of        Market        Cost of       Proceeds
                                                                        Shares        Value        Purchases     from Sales
INVESTMENTS                                                             ------        -----        ---------     ----------

Legg Mason Partners Variable Portfolios I, Inc. (2.1%)
   LMPVPI All Cap Subaccount (Class I) (Cost $19,677,139)              1,314,835   $ 25,665,571   $ 1,525,341   $  4,103,223
   LMPVPI Investors Subaccount (Class I) (Cost $10,000,143)              782,007     12,942,213       712,427      3,265,144
   LMPVPI Large Cap Growth Subaccount (Class I) (Cost $541,717)           49,355        633,723       103,023        416,392
   LMPVPI Small Cap Growth Subaccount (Class I) (Cost $6,613,216)        525,950      7,710,433     1,166,414      1,823,081
                                                                      ----------   ------------   -----------   ------------
     Total (Cost $36,832,215)                                          2,672,147   $ 46,951,940   $ 3,507,205   $  9,607,840
                                                                      ==========   ============   ===========   ============
Legg Mason Partners Variable Portfolios II (43.3%)
   LMPVPII Aggressive Growth Subaccount (Class I) (Cost $687,567)         36,579   $    947,771   $    59,623   $    560,201
   LMPVPII Appreciation Subaccount (Cost $22,423,973)                  1,045,120     27,956,966     1,812,073      3,293,852
   LMPVPII Diversified Strategic Income Subaccount (Cost
    $15,766,335)                                                       1,684,594     15,043,420       998,655      2,475,366
   LMPVPII Equity Index Subaccount (Class I) (Cost $714,977,096)      24,841,399    847,091,703    23,894,623    150,625,798
   LMPVPII Equity Index Subaccount (Class II) (Cost $21,276,668)         732,670     25,006,029     1,220,974      3,482,245
   LMPVPII Fundamental Value Subaccount (Cost $38,318,048)             1,955,161     44,558,123     2,970,855      7,966,179
   LMPVPII Growth and Income Subaccount (Class I) (Cost $547,062)        132,245        745,861        26,221        110,585
                                                                      ----------   ------------   -----------   ------------
     Total (Cost $813,996,749)                                        30,427,768   $961,349,873   $30,983,024   $168,514,226
                                                                      ==========   ============   ===========   ============
Legg Mason Partners Variable
 Portfolios III, Inc. (9.2%)
   LMPVPIII Adjustable Rate Income Subaccount (Cost $3,882,152)          385,772   $  3,811,431   $   841,189   $    866,628
   LMPVPIII Aggressive Growth Subaccount (Cost $55,412,284)            4,374,867     70,697,849     1,790,661     12,042,703
   LMPVPIII High Income Subaccount (Cost $21,120,205)                  2,778,182     20,308,509     2,205,325      3,431,922
   LMPVPIII International All Cap Growth Subaccount (Cost
    $3,729,592)                                                          350,911      6,063,750       376,777        846,675
   LMPVPIII Large Cap Growth Subaccount (Cost $32,176,728)             2,205,566     34,781,781       508,351      5,550,082
   LMPVPIII Large Cap Value Subaccount (Cost $15,512,635)                819,246     17,785,829       780,174      2,389,390
   LMPVPIII Mid Cap Core Subaccount (Cost $16,723,232)                 1,293,093     18,530,016     2,465,885      3,875,344
   LMPVPIII Money Market Subaccount (Cost $31,772,171)                31,772,171     31,772,171    15,973,079     10,636,079
                                                                      ----------   ------------   -----------   ------------
     Total (Cost $180,328,999)                                        43,979,808   $203,751,336   $24,941,441   $ 39,638,823
                                                                      ==========   ============   ===========   ============

                                                                           As of and for the period ended December 31, 2006
                                                                                           --  (Continued)
                                                                          --------------------------------------------------
                                                                           No. of       Market       Cost of      Proceeds
                                                                           Shares        Value      Purchases    from Sales
INVESTMENTS                                                                ------        -----      ---------    ----------

Legg Mason Partners Variable Portfolios IV (3.4%)
   LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
    (Cost $27,891,566)                                                    2,054,124   $33,728,723   $2,869,729   $ 6,536,640
   LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and
    Value (Cost $25,083,599)                                              2,007,240    28,522,879    3,139,162     3,542,374
   LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and
    Value (Cost $7,674,595)                                                 527,601     9,470,439    1,061,301     1,638,982
   LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
    (Cost $3,493,136)                                                       257,652     4,096,671      392,158       515,040
                                                                          ---------   -----------   ----------   -----------
     Total (Cost $64,142,896)                                             4,846,617   $75,818,712   $7,462,350   $12,233,036
                                                                          =========   ===========   ==========   ===========
Lord Abbett Series Fund, Inc. (0.9%)
   Lord Abbett Growth and Income Subaccount (Class VC) (Cost
    $8,089,124)                                                             312,895   $ 9,180,344   $1,658,070   $   646,681
   Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $10,512,353)       545,689    11,885,109    1,546,998     1,938,525
                                                                          ---------   -----------   ----------   -----------
     Total (Cost $18,601,477)                                               858,584   $21,065,453   $3,205,068   $ 2,585,206
                                                                          =========   ===========   ==========   ===========
Managed Assets Trust (0.0%)
   Managed Assets Subaccount
     Total (Cost $0)                                                             --   $        --   $    6,249   $   122,356
                                                                          =========   ===========   ==========   ===========

                                                                           As of and for the period ended December 31, 2006
                                                                                           --  (Continued)
                                                                          --------------------------------------------------
                                                                           No. of       Market        Cost of      Proceeds
                                                                           Shares        Value       Purchases    from Sales
INVESTMENTS                                                                ------        -----       ---------    ----------

Met Investors Series Trust (3.6%)
   MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (Cost
    $2,611,689)                                                             129,724   $ 2,520,536   $ 3,314,840   $  660,245
   MIST BlackRock High Yield Subaccount (Class A) (Cost $2,114,191)         252,275     2,250,289     2,398,196      290,054
   MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost $7,457,352)     712,807     7,983,443     8,283,621      808,643
   MIST Dreman Small-Cap Value Subaccount (Class A) (Cost $664,696)          52,548       723,579       911,304      248,390
   MIST Harris Oakmark International Subaccount (Class A) (Cost
    $8,024,702)                                                             467,472     8,895,991     8,866,308      826,788
   MIST Janus Capital Appreciation Subaccount (Class A) (Cost
    $6,371,626)                                                              85,031     6,601,822     8,043,015    1,614,235
   MIST Legg Mason Partners Managed Assets Subaccount (Class A)
    (Cost $231,129)                                                          13,524       244,381       240,287        9,471
   MIST Lord Abbett Bond Debenture Subaccount (Class A) (Cost
    $3,060,359)                                                             259,098     3,241,313     3,543,839      487,301
   MIST Lord Abbett Growth and Income Subaccount (Class B) (Cost
    $16,005,384)                                                            595,355    17,384,361    17,804,354    1,804,491
   MIST Lord Abbett Mid-Cap Value Subaccount (Class B) (Cost $570,298)       27,458       619,463       645,355       80,677
   MIST Met/AIM Capital Appreciation Subaccount (Class A) (Cost
    $1,854,101)                                                             152,865     1,655,530     2,424,366      536,180
   MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $159,063)        12,202       165,090       180,126       20,506
   MIST MFS Value Subaccount (Class A) (Cost $5,942,158)                    436,464     6,215,241     6,378,876      444,300
   MIST Neuberger Berman Real Estate Subaccount (Class A) (Cost
    $7,270,611)                                                             481,205     8,724,247     7,910,257      699,531
   MIST Pioneer Fund Subaccount (Class A) (Cost $595,954)                    43,459       635,806       722,321      130,396
   MIST Pioneer Mid-Cap Value Subaccount (Class A) (Cost $204,241)           18,102       216,134       217,303       13,001
   MIST Pioneer Strategic Income Subaccount (Class A) (Cost $6,386,444)     671,939     6,356,540     6,906,487      526,387
   MIST Third Avenue Small Cap Value Subaccount (Class B) (Cost
    $6,228,321)                                                             368,044     6,411,319     6,775,125      548,395
                                                                          ---------   -----------   -----------   ----------
     Total (Cost $75,752,319)                                             4,779,572   $80,845,085   $85,565,980   $9,748,991
                                                                          =========   ===========   ===========   ==========

                                                                       As of and for the period ended December 31, 2006  --
                                                                                            (Continued)
                                                                       -----------------------------------------------------
                                                                        No. of        Market        Cost of       Proceeds
                                                                        Shares        Value        Purchases     from Sales
INVESTMENTS                                                             ------        -----        ---------     ----------

Metropolitan Series Fund, Inc. (10.3%)
   MSF BlackRock Aggressive Growth Subaccount (Class D)
    (Cost $9,782,851)                                                    405,891   $  9,660,213   $ 11,651,411   $ 1,747,973
   MSF BlackRock Bond Income Subaccount (Class A) (Cost $5,054,632)       48,828      5,303,178      5,665,955       626,067
   MSF BlackRock Bond Income Subaccount (Class E) (Cost $17,798,606)     172,788     18,642,088     20,818,085     3,105,445
   MSF BlackRock Money Market Subaccount (Class A)
    (Cost $20,883,954)                                                   208,840     20,883,953     40,294,369    19,410,416
   MSF Capital Guardian U.S. Equity Subaccount (Class A)
    (Cost $3,508,674)                                                    274,196      3,646,809      3,923,007       411,968
   MSF FI Large Cap Subaccount (Class A) (Cost $23,056,626)            1,562,762     23,628,965     26,455,467     3,222,664
   MSF FI Value Leaders Subaccount (Class D) (Cost $23,166,866)          115,551     24,028,922     25,727,275     2,507,943
   MSF MetLife Aggressive Allocation Subaccount (Class B)
    (Cost $1,022,378)                                                     88,861      1,087,663      1,246,664       219,863
   MSF MetLife Conservative Allocation Subaccount (Class B)
    (Cost $1,190,243)                                                    117,201      1,235,297      1,315,371       126,595
   MSF MetLife Conservative to Moderate Allocation Subaccount (Class
    B) (Cost $1,482,278)                                                 142,394      1,569,186      1,564,265        81,794
   MSF MetLife Moderate Allocation Subaccount (Class B)
    (Cost $4,184,528)                                                    386,077      4,432,165      5,048,384       849,052
   MSF MetLife Moderate to Aggressive Allocation Subaccount (Class
    B) (Cost $3,623,488)                                                 328,662      3,924,226      4,109,904       472,110
   MSF MFS Total Return Subaccount (Class F) (Cost $75,835,200)          527,334     81,931,864     82,288,256     6,572,361
   MSF Morgan Stanley EAFE Index Subaccount (Class A) (Cost $71,252)       4,974         79,578         71,605           379
   MSF Oppenheimer Global Equity Subaccount (Class B)
    (Cost $6,503,047)                                                    415,473      6,979,940      7,206,150       670,395
   MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
    (Cost $19,910,381)                                                 1,419,719     21,565,527     23,112,180     3,196,944
   MSF Western Asset Management High Yield Bond Subaccount (Class A)
    (Cost $168,958)                                                       17,437        179,773        391,713       221,074
   MSF Western Asset Management U.S. Government Subaccount (Class A)
    (Cost $53,772)                                                         4,561         56,103        129,763        77,636
                                                                       ---------   ------------   ------------   -----------
     Total (Cost $217,297,734)                                         6,241,549   $228,835,450   $261,019,824   $43,520,679
                                                                       =========   ============   ============   ===========

                                                                           As of and for the period ended December 31, 2006
                                                                                           --  (Continued)
                                                                          --------------------------------------------------
                                                                           No. of       Market       Cost of      Proceeds
                                                                           Shares        Value      Purchases    from Sales
INVESTMENTS                                                                ------        -----      ---------    ----------

Money Market Portfolio (0.0%)
   Money Market Subaccount
     Total (Cost $0)                                                             --   $        --   $7,560,035   $20,013,319
                                                                          =========   ===========   ==========   ===========
Oppenheimer Variable Account Funds (0.0%)
   Oppenheimer Main Street/VA Subaccount (Service Shares)
     Total (Cost $0)                                                             --   $        --   $    2,992   $   107,259
                                                                          =========   ===========   ==========   ===========
PIMCO Variable Insurance Trust (2.6%)
   PIMCO VIT Real Return Subaccount (Administrative Class) (Cost
    $7,493,447)                                                             593,497   $ 7,080,421   $1,824,337   $ 1,485,492
   PIMCO VIT Total Return Subaccount (Administrative Class) (Cost
    $50,364,902)                                                          4,931,350    49,905,260    5,798,709     7,039,865
                                                                          ---------   -----------   ----------   -----------
     Total (Cost $57,858,349)                                             5,524,847   $56,985,681   $7,623,046   $ 8,525,357
                                                                          =========   ===========   ==========   ===========
Putnam Variable Trust (0.9%)
   Putnam VT Discovery Growth Subaccount (Class IB) (Cost $296,661)          66,002   $   390,731   $   38,189   $    21,048
   Putnam VT International Equity Subaccount (Class IB) (Cost
    $4,030,343)                                                             306,969     6,335,844    1,462,731       944,724
   Putnam VT Small Cap Value Subaccount (Class IB) (Cost $9,184,096)        503,588    12,222,080    2,084,940     2,577,864
                                                                          ---------   -----------   ----------   -----------
     Total (Cost $13,511,100)                                               876,559   $18,948,655   $3,585,860   $ 3,543,636
                                                                          =========   ===========   ==========   ===========

                                                                               As of and for the period ended December 31,
                                                                                          2006  --  (Continued)
                                                                             -----------------------------------------------
                                                                             No. of    Market      Cost of        Proceeds
                                                                             Shares    Value      Purchases      from Sales
INVESTMENTS                                                                  ------    -----      ---------      ----------

The Travelers Series Trust (0.0%)
   Travelers AIM Capital Appreciation Subaccount (Cost $0)                     --       $ --     $    42,511    $  2,152,958
   Travelers Convertible Securities Subaccount (Cost $0)                       --         --         106,217       3,741,613
   Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                    --         --         539,650       3,338,197
   Travelers Equity Income Subaccount (Cost $0)                                --         --       3,259,099      26,850,451
   Travelers Federated High Yield Subaccount (Cost $0)                         --         --         187,028       2,574,862
   Travelers Federated Stock Subaccount (Cost $0)                              --         --         140,064       1,064,774
   Travelers Large Cap Subaccount (Cost $0)                                    --         --         593,673       9,326,431
   Travelers Managed Allocation Series: Aggressive Subaccount (Cost $0)        --         --         767,509         783,860
   Travelers Managed Allocation Series: Conservative Subaccount (Cost $0)      --         --         521,900       1,322,655
   Travelers Managed Allocation Series: Moderate Subaccount (Cost $0)          --         --       2,060,464       3,197,570
   Travelers Managed Allocation Series: Moderate-Aggressive Subaccount
    (Cost $0)                                                                  --         --         715,584       2,810,618
   Travelers Managed Allocation Series: Moderate-Conservative Subaccount
    (Cost $0)                                                                  --         --         457,325       1,482,745
   Travelers Managed Income Subaccount (Cost $0)                               --         --         534,895      20,582,393
   Travelers Mercury Large Cap Core Subaccount (Cost $0)                       --         --         488,233       8,228,447
   Travelers MFS Mid Cap Growth Subaccount (Cost $0)                           --         --         783,056      12,200,814
   Travelers MFS Total Return Subaccount (Cost $0)                             --         --       2,368,517      80,767,747
   Travelers MFS Value Subaccount (Cost $0)                                    --         --         699,797       3,750,953
   Travelers Mondrian International Stock Subaccount (Cost $0)                 --         --         865,874       7,712,956
   Travelers Pioneer Fund Subaccount (Cost $0)                                 --         --          14,543         693,677
   Travelers Pioneer Mid Cap Value Subaccount (Cost $0)                        --         --          30,115         142,112
   Travelers Pioneer Strategic Income Subaccount (Cost $0)                     --         --         409,287       5,861,074
   Travelers Quality Bond Subaccount (Cost $0)                                 --         --         350,065       5,834,162
   Travelers Strategic Equity Subaccount (Cost $0)                             --         --         802,908      18,549,748
   Travelers Style Focus Series: Small Cap Growth Subaccount (Cost $0)         --         --          60,019          85,600
   Travelers Style Focus Series: Small Cap Value Subaccount (Cost $0)          --         --          69,425         125,721
   Travelers U.S. Government Securities Subaccount (Cost $0)                   --         --          38,153          77,481
   Travelers Van Kampen Enterprise Subaccount (Cost $0)                        --         --         108,381       4,025,395
                                                                              ---       ----     -----------    ------------
     Total (Cost $0)                                                           --       $ --     $17,014,292    $227,285,014
                                                                              ===       ====     ===========    ============

4. STATEMENT OF INVESTMENTS  --  (Concluded)

                                                                       As of and for the period ended December 31, 2006  --
                                                                                            (Concluded)
                                                                       -----------------------------------------------------
                                                                        No. of        Market         Cost of       Proceeds
                                                                        Shares         Value        Purchases     from Sales
INVESTMENTS                                                             ------         -----        ---------     ----------

Van Kampen Life Investment Trust (0.8%)
   Van Kampen LIT Comstock Subaccount (Class II)
    (Cost $3,143,195)                                                    283,271    $ 4,164,078    $   473,892    $  926,051
   Van Kampen LIT Enterprise Subaccount (Class II)
    (Cost $257,413)                                                       20,502        319,008          2,316       164,670
   Van Kampen LIT Strategic Growth Subaccount (Class I) (Cost
    $20,622,657)                                                         491,813     14,169,137        175,227     2,645,642
                                                                       ---------    -----------    -----------    ----------
     Total (Cost $24,023,265)                                            795,586    $18,652,223    $   651,435    $3,736,363
                                                                       =========    ===========    ===========    ==========
Variable Insurance Products Fund (2.6%)
   VIP Contrafund(R) Subaccount (Service Class 2)
    (Cost $6,252,135)                                                    261,847    $ 8,146,056    $ 1,338,656    $1,569,107
   VIP Contrafund(R) Subaccount (Service Class)
    (Cost $24,159,511)                                                   943,628     29,611,048      5,891,800     3,295,409
   VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
    (Cost $228,900)                                                       31,598        299,545          9,767        41,223
   VIP Mid Cap Subaccount (Service Class 2) (Cost $14,186,089)           549,869     18,833,000      5,323,213     3,379,086
                                                                       ---------    -----------    -----------    ----------
     Total (Cost $44,826,635)                                          1,786,942    $56,889,649    $12,563,436    $8,284,825
                                                                       =========    ===========    ===========    ==========

5. FINANCIAL HIGHLIGHTS

                                                Year               Unit Value       Net     Investment(1)   Expense Ratio(2)
                                               Ended     Units      Lowest to     Assets       Income          Lowest to
                                               Dec 31   (000s)     Highest ($)    ($000s)     Ratio (%)       Highest (%)
                                               ------   ------     -----------    -------     ---------       -----------

AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount
   (Series I)                                   2006      2,095   1.076 - 1.081     2,263       0.55          1.40 - 2.20
 AIM V.I. Premier Equity Subaccount (Series
   I)                                           2006         --   0.840 - 1.339        --       1.05          1.40 - 2.20
                                                2005      2,702   0.801 - 1.276     2,202       0.83          1.40 - 2.20
                                                2004      2,929   0.772 - 1.229     2,297       0.45          1.40 - 2.20
                                                2003      3,335   0.743 - 1.183     2,512       0.31          1.40 - 2.20
                                                2002      3,223   0.605 - 0.609     1,958       0.42          1.40 - 1.80
AllianceBernstein Variable Products
 Series Fund, Inc.
 AllianceBernstein Growth and Income
   Subaccount (Class B)                         2006         --   1.148 - 1.462        --         --          1.40 - 2.50
                                                2005      2,459   1.102 - 1.399     2,940       1.30          1.40 - 2.50
                                                2004      2,034   1.115 - 1.362     2,360       0.73          1.40 - 2.25
                                                2003      1,867   1.020 - 1.247     1,968       0.78          1.40 - 2.20
                                                2002        692   0.786 - 0.788       545       0.33          1.40 - 1.80
 AllianceBernstein Large-Cap Growth
   Subaccount (Class B)                         2006         --   0.722 - 1.345        --         --          1.40 - 2.20
                                                2005     31,173   0.740 - 1.378    23,770         --          1.40 - 2.20
                                                2004     37,590   0.656 - 1.222    25,268         --          1.40 - 2.20
                                                2003     44,034   0.616 - 1.148    27,631         --          1.40 - 2.20
                                                2002     50,026   0.509 - 0.514    25,611         --          1.40 - 1.80
American Funds Insurance Series
 American Funds Global Growth Subaccount
   (Class 2)                                    2006     50,190   1.324 - 1.932    75,030       0.86          1.40 - 2.50
                                                2005     49,415   1.120 - 1.634    62,278       0.68          1.40 - 2.50
                                                2004     47,966   1.087 - 1.458    53,481       0.43          1.40 - 2.40
                                                2003     43,118   0.975 - 1.308    42,569       0.41          1.40 - 2.25
                                                2002     36,750   0.734 - 0.741    27,089       0.89          1.40 - 1.80
 American Funds Growth Subacco
   unt (Class 2)                                2006    103,614   1.240 - 1.762   144,999       0.79          1.40 - 2.50
                                                2005    106,505   1.147 - 1.628   137,247       0.72          1.40 - 2.50
                                                2004    100,571   1.078 - 1.426   112,595       0.18          1.40 - 2.40
                                                2003     91,488   0.975 - 1.291    91,278       0.12          1.40 - 2.40
                                                2002     78,514   0.726 - 0.733    57,306       0.03          1.40 - 1.80
 American Funds Growth-Income Subaccount
   (Class 2)                                    2006     94,505   1.178 - 1.611   140,083       1.56          1.40 - 2.50
                                                2005     97,605   1.042 - 1.424   127,886       1.36          1.40 - 2.50
                                                2004     91,850   1.234 - 1.370   116,134       0.93          1.40 - 2.40
                                                2003     78,303   1.145 - 1.263    91,197       1.14          1.40 - 2.40
                                                2002     62,908   0.885 - 0.894    55,955       1.06          1.40 - 1.80
Capital Appreciation Fund
 Capital Appreciation Subaccount                2006         --   0.655 - 1.601        --         --          1.40 - 2.20
                                                2005     11,609   0.662 - 1.619     8,287         --          1.40 - 2.20
                                                2004     12,067   0.571 - 1.395     7,286         --          1.40 - 2.20
                                                2003     12,776   0.486 - 1.188     6,507       0.05          1.40 - 2.20
                                                2002     15,059   0.396 - 0.400     6,008       1.46          1.40 - 1.80
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets
   Subaccount                                   2006        838   1.623 - 2.744     1,390       0.58          1.40 - 2.00
                                                2005        848   1.247 - 2.112     1,077       0.69          1.40 - 2.00
                                                2004        899   0.992 - 1.684       907       0.29          1.40 - 2.00
                                                2003        782   0.809 - 0.819       639         --          1.40 - 1.80
                                                2002        681   0.576 - 0.581       395       0.18          1.40 - 1.80
Delaware VIP Trust
 Delaware VIP REIT Sub
   account (Standard Class)                     2006         --   1.415 - 3.069        --       1.97          1.40 - 2.50
                                                2005      2,686   1.087 - 2.347     5,752       1.79          1.40 - 2.50
                                                2004      2,443   1.694 - 2.221     5,224       2.14          1.40 - 2.20
                                                2003      2,512   1.318 - 1.714     4,164       1.93          1.40 - 2.20
                                                2002      2,364   1.285 - 1.297     3,060       1.59          1.40 - 1.80

                                                                                                            Total Return(3)
                                                                                                               Lowest to
                                                                                                              Highest (%)
                                                                                                              -----------

AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount
   (Series I)                                                                                                    7.60 - 8.10
 AIM V.I. Premier Equity Subaccount (Series I)                                                                   4.84 - 5.07
                                                                                                                 3.36 - 4.21
                                                                                                                 3.48 - 4.26
                                                                                                               21.32 - 31.96
                                                                                                           (31.48) - (31.19)
AllianceBernstein Variable Products
 Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B)                                                        1.77 - 4.56
                                                                                                                 2.29 - 7.36
                                                                                                                5.64 - 10.11
                                                                                                                7.28 - 35.84
                                                                                                           (19.96) - (19.59)
 AllianceBernstein Large-Cap Growth Subaccount (Class B)                                                     (2.79) - (1.98)
                                                                                                               12.38 - 16.95
                                                                                                                0.69 - 13.04
                                                                                                                7.82 - 21.60
                                                                                                           (32.04) - (31.74)
American Funds Insurance Series
 American Funds Global Growth Subaccount (Class 2)                                                             17.45 - 18.71
                                                                                                                5.54 - 14.75
                                                                                                                7.62 - 11.83
                                                                                                                0.25 - 41.41
                                                                                                           (16.11) - (15.80)
 American Funds Growth Subacco
   unt (Class 2)                                                                                                 7.48 - 8.67
                                                                                                              (1.12) - 19.73
                                                                                                                9.76 - 10.92
                                                                                                                1.68 - 41.56
                                                                                                           (25.77) - (25.51)
 American Funds Growth-Income Subaccount (Class 2)                                                             12.39 - 13.65
                                                                                                               (0.90) - 9.66
                                                                                                                 7.77 - 8.91
                                                                                                                3.34 - 36.62
                                                                                                           (19.84) - (19.46)
Capital Appreciation Fund
 Capital Appreciation Subaccount                                                                             (1.25) - (0.89)
                                                                                                                7.04 - 16.55
                                                                                                               16.99 - 17.89
                                                                                                               15.53 - 23.62
                                                                                                           (26.39) - (26.06)
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount                                                               29.92 - 30.71
                                                                                                               25.42 - 26.16
                                                                                                               10.57 - 23.20
                                                                                                               40.45 - 40.96
                                                                                                           (19.47) - (12.89)
Delaware VIP Trust
 Delaware VIP REIT Sub
   account (Standard Class)                                                                                    29.37 - 30.76
                                                                                                               (1.10) - 7.20
                                                                                                               28.53 - 29.58
                                                                                                               28.07 - 36.30
                                                                                                                 2.64 - 3.10

                                                 Year              Unit Value       Net     Investment(1)   Expense Ratio(2)
                                                Ended    Units      Lowest to     Assets       Income          Lowest to
                                                Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)
                                                ------   ------    -----------    -------     ---------       -----------

Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount
   (Initial Shares)                              2006     1,395   1.024 - 1.398    1,492        1.59          1.40 - 2.20
                                                 2005     1,662   0.895 - 1.222    1,564        0.02          1.40 - 2.20
                                                 2004     2,012   0.873 - 1.192    1,830        1.59          1.40 - 2.20
                                                 2003     2,332   0.846 - 1.156    2,023        1.54          1.40 - 2.20
                                                 2002     1,853   0.711 - 0.717    1,326        1.64          1.40 - 1.80
 Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares)                              2006     3,604   1.131 - 1.463    4,249        0.41          1.40 - 2.20
                                                 2005     4,313   1.110 - 1.435    4,973          --          1.40 - 2.20
                                                 2004     4,965   1.068 - 1.381    5,514        0.19          1.40 - 2.20
                                                 2003     6,065   0.977 - 1.263    6,095        0.03          1.40 - 2.20
                                                 2002     5,190   0.755 - 0.762    3,946        0.04          1.40 - 1.80
DWS Investments VIT Funds
 DWS VIT Small Cap Index Subaccount (Class
   A)                                            2006     3,794   1.582 - 1.612    6,056        0.67          1.40 - 1.60
                                                 2005     4,825   1.368 - 1.391    6,646        0.64          1.40 - 1.60
                                                 2004     5,508   1.333 - 1.353    7,385        0.43          1.40 - 1.60
                                                 2003     5,770   1.151 - 1.165    6,673        0.94          1.40 - 1.60
                                                 2002     6,300   0.798 - 0.807    5,054        0.64          1.40 - 1.60
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I.
   Subaccount (Class III)                        2006        --   1.173 - 1.431       --          --          1.40 - 2.40
                                                 2005       480   1.206 - 1.315      623        3.56          1.40 - 2.40
                                                 2004       162   1.201 - 1.210      196        5.22          1.40 - 2.05
 FAMVS Mercury Value Opportunities V.I.
   Subaccount (Class III)                        2006        --   1.339 - 1.463       --          --          1.40 - 2.40
                                                 2005       940   1.204 - 1.312    1,216        0.93          1.40 - 2.40
                                                 2004       368   1.199 - 1.208      443          --          1.40 - 2.10
                                                 2003        33   1.067 - 1.068       35        0.13          1.40 - 1.60
Franklin Templeton Variable Insurance
 Products Trust
 FTVIPT Franklin Income Securities
   Subaccount (Class 2)                          2006     4,237   1.208 - 1.227    5,170        3.10          1.40 - 2.35
                                                 2005     1,900   1.046 - 1.052    1,995        0.02          1.40 - 2.35
 FTVIPT Franklin Small-Mid Cap Growth
   Securities Subaccount (Class 2)               2006     9,088   0.911 - 1.571    9,146          --          1.40 - 2.40
                                                 2005    10,845   0.853 - 1.472   10,133          --          1.40 - 2.40
                                                 2004    11,931   0.829 - 1.430   10,642          --          1.40 - 2.40
                                                 2003    12,653   0.757 - 1.306    9,985          --          1.40 - 2.40
                                                 2002    12,521   0.562 - 0.567    7,074        0.25          1.40 - 1.80
 FTVIPT Mutual Shares Securities Subaccount
   (Class 2)                                     2006        --   1.258 - 1.707       --          --          1.40 - 2.40
                                                 2005     8,024   1.083 - 1.468   10,445        0.90          1.40 - 2.40
                                                 2004     6,210   1.146 - 1.352    7,480        0.75          1.40 - 2.40
                                                 2003     4,170   1.036 - 1.222    4,528        1.01          1.40 - 2.40
                                                 2002     1,236   0.842 - 0.845    1,043        0.25          1.40 - 1.80
 FTVIPT Templeton Developing Markets
   Securities Subaccount (Class 2)               2006     4,308   1.523 - 2.826   11,490        1.08          1.40 - 2.40
                                                 2005     3,303   1.211 - 2.238    6,949        1.29          1.40 - 2.40
                                                 2004     1,831   1.536 - 1.781    3,084        1.83          1.40 - 2.40
                                                 2003       616   1.263 - 1.448      887        0.08          1.40 - 2.20
 FTVIPT Templeton Foreign Securities
   Subaccount (Class 2)                          2006    21,163   1.281 - 1.930   31,284        1.23          1.40 - 2.50
                                                 2005    19,192   1.075 - 1.618   23,726        1.15          1.40 - 2.40
                                                 2004    16,124   1.063 - 1.495   17,993        1.05          1.40 - 2.40
                                                 2003    14,316   0.913 - 1.284   13,437        1.73          1.40 - 2.40
                                                 2002    13,620   0.703 - 0.710    9,638        2.05          1.40 - 1.80
 FTVIPT Templeton Growth Securities
   Subaccount (Class 2)                          2006        --   1.273 - 1.848       --          --          1.40 - 2.40
                                                 2005     3,432   1.191 - 1.544    4,497        1.11          1.40 - 2.40
                                                 2004     1,549   1.168 - 1.444    1,905        1.05          1.40 - 2.25
                                                 2003       981   1.025 - 1.267    1,046        1.62          1.40 - 2.20
                                                 2002       227   0.790 - 0.792      179        0.26          1.40 - 1.80

                                                                                                            Total Return(3)
                                                                                                               Lowest to
                                                                                                              Highest (%)
                                                                                                              -----------

Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares)                                                          13.91 - 14.88
                                                                                                                 2.11 - 2.93
                                                                                                                 2.78 - 3.62
                                                                                                               15.72 - 21.75
                                                                                                           (18.18) - (17.87)
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares)                                                      1.48 - 2.38
                                                                                                                 3.50 - 4.33
                                                                                                                 8.90 - 9.81
                                                                                                               21.39 - 37.11
                                                                                                           (20.53) - (20.21)
DWS Investments VIT Funds
 DWS VIT Small Cap Index Subaccount (Class A)                                                                  15.64 - 15.89
                                                                                                                 2.63 - 2.81
                                                                                                               15.81 - 16.14
                                                                                                               44.24 - 44.36
                                                                                                           (21.92) - (21.65)
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III)                                                     0.17 - 8.82
                                                                                                                1.49 - 11.00
                                                                                                                7.80 - 11.41
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)                                                 11.17 - 11.51
                                                                                                              (1.87) - 13.78
                                                                                                                5.06 - 13.11
                                                                                                                 1.62 - 1.71
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income Securities Subaccount (Class 2)                                                        11.02 - 16.63
                                                                                                               (3.14) - 2.33
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2)                                            6.11 - 7.22
                                                                                                                2.31 - 14.55
                                                                                                                4.48 - 13.62
                                                                                                              (0.83) - 42.11
                                                                                                           (29.93) - (29.74)
 FTVIPT Mutual Shares Securities Subaccount (Class 2)                                                          15.55 - 16.80
                                                                                                                7.99 - 10.31
                                                                                                                9.67 - 11.03
                                                                                                                1.36 - 29.06
                                                                                                            (15.42) - (2.55)
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)                                           25.01 - 26.27
                                                                                                                7.89 - 25.66
                                                                                                               14.80 - 23.00
                                                                                                                5.65 - 40.88
 FTVIPT Templeton Foreign Securities Subaccount (Class 2)                                                       5.63 - 19.73
                                                                                                                3.23 - 11.51
                                                                                                               10.18 - 16.85
                                                                                                                3.61 - 51.06
                                                                                                           (20.02) - (19.68)
 FTVIPT Templeton Growth Securities Subaccount (Class 2)                                                       16.90 - 20.13
                                                                                                                 1.75 - 8.55
                                                                                                               10.83 - 15.26
                                                                                                               19.85 - 37.80
                                                                                                           (19.39) - (16.01)

                                                 Year              Unit Value       Net     Investment(1)   Expense Ratio(2)
                                                Ended    Units      Lowest to     Assets       Income          Lowest to
                                                Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)
                                                ------   ------    -----------    -------     ---------       -----------

High Yield Bond Trust
 High Yield Bond Subaccount                      2006        --   1.089 - 1.094       --         6.62         1.40 - 1.60
                                                 2005       323   1.065 - 1.069      345         0.01         1.40 - 1.60
                                                 2004        21           1.068       22        20.27                1.60
Janus Aspen Series
 Janus Aspen Balanced Subaccount
   (Service Shares)                              2006        --   1.078 - 1.289       --           --         1.40 - 2.20
                                                 2005     4,377   1.044 - 1.249    4,689         2.01         1.40 - 2.20
                                                 2004     5,334   0.988 - 1.181    5,388         2.05         1.40 - 2.20
                                                 2003     6,838   0.929 - 1.111    6,503         1.84         1.40 - 2.20
                                                 2002     6,659   0.831 - 0.839    5,577         2.00         1.40 - 1.80
 Janus Aspen Global Life Sciences Subaccount
   (Service Shares)                              2006     1,368   1.027 - 1.584    1,474           --         1.40 - 2.20
                                                 2005     1,622   0.984 - 1.516    1,661           --         1.40 - 2.20
                                                 2004     2,002   0.892 - 1.374    1,850           --         1.40 - 2.20
                                                 2003     2,232   0.795 - 1.225    1,822           --         1.40 - 2.20
                                                 2002     2,449   0.641 - 0.647    1,581           --         1.40 - 1.80
 Janus Aspen Global Technology Subaccount
   (Service Shares)                              2006     2,280   0.395 - 1.557      936           --         1.40 - 1.80
                                                 2005     2,656   0.373 - 1.470    1,018           --         1.40 - 1.80
                                                 2004     3,327   0.340 - 1.342    1,176           --         1.40 - 1.80
                                                 2003     4,109   0.345 - 1.359    1,454           --         1.40 - 1.80
                                                 2002     4,875   0.240 - 0.242    1,177           --         1.40 - 1.80
 Janus Aspen Mid Cap Growth Subaccount
   (Service Shares)                              2006    10,335   0.541 - 1.885    6,408           --         1.40 - 2.40
                                                 2005    12,037   0.486 - 1.694    6,585           --         1.40 - 2.40
                                                 2004    13,113   0.442 - 1.540    6,267           --         1.40 - 2.40
                                                 2003    14,579   0.373 - 1.301    5,712           --         1.40 - 2.20
                                                 2002    16,046   0.282 - 0.284    4,550           --         1.40 - 1.80
 Janus Aspen Worldwide Growth Subaccount
   (Service Shares)                              2006     4,002   0.662 - 1.468    2,741         1.60         1.40 - 2.20
                                                 2005     4,617   0.572 - 1.267    2,716         1.17         1.40 - 2.20
                                                 2004     5,941   0.551 - 1.222    3,358         0.88         1.40 - 2.20
                                                 2003     6,874   0.537 - 1.190    3,765         0.83         1.40 - 2.20
                                                 2002     7,831   0.442 - 0.446    3,489         0.55         1.40 - 1.80
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount          2006        --   1.277 - 1.745       --           --         1.40 - 2.40
                                                 2005     2,635   1.145 - 1.552    3,932           --         1.40 - 2.40
                                                 2004     1,963   1.314 - 1.513    2,894           --         1.40 - 2.40
                                                 2003       835   1.173 - 1.336    1,096           --         1.40 - 2.20
Legg Mason Partners Investment Series
 LMPIS Dividend Strategy Subaccount              2006     1,267   0.906 - 1.347    1,316         2.07         1.40 - 2.40
                                                 2005     1,621   0.782 - 1.163    1,441         2.10         1.40 - 2.40
                                                 2004     1,247   0.798 - 1.186    1,128         1.10         1.40 - 2.40
                                                 2003     1,033   0.786 - 1.168      875         0.63         1.40 - 2.25
                                                 2002       791   0.648 - 0.652      513         0.75         1.40 - 1.80
 LMPIS Premier Selections All Cap Growth
   Subaccount                                    2006     1,462   0.941 - 1.408    1,470           --         1.40 - 2.20
                                                 2005     1,615   0.893 - 1.336    1,574         0.12         1.40 - 2.20
                                                 2004     1,776   0.855 - 1.279    1,615           --         1.40 - 2.05
                                                 2003     1,830   0.846 - 1.266    1,597           --         1.40 - 2.00
                                                 2002     2,068   0.641 - 0.646    1,332         0.06         1.40 - 1.80
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities
   Subaccount                                    2006     1,988   1.194 - 1.763    2,785           --         1.40 - 2.40
                                                 2005     2,422   1.123 - 1.590    3,105           --         1.40 - 2.40
                                                 2004     2,238   1.090 - 1.543    2,798         0.08         1.40 - 2.40
                                                 2003     1,932   0.960 - 1.359    1,986           --         1.40 - 2.25
                                                 2002     1,494   0.688 - 0.693    1,033           --         1.40 - 1.80

                                                                                                            Total Return(3)
                                                                                                               Lowest to
                                                                                                              Highest (%)
                                                                                                              -----------

High Yield Bond Trust
 High Yield Bond Subaccount                                                                                      2.25 - 2.34
                                                                                                             (0.65) - (0.28)
                                                                                                                        7.01
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares)                                                                3.08 - 3.38
                                                                                                                 5.29 - 6.18
                                                                                                                 5.97 - 6.70
                                                                                                                5.93 - 12.16
                                                                                                             (8.38) - (7.90)
 Janus Aspen Global Life Sciences Subaccount (Service Shares)                                                    4.01 - 4.88
                                                                                                                9.90 - 10.69
                                                                                                               11.72 - 12.67
                                                                                                               10.76 - 27.00
                                                                                                           (30.85) - (30.50)
 Janus Aspen Global Technology Subaccount (Service Shares)                                                       5.90 - 6.30
                                                                                                                9.54 - 10.12
                                                                                                             (1.45) - (0.86)
                                                                                                               43.35 - 44.58
                                                                                                           (42.03) - (41.69)
 Janus Aspen Mid Cap Growth Subaccount (Service Shares)                                                        10.63 - 11.69
                                                                                                                5.50 - 10.47
                                                                                                               14.81 - 18.78
                                                                                                                1.73 - 36.80
                                                                                                           (29.43) - (29.18)
 Janus Aspen Worldwide Growth Subaccount (Service Shares)                                                      15.34 - 16.27
                                                                                                                 3.30 - 4.10
                                                                                                                 2.28 - 3.13
                                                                                                               19.96 - 24.47
                                                                                                           (27.06) - (26.77)
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount                                                                        11.47 - 12.44
                                                                                                               (1.29) - 3.99
                                                                                                                0.38 - 13.25
                                                                                                                5.58 - 28.09
Legg Mason Partners Investment Series
 LMPIS Dividend Strategy Subaccount                                                                            15.16 - 16.31
                                                                                                               (2.52) - 0.82
                                                                                                               (0.98) - 8.43
                                                                                                                3.19 - 28.92
                                                                                                           (27.27) - (27.07)
 LMPIS Premier Selections All Cap Growth Subaccount                                                              5.00 - 5.82
                                                                                                                 4.22 - 6.34
                                                                                                               (1.85) - 9.83
                                                                                                               15.13 - 33.12
                                                                                                           (28.14) - (27.74)
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount                                                               4.65 - 11.36
                                                                                                                0.00 - 11.71
                                                                                                              (0.14) - 17.67
                                                                                                                2.07 - 54.61
                                                                                                           (27.04) - (26.67)

                                                Year               Unit Value       Net     Investment(1)   Expense Ratio(2)
                                               Ended     Units      Lowest to     Assets       Income          Lowest to
                                               Dec 31   (000s)     Highest ($)    ($000s)     Ratio (%)       Highest (%)
                                               ------   ------     -----------    -------     ---------       -----------

Legg Mason Partners
 Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I)            2006     16,546   1.447 - 1.653    25,663       1.29          1.40 - 2.40
                                                2005     18,894   1.255 - 1.425    25,192       0.84          1.40 - 2.40
                                                2004     21,027   1.236 - 1.395    27,387       0.52          1.40 - 2.40
                                                2003     22,824   1.170 - 1.311    27,887       0.26          1.40 - 2.20
                                                2002     23,450   0.885 - 0.894    20,874       0.45          1.40 - 1.80
 LMPVPI Investors Subaccount (Class I)          2006      8,987   1.217 - 1.642    12,941       1.56          1.40 - 2.35
                                                2005     11,202   1.049 - 1.413    13,841       1.17          1.40 - 2.35
                                                2004     12,331   1.153 - 1.351    14,502       1.39          1.40 - 2.25
                                                2003     14,232   1.064 - 1.246    15,341       1.47          1.40 - 2.05
                                                2002     13,930   0.818 - 0.826    11,476       1.19          1.40 - 1.80
 LMPVPI Large Cap Growth Subaccount (Class
   I)                                           2006        515   1.183 - 1.425       634         --          1.40 - 2.00
                                                2005        793   1.156 - 1.392       949       0.02          1.40 - 2.00
                                                2004        625   1.118 - 1.346       726       0.16          1.40 - 2.00
                                                2003        580   1.133 - 1.364       665       0.04          1.40 - 2.00
                                                2002         76   0.799 - 0.800        61         --          1.40 - 1.60
 LMPVPI Small Cap Growth Subaccount (Class
   I)                                           2006      4,871   1.537 - 1.830     7,710         --          1.40 - 2.40
                                                2005      5,485   1.388 - 1.652     7,815         --          1.40 - 2.40
                                                2004      5,666   1.347 - 1.604     7,813         --          1.40 - 2.40
                                                2003      5,986   1.191 - 1.418     7,249         --          1.40 - 2.40
                                                2002      5,027   0.815 - 0.823     4,119         --          1.40 - 1.80
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount
   (Class I)                                    2006        654   1.324 - 1.648       948         --          1.40 - 2.00
                                                2005      1,044   1.211 - 1.511     1,344         --          1.40 - 2.00
                                                2004        924   1.120 - 1.400     1,124         --          1.40 - 2.00
                                                2003        828   1.043 - 1.306       952         --          1.40 - 2.00
                                                2002         91   0.757 - 0.758        69         --          1.40 - 1.60
 LMPVPII Appreciation Subaccount                2006     22,505   1.145 - 1.475    27,954       1.10          1.40 - 2.50
                                                2005     24,355   1.016 - 1.308    26,761       0.84          1.40 - 2.40
                                                2004     25,168   1.022 - 1.277    26,698       1.14          1.40 - 2.40
                                                2003     24,486   0.956 - 1.195    24,001       0.71          1.40 - 2.25
                                                2002     20,869   0.782 - 0.789    16,405       1.67          1.40 - 1.80
 LMPVPII Diversified Strategic Income
   Subaccount                                   2006     11,836   1.109 - 1.298    15,042       5.76          1.40 - 2.40
                                                2005     13,581   1.075 - 1.249    16,621       5.25          1.40 - 2.40
                                                2004     15,046   1.100 - 1.235    18,290       4.81          1.40 - 2.40
                                                2003     15,907   1.057 - 1.174    18,523       6.38          1.40 - 2.20
                                                2002     13,854   1.055 - 1.065    14,703       9.59          1.40 - 1.80
 LMPVPII Equity Index Subaccount (Class I)      2006    696,948   0.908 - 1.539   846,950       1.53          1.40 - 3.50
                                                2005    802,906   0.809 - 1.381   875,448       1.49          1.40 - 3.60
                                                2004    827,617   0.796 - 1.368   888,905       1.66          1.40 - 3.60
                                                2003    790,182   0.740 - 1.282   784,654       1.44          1.40 - 3.60
                                                2002    681,113   0.594 - 0.942   516,234       2.38          1.40 - 3.60
 LMPVPII Equity Index Subaccount (Class II)     2006     24,119   0.980 - 1.521    25,004       1.31          1.40 - 2.40
                                                2005     26,715   0.866 - 1.345    24,421       1.18          1.40 - 2.40
                                                2004     30,095   0.846 - 1.314    26,509       1.36          1.40 - 2.40
                                                2003     31,647   0.781 - 1.213    25,480       1.05          1.40 - 2.40
                                                2002     29,147   0.623 - 0.629    18,285       1.85          1.40 - 1.80
 LMPVPII Fundamental Value Subaccount           2006     28,840   1.194 - 1.650    44,554       1.55          1.40 - 2.40
                                                2005     33,539   1.042 - 1.439    45,112       0.90          1.40 - 2.40
                                                2004     37,666   1.233 - 1.398    49,206       0.66          1.40 - 2.40
                                                2003     37,720   1.168 - 1.315    46,332       0.64          1.40 - 2.25
                                                2002     36,320   0.894 - 0.903    32,630       1.14          1.40 - 1.80
 LMPVPII Growth and Income Subaccount
   (Class I)                                    2006        565   1.220 - 1.479       746       0.39          1.40 - 2.20
                                                2005        628   1.105 - 1.340       752       0.35          1.40 - 2.20
                                                2004        707   1.086 - 1.316       834       0.86          1.40 - 2.20
                                                2003        756   1.020 - 1.237       811       0.46          1.40 - 2.20
                                                2002         46   0.798 - 0.800        37       0.13          1.40 - 1.80

                                                                                                            Total Return(3)
                                                                                                               Lowest to
                                                                                                              Highest (%)
                                                                                                              -----------

Legg Mason Partners
 Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I)                                                                           15.30 - 16.46
                                                                                                                 1.54 - 2.60
                                                                                                                 0.98 - 6.86
                                                                                                                0.34 - 46.15
                                                                                                           (26.43) - (26.05)
 LMPVPI Investors Subaccount (Class I)                                                                         15.58 - 16.63
                                                                                                                 4.12 - 6.93
                                                                                                                 2.76 - 8.91
                                                                                                                3.89 - 37.38
                                                                                                           (24.47) - (24.15)
 LMPVPI Large Cap Growth Subaccount (Class I)                                                                    2.17 - 2.73
                                                                                                                 3.13 - 3.81
                                                                                                             (1.47) - (0.88)
                                                                                                               26.25 - 42.50
                                                                                                               (3.15) - 0.13
 LMPVPI Small Cap Growth Subaccount (Class I)                                                                  10.13 - 11.13
                                                                                                                 2.38 - 3.50
                                                                                                                5.84 - 13.49
                                                                                                                2.15 - 60.05
                                                                                                           (35.83) - (35.60)
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I)                                                                  8.85 - 9.59
                                                                                                                 7.75 - 8.35
                                                                                                                 6.90 - 7.55
                                                                                                                9.86 - 38.13
                                                                                                               (4.41) - 2.30
 LMPVPII Appreciation Subaccount                                                                               11.09 - 13.18
                                                                                                                 1.58 - 7.29
                                                                                                                 3.48 - 7.22
                                                                                                                5.25 - 30.24
                                                                                                           (18.96) - (18.74)
 LMPVPII Diversified Strategic Income Subaccount                                                                 2.90 - 3.92
                                                                                                                 0.18 - 1.42
                                                                                                                 3.67 - 5.26
                                                                                                                0.76 - 10.23
                                                                                                                 3.03 - 3.40
 LMPVPII Equity Index Subaccount (Class I)                                                                     11.34 - 13.84
                                                                                                                 0.77 - 3.08
                                                                                                                 6.60 - 8.99
                                                                                                               23.60 - 28.20
                                                                                                           (24.90) - (23.29)
 LMPVPII Equity Index Subaccount (Class II)                                                                    12.38 - 13.56
                                                                                                                 1.81 - 5.00
                                                                                                                 5.72 - 8.71
                                                                                                                0.27 - 32.28
                                                                                                           (23.75) - (23.48)
 LMPVPII Fundamental Value Subaccount                                                                          14.03 - 15.14
                                                                                                                 1.76 - 6.47
                                                                                                                 0.90 - 7.09
                                                                                                                1.83 - 45.30
                                                                                                           (22.73) - (22.36)
 LMPVPII Growth and Income Subaccount (Class I)                                                                 9.97 - 10.78
                                                                                                                 1.38 - 2.19
                                                                                                                 6.09 - 6.91
                                                                                                               10.70 - 32.69
                                                                                                             (3.15) - (0.13)

                                                 Year              Unit Value       Net     Investment(1)   Expense Ratio(2)
                                                Ended    Units      Lowest to     Assets       Income          Lowest to
                                                Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)
                                                ------   ------    -----------    -------     ---------       -----------

Legg Mason Partners Variable
 Portfolios III, Inc.
 LMPVPIII Adjustable Rate Income
   Subaccount                                    2006     3,734   1.000 - 1.033    3,811         4.71         1.40 - 2.40
                                                 2005     3,871   0.983 - 1.006    3,862         3.28         1.40 - 2.40
                                                 2004     3,037   0.984 - 0.997    3,010         2.24         1.40 - 2.40
                                                 2003       192   0.996 - 0.999      191         0.85         1.40 - 2.40
 LMPVPIII Aggressive Growth Subaccount           2006    48,369   1.186 - 1.590   70,692           --         1.40 - 2.40
                                                 2005    54,850   1.111 - 1.488   74,919           --         1.40 - 2.40
                                                 2004    59,849   1.218 - 1.357   74,443           --         1.40 - 2.40
                                                 2003    59,945   1.135 - 1.256   68,824           --         1.40 - 2.25
                                                 2002    56,265   0.859 - 0.867   48,577           --         1.40 - 1.80
 LMPVPIII High Income Subaccount                 2006    15,674   1.089 - 1.504   20,307         7.56         1.40 - 2.40
                                                 2005    17,665   1.000 - 1.379   20,957         7.64         1.40 - 2.40
                                                 2004    19,445   1.121 - 1.369   22,743         8.71         1.40 - 2.40
                                                 2003    18,911   1.033 - 1.262   20,255         9.13         1.40 - 2.25
                                                 2002    12,664   0.825 - 0.833   10,515        25.94         1.40 - 1.80
 LMPVPIII International All Cap Growth
   Subaccount                                    2006     6,613   0.894 - 1.938    6,063         2.09         1.40 - 2.20
                                                 2005     7,392   0.724 - 1.568    5,465         1.32         1.40 - 2.20
                                                 2004     8,715   0.659 - 1.429    5,867         0.86         1.40 - 2.20
                                                 2003    11,293   0.570 - 1.234    6,532         1.10         1.40 - 2.00
                                                 2002    11,632   0.455 - 0.459    5,327         0.79         1.40 - 1.80
 LMPVPIII Large Cap Growth Subaccount            2006    34,705   0.961 - 1.435   34,779         0.15         1.40 - 2.40
                                                 2005    39,492   0.936 - 1.397   38,465         0.13         1.40 - 2.40
                                                 2004    43,792   0.905 - 1.352   40,897         0.35         1.40 - 2.40
                                                 2003    46,327   0.918 - 1.371   43,289         0.02         1.40 - 2.25
                                                 2002    45,057   0.634 - 0.640   28,730         0.34         1.40 - 1.80
 LMPVPIII Large Cap Value Subaccount             2006    14,404   1.215 - 1.591   17,784         1.23         1.40 - 2.20
                                                 2005    16,048   1.046 - 1.372   17,016         1.52         1.40 - 2.20
                                                 2004    19,248   1.000 - 1.314   19,458         1.85         1.40 - 2.20
                                                 2003    21,186   0.920 - 1.212   19,661         1.73         1.40 - 2.20
                                                 2002    23,053   0.734 - 0.742   17,022         3.83         1.40 - 1.80
 LMPVPIII Mid Cap Core Subaccount                2006    11,609   1.208 - 1.620   18,528         0.52         1.40 - 2.40
                                                 2005    13,957   1.072 - 1.436   19,690         0.60         1.40 - 2.40
                                                 2004    15,651   1.247 - 1.350   20,750           --         1.40 - 2.40
                                                 2003    16,569   1.158 - 1.245   20,229           --         1.40 - 2.25
                                                 2002    17,313   0.950 - 0.959   16,544         0.09         1.40 - 1.80
 LMPVPIII Money Market Subaccount                2006    29,384   1.000 - 1.109   31,769         4.54         1.40 - 2.40
                                                 2005    25,021   0.977 - 1.075   26,434         2.76         1.40 - 2.40
                                                 2004    28,307   0.971 - 1.060   29,632         0.87         1.40 - 2.40
                                                 2003    32,260   0.984 - 1.066   34,143         0.67         1.40 - 2.40
                                                 2002    55,425   1.063 - 1.074   59,288         1.26         1.40 - 1.80
Legg Mason Partners Variable Portfolios IV
 LMPVPIV Multiple Discipline Subaccount-All
   Cap Growth and Value                          2006    23,023   1.166 - 1.682   33,725         0.60         1.40 - 2.50
                                                 2005    26,340   1.046 - 1.502   34,871         0.37         1.40 - 2.50
                                                 2004    25,718   1.174 - 1.447   33,676         0.37         1.40 - 2.40
                                                 2003    15,221   1.127 - 1.376   19,820         0.11         1.40 - 2.40
                                                 2002       755   1.060 - 1.061      801           --         1.40 - 1.80
 LMPVPIV Multiple Discipline Subaccount-
   Balanced All Cap Growth and Value             2006    21,523   1.119 - 1.448   28,520         1.56         1.40 - 2.40
                                                 2005    22,405   1.032 - 1.329   27,404         1.24         1.40 - 2.40
                                                 2004    20,182   1.115 - 1.293   24,276         0.98         1.40 - 2.40
                                                 2003    11,039   1.088 - 1.249   13,312         0.57         1.40 - 2.40
                                                 2002       664   1.037 - 1.038      689           --         1.40 - 1.80
 LMPVPIV Multiple Discipline Subaccount-
   Global All Cap Growth and Value               2006     6,106   1.194 - 1.808    9,469         1.13         1.40 - 2.50
                                                 2005     6,570   1.056 - 1.592    9,049         0.84         1.40 - 2.50
                                                 2004     4,207   1.226 - 1.515    5,718         0.59         1.40 - 2.40
                                                 2003     1,708   1.139 - 1.394    2,261         0.26         1.40 - 2.40
                                                 2002       281   1.073 - 1.074      302           --         1.40 - 1.80

                                                                                                            Total Return(3)
                                                                                                               Lowest to
                                                                                                              Highest (%)
                                                                                                              -----------

Legg Mason Partners Variable
 Portfolios III, Inc.
 LMPVPIII Adjustable Rate Income
   Subaccount                                                                                                    1.73 - 2.68
                                                                                                               (0.10) - 0.90
                                                                                                             (1.20) - (0.20)
                                                                                                               (0.30) - 0.00
 LMPVPIII Aggressive Growth Subaccount                                                                           6.25 - 7.28
                                                                                                                4.42 - 18.92
                                                                                                                 1.42 - 8.43
                                                                                                                5.58 - 37.35
                                                                                                           (33.82) - (33.61)
 LMPVPIII High Income Subaccount                                                                                 8.33 - 9.44
                                                                                                               (0.91) - 2.06
                                                                                                                 7.44 - 9.51
                                                                                                                0.27 - 25.81
                                                                                                             (4.95) - (4.58)
 LMPVPIII International All Cap Growth Subaccount                                                              23.11 - 24.22
                                                                                                                9.32 - 10.13
                                                                                                               15.60 - 18.88
                                                                                                               20.33 - 32.97
                                                                                                           (26.97) - (26.76)
 LMPVPIII Large Cap Growth Subaccount                                                                            2.13 - 3.14
                                                                                                                0.20 - 11.99
                                                                                                             (5.19) - (0.35)
                                                                                                                3.17 - 47.74
                                                                                                           (26.11) - (25.84)
 LMPVPIII Large Cap Value Subaccount                                                                           15.69 - 16.65
                                                                                                                 4.20 - 5.01
                                                                                                                 8.18 - 9.11
                                                                                                               19.57 - 26.51
                                                                                                           (26.75) - (26.39)
 LMPVPIII Mid Cap Core Subaccount                                                                              12.05 - 13.24
                                                                                                                2.58 - 12.72
                                                                                                               (0.08) - 8.88
                                                                                                                0.96 - 36.18
                                                                                                           (20.57) - (20.28)
 LMPVPIII Money Market Subaccount                                                                                2.24 - 3.16
                                                                                                                 0.31 - 1.42
                                                                                                             (1.51) - (0.56)
                                                                                                             (1.40) - (0.10)
                                                                                                             (0.56) - (0.09)
Legg Mason Partners Variable Portfolios IV
 LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value                                               10.89 - 11.98
                                                                                                               (1.29) - 8.18
                                                                                                                 3.30 - 5.16
                                                                                                                2.08 - 34.70
                                                                                                               (0.56) - 0.95
 LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value                                        0.48 - 8.95
                                                                                                                 0.96 - 4.24
                                                                                                                 0.90 - 3.52
                                                                                                                3.52 - 23.08
                                                                                                               (2.08) - 0.48
 LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value                                        12.38 - 13.57
                                                                                                                 4.00 - 8.98
                                                                                                                 4.03 - 9.24
                                                                                                                1.61 - 39.46
                                                                                                               (0.74) - 0.66

                               Year              Unit Value       Net     Investment(1)   Expense Ratio(2)   Total Return(3)
                              Ended    Units      Lowest to     Assets       Income          Lowest to          Lowest to
                              Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)        Highest (%)
                              ------   ------    -----------    -------     ---------       -----------        -----------

Legg Mason Partners
 Variable Portfolios IV
 (Continued)
 LMPVPIV Multiple
   Discipline Subaccount-
   Large Cap Growth and
   Value                       2006     2,799   1.124 - 1.619    4,096        0.78          1.40 - 2.25         8.49 - 10.74
                               2005     2,948   1.048 - 1.462    3,882        0.67          1.40 - 2.25          1.20 - 3.35
                               2004     2,708   1.171 - 1.432    3,556        0.89          1.40 - 2.25        (0.68) - 8.28
                               2003     1,724   1.122 - 1.360    2,235        0.76          1.40 - 2.25         2.19 - 33.99
                               2002        13           1.069       14          --          1.40 - 1.60      (4.55) - (2.02)
Lord Abbett Series Fund,
 Inc.
 Lord Abbett Growth and
   Income Subaccount (Class
   VC)                         2006     5,963   1.182 - 1.628    9,179        1.34          1.40 - 2.40        14.49 - 15.63
                               2005     5,440   1.027 - 1.408    7,265        1.13          1.40 - 2.40        (0.98) - 7.54
                               2004     3,429   1.253 - 1.382    4,595        1.25          1.40 - 2.40         7.28 - 11.09
                               2003     1,289   1.141 - 1.244    1,588        1.19          1.40 - 2.20         2.24 - 22.07
 Lord Abbett Mid-Cap Value
   Subaccount (Class VC)       2006     6,904   1.185 - 1.820   11,884        0.49          1.40 - 2.50         9.48 - 10.71
                               2005     7,589   1.076 - 1.644   11,900        0.51          1.40 - 2.50         4.53 - 13.03
                               2004     5,149   1.398 - 1.541    7,715        0.45          1.40 - 2.40         0.86 - 22.30
                               2003     1,811   1.155 - 1.260    2,264        1.07          1.40 - 2.25         0.26 - 23.99
Managed Assets Trust
 Managed Assets Trust          2006        --   1.131 - 1.140       --        2.22          1.40 - 1.80          3.10 - 3.26
                               2005       107   1.097 - 1.104      118        0.02          1.40 - 1.80          2.05 - 2.41
                               2004        39   1.075 - 1.078       42        6.79          1.40 - 1.80          2.67 - 6.84
Met Investors Series Trust
 MIST Batterymarch Mid-Cap
   Stock Subaccount (Class
   A)                          2006     1,702   1.429 - 1.683    2,520          --          1.40 - 2.00      (5.06) - (4.68)
 MIST BlackRock High Yield
   Subaccount (Class A)        2006     1,629   1.350 - 1.421    2,250          --          1.40 - 2.20          4.95 - 5.57
 MIST BlackRock Large-Cap
   Core Subaccount (Class
   A)                          2006     7,745   0.988 - 1.628    7,983          --          1.40 - 2.50          5.31 - 6.07
 MIST Dreman Small-Cap
   Value Subaccount (Class
   A)                          2006       535   1.337 - 1.360      724        0.62          1.40 - 2.40         6.03 - 17.13
 MIST Harris Oakmark
   International Subaccount
   (Class A)                   2006     6,710   1.139 - 1.954    8,895          --          1.36 - 2.36         9.61 - 10.40
 MIST Janus Capital
   Appreciation Subaccount
   (Class A)                   2006     9,058   0.671 - 1.640    6,601          --          1.40 - 2.20          2.09 - 2.69
 MIST Legg Mason Partners
   Managed Assets
   Subaccount (Class A)        2006       203   1.194 - 1.206      244          --          1.40 - 1.80          5.57 - 5.79
 MIST Lord Abbett Bond
   Debenture Subaccount
   (Class A)                   2006     2,436   1.300 - 1.416    3,241          --          1.40 - 2.20          4.42 - 4.88
 MIST Lord Abbett Growth
   and Income Subaccount
   (Class B)                   2006    16,165   1.069 - 1.079   17,383          --          1.15 - 2.50          6.79 - 7.79
 MIST Lord Abbett Mid-Cap
   Value Subaccount (Class
   B)                          2006       578   1.068 - 1.073      619          --          1.40 - 2.20         3.89 - 14.42
 MIST Met/AIM Capital
   Appreciation Subaccount
   (Class A)                   2006     1,460   0.960 - 1.440    1,655        0.17          1.40 - 2.25      (1.65) - (1.01)
 MIST Met/AIM Small Cap
   Growth Subaccount (Class
   A)                          2006       127   1.281 - 1.302      165          --          1.40 - 2.40       (1.31) - 14.16
 MIST MFS(R) Value
   Subaccount (Class A)        2006     4,445   1.236 - 1.410    6,215        1.57          1.40 - 2.40         0.58 - 10.68
 MIST Neuberger Berman
   Real Estate Subaccount
   (Class A)                   2006     7,149   1.213 - 1.222    8,723          --          1.40 - 2.50         3.93 - 21.83
 MIST Pioneer Fund
   Subaccount (Class A)        2006       418   1.282 - 1.593      636          --          1.40 - 2.35          7.00 - 7.64
 MIST Pioneer Mid-Cap
   Value Subaccount (Class
   A)                          2006       184   1.166 - 1.180      216        0.26          1.40 - 2.15         4.86 - 14.59
 MIST Pioneer Strategic
   Income Subaccount (Class
   A)                          2006     4,573   1.052 - 1.471    6,356        5.11          1.40 - 2.40          1.64 - 3.66
 MIST Third Avenue Small
   Cap Value Subaccount
   (Class B)                   2006     6,235   1.023 - 1.030    6,411          --          1.40 - 2.40          1.99 - 5.99

                                                 Year              Unit Value       Net     Investment(1)   Expense Ratio(2)
                                                Ended    Units      Lowest to     Assets       Income          Lowest to
                                                Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)
                                                ------   ------    -----------    -------     ---------       -----------

Metropolitan Series Fund, Inc.
 MSF BlackRock Aggressive Growth Subaccount
   (Class D)                                     2006    15,366   0.580 - 1.533    9,659          --          1.40 - 2.40
 MSF BlackRock Bond Income Subaccount (Class
   A)                                            2006     4,196   1.100 - 1.284    5,303          --          1.40 - 2.00
 MSF BlackRock Bond Income Subaccount (Class
   E)                                            2006    15,501   1.042 - 1.256   18,640          --          1.40 - 2.40
 MSF BlackRock Money Market Subaccount
   (Class A)                                     2006    17,555   1.013 - 1.201   20,882        3.29          1.40 - 2.00
 MSF Capital Guardian U.S. Equity Subaccount
   (Class A)                                     2006     4,806   0.737 - 1.371    3,647          --          1.40 - 2.25
 MSF FI Large Cap Subaccount (Class A)           2006    27,324   0.832 - 1.378   23,627          --          1.40 - 2.40
 MSF FI Value Leaders Subaccount (Class D)       2006    17,467   1.108 - 1.471   24,027          --          1.40 - 2.40
 MSF MetLife Aggressive Allocation
   Subaccount (Class B)                          2006     1,025   1.054 - 1.062    1,088          --          1.40 - 2.50
 MSF MetLife Conservative Allocation
   Subaccount (Class B)                          2006     1,185   1.040 - 1.044    1,235          --          1.40 - 1.95
 MSF MetLife Conservative to Moderate
   Allocation Subaccount (Class B)               2006     1,496   1.045 - 1.051    1,569          --          1.40 - 2.15
 MSF MetLife Moderate Allocation Subaccount
   (Class B)                                     2006     4,206   1.051 - 1.056    4,432          --          1.40 - 2.15
 MSF MetLife Moderate to Aggressive
   Allocation Subaccount (Class B)               2006     3,708   1.054 - 1.061    3,924          --          1.40 - 2.35
 MSF MFS(R) Total Return Subaccount
   (Class F)                                     2006    56,041   1.113 - 1.506   81,925          --          1.40 - 2.50
 MSF Morgan Stanley EAFE Index Subaccount
   (Class A)                                     2006        73   1.086 - 1.087       80          --          1.40 - 1.60
 MSF Oppenheimer Global Equity Subaccount
   (Class B)                                     2006     6,643   1.045 - 1.052    6,979          --          1.34 - 2.34
 MSF T. Rowe Price Large Cap Growth
   Subaccount (Class B)                          2006    20,169   1.064 - 1.070   21,564          --          1.40 - 2.20
 MSF Western Asset Management High Yield
   Bond Subaccount (Class A)                     2006       155   1.157 - 1.163      180          --          1.40 - 1.60
 MSF Western Asset Management U.S.
   Government Subaccount (Class A)               2006        52   1.077 - 1.082       56          --          1.25 - 1.45
Money Market Portfolio
 Money Market Subaccount                         2006        --   0.993 - 1.174       --        1.40          1.40 - 2.00
                                                 2005    10,828   0.986 - 1.162   12,474        2.88          1.40 - 2.00
                                                 2004     9,989   0.978 - 1.146   11,320        0.99          1.40 - 2.00
                                                 2003    13,177   0.987 - 1.150   15,014        0.78          1.40 - 2.00
                                                 2002    15,252   1.141 - 1.157   17,595        1.38          1.40 - 1.80
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount
   (Service Shares)                              2006        --   1.175 - 1.184       --        0.97          1.40 - 1.80
                                                 2005        89   1.112 - 1.120       99        0.81          1.40 - 1.80
                                                 2004        14           1.071       15          --                 1.80
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount
   (Administrative Class)                        2006     6,380   0.981 - 1.125    7,080        4.24          1.40 - 2.50
                                                 2005     6,401   0.993 - 1.133    7,180        2.82          1.40 - 2.50
                                                 2004     5,123   1.110 - 1.125    5,741        1.05          1.40 - 2.40
                                                 2003     1,642   1.042 - 1.048    1,718        0.48          1.40 - 2.25
 PIMCO VIT Total Return Subaccount
   (Administrative Class)                        2006    41,512   1.020 - 1.255   49,901        4.42          1.40 - 2.50
                                                 2005    43,917   1.001 - 1.226   51,745        3.41          1.40 - 2.40
                                                 2004    44,262   1.048 - 1.213   52,072        1.88          1.40 - 2.40
                                                 2003    46,045   1.024 - 1.173   53,044        2.86          1.40 - 2.25
                                                 2002    43,074   1.125 - 1.132   48,652        4.04          1.40 - 1.80
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount
   (Class IB)                                    2006       436   0.875 - 1.508      391          --          1.40 - 2.20
                                                 2005       408   0.802 - 1.383      335          --          1.40 - 2.20
                                                 2004       427   0.761 - 1.313      332          --          1.40 - 2.20
                                                 2003       481   0.721 - 1.242      355          --          1.40 - 2.20
                                                 2002       456   0.556 - 0.560      255          --          1.40 - 1.80

                                                                                                            Total Return(3)
                                                                                                               Lowest to
                                                                                                              Highest (%)
                                                                                                              -----------

Metropolitan Series Fund, Inc.
 MSF BlackRock Aggressive Growth Subaccount (Class D)                                                        (2.92) - (0.09)
 MSF BlackRock Bond Income Subaccount (Class A)                                                                  3.68 - 3.97
 MSF BlackRock Bond Income Subaccount (Class E)                                                                  3.27 - 3.89
 MSF BlackRock Money Market Subaccount (Class A)                                                                 2.01 - 2.30
 MSF Capital Guardian U.S. Equity Subaccount (Class A)                                                           2.32 - 2.86
 MSF FI Large Cap Subaccount (Class A)                                                                           0.79 - 1.46
 MSF FI Value Leaders Subaccount (Class D)                                                                       2.00 - 2.68
 MSF MetLife Aggressive Allocation Subaccount (Class B)                                                          5.19 - 5.99
 MSF MetLife Conservative Allocation Subaccount (Class B)                                                        3.90 - 4.30
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)                                            4.29 - 4.89
 MSF MetLife Moderate Allocation Subaccount (Class B)                                                            4.15 - 5.39
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)                                              5.19 - 5.89
 MSF MFS(R) Total Return Subaccount
   (Class F)                                                                                                     6.18 - 7.04
 MSF Morgan Stanley EAFE Index Subaccount (Class A)                                                            15.90 - 18.41
 MSF Oppenheimer Global Equity Subaccount (Class B)                                                              4.92 - 5.62
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B)                                                         6.61 - 7.21
 MSF Western Asset Management High Yield Bond Subaccount (Class A)                                               6.24 - 6.31
 MSF Western Asset Management U.S. Government Subaccount (Class A)                                               3.56 - 3.64
Money Market Portfolio
 Money Market Subaccount                                                                                         0.71 - 1.03
                                                                                                                 0.82 - 1.40
                                                                                                             (0.91) - (0.35)
                                                                                                             (1.00) - (0.61)
                                                                                                             (0.44) - (0.09)
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount (Service Shares)                                                          5.67 - 5.71
                                                                                                                 3.83 - 4.48
                                                                                                                        3.38
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class)                                                     (1.79) - (0.71)
                                                                                                               (0.70) - 0.71
                                                                                                               (0.18) - 7.35
                                                                                                               (0.19) - 4.81
 PIMCO VIT Total Return Subaccount (Administrative Class)                                                        0.48 - 2.37
                                                                                                                 0.00 - 1.36
                                                                                                                 0.77 - 3.41
                                                                                                                 0.10 - 3.62
                                                                                                                 7.14 - 7.50
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB)                                                                8.64 - 9.55
                                                                                                                 4.92 - 5.69
                                                                                                                 5.25 - 6.18
                                                                                                                3.60 - 41.46
                                                                                                           (30.85) - (30.52)

                                                 Year              Unit Value       Net     Investment(1)   Expense Ratio(2)
                                                Ended    Units      Lowest to     Assets       Income          Lowest to
                                                Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)
                                                ------   ------    -----------    -------     ---------       -----------

Putnam Variable Trust (Continued)
 Putnam VT International Equity Subaccount
   (Class IB)                                    2006     4,354   1.377 - 1.981    6,335         0.58         1.40 - 2.20
                                                 2005     3,917   1.098 - 1.579    4,547         1.48         1.40 - 2.20
                                                 2004     4,207   0.996 - 1.433    4,403         1.61         1.40 - 2.20
                                                 2003     5,465   0.873 - 1.255    4,950         0.79         1.40 - 2.20
                                                 2002     5,325   0.691 - 0.696    3,700         0.34         1.40 - 1.80
 Putnam VT Small Cap Value Subaccount (Class
   IB)                                           2006     6,232   1.216 - 2.156   12,221         0.32         1.40 - 2.40
                                                 2005     7,054   1.056 - 1.871   11,997         0.18         1.40 - 2.40
                                                 2004     6,803   1.521 - 1.780   11,022         0.35         1.40 - 2.40
                                                 2003     6,680   1.235 - 1.436    8,691         0.32         1.40 - 2.25
                                                 2002     6,061   0.871 - 0.877    5,307         0.14         1.40 - 1.80
The Travelers Series Trust
 Travelers AIM Capital Appreciation
   Subaccount                                    2006        --   0.973 - 1.460       --           --         1.40 - 2.25
                                                 2005     1,929   0.914 - 1.372    1,983         0.23         1.40 - 2.25
                                                 2004     1,792   0.856 - 1.285    1,687         0.15         1.40 - 2.25
                                                 2003     1,733   0.818 - 1.228    1,477           --         1.40 - 2.20
                                                 2002     1,207   0.644 - 0.649      782           --         1.40 - 1.80
 Travelers Convertible Securities Subaccount     2006        --   1.242 - 1.353       --         0.83         1.40 - 2.20
                                                 2005     2,916   1.166 - 1.271    3,471         2.32         1.40 - 2.20
                                                 2004     3,787   1.183 - 1.289    4,557         2.01         1.40 - 2.20
                                                 2003     4,513   1.133 - 1.235    5,183         3.34         1.40 - 2.20
                                                 2002     4,009   0.914 - 0.922    3,690         6.79         1.40 - 1.80
 Travelers Disciplined Mid Cap Stock
   Subaccount                                    2006        --   1.503 - 1.769       --         0.54         1.40 - 2.00
                                                 2005     2,136   1.377 - 1.621    3,033           --         1.40 - 2.00
                                                 2004     2,216   1.247 - 1.468    2,844         0.29         1.40 - 2.00
                                                 2003     2,205   1.090 - 1.284    2,442         0.30         1.40 - 2.00
                                                 2002     2,228   0.830 - 0.837    1,862         0.55         1.40 - 1.80
 Travelers Equity Income Subaccount              2006        --   1.082 - 1.436       --         1.33         1.40 - 2.40
                                                 2005    19,696   1.031 - 1.367   25,128           --         1.40 - 2.40
                                                 2004    20,679   1.213 - 1.333   25,668         1.35         1.40 - 2.40
                                                 2003    20,135   1.129 - 1.235   23,093         0.99         1.40 - 2.40
                                                 2002    17,683   0.876 - 0.885   15,607         1.10         1.40 - 1.80
 Travelers Federated High Yield Subaccount       2006        --   1.282 - 1.350       --         7.76         1.40 - 2.20
                                                 2005     1,960   1.251 - 1.317    2,501           --         1.40 - 2.20
                                                 2004     2,441   1.242 - 1.308    3,083         7.16         1.40 - 2.20
                                                 2003     2,696   1.146 - 1.206    3,128         8.45         1.40 - 2.20
                                                 2002     2,856   0.953 - 0.962    2,740        22.14         1.40 - 1.80
 Travelers Federated Stock Subaccount            2006        --   1.205 - 1.424       --         1.56         1.40 - 2.00
                                                 2005       861   1.164 - 1.376    1,024           --         1.40 - 2.00
                                                 2004       985   1.125 - 1.331    1,130         1.45         1.40 - 2.00
                                                 2003     1,320   1.036 - 1.225    1,389         1.68         1.40 - 2.00
                                                 2002       926   0.827 - 0.834      771         2.83         1.40 - 1.80
 Travelers Large Cap Subaccount                  2006        --   0.822 - 1.361       --         0.44         1.40 - 2.40
                                                 2005    10,837   0.798 - 1.322    8,933           --         1.40 - 2.40
                                                 2004    12,722   0.747 - 1.238    9,779         0.79         1.40 - 2.40
                                                 2003    13,840   0.714 - 1.184   10,100         0.41         1.40 - 2.40
                                                 2002    13,022   0.583 - 0.589    7,648         0.47         1.40 - 1.80
 Travelers Managed Allocation Series:
   Aggressive Subaccount                         2006        --   1.136 - 1.148       --         2.97         1.40 - 2.50
                                                 2005        99   1.072 - 1.077      107           --         1.65 - 2.50
 Travelers Managed Allocation Series:
   Conservative Subaccount                       2006        --   1.029 - 1.037       --         3.19         1.40 - 2.15
                                                 2005       808   1.027 - 1.032      832         0.84         1.40 - 2.15
 Travelers Managed Allocation Series:
   Moderate Subaccount                           2006        --   1.078 - 1.085       --         3.13         1.40 - 2.15
                                                 2005     1,282   1.043 - 1.047    1,340         1.32         1.40 - 2.15

                                                                                                            Total Return(3)
                                                                                                               Lowest to
                                                                                                              Highest (%)
                                                                                                              -----------

Putnam Variable Trust (Continued)
 Putnam VT International Equity Subaccount (Class IB)                                                          12.33 - 25.94
                                                                                                                9.78 - 10.58
                                                                                                               13.68 - 14.63
                                                                                                                4.41 - 36.91
                                                                                                           (19.18) - (18.79)
 Putnam VT Small Cap Value Subaccount (Class IB)                                                               14.53 - 15.64
                                                                                                                0.68 - 13.21
                                                                                                               11.65 - 24.40
                                                                                                                0.00 - 56.94
                                                                                                           (19.80) - (19.39)
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount                                                                   6.20 - 6.55
                                                                                                                 6.34 - 7.13
                                                                                                                3.30 - 11.48
                                                                                                                3.36 - 37.14
                                                                                                           (25.29) - (24.88)
 Travelers Convertible Securities Subaccount                                                                     6.37 - 6.72
                                                                                                             (1.80) - (1.08)
                                                                                                                 3.90 - 4.79
                                                                                                                6.77 - 24.51
                                                                                                             (8.60) - (8.26)
 Travelers Disciplined Mid Cap Stock Subaccount                                                                  9.12 - 9.32
                                                                                                               10.19 - 10.88
                                                                                                               14.13 - 14.86
                                                                                                               28.74 - 35.16
                                                                                                           (15.82) - (15.54)
 Travelers Equity Income Subaccount                                                                              4.77 - 5.16
                                                                                                                 2.06 - 6.42
                                                                                                                 7.25 - 8.30
                                                                                                                0.27 - 41.28
                                                                                                           (15.53) - (15.15)
 Travelers Federated High Yield Subaccount                                                                       2.30 - 2.58
                                                                                                                 0.39 - 1.19
                                                                                                                 7.99 - 8.79
                                                                                                                6.38 - 20.69
                                                                                                                 1.82 - 2.34
 Travelers Federated Stock Subaccount                                                                            3.44 - 3.62
                                                                                                                 3.25 - 3.84
                                                                                                                 8.34 - 9.05
                                                                                                               25.27 - 31.16
                                                                                                           (20.79) - (20.50)
 Travelers Large Cap Subaccount                                                                                  2.83 - 3.19
                                                                                                                 6.08 - 7.30
                                                                                                                 2.98 - 5.11
                                                                                                                2.09 - 32.59
                                                                                                           (24.19) - (23.90)
 Travelers Managed Allocation Series: Aggressive Subaccount                                                      2.69 - 6.31
                                                                                                                 2.09 - 6.45
 Travelers Managed Allocation Series: Conservative Subaccount                                                    0.19 - 0.48
                                                                                                                 0.49 - 3.20
 Travelers Managed Allocation Series: Moderate Subaccount                                                        1.31 - 3.63
                                                                                                                 1.86 - 4.71

                                                 Year              Unit Value       Net     Investment(1)   Expense Ratio(2)
                                                Ended    Units      Lowest to     Assets       Income          Lowest to
                                                Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)
                                                ------   ------    -----------    -------     ---------       -----------

The Travelers Series Trust (Continued)
 Travelers Managed Allocation Series:
   Moderate-Aggressive Subaccount                2006        --   1.103 - 1.113       --         2.21         1.40 - 2.35
                                                 2005     2,145   1.060 - 1.066    2,281         1.24         1.40 - 2.35
 Travelers Managed Allocation Series:
   Moderate-Conservative Subaccount              2006        --   1.052 - 1.060       --         3.49         1.40 - 2.15
                                                 2005     1,085   1.034 - 1.037    1,125         1.06         1.60 - 2.15
 Travelers Managed Income Subaccount             2006        --   1.009 - 1.209       --         2.08         1.40 - 2.40
                                                 2005    17,541   1.021 - 1.220   20,552         3.51         1.40 - 2.40
                                                 2004    18,061   1.032 - 1.220   21,423         4.56         1.40 - 2.40
                                                 2003    18,777   1.028 - 1.203   22,277         4.33         1.40 - 2.40
                                                 2002    16,233   1.114 - 1.125   18,202        12.18         1.40 - 1.80
 Travelers Mercury Large Cap Core Subaccount     2006        --   0.934 - 1.539       --         0.22         1.40 - 2.50
                                                 2005     8,221   0.881 - 1.451    7,504           --         1.40 - 2.20
                                                 2004     8,871   0.800 - 1.318    7,307         0.54         1.40 - 2.20
                                                 2003     9,898   0.703 - 1.158    7,115         0.68         1.40 - 2.20
                                                 2002    10,686   0.591 - 0.597    6,349         0.57         1.40 - 1.80
 Travelers MFS(R) Mid Cap Growth Subaccount      2006        --   0.595 - 1.573       --           --         1.40 - 2.40
                                                 2005    18,843   0.563 - 1.487   11,328           --         1.40 - 2.40
                                                 2004     4,552   0.556 - 1.469    2,719           --         1.40 - 2.00
                                                 2003     5,455   0.496 - 1.311    2,867           --         1.40 - 2.00
                                                 2002     5,589   0.369 - 0.372    2,075           --         1.40 - 1.80
 Travelers MFS(R) Total Return Subaccount        2006        --   1.043 - 1.407       --         1.31         1.40 - 2.50
                                                 2005    58,535   1.011 - 1.362   77,641         2.11         1.40 - 2.50
                                                 2004    60,986   1.172 - 1.342   80,430         2.82         1.40 - 2.40
                                                 2003    57,705   1.077 - 1.221   69,732         2.54         1.40 - 2.40
                                                 2002    48,479   1.052 - 1.062   51,310         6.58         1.40 - 1.80
 Travelers MFS(R) Value Subaccount               2006        --   1.120 - 1.274       --           --         1.40 - 2.40
                                                 2005     2,393   1.159 - 1.178    2,806         1.41         1.40 - 2.40
                                                 2004       727   1.117 - 1.122      814         2.63         1.40 - 2.05
 Travelers Mondrian International Stock
   Subaccount                                    2006        --   1.035 - 1.775       --         3.81         1.40 - 2.40
                                                 2005     6,045   0.902 - 1.547    6,404         0.06         1.40 - 2.40
                                                 2004     5,701   0.838 - 1.438    5,488         2.14         1.40 - 2.40
                                                 2003     2,651   0.737 - 1.265    2,111         2.59         1.40 - 2.20
                                                 2002     1,756   0.584 - 0.589    1,032         1.76         1.40 - 1.80
 Travelers Pioneer Fund Subaccount               2006        --   1.198 - 1.480       --         0.99         1.40 - 2.35
                                                 2005       485   1.132 - 1.394      646           --         1.40 - 2.35
                                                 2004       370   1.224 - 1.334      478         1.55         1.40 - 2.25
                                                 2003       138   1.129 - 1.217      167         2.03         1.40 - 2.20
 Travelers Pioneer Mid Cap Value Subaccount      2006        --   1.112 - 1.120       --           --         1.40 - 2.15
                                                 2005        99   1.059 - 1.063      105         0.38         1.40 - 2.15
 Travelers Pioneer Strategic Income
   Subaccount                                    2006        --   1.018 - 1.419       --           --         1.40 - 2.40
                                                 2005     4,072   1.009 - 1.404    5,370         5.44         1.40 - 2.40
                                                 2004     1,609   1.167 - 1.373    2,117         9.56         1.40 - 2.40
                                                 2003       978   1.239 - 1.255    1,226         8.67         1.40 - 1.80
                                                 2002     1,110   1.055 - 1.065    1,181        20.67         1.40 - 1.80
 Travelers Quality Bond Subaccount               2006        --   1.054 - 1.235       --         5.95         1.40 - 2.20
                                                 2005     4,761   1.066 - 1.245    5,846           --         1.40 - 2.20
                                                 2004     5,881   1.072 - 1.243    7,227         4.42         1.40 - 2.20
                                                 2003     7,405   1.061 - 1.220    8,977         4.28         1.40 - 2.20
                                                 2002     8,354   1.146 - 1.156    9,644         8.16         1.40 - 1.80
 Travelers Strategic Equity Subaccount           2006        --   0.756 - 1.428       --         0.36         1.40 - 2.25
                                                 2005    23,370   0.725 - 1.369   17,669         0.58         1.40 - 2.25
                                                 2004    27,286   0.724 - 1.366   20,373         1.38         1.40 - 2.20
                                                 2003    30,309   0.668 - 1.262   20,690           --         1.40 - 2.20
                                                 2002    31,794   0.513 - 0.519   16,433         0.55         1.40 - 1.80
 Travelers Style Focus Series: Small Cap
   Growth Subaccount                             2006        --   1.298 - 1.310       --         0.01         1.40 - 2.40
                                                 2005        19   1.130 - 1.137       22           --         1.40 - 2.40

                                                                                                            Total Return(3)
                                                                                                               Lowest to
                                                                                                              Highest (%)
                                                                                                              -----------

The Travelers Series Trust (Continued)
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount                                             1.66 - 4.41
                                                                                                                 1.53 - 6.21
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount                                         (0.09) - 2.03
                                                                                                                 0.39 - 3.08
 Travelers Managed Income Subaccount                                                                         (1.18) - (0.86)
                                                                                                               (1.54) - 0.00
                                                                                                                 0.39 - 2.27
                                                                                                               (0.10) - 6.93
                                                                                                                 0.36 - 0.81
 Travelers Mercury Large Cap Core Subaccount                                                                     2.69 - 6.29
                                                                                                                3.26 - 10.43
                                                                                                               10.13 - 14.54
                                                                                                                6.76 - 19.43
                                                                                                           (26.40) - (26.11)
 Travelers MFS(R) Mid Cap Growth Subaccount                                                                      5.52 - 5.98
                                                                                                                1.03 - 12.09
                                                                                                               11.85 - 12.52
                                                                                                               32.25 - 35.29
                                                                                                           (49.73) - (49.53)
 Travelers MFS(R) Total Return Subaccount                                                                        2.96 - 3.33
                                                                                                               (0.72) - 3.69
                                                                                                                 6.52 - 9.91
                                                                                                                0.19 - 20.09
                                                                                                             (6.98) - (6.60)
 Travelers MFS(R) Value Subaccount                                                                               5.56 - 8.15
                                                                                                                 0.70 - 4.99
                                                                                                                9.79 - 12.49
 Travelers Mondrian International Stock Subaccount                                                             14.59 - 14.95
                                                                                                                 6.88 - 8.51
                                                                                                                9.82 - 14.19
                                                                                                                2.29 - 33.40
                                                                                                           (14.49) - (14.14)
 Travelers Pioneer Fund Subaccount                                                                               5.83 - 6.17
                                                                                                                 1.71 - 4.50
                                                                                                                5.92 - 11.02
                                                                                                                0.09 - 18.94
 Travelers Pioneer Mid Cap Value Subaccount                                                                      5.00 - 5.36
                                                                                                               (0.94) - 6.30
 Travelers Pioneer Strategic Income Subaccount                                                                   0.72 - 1.07
                                                                                                                 0.63 - 2.50
                                                                                                                0.43 - 11.85
                                                                                                               17.44 - 17.84
                                                                                                                 3.94 - 4.41
 Travelers Quality Bond Subaccount                                                                           (1.13) - (0.80)
                                                                                                               (0.56) - 0.16
                                                                                                                 1.04 - 1.89
                                                                                                                 2.21 - 5.54
                                                                                                                 3.90 - 4.33
 Travelers Strategic Equity Subaccount                                                                           4.08 - 4.45
                                                                                                               (0.15) - 4.44
                                                                                                                5.88 - 11.34
                                                                                                                6.07 - 33.97
                                                                                                           (34.82) - (34.47)
 Travelers Style Focus Series: Small Cap Growth Subaccount                                                      2.83 - 15.22
                                                                                                               (0.61) - 9.69

5. FINANCIAL HIGHLIGHTS  --  (Concluded)

                                                 Year              Unit Value       Net     Investment(1)   Expense Ratio(2)
                                                Ended    Units      Lowest to     Assets       Income          Lowest to
                                                Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)
                                                ------   ------    -----------    -------     ---------       -----------

The Travelers Series Trust - (Continued)
 Travelers Style Focus Series: Small Cap
   Value Subaccount                              2006        --   1.261 - 1.274       --        0.01          1.40 - 2.40
                                                 2005        41   1.103 - 1.110       46        0.51          1.40 - 2.40
 Travelers U.S. Government Securities
   Subaccount                                    2006        --   1.036 - 1.044       --        6.82          1.40 - 1.80
                                                 2005        44   1.076 - 1.083       47          --          1.40 - 1.80
 Travelers Van Kampen Enterprise Subaccount      2006        --   0.718 - 1.336       --        0.03          1.40 - 2.25
                                                 2005     5,416   0.692 - 1.288    3,854        0.10          1.40 - 2.25
                                                 2004     6,298   0.653 - 1.216    4,194        0.53          1.40 - 2.25
                                                 2003     7,053   0.641 - 1.192    4,587        0.15          1.40 - 2.25
                                                 2002     7,590   0.519 - 0.524    3,965        0.72          1.40 - 1.80
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class
   II)                                           2006     3,156   1.245 - 1.683    4,164        1.38          1.40 - 2.20
                                                 2005     3,716   1.092 - 1.476    4,344        0.96          1.40 - 2.20
                                                 2004     3,828   1.068 - 1.444    4,340        0.78          1.40 - 2.20
                                                 2003     4,051   0.926 - 1.252    3,934        0.62          1.40 - 2.20
                                                 2002     2,582   0.721 - 0.726    1,869        0.41          1.40 - 1.80
 Van Kampen LIT Enterprise Subaccount (Class
   II)                                           2006       360   0.876 - 1.329      319        0.22          1.40 - 2.20
                                                 2005       521   0.835 - 1.288      467        0.51          1.40 - 2.20
                                                 2004       616   0.788 - 1.216      518        0.14          1.40 - 2.20
                                                 2003       665   0.773 - 1.193      548        0.22          1.40 - 2.20
                                                 2002       453   0.626 - 0.631      285        0.13          1.40 - 1.80
 Van Kampen LIT Strategic Growth Subaccount
   (Class I)                                     2006    17,726   0.774 - 1.351   14,168          --          1.40 - 2.40
                                                 2005    20,659   0.766 - 1.338   16,241        0.27          1.40 - 2.40
                                                 2004    24,100   0.722 - 1.262   17,717          --          1.40 - 2.40
                                                 2003    29,344   0.687 - 1.200   20,412          --          1.40 - 2.40
                                                 2002    33,251   0.549 - 0.555   18,375        0.37          1.40 - 1.80
Variable Insurance Products Fund
 VIP Contrafund(R) Subaccount (Service
   Class 2)                                      2006     6,101   1.256 - 1.770    8,145        0.98          1.40 - 2.20
                                                 2005     6,806   1.148 - 1.617    8,239        0.12          1.40 - 2.20
                                                 2004     5,749   1.002 - 1.411    6,075        0.21          1.40 - 2.20
                                                 2003     6,028   0.886 - 1.248    5,560        0.29          1.40 - 2.20
                                                 2002     5,617   0.703 - 0.710    3,981        0.68          1.40 - 1.80
 VIP Contrafund(R) Subaccount
   (Service Class)                               2006    19,733   1.243 - 1.781   29,608        1.12          1.40 - 2.50
                                                 2005    19,531   1.136 - 1.625   26,567        0.19          1.40 - 2.50
                                                 2004    17,607   1.143 - 1.416   20,698        0.25          1.40 - 2.40
                                                 2003    16,912   1.009 - 1.250   17,398        0.35          1.40 - 2.40
                                                 2002    16,898   0.800 - 0.808   13,602        0.73          1.40 - 1.80
 VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2)                             2006       233   1.235 - 1.542      300        0.24          1.40 - 1.80
                                                 2005       258   1.105 - 1.379      301          --          1.40 - 1.80
                                                 2004       176   0.932 - 1.164      175          --          1.40 - 1.80
                                                 2003       157   0.937 - 1.170      150          --          1.40 - 1.80
                                                 2002       112   0.764 - 0.769       86        0.25          1.40 - 1.80
 VIP Mid Cap Subaccount (Service
   Class 2)                                      2006     9,659   1.259 - 2.099   18,831        0.18          1.40 - 2.50
                                                 2005     9,578   1.142 - 1.901   16,969          --          1.40 - 2.40
                                                 2004     8,013   1.456 - 1.640   12,315          --          1.40 - 2.40
                                                 2003     5,541   1.196 - 1.339    6,985        0.16          1.40 - 2.40
                                                 2002     2,080   0.906 - 0.912    1,892        0.22          1.40 - 1.80

                                                                                                            Total Return(3)
                                                                                                               Lowest to
                                                                                                              Highest (%)
                                                                                                              -----------

The Travelers Series Trust - (Continued)
 Travelers Style Focus Series: Small Cap Value Subaccount                                                       3.42 - 14.77
                                                                                                              (0.63) - 11.87
 Travelers U.S. Government Securities Subaccount                                                             (3.72) - (3.60)
                                                                                                                 0.00 - 2.96
 Travelers Van Kampen Enterprise Subaccount                                                                      3.65 - 3.96
                                                                                                                 5.41 - 6.32
                                                                                                                1.51 - 10.51
                                                                                                                2.73 - 23.85
                                                                                                           (30.61) - (30.41)
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II)                                                                 13.58 - 14.38
                                                                                                                 1.82 - 2.68
                                                                                                               14.84 - 15.81
                                                                                                               25.58 - 31.61
                                                                                                            (20.86) - (9.85)
 Van Kampen LIT Enterprise Subaccount (Class II)                                                                 4.40 - 5.29
                                                                                                                 5.56 - 6.38
                                                                                                                 1.52 - 2.30
                                                                                                                9.05 - 23.93
                                                                                                           (30.91) - (30.51)
 Van Kampen LIT Strategic Growth Subaccount (Class I)                                                            0.41 - 1.40
                                                                                                                5.41 - 13.65
                                                                                                                1.56 - 10.17
                                                                                                                2.58 - 27.12
                                                                                                           (33.78) - (33.45)
Variable Insurance Products Fund
 VIP Contrafund(R) Subaccount (Service
   Class 2)                                                                                                      9.01 - 9.90
                                                                                                               14.14 - 15.01
                                                                                                               12.63 - 13.60
                                                                                                               26.03 - 32.17
                                                                                                           (11.24) - (10.80)
 VIP Contrafund(R) Subaccount
   (Service Class)                                                                                               8.88 - 9.99
                                                                                                                0.16 - 19.20
                                                                                                               11.87 - 13.69
                                                                                                                0.00 - 33.65
                                                                                                           (11.11) - (10.72)
 VIP Dynamic Capital Appreciation Subaccount (Service Class 2)                                                 11.76 - 12.17
                                                                                                               18.47 - 19.03
                                                                                                             (0.53) - (0.11)
                                                                                                               22.64 - 26.49
                                                                                                             (9.35) - (8.78)
 VIP Mid Cap Subaccount (Service
   Class 2)                                                                                                     3.20 - 10.85
                                                                                                              (0.28) - 17.96
                                                                                                               18.86 - 22.91
                                                                                                                2.66 - 46.33
                                                                                                           (11.61) - (10.36)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005

                                             AIM V.I. Core
                                                Equity           AIM V.I. Premier         AllianceBernstein
                                              Subaccount         Equity Subaccount        Growth and Income
                                              (Series I)            (Series I)          Subaccount (Class B)
                                           ----------------   ----------------------   ----------------------
                                              2006     2005      2006         2005        2006         2005
                                              ----     ----      ----         ----        ----         ----

Accumulation and annuity units
 beginning of year .....................          --     --    2,701,864   2,928,526    2,459,292   2,034,062
Accumulation units purchased and
 transferred from other funding options    2,335,777     --        8,765      37,262      107,067     655,044
Accumulation units redeemed and
 transferred to other funding options ..    (241,122)    --   (2,710,629)   (263,924)  (2,566,359)   (229,814)
Annuity units ..........................          --     --           --          --           --          --
                                           ---------    ---   ----------   ---------   ----------   ---------
Accumulation and annuity units end of
 year ..................................   2,094,655     --           --   2,701,864           --   2,459,292
                                           =========    ===   ==========   =========   ==========   =========

                                               AllianceBernstein           American Funds             American Funds
                                               Large-Cap Growth            Global Growth                  Growth
                                             Subaccount (Class B)       Subaccount (Class 2)       Subaccount (Class 2)
                                           ------------------------   -----------------------   -------------------------
                                               2006         2005         2006         2005          2006          2005
                                               ----         ----         ----         ----          ----          ----

Accumulation and annuity units
 beginning of year .....................    31,173,048   37,589,799   49,414,866   47,966,375   106,505,439   100,571,392
Accumulation units purchased and
 transferred from other funding options        247,176      533,658    5,126,890    5,908,076     7,438,851    14,933,003
Accumulation units redeemed and
 transferred to other funding options ..   (31,420,224)  (6,950,409)  (4,351,502)  (4,459,585)  (10,330,052)   (8,998,956)
Annuity units ..........................            --           --           --           --            --            --
                                           -----------   ----------   ----------   ----------   -----------   -----------
Accumulation and annuity units end of
 year ..................................            --   31,173,048   50,190,254   49,414,866   103,614,238   106,505,439
                                           ===========   ==========   ==========   ==========   ===========   ===========


                                                                                                   Credit Suisse
                                                American Funds                                         Trust
                                                Growth-Income          Capital Appreciation       Emerging Markets
                                             Subaccount (Class 2)           Subaccount               Subaccount
                                           -----------------------   ------------------------   -------------------
                                              2006         2005          2006         2005        2006       2005
                                              ----         ----          ----         ----        ----       ----

Accumulation and annuity units
 beginning of year .....................   97,605,047   91,850,045    11,608,507   12,066,615    847,806    899,078
Accumulation units purchased and
 transferred from other funding options     6,175,162   13,447,723       580,390    1,337,308    175,594    174,178
Accumulation units redeemed and
 transferred to other funding options ..   (9,275,068)  (7,692,721)  (12,188,897)  (1,795,416)  (185,781)  (225,450)
Annuity units ..........................           --           --            --           --         --         --
                                           ----------   ----------   -----------   ----------   --------   --------
Accumulation and annuity units end of
 year ..................................   94,505,141   97,605,047            --   11,608,507    837,619    847,806
                                           ==========   ==========   ===========   ==========   ========   ========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                         Dreyfus VIF             Dreyfus VIF
                                                  Delaware               Appreciation             Developing
                                             VIP REIT Subaccount          Subaccount          Leaders Subaccount
                                              (Standard Class)         (Initial Shares)        (Initial Shares)
                                           ----------------------   ---------------------   ---------------------
                                              2006         2005        2006        2005        2006        2005
                                              ----         ----        ----        ----        ----        ----

Accumulation and annuity units
 beginning of year .....................    2,686,182   2,442,819   1,661,622   2,012,153   4,312,595   4,965,067
Accumulation units purchased and                                                               68,011      84,354
 transferred from other funding options       177,357     896,139      35,383      92,849
Accumulation units redeemed and
 transferred to other funding options ..   (2,863,539)   (652,776)   (301,593)   (443,380)   (777,006)   (736,826)
Annuity units ..........................           --          --          --          --          --          --
                                           ----------   ---------   ---------   ---------   ---------   ---------
Accumulation and annuity units end of
 year ..................................           --   2,686,182   1,395,412   1,661,622   3,603,600   4,312,595
                                           ==========   =========   =========   =========   =========   =========

                                                                        FAMVS Mercury           FAMVS Mercury
                                                                      Global Allocation      Value Opportunities
                                                   DWS VIT                  V.I.                     V.I.
                                               Small Cap Index        Subaccount (Class       Subaccount (Class
                                             Subaccount (Class A)           III)                     III)
                                           -----------------------   ------------------     ---------------------
                                              2006         2005        2006       2005         2006        2005
                                              ----         ----        ----       ----         ----        ----

Accumulation and annuity units                                                                 940,172    368,005
 beginning of year .....................    4,824,507    5,507,684    480,178   162,270
Accumulation units purchased and
 transferred from other funding options       143,588      329,341    225,449   361,959        433,591    693,987
Accumulation units redeemed and
 transferred to other funding options ..   (1,174,558)  (1,012,518)  (705,627)  (44,051)    (1,373,763)  (121,820)
Annuity units ..........................           --           --         --        --             --         --
                                           ----------   ----------   --------   -------     ----------   --------
Accumulation and annuity units end of
 year ..................................    3,793,537    4,824,507         --   480,178             --    940,172
                                           ==========   ==========   ========   =======     ==========   ========

                                                                       FTVIPT Franklin              FTVIPT
                                              FTVIPT Franklin           Small-Mid Cap            Mutual Shares
                                             Income Securities        Growth Securities           Securities
                                            Subaccount (Class 2)     Subaccount (Class 2)    Subaccount (Class 2)
                                           ---------------------   -----------------------  ----------------------
                                              2006        2005        2006         2005        2006         2005
                                              ----        ----        ----         ----        ----         ----

Accumulation and annuity units                                                               8,024,490   6,210,127
 beginning of year .....................   1,900,195          --   10,844,985   11,930,980   1,530,913   2,645,134
Accumulation units purchased and
 transferred from other funding options    3,016,682   1,908,192      175,693      602,686
Accumulation units redeemed and
 transferred to other funding options ..    (680,119)     (7,997)  (1,932,967)  (1,688,681) (9,555,403)   (830,771)
Annuity units ..........................          --          --           --           --          --          --
                                           ---------   ---------   ----------   ----------  ----------   ---------
Accumulation and annuity units end of
 year ..................................   4,236,758   1,900,195    9,087,711   10,844,985          --   8,024,490
                                           =========   =========   ==========   ==========  ==========   =========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                              FTVIPT Templeton
                                             Developing Markets         FTVIPT Templeton         FTVIPT Templeton
                                            Securities Subaccount      Foreign Securities        Growth Securities
                                                  (Class 2)           Subaccount (Class 2)     Subaccount (Class 2)
                                           ----------------------   -----------------------   ----------------------
                                              2006         2005        2006         2005         2006         2005
                                              ----         ----        ----         ----         ----         ----

Accumulation and annuity units
 beginning of year .....................    3,303,010   1,831,096   19,191,641   16,123,965    3,431,515   1,548,915
Accumulation units purchased and
 transferred from other funding options     2,269,090   1,874,871    4,374,577    4,886,279      392,755   2,272,109
Accumulation units redeemed and
 transferred to other funding options ..   (1,264,104)   (402,957)  (2,402,907)  (1,818,603)  (3,824,270)   (389,509)
Annuity units ..........................           --          --           --           --           --          --
                                           ----------   ---------   ----------   ----------   ----------   ---------
Accumulation and annuity units end of
 year ..................................    4,307,996   3,303,010   21,163,311   19,191,641           --   3,431,515
                                           ==========   =========   ==========   ==========   ==========   =========

                                                                                            Janus Aspen Global
                                                                  Janus Aspen Balanced        Life Sciences
                                             High Yield Bond           Subaccount               Subaccount
                                               Subaccount           (Service Shares)         (Service Shares)
                                           ------------------   -----------------------   ---------------------
                                             2006       2005       2006         2005         2006        2005
                                             ----       ----       ----         ----         ----        ----

Accumulation and annuity units
 beginning of year .....................    323,438    20,544    4,377,208    5,333,987   1,622,218   2,001,657
Accumulation units purchased and
 transferred from other funding options       7,193   389,832       12,631      129,823      31,155      17,851
Accumulation units redeemed and
 transferred to other funding options ..   (330,631)  (86,938)  (4,389,839)  (1,086,602)   (285,575)   (397,290)
Annuity units ..........................         --        --           --           --          --          --
                                           --------   -------   ----------   ----------   ---------   ---------
Accumulation and annuity units end of
 year ..................................         --   323,438           --    4,377,208   1,367,798   1,622,218
                                           ========   =======   ==========   ==========   =========   =========

                                                Janus Aspen              Janus Aspen               Janus Aspen
                                             Global Technology          Mid Cap Growth          Worldwide Growth
                                                 Subaccount               Subaccount               Subaccount
                                              (Service Shares)         (Service Shares)         (Service Shares)
                                           ---------------------   -----------------------   ----------------------
                                              2006        2005        2006         2005         2006        2005
                                              ----        ----        ----         ----         ----        ----

Accumulation and annuity units
 beginning of year .....................   2,656,206   3,326,779   12,036,964   13,112,737   4,616,624    5,941,161
Accumulation units purchased and
 transferred from other funding options       44,443     222,108      668,034      325,935      46,272       80,897
Accumulation units redeemed and
 transferred to other funding options ..    (420,723)   (892,681)  (2,370,336)  (1,401,708)   (660,883)  (1,405,434)
Annuity units ..........................          --          --           --           --          --           --
                                           ---------   ---------   ----------   ----------   ---------   ----------
Accumulation and annuity units end of
 year ..................................   2,279,926   2,656,206   10,334,662   12,036,964   4,002,013    4,616,624
                                           =========   =========   ==========   ==========   =========   ==========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                                LMPIS Premier
                                              Lazard Retirement             LMPIS             Selections All Cap
                                                  Small Cap           Dividend Strategy             Growth
                                                 Subaccount               Subaccount              Subaccount
                                           ----------------------   ---------------------   ---------------------
                                              2006         2005        2006        2005        2006        2005
                                              ----         ----        ----        ----        ----        ----

Accumulation and annuity units
 beginning of year .....................    2,634,820   1,962,635   1,621,186   1,247,230   1,615,227   1,775,670
Accumulation units purchased and
 transferred from other funding options       287,469     941,951     141,063     531,291      53,811     137,425
Accumulation units redeemed and
 transferred to other funding options ..   (2,922,289)   (269,766)   (495,402)   (157,335)   (207,403)   (297,868)
Annuity units ..........................           --          --          --          --          --          --
                                           ----------   ---------   ---------   ---------   ---------   ---------
Accumulation and annuity units end of
 year ..................................           --   2,634,820   1,266,847   1,621,186   1,461,635   1,615,227
                                           ==========   =========   =========   =========   =========   =========

                                                   LMPVPV
                                              Small Cap Growth
                                               Opportunities            LMPVPI All Cap           LMPVPI Investors
                                                 Subaccount          Subaccount (Class I)      Subaccount (Class I)
                                           ---------------------   -----------------------   -----------------------
                                              2006        2005        2006         2005         2006         2005
                                              ----        ----        ----         ----         ----         ----

Accumulation and annuity units
 beginning of year .....................   2,421,526   2,237,985   18,893,674   21,027,045   11,201,914   12,330,506
Accumulation units purchased and
 transferred from other funding options      261,902     375,704      369,999      560,209      144,062      635,061
Accumulation units redeemed and
 transferred to other funding options ..    (695,898)   (192,163)  (2,717,295)  (2,693,580)  (2,359,036)  (1,763,653)
Annuity units ..........................          --          --           --           --           --           --
                                           ---------   ---------   ----------   ----------   ----------   ----------
Accumulation and annuity units end of
 year ..................................   1,987,530   2,421,526   16,546,378   18,893,674    8,986,940   11,201,914
                                           =========   =========   ==========   ==========   ==========   ==========

                                                  LMPVPI
                                             Large Cap Growth            LMPVPI                  LMPVPII
                                            Subaccount (Class       Small Cap Growth        Aggressive Growth
                                                    I)            Subaccount (Class I)     Subaccount (Class I)
                                           -------------------   ----------------------   ---------------------
                                             2006       2005        2006         2005        2006        2005
                                             ----       ----        ----         ----        ----        ----

Accumulation and annuity units
 beginning of year .....................    793,372    624,766    5,484,572   5,665,903   1,043,857     923,577
Accumulation units purchased and
 transferred from other funding options      89,664    272,076      537,370     725,732      47,032     270,257
Accumulation units redeemed and
 transferred to other funding options ..   (368,166)  (103,470)  (1,151,407)   (907,063)   (436,807)   (149,977)
Annuity units ..........................         --         --           --          --          --          --
                                           --------   --------   ----------   ---------   ---------   ---------
Accumulation and annuity units end of
 year ..................................    514,870    793,372    4,870,535   5,484,572     654,082   1,043,857
                                           ========   ========   ==========   =========   =========   =========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                   LMPVPII             LMPVPII Diversified               LMPVPII
                                                 Appreciation            Strategic Income             Equity Index
                                                  Subaccount                Subaccount            Subaccount (Class I)
                                           -----------------------   -----------------------   --------------------------
                                              2006         2005         2006         2005          2006           2005
                                              ----         ----         ----         ----          ----           ----

Accumulation and annuity units
 beginning of year .....................   24,354,907   25,167,949   13,581,327   15,045,743    802,906,459   827,616,804
Accumulation units purchased and
 transferred from other funding options       699,436    2,144,263       60,889      472,043      5,743,860    30,710,633
Accumulation units redeemed and
 transferred to other funding options ..   (2,549,439)  (2,957,305)  (1,806,681)  (1,936,459)  (111,701,982)  (55,420,978)
Annuity units ..........................           --           --           --           --             --            --
                                           ----------   ----------   ----------   ----------   ------------   -----------
Accumulation and annuity units end of
 year ..................................   22,504,904   24,354,907   11,835,535   13,581,327    696,948,337   802,906,459
                                           ==========   ==========   ==========   ==========   ============   ===========

                                                                                                     LMPVPII
                                                   LMPVPII                   LMPVPII            Growth and Income
                                                 Equity Index           Fundamental Value       Subaccount (Class
                                            Subaccount (Class II)           Subaccount                 I)
                                           -----------------------   -----------------------   ------------------
                                              2006         2005         2006         2005        2006      2005
                                              ----         ----         ----         ----        ----      ----

Accumulation and annuity units
 beginning of year .....................   26,715,181   30,095,017   33,539,136   37,665,672   627,998    706,787
Accumulation units purchased and
 transferred from other funding options       765,926    1,158,228      582,762    1,211,293    15,613     45,613
Accumulation units redeemed and
 transferred to other funding options ..   (3,362,405)  (4,538,064)  (5,282,389)  (5,337,829)  (78,483)  (124,402)
Annuity units ..........................           --           --           --           --        --         --
                                           ----------   ----------   ----------   ----------   -------   --------
Accumulation and annuity units end of
 year ..................................   24,118,702   26,715,181   28,839,509   33,539,136   565,128    627,998
                                           ==========   ==========   ==========   ==========   =======   ========

                                                  LMPVPIII
                                              Adjustable Rate              LMPVPIII                    LMPVPIII
                                                   Income             Aggressive Growth              High Income
                                                 Subaccount               Subaccount                  Subaccount
                                           ---------------------   -----------------------     -----------------------
                                              2006        2005        2006         2005           2006         2005
                                              ----        ----        ----         ----           ----         ----

Accumulation and annuity units
 beginning of year .....................   3,870,652   3,036,755   54,850,372   59,849,267     17,664,790   19,445,263
Accumulation units purchased and
 transferred from other funding options      684,349   1,449,473    1,991,251    3,182,426        593,320    1,791,078
Accumulation units redeemed and
 transferred to other funding options ..    (821,180)   (615,576)  (8,472,473)  (8,181,321)    (2,583,970)  (3,571,551)
Annuity units ..........................          --          --           --           --             --           --
                                           ---------   ---------   ----------   ----------     ----------   ----------
Accumulation and annuity units end of
 year ..................................   3,733,821   3,870,652   48,369,150   54,850,372     15,674,140   17,664,790
                                           =========   =========   ==========   ==========     ==========   ==========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                  LMPVPIII
                                                International               LMPVPIII                   LMPVPIII
                                               All Cap Growth           Large Cap Growth           Large Cap Value
                                                 Subaccount                Subaccount                 Subaccount
                                           ----------------------   -----------------------    -----------------------
                                              2006        2005         2006         2005          2006         2005
                                              ----        ----         ----         ----          ----         ----

Accumulation and annuity units
 beginning of year .....................   7,391,529    8,715,100   39,491,739   43,791,858    16,048,036   19,248,007
Accumulation units purchased and
 transferred from other funding options      197,335      117,669      860,049    1,869,762       243,693      108,823
Accumulation units redeemed and
 transferred to other funding options ..    (975,741)  (1,441,240)  (5,646,596)  (6,169,881)   (1,887,618)  (3,308,794)
Annuity units ..........................          --           --           --           --            --           --
                                           ---------   ----------   ----------   ----------    ----------   ----------
Accumulation and annuity units end of
 year ..................................   6,613,123    7,391,529   34,705,192   39,491,739    14,404,111   16,048,036
                                           =========   ==========   ==========   ==========    ==========   ==========

                                                                                                     LMPVPIV Multiple
                                                   LMPVPIII                   LMPVPIII            Discipline Subaccount-
                                                 Mid Cap Core               Money Market                   All
                                                  Subaccount                 Subaccount            Cap Growth and Value
                                           -----------------------   -------------------------   -----------------------
                                              2006         2005          2006          2005         2006         2005
                                              ----         ----          ----          ----         ----         ----

Accumulation and annuity units
 beginning of year .....................   13,956,724   15,650,757    25,021,233    28,307,237   26,340,134   25,718,317
Accumulation units purchased and
 transferred from other funding options        91,797      475,237    15,530,746    10,847,220    1,044,457    5,065,852
Accumulation units redeemed and
 transferred to other funding options ..   (2,439,231)  (2,169,270)  (11,167,965)  (14,133,224)  (4,361,259)  (4,444,035)
Annuity units ..........................           --           --            --            --           --           --
                                           ----------   ----------   -----------   -----------   ----------   ----------
Accumulation and annuity units end of
 year ..................................   11,609,290   13,956,724    29,384,014    25,021,233   23,023,332   26,340,134
                                           ==========   ==========   ===========   ===========   ==========   ==========

                                                   LMPVPIV                  LMPVPIV
                                             Multiple Discipline      Multiple Discipline           LMPVPIV
                                             Subaccount-Balanced       Subaccount-Global      Multiple Discipline
                                              All Cap Growth and              All               Subaccount-Large
                                                    Value             Cap Growth and Value    Cap Growth and Value
                                           -----------------------   ---------------------   ---------------------
                                              2006         2005         2006        2005        2006        2005
                                              ----         ----         ----        ----        ----        ----

Accumulation and annuity units
 beginning of year .....................   22,404,754   20,181,681   6,569,949   4,206,505   2,947,979   2,708,243
Accumulation units purchased and
 transferred from other funding options     1,569,541    5,006,705     519,632   2,751,402     200,751     459,556
Accumulation units redeemed and
 transferred to other funding options ..   (2,451,630)  (2,783,632)   (983,884)   (387,958)   (349,651)   (219,820)
Annuity units ..........................           --           --          --          --          --          --
                                           ----------   ----------   ---------   ---------   ---------   ---------
Accumulation and annuity units end of
 year ..................................   21,522,665   22,404,754   6,105,697   6,569,949   2,799,079   2,947,979
                                           ==========   ==========   =========   =========   =========   =========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                Lord Abbett
                                             Growth and Income           Lord Abbett
                                             Subaccount (Class          Mid-Cap Value         Managed Assets
                                                    VC)             Subaccount (Class VC)       Subaccount
                                           ---------------------   ----------------------   ------------------
                                              2006        2005        2006         2005       2006       2005
                                              ----        ----        ----         ----       ----       ----

Accumulation and annuity units
 beginning of year .....................   5,440,430   3,428,871    7,588,906   5,149,031    106,994    38,732
Accumulation units purchased and
 transferred from other funding options    1,029,178   2,606,238      515,269   3,335,702         --    68,289
Accumulation units redeemed and
 transferred to other funding options ..    (506,905)   (594,679)  (1,200,626)   (895,827)  (106,994)      (27)
Annuity units ..........................          --          --           --          --         --        --
                                           ---------   ---------   ----------   ---------   --------   -------
Accumulation and annuity units end of
 year ..................................   5,962,703   5,440,430    6,903,549   7,588,906         --   106,994
                                           =========   =========   ==========   =========   ========   =======

                                                 MIST
                                             Batterymarch      MIST BlackRock     MIST BlackRock
                                             Mid-Cap Stock       High Yield       Large-Cap Core
                                              Subaccount         Subaccount         Subaccount
                                               (Class A)          (Class A)          (Class A)
                                           ----------------   ----------------   ----------------
                                              2006     2005      2006     2005      2006     2005
                                              ----     ----      ----     ----      ----     ----

Accumulation and annuity units
 beginning of year .....................          --     --          --     --          --     --
Accumulation units purchased and
 transferred from other funding options    2,113,080     --   1,836,626     --   8,512,799     --
Accumulation units redeemed and
 transferred to other funding options ..    (411,159)    --    (208,044)    --    (768,255)    --
Annuity units ..........................          --     --          --     --          --     --
                                           ---------    ---   ---------    ---   ---------    ---
Accumulation and annuity units end of
 year ..................................   1,701,921     --   1,628,582     --   7,744,544     --
                                           =========    ===   =========    ===   =========    ===

                                             MIST Dreman        MIST Harris          MIST Janus
                                              Small-Cap           Oakmark             Capital
                                                Value          International        Appreciation
                                              Subaccount        Subaccount           Subaccount
                                              (Class A)          (Class A)           (Class A)
                                           ---------------   ----------------    -----------------
                                             2006     2005      2006     2005       2006      2005
                                             ----     ----      ----     ----       ----      ----

Accumulation and annuity units
 beginning of year .....................         --     --          --     --            --     --
Accumulation units purchased and
 transferred from other funding options     737,777     --   7,602,498     --    11,246,145     --
Accumulation units redeemed and
 transferred to other funding options ..   (203,092)    --    (892,087)    --    (2,187,648)    --
Annuity units ..........................         --     --          --     --            --     --
                                           --------    ---   ---------    ---    ----------    ---
Accumulation and annuity units end of
 year ..................................    534,685     --   6,710,411     --     9,058,497     --
                                           ========    ===   =========    ===    ==========    ===

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                              MIST Legg
                                                Mason
                                              Partners          MIST Lord        MIST Lord Abbett
                                               Managed           Abbett             Growth and
                                               Assets        Bond Debenture           Income
                                             Subaccount        Subaccount           Subaccount
                                              (Class A)         (Class A)           (Class B)
                                           --------------   ----------------    -----------------
                                             2006    2005      2006     2005       2006      2005
                                             ----    ----      ----     ----       ----      ----

Accumulation and annuity units
 beginning of year .....................        --     --          --     --            --     --
Accumulation units purchased and
 transferred from other funding options    209,763     --   2,800,720     --    17,984,101     --
Accumulation units redeemed and
 transferred to other funding options ..    (6,667)    --    (364,936)    --    (1,818,913)    --
Annuity units ..........................        --     --          --     --            --     --
                                           -------    ---   ---------    ---    ----------    ---
Accumulation and annuity units end of
 year ..................................   203,096     --   2,435,784     --    16,165,188     --
                                           =======    ===   =========    ===    ==========    ===

                                              MIST Lord       MIST Met/AIM       MIST Met/AIM
                                               Abbett            Capital           Small Cap
                                            Mid-Cap Value     Appreciation          Growth
                                             Subaccount        Subaccount         Subaccount
                                              (Class B)         (Class A)          (Class A)
                                           --------------   ----------------    --------------
                                             2006    2005      2006     2005      2006    2005
                                             ----    ----      ----     ----      ----    ----

Accumulation and annuity units
 beginning of year .....................        --     --          --     --         --     --
Accumulation units purchased and
 transferred from other funding options    672,783     --   2,016,323     --    139,711     --
Accumulation units redeemed and
 transferred to other funding options ..   (94,821)    --    (556,546)    --    (12,412)    --
Annuity units ..........................        --     --          --     --         --     --
                                           -------    ---   ---------    ---    -------    ---
Accumulation and annuity units end of
 year ..................................   577,962     --   1,459,777     --    127,299     --
                                           =======    ===   =========    ===    =======    ===

                                                               MIST Neuberger
                                              MIST MFS(R)        Berman Real      MIST Pioneer
                                                 Value             Estate             Fund
                                              Subaccount         Subaccount        Subaccount
                                               (Class A)          (Class A)         (Class A)
                                           ----------------   ----------------   --------------
                                              2006     2005      2006     2005     2006    2005
                                              ----     ----      ----     ----     ----    ----

Accumulation and annuity unitsbeginning
 of year ...............................          --     --          --     --        --     --
Accumulation units purchased and
 transferred from other funding options    4,831,452     --   7,913,721     --   501,755     --
Accumulation units redeemed and
 transferred to other funding options ..    (386,182)    --    (764,542)    --   (83,320)    --
Annuity units ..........................          --     --          --     --        --     --
                                           ---------    ---   ---------    ---   -------    ---
Accumulation and annuity units end of
 year ..................................   4,445,270     --   7,149,179     --   418,435     --
                                           =========    ===   =========    ===   =======    ===

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                            MIST Pioneer      MIST Pioneer        MIST Third
                                               Mid-Cap          Strategic        Avenue Small
                                                Value            Income            Cap Value
                                             Subaccount        Subaccount         Subaccount
                                              (Class A)         (Class A)          (Class B)
                                           --------------   ----------------   ----------------
                                             2006    2005      2006     2005      2006     2005
                                             ----    ----      ----     ----      ----     ----

Accumulation and annuity units
beginning of year ......................        --     --          --     --          --     --
Accumulation units purchased and
transferred from other funding options .   194,201     --   4,934,595     --   6,777,485     --
Accumulation units redeemed and
transferred to other funding options ...   (10,291)    --    (361,430)    --
Annuity units ..........................        --     --          --     --    (542,945)    --
Accumulation and annuity units                                                        --     --
end of year ............................   183,910     --   4,573,165     --   6,234,540     --
                                           =======    ===   =========    ===   =========    ===

                                             MSF BlackRock
                                               Aggressive        MSF BlackRock      MSF BlackRock
                                                 Growth           Bond Income        Bond Income
                                               Subaccount         Subaccount          Subaccount
                                               (Class D)           (Class A)          (Class E)
                                           -----------------   ----------------   -----------------
                                              2006      2005      2006     2005      2006      2005
                                              ----      ----      ----     ----      ----      ----

Accumulation and annuity units
 beginning of year .....................           --     --          --     --           --     --
Accumulation units purchased and
 transferred from other funding options    18,288,370     --   4,657,549     --   17,756,579     --
Accumulation units redeemed and
 transferred to other funding options ..   (2,922,719)    --    (461,080)    --   (2,255,825)    --
Annuity units ..........................           --     --          --     --           --     --
                                           ----------    ---   ---------    ---   ----------    ---
Accumulation and annuity units end of
 year ..................................   15,365,651     --   4,196,469     --   15,500,754     --
                                           ==========    ===   =========    ===   ==========    ===

                                                                   MSF Capital
                                              MSF BlackRock         Guardian             MSF FI
                                              Money Market         U.S. Equity         Large Cap
                                            Subaccount (Class      Subaccount          Subaccount
                                                   A)               (Class A)          (Class A)
                                           ------------------   ----------------   -----------------
                                               2006      2005      2006     2005      2006      2005
                                               ----      ----      ----     ----      ----      ----

Accumulation and annuity units
 beginning of year .....................            --     --          --     --           --     --
Accumulation units purchased and
 transferred from other funding options     49,981,457     --   5,297,761     --   31,209,098     --
Accumulation units redeemed and
 transferred to other funding options ..   (32,426,915)    --    (491,479)    --   (3,884,998)    --
Annuity units ..........................            --     --          --     --           --     --
                                           -----------    ---   ---------    ---   ----------    ---
Accumulation and annuity units end of
 year ..................................    17,554,542     --   4,806,282     --   27,324,100     --
                                           ===========    ===   =========    ===   ==========    ===

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                  MSF MetLife        MSF MetLife
                                                 MSF FI           Aggressive        Conservative
                                             Value Leaders        Allocation         Allocation
                                               Subaccount         Subaccount         Subaccount
                                               (Class D)           (Class B)          (Class B)
                                           -----------------   ----------------   ----------------
                                              2006      2005      2006     2005      2006     2005
                                              ----      ----      ----     ----      ----     ----

Accumulation and annuity units
 beginning of year .....................           --     --          --     --          --     --
Accumulation units purchased and
 transferred from other funding options    19,188,589     --   1,295,460     --   1,302,715     --
Accumulation units redeemed and
 transferred to other funding options ..   (1,721,291)    --    (270,037)    --    (117,868)    --
Annuity units ..........................           --     --          --     --          --     --
                                           ----------    ---   ---------    ---   ---------    ---
Accumulation and annuity units end of
 year ..................................   17,467,298     --   1,025,423     --   1,184,847     --
                                           ==========    ===   =========    ===   =========    ===

                                              MSF MetLife                            MSF MetLife
                                            Conservative to      MSF MetLife         Moderate to
                                               Moderate           Moderate           Aggressive
                                              Allocation         Allocation          Allocation
                                              Subaccount         Subaccount          Subaccount
                                               (Class B)          (Class B)           (Class B)
                                           ----------------   ----------------    ----------------
                                              2006     2005      2006     2005       2006     2005
                                              ----     ----      ----     ----       ----     ----

Accumulation and annuity units
 beginning of year .....................          --     --          --     --           --     --
Accumulation units purchased and
 transferred from other funding options    1,562,746     --   4,770,029     --    4,133,627     --
Accumulation units redeemed and
 transferred to other funding options ..     (66,491)    --    (563,541)    --     (425,392)    --
Annuity units ..........................          --     --          --     --           --     --
                                           ---------    ---   ---------    ---    ---------    ---
Accumulation and annuity units end of
 year ..................................   1,496,255     --   4,206,488     --    3,708,235     --
                                           =========    ===   =========    ===    =========    ===

                                                                 MSF Morgan
                                               MSF MFS(R)         Stanley          MSF Oppenheimer
                                              Total Return       EAFE Index         Global Equity
                                               Subaccount        Subaccount          Subaccount
                                               (Class F)         (Class A)            (Class B)
                                           -----------------   -------------      ----------------
                                              2006      2005    2006    2005         2006     2005
                                              ----      ----    ----    ----         ----     ----

Accumulation and annuity units
 beginning of year .....................           --     --       --     --             --     --
Accumulation units purchased and
 transferred from other funding options    60,619,676     --   73,308     --      7,374,402     --
Accumulation units redeemed and
 transferred to other funding options ..   (4,678,871)    --      (33)    --       (731,491)    --
Annuity units ..........................       99,755     --       --     --             --     --
                                           ----------    ---   ------    ---      ---------    ---
Accumulation and annuity units end of
 year ..................................   56,040,560     --   73,275     --      6,642,911     --
                                           ==========    ===   ======    ===      =========    ===

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                 MSF Western        MSF Western
                                                                    Asset              Asset
                                              MSF T. Rowe         Management        Management
                                                 Price            High Yield           U.S.
                                            Large Cap Growth         Bond           Government
                                               Subaccount         Subaccount        Subaccount
                                               (Class B)          (Class A)          (Class A)
                                           -----------------   ---------------    --------------
                                              2006      2005     2006     2005      2006    2005
                                              ----      ----     ----     ----      ----    ----

Accumulation and annuity units
 beginning of year .....................           --     --         --     --         --     --
Accumulation units purchased and
 transferred from other funding options    23,184,076     --    357,827     --    124,433     --
Accumulation units redeemed and
 transferred to other funding options ..   (3,014,880)    --   (203,119)    --    (72,368)    --
Annuity units ..........................           --     --         --     --         --     --
                                           ----------    ---   --------    ---    -------    ---
Accumulation and annuity units end of
 year ..................................   20,169,196     --    154,708     --     52,065     --
                                           ==========    ===   ========    ===    =======    ===

                                                                         Oppenheimer
                                                                            Main
                                                                          Street/VA
                                                                         Subaccount             PIMCO VIT
                                                 Money Market             (Service        Real Return Subaccount
                                                  Subaccount               Shares)        (Administrative Class)
                                           ------------------------   ----------------   -----------------------
                                               2006         2005        2006     2005       2006         2005
                                               ----         ----        ----     ----       ----         ----

Accumulation and annuity units
 beginning of year .....................    10,828,159    9,989,454    88,638   13,851    6,401,192    5,123,276
Accumulation units purchased and
 transferred from other funding options     10,338,288    8,333,023     1,691   75,132    1,464,434    2,754,536
Accumulation units redeemed and
 transferred to other funding options ..   (21,166,447)  (7,494,318)  (90,329)    (345)  (1,485,200)  (1,476,620)
Annuity units ..........................            --           --        --       --           --           --
                                           -----------   ----------   -------   ------   ----------   ----------
Accumulation and annuity units end of
 year ..................................            --   10,828,159        --   88,638    6,380,426    6,401,192
                                           ===========   ==========   =======   ======   ==========   ==========

                                                  PIMCO VIT              Putnam VT             Putnam VT
                                                 Total Return         Discovery Growth    International Equity
                                                  Subaccount             Subaccount        Subaccount (Class
                                            (Administrative Class)       (Class IB)               IB)
                                           -----------------------   -----------------   ---------------------
                                              2006         2005        2006      2005       2006        2005
                                              ----         ----        ----      ----       ----        ----

Accumulation and annuity units
 beginning of year .....................   43,916,918   44,261,560   408,357   427,366   3,917,056   4,207,130
Accumulation units purchased and
 transferred from other funding options     4,333,356    5,898,957    45,733     9,152   1,157,070     686,601
Accumulation units redeemed and
 transferred to other funding options ..   (6,737,812)  (6,243,599)  (18,335)  (28,161)   (719,732)   (976,675)
Annuity units ..........................           --           --        --        --          --          --
                                           ----------   ----------   -------   -------   ---------   ---------
Accumulation and annuity units end of
 year ..................................   41,512,462   43,916,918   435,755   408,357   4,354,394   3,917,056
                                           ==========   ==========   =======   =======   =========   =========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                  Putnam VT               Travelers AIM
                                               Small Cap Value        Capital Appreciation     Travelers Convertible
                                            Subaccount (Class IB)          Subaccount          Securities Subaccount
                                           -----------------------   ----------------------   -----------------------
                                              2006         2005         2006         2005        2006         2005
                                              ----         ----         ----         ----        ----         ----

Accumulation and annuity units
 beginning of year .....................    7,054,453    6,802,619    1,928,979   1,792,321    2,915,642    3,786,690
Accumulation units purchased and
 transferred from other funding options       630,959    2,509,814       33,899     310,738       25,373      214,800
Accumulation units redeemed and
 transferred to other funding options ..   (1,453,021)  (2,257,980)  (1,962,878)   (174,080)  (2,941,015)  (1,085,848)
Annuity units ..........................           --           --           --          --           --           --
                                           ----------   ----------   ----------   ---------   ----------   ----------
Accumulation and annuity units end of
 year ..................................    6,232,391    7,054,453           --   1,928,979           --    2,915,642
                                           ==========   ==========   ==========   =========   ==========   ==========

                                            Travelers Disciplined
                                                Mid Cap Stock           Travelers Equity         Travelers Federated
                                                 Subaccount             Income Subaccount       High Yield Subaccount
                                           ----------------------   ------------------------   ----------------------
                                              2006         2005         2006         2005         2006         2005
                                              ----         ----         ----         ----         ----         ----

Accumulation and annuity units
 beginning of year .....................    2,135,907   2,216,241    19,696,296   20,678,992    1,960,153   2,441,378
Accumulation units purchased and
 transferred from other funding options         9,168     232,636       313,501    1,410,639        3,565     201,398
Accumulation units redeemed and
 transferred to other funding options ..   (2,145,075)   (312,970)  (20,009,797)  (2,393,335)          --   1,960,153
Annuity units ..........................           --          --            --           --   ==========   =========
                                           ----------   ---------   -----------   ----------
Accumulation and annuity units end of
 year ..................................           --   2,135,907            --   19,696,296           --   1,960,153
                                           ==========   =========   ===========   ==========   ==========   =========

                                                                                                Travelers
                                                                                                 Managed
                                                                                                Allocation
                                                Travelers                                        Series:
                                                Federated           Travelers Large Cap         Aggressive
                                             Stock Subaccount           Subaccount              Subaccount
                                           -------------------   ------------------------   -----------------
                                             2006       2005         2006         2005        2006      2005
                                             ----       ----         ----         ----        ----      ----

Accumulation and annuity units
 beginning of year .....................    860,509    984,580    10,836,893   12,721,965     99,159       --
Accumulation units purchased and
 transferred from other funding options         644     59,566        35,780      801,631    583,264   99,210
Accumulation units redeemed and
 transferred to other funding options ..   (861,153)  (183,637)  (10,872,673)  (2,686,703)  (682,423)     (51)
Annuity units ..........................         --         --            --           --         --       --
                                           --------   --------   -----------   ----------   --------   ------
Accumulation and annuity units end of
 year ..................................         --    860,509            --   10,836,893         --   99,159
                                           ========   ========   ===========   ==========   ========   ======

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                            Travelers Managed
                                               Allocation                                   Travelers Managed
                                                 Series:           Travelers Managed       Allocation Series:
                                              Conservative        Allocation Series:       Moderate-Aggressive
                                               Subaccount         Moderate Subaccount          Subaccount
                                           ------------------   ----------------------   ----------------------
                                             2006       2005       2006         2005        2006         2005
                                             ----       ----       ----         ----        ----         ----

Accumulation and annuity units
 beginning of year .....................    808,262        --    1,282,085          --    2,144,609          --
Accumulation units purchased and
 transferred from other funding options      35,164   809,842    1,667,740   1,380,925      423,266   2,151,262
Accumulation units redeemed and
 transferred to other funding options ..   (843,426)   (1,580)  (2,949,825)    (98,840)  (2,567,875)     (6,653)
Annuity units ..........................         --        --           --          --           --          --
                                           --------   -------   ----------   ---------   ----------   ---------
Accumulation and annuity units end of
 year ..................................         --   808,262           --   1,282,085           --   2,144,609
                                           ========   =======   ==========   =========   ==========   =========

                                              Travelers Managed
                                             Allocation Series:                                   Travelers Mercury
                                            Moderate-Conservative       Travelers Managed           Large Cap Core
                                                 Subaccount             Income Subaccount             Subaccount
                                           ----------------------   ------------------------   -----------------------
                                              2006         2005         2006         2005         2006         2005
                                              ----         ----         ----         ----         ----         ----

Accumulation and annuity units
 beginning of year .....................    1,085,277          --    17,541,124   18,060,928    8,221,162    8,871,230
Accumulation units purchased and
 transferred from other funding options       311,742   1,091,151       129,502    1,420,712      263,043      567,909
Accumulation units redeemed and
 transferred to other funding options ..   (1,397,019)     (5,874)  (17,670,626)  (1,940,516)  (8,484,205)  (1,217,977)
Annuity units ..........................           --          --            --           --           --           --
                                           ----------   ---------   -----------   ----------   ----------   ----------
Accumulation and annuity units end of
 year ..................................           --   1,085,277            --   17,541,124           --    8,221,162
                                           ==========   =========   ===========   ==========   ==========   ==========

                                             Travelers MFS(R) Mid
                                                      Cap              Travelers MFS(R) Total       Travelers MFS(R)
                                               Growth Subaccount          Return Subaccount         Value Subaccount
                                           ------------------------   ------------------------   ----------------------
                                               2006         2005          2006         2005         2006         2005
                                               ----         ----          ----         ----         ----         ----

Accumulation and annuity units
 beginning of year .....................    18,843,106    4,552,107    58,534,922   60,985,822    2,393,242     726,588
Accumulation units purchased and
 transferred from other funding options        273,854   18,639,426       984,487    7,102,627      596,870   1,958,132
Accumulation units redeemed and
 transferred to other funding options ..   (19,116,960)  (4,348,427)  (59,400,556)  (9,532,713)  (2,990,112)   (291,478)
Annuity units ..........................            --           --      (118,853)     (20,814)          --          --
                                           -----------   ----------   -----------   ----------   ----------   ---------
Accumulation and annuity units end of
 year ..................................            --   18,843,106            --   58,534,922           --   2,393,242
                                           ===========   ==========   ===========   ==========   ==========   =========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                             Travelers Mondrian          Travelers        Travelers Pioneer
                                             International Stock       Pioneer Fund         Mid Cap Value
                                                 Subaccount             Subaccount           Subaccount
                                           ----------------------   ------------------   ------------------
                                              2006         2005       2006       2005      2006       2005
                                              ----         ----       ----       ----      ----       ----

Accumulation and annuity units
 beginning of year .....................    6,045,205   5,701,421    485,417   369,884     98,641        --
Accumulation units purchased and
 transferred from other funding options       283,692   1,269,712      6,867   140,649     28,054   102,670
Accumulation units redeemed and
 transferred to other funding options ..   (6,328,897)   (925,928)  (492,284)  (25,116)  (126,695)   (4,029)
Annuity units ..........................           --          --         --        --         --        --
                                           ----------   ---------   --------   -------   --------   -------
Accumulation and annuity units end of
 year ..................................           --   6,045,205         --   485,417         --    98,641
                                           ==========   =========   ========   =======   ========   =======

                                              Travelers Pioneer            Travelers                  Travelers
                                              Strategic Income            Quality Bond            Strategic Equity
                                                 Subaccount                Subaccount                Subaccount
                                           ----------------------   -----------------------   ------------------------
                                              2006         2005        2006         2005          2006         2005
                                              ----         ----        ----         ----          ----         ----

Accumulation and annuity units                                                                 23,369,994   27,286,167
 beginning of year .....................    4,071,642   1,609,269    4,761,031    5,881,467        46,902      449,897
Accumulation units purchased and
 transferred from other funding options       327,584   2,792,636       19,538      159,744
Accumulation units redeemed and
 transferred to other funding options ..   (4,399,226)   (330,263)  (4,780,569)  (1,280,180)  (23,416,896)  (4,366,070)
Annuity units ..........................           --          --           --           --            --           --
                                           ----------   ---------   ----------   ----------   -----------   ----------
Accumulation and annuity units end of
 year ..................................           --   4,071,642           --    4,761,031            --   23,369,994
                                           ==========   =========   ==========   ==========   ===========   ==========

                                               Travelers
                                              Style Focus         Travelers
                                                Series:          Style Focus           Travelers
                                               Small Cap           Series:          U.S. Government
                                                Growth         Small Cap Value        Securities
                                              Subaccount         Subaccount           Subaccount
                                           ----------------   ----------------    ------------------
                                             2006     2005      2006     2005       2006      2005
                                             ----     ----      ----     ----       ----      ----

Accumulation and annuity units
 beginning of year .....................    19,474       --    41,312       --     43,968         --
Accumulation units purchased and
 transferred from other funding options     45,475   19,477    56,914   41,324     30,130    185,949
Accumulation units redeemed and
 transferred to other funding options ..   (64,949)      (3)  (98,226)     (12)   (74,098)  (141,981)
Annuity units ..........................        --       --        --       --         --         --
                                           -------   ------   -------   ------    -------   --------
Accumulation and annuity units end of
 year ..................................        --   19,474        --   41,312         --     43,968
                                           =======   ======   =======   ======    =======   ========

                NOTES TO FINANCIAL STATEMENTS  --  (Concluded)

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Concluded)

                                                                          Van Kampen             Van Kampen
                                                  Travelers              LIT Comstock          LIT Enterprise
                                            Van Kampen Enterprise     Subaccount (Class      Subaccount (Class
                                                 Subaccount                  II)                    II)
                                           ----------------------   ---------------------   -------------------
                                              2006         2005        2006        2005       2006       2005
                                              ----         ----        ----        ----       ----       ----

Accumulation and annuity units
 beginning of year .....................    5,415,966   6,298,490   3,715,783   3,828,102    520,892    615,857
Accumulation units purchased and
 transferred from other funding options         8,994      62,441     153,696     406,147      2,273     28,425
Accumulation units redeemed and
 transferred to other funding options ..   (5,424,960)   (944,965)   (713,220)   (518,466)  (163,404)  (123,390)
Annuity units ..........................           --          --          --          --         --         --
                                           ----------   ---------   ---------   ---------   --------   --------
Accumulation and annuity units end of
 year ..................................           --   5,415,966   3,156,259   3,715,783    359,761    520,892
                                           ==========   =========   =========   =========   ========   ========

                                                  Van Kampen            VIP Contrafund(R)         VIP Contrafund(R)
                                             LIT Strategic Growth          Subaccount                 Subaccount
                                             Subaccount (Class I)       (Service Class 2)          (Service Class)
                                           -----------------------   ----------------------    -----------------------
                                              2006         2005         2006         2005         2006         2005
                                              ----         ----         ----         ----         ----         ----

Accumulation and annuity units
 beginning of year .....................   20,658,714   24,099,952    6,806,143   5,749,495    19,531,218   17,606,806
Accumulation units purchased and
 transferred from other funding options       248,670      396,463      406,374   1,710,629     3,122,995    3,765,410
Accumulation units redeemed and
 transferred to other funding options ..   (3,181,503)  (3,837,701)  (1,111,102)   (653,981)   (2,921,700)  (1,840,998)
Annuity units ..........................           --           --           --          --            --           --
                                           ----------   ----------   ----------   ---------    ----------   ----------
Accumulation and annuity units end of
 year ..................................   17,725,881   20,658,714    6,101,415   6,806,143    19,732,513   19,531,218
                                           ==========   ==========   ==========   =========    ==========   ==========

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES



                                                                          PAGE
                                                                          ----


Reports of Independent Registered Public Accounting Firm...............    F-1
Financial Statements as of December 31, 2006 (SUCCESSOR) and 2005
  (SUCCESSOR) and for the year ended December 31, 2006 (SUCCESSOR) and for the six months ended December 31, 2005 (SUCCESSOR) and June 30,
  2005 (PREDECESSOR) and for the year ended December 31, 2004
  (PREDECESSOR):
  Consolidated Balance Sheets..........................................    F-4
  Consolidated Statements of Income....................................    F-5
  Consolidated Statements of Stockholder's Equity......................    F-6
  Consolidated Statements of Cash Flows................................    F-7
  Notes to Consolidated Financial Statements...........................    F-8
Financial Statement Schedules as of December 31, 2006 (SUCCESSOR) and
  2005 (SUCCESSOR) and for the year ended December 31, 2006 (SUCCESSOR)
  and for the six months ended December 31, 2005 (SUCCESSOR) and June
  30, 2005 (PREDECESSOR) and for the year ended December 31, 2004
  (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other Than
     Investments in Related Parties....................................   F-58
  Schedule III -- Consolidated Supplementary Insurance Information.....   F-59
  Schedule IV -- Consolidated Reinsurance..............................   F-61

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Life and Annuity Company of Connecticut and its subsidiary (the "Company") (formerly known as "The Travelers Life and Annuity Company") as of December 31, 2006 and 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR). Our audits also included the financial statement schedules as of December 31, 2006 and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits. The consolidated financial statements and financial statement schedules of the Company for the year ended December 31, 2004 (PREDECESSOR) were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Life and Annuity Company of Connecticut and its subsidiary as of December 31, 2006 and 2005 (SUCCESSOR), and the results of their operations and their cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Note 2 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods subsequent and prior to the acquisition date are labeled "SUCCESSOR" and "PREDECESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 6, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying statements of income, stockholder's equity, and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut for the year ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     Under date of March 28, 2005, we reported on the statements of income, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR) , which are included in the Form 10-K. In connection with our audit of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audit.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      SUCCESSOR
                                                                  -----------------
                                                                    2006      2005
                                                                  -------   -------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $5,967 and $6,158,
     respectively)..............................................  $ 5,889   $ 6,055
  Equity securities available-for-sale, at estimated fair value
     (cost: $56 and $4, respectively)...........................       57         4
  Mortgage loans on real estate.................................      295       258
  Policy loans..................................................       55        37
  Real estate joint ventures held-for-investment................        2        --
  Other limited partnership interests...........................       68        73
  Short-term investments........................................       95        57
  Other invested assets.........................................      341       333
                                                                  -------   -------
     Total investments..........................................    6,802     6,817
Cash and cash equivalents.......................................      230       233
Accrued investment income.......................................       68        69
Premiums and other receivables..................................      289       201
Deferred policy acquisition costs and value of business
  acquired......................................................    1,712     1,777
Current income tax recoverable..................................       19        20
Deferred income tax assets......................................        8        90
Goodwill........................................................      239       243
Other assets....................................................       25        22
Separate account assets.........................................   12,246    12,179
                                                                  -------   -------
     Total assets...............................................  $21,638   $21,651
                                                                  =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits........................................  $ 1,782   $ 1,740
  Policyholder account balances.................................    5,377     5,688
  Other policyholder funds......................................       79        68
  Payables for collateral under derivative transactions.........      102       108
  Other liabilities.............................................      119       132
  Separate account liabilities..................................   12,246    12,179
                                                                  -------   -------
     Total liabilities..........................................   19,705    19,915
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
Stockholder's Equity:
  Common stock, par value $100 per share; 100,000 shares
     authorized, 30,000 shares issued and outstanding...........        3         3
  Additional paid-in capital....................................    1,730     1,725
  Retained earnings.............................................      230        50
  Accumulated other comprehensive income (loss).................      (30)      (42)
                                                                  -------   -------
     Total stockholder's equity.................................    1,933     1,736
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $21,638   $21,651
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        CONSOLIDATED STATEMENTS OF INCOME
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                SUCCESSOR                        PREDECESSOR
                                     -------------------------------   -------------------------------
                                      YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                     ------------   ----------------   ----------------   ------------
                                         2006             2005               2005             2004
                                     ------------   ----------------   ----------------   ------------


REVENUES
Premiums...........................      $ 43             $ 17               $ 20             $ 40
Universal life and investment-type
  product policy fees..............       483              233                221              371
Net investment income..............       361              167                223              389
Other revenues.....................        27               11                 12               19
Net investment gains (losses)......       (83)             (35)                (6)              17
                                         ----             ----               ----             ----
  Total revenues...................       831              393                470              836
                                         ----             ----               ----             ----
EXPENSES
Policyholder benefits and claims...       117               90                 49               85
Interest credited to policyholder
  account balances.................       154               76                126              241
Other expenses.....................       306              165                184              303
                                         ----             ----               ----             ----
  Total expenses...................       577              331                359              629
                                         ----             ----               ----             ----
Income before provision for income
  tax..............................       254               62                111              207
Provision for income tax...........        74               12                 35               49
                                         ----             ----               ----             ----
Net income.........................      $180             $ 50               $ 76             $158
                                         ====             ====               ====             ====




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)



                                                                          ACCUMULATED OTHER
                                                                            COMPREHENSIVE
                                                                            INCOME (LOSS)
                                                                          -----------------
                                                  ADDITIONAL                NET UNREALIZED
                                         COMMON     PAID-IN    RETAINED       INVESTMENT
                                          STOCK     CAPITAL    EARNINGS     GAINS (LOSSES)     TOTAL
                                         ------   ----------   --------   -----------------   ------

BALANCE AT JANUARY 1, 2004
  (PREDECESSOR)........................    $3       $  417       $ 764          $ 215         $1,399
Capital contributed by parent..........                400                                       400
Comprehensive income (loss):
  Net income...........................                            158                           158
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (5)            (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             9              9
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                            4
                                                                                              ------
  Comprehensive income (loss)..........                                                          162
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2004
  (PREDECESSOR)........................     3          817         922            219          1,961
Comprehensive income (loss):
  Net income...........................                             76                            76
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (2)            (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            (5)            (5)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           (7)
                                                                                              ------
  Comprehensive income (loss)..........                                                           69
Assumption of liabilities by parent....                  4                                         4
                                           --       ------       -----          -----         ------
BALANCE AT JUNE 30, 2005
  (PREDECESSOR)........................     3          821         998            212          2,034
Effect of push down accounting of
  MetLife, Inc.'s purchase price on
  MetLife Life and Annuity Company of
  Connecticut's net assets acquired
  (see Note 2).........................              1,112        (998)          (212)           (98)
                                           --       ------       -----          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)....     3        1,933          --             --          1,936
Comprehensive income (loss):
  Revisions of purchase price pushed
     down to MetLife Life and Annuity
     Company of Connecticut's net
     assets acquired (See Note 2)......               (208)                                     (208)
  Net income...........................                             50                            50
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                           (42)           (42)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                          (42)
                                                                                              ------
  Comprehensive income (loss)..........                                                            8
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2005
  (SUCCESSOR)..........................     3        1,725          50            (42)         1,736
Revisions of purchase price pushed down
  to MetLife Life and Annuity Company
  of Connecticut's net assets acquired
  (See Note 2).........................                  5                                         5
Comprehensive income (loss):
  Net income...........................                            180                           180
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            12             12
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           12
                                                                                              ------
  Comprehensive income (loss)..........                                                          192
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2006
  (SUCCESSOR)..........................    $3       $1,730       $ 230          $ (30)        $1,933
                                           ==       ======       =====          =====         ======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                    SUCCESSOR                        PREDECESSOR
                                         -------------------------------   -------------------------------
                                          YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ------------   ----------------   ----------------   ------------
                                             2006             2005               2005             2004
                                         ------------   ----------------   ----------------   ------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................     $   180          $    50                  $  76      $   158
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
     Amortization of premiums and
       accretion of discounts
       associated with investments,
       net.............................           1               12                     (8)         (18)
     (Gains) losses from sales of
       investments, net................          83               35                      6          (17)
     Equity earnings of real estate
       joint ventures and other limited
       partnership interests...........          (6)              --                     --           --
     Interest credited to policyholder
       account balances................         154               76                    126          241
     Universal life and investment-type
       product policy fees.............        (483)            (233)                  (221)        (371)
     Change in accrued investment
       income..........................           1               11                     (4)          (7)
     Change in premiums and other
       receivables.....................         (83)             (81)                     2           --
     Change in deferred policy
       acquisition costs, net..........          53              (56)                   (90)        (243)
     Change in insurance-related
       liabilities.....................          17               49                    (15)         (49)
     Change in income tax payable......          74              (25)                  (242)         227
     Change in other assets............         191               90                     49           72
     Change in other liabilities.......         (44)              54                    (75)         (17)
     Other, net........................          (1)              (1)                    34          (21)
                                            -------          -------                  -----      -------
Net cash provided by (used in)
  operating activities.................         137              (19)                  (362)         (45)
                                            -------          -------                  -----      -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.........       2,935            3,484                    521        1,305
     Equity securities.................           8               30                      8           19
     Mortgage loans on real estate.....          44               37                     18           59
     Real estate and real estate joint
       ventures........................           1               --                     17            9
     Other limited partnership
       interests.......................          24               17                     18           23
  Purchases of:
     Fixed maturity securities.........      (2,863)          (3,557)                  (448)      (2,156)
     Equity securities.................          (8)              --                     (1)         (30)
     Mortgage loans on real estate.....         (81)             (20)                   (75)        (136)
     Real estate and real estate joint
       ventures........................          (2)              --                     --           --
     Other limited partnership
       interests.......................         (17)             (11)                   (41)         (89)
  Net change in policy loans...........         (17)              (2)                    (4)          (5)
  Net change in short-term
     investments.......................         (37)             131                    135         (225)
  Net change in other invested assets..          30               20                     16           43
  Other, net...........................          --               --                      2           (1)
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  investing activities.................          17              129                    166       (1,184)
                                            -------          -------                  -----      -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................         551              343                    476        1,023
     Withdrawals.......................        (684)            (290)                  (181)        (178)
  Net change in payables for collateral
     under derivative transactions.....          (6)              (2)                   (98)         (16)
  Financing element of certain
     derivative instruments............         (18)             (13)                    --           --
  Capital contribution from parent.....          --               --                     --          400
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  financing activities.................        (157)              38                    197        1,229
                                            -------          -------                  -----      -------
Change in cash and cash equivalents....          (3)             148                      1           --
Cash and cash equivalents, beginning of
  period...............................         233               85                      1            1
                                            -------          -------                  -----      -------
CASH AND CASH EQUIVALENTS, END OF
  PERIOD...............................     $   230          $   233                  $   2      $     1
                                            =======          =======                  =====      =======
Supplemental disclosures of cash flow
  information:
     Income tax paid (received)........     $    --          $    37                  $ 277      $  (179)
                                            =======          =======                  =====      =======
Non-cash transactions during the
  period:
  Assumption of liabilities by MetLife
     Insurance Company of Connecticut..     $    --          $    --                  $   4      $    --
                                            =======          =======                  =====      =======
  Contribution of goodwill from
     MetLife, Inc. ....................     $    (4)         $    --                  $  --      $    --
                                            =======          =======                  =====      =======
See Note 2 for purchase accounting
  adjustments.



          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MLAC" or the "Company" refers to MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company), a Connecticut corporation incorporated in 1973, and its subsidiary. MLAC is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC," formerly The Travelers Insurance Company). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company's core offerings include universal and variable life insurance, fixed and variable deferred annuities, structured settlements and payout annuities.

     On July 1, 2005 ("Acquisition Date"), the Company became a subsidiary of MetLife. The Company and its parent, including substantially all of Citigroup Inc's ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Life and Annuity Company to MetLife Life and Annuity Company of Connecticut, effective May 1, 2006.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
i) the Company and its subsidiary and ii) partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the Company's general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       (iv) the application of the consolidation rules to certain investments;

        (v) fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policyholder benefits;

       (ix) accounting for income taxes and the valuation of deferred income tax assets;

        (x) accounting for reinsurance transactions; and

       (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, policy loans, mortgage loans on real estate, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest, or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments; and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rates for future policy benefit liabilities on non-participating traditional life insurance is 4%.

     Future policy benefit liabilities for individual annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



       The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase to liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12% less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the tax basis in the acquired assets and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



liabilities was adjusted as of the acquisition date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to- maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

2. ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Life and Annuity Company of Connecticut, and other affiliated entities, including the Company's parent, MetLife Insurance Company of Connecticut, and substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. The accounting policies of the Company were conformed to those of MetLife upon the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the acquisition date. As required by the SEC SAB Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Final Purchase Price Allocation and Goodwill

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the acquisition date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to the Company increased by $5 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to the Company of $5 million, an increase of $11 million in the value of the future policy benefit liabilities resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase of $6 million in other invested assets, an increase of $3 million in other assets and a decrease of $14 million in other liabilities due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments decreasing deferred income tax assets by $3 million. Goodwill decreased by $4 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                               SUCCESSOR
                                                           -----------------
                                                             AS OF JULY 1,
                                                                  2005
                                                           -----------------
                                                             (IN MILLIONS)



TOTAL PURCHASE PRICE:....................................            $12,084
  Purchase price attributed to other affiliates..........             10,351
                                                                     -------
  Purchase price attributed to the Company...............              1,733
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale...........       (4)
  Mortgage loans on real estate..........................        7
  Real estate and real estate joint ventures held-for-
     investment..........................................       (1)
  Other limited partnership interests....................        3
  Other invested assets..................................       (4)
  Premiums and other receivables.........................      (47)
  Elimination of historical deferred policy acquisition
     costs...............................................   (1,622)
  Value of business acquired.............................    1,676
  Value of distribution agreements acquired..............        8
  Net deferred income tax asset..........................      258
  Other assets...........................................        8
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits.................................     (303)
  Policyholder account balances..........................     (464)
  Other liabilities......................................      (55)
                                                           -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED................................................              1,494
                                                                     -------
GOODWILL RESULTING FROM THE ACQUISITION..................            $   239
                                                                     =======



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as follows:


                                                                  SUCCESSOR
                                                             ------------------
                                                             AS OF JULY 1, 2005
                                                             ------------------
                                                                (IN MILLIONS)


ASSETS:
  Fixed maturity securities available-for-sale.............        $ 6,135
  Equity securities available-for-sale.....................             35
  Mortgage loans on real estate............................            277
  Policy loans.............................................             36
  Other limited partnership interests......................             80
  Short-term investments...................................            188
  Other invested assets....................................            338
                                                                   -------
     Total investments.....................................          7,089
  Cash and cash equivalents................................             85
  Accrued investment income................................             80
  Premiums and other receivables...........................            175
  Value of business acquired...............................          1,676
  Goodwill.................................................            239
  Other intangible assets..................................              8
  Deferred income tax asset................................             97
  Other assets.............................................              9
  Separate account assets..................................         11,617
                                                                   -------
     Total assets acquired.................................         21,075
                                                                   -------

LIABILITIES:
  Future policy benefits...................................          1,739
  Policyholder account balances............................          5,684
  Other policyholder funds.................................             15
  Current income tax payable...............................             37
  Other liabilities........................................            250
  Separate account liabilities.............................         11,617
                                                                   -------
     Total liabilities assumed.............................         19,342
                                                                   -------
     Net assets acquired...................................        $ 1,733
                                                                   =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired and distribution agreements acquired are as follows:


                                                      SUCCESSOR
                                                    -------------   WEIGHTED AVERAGE
                                                    AS OF JULY 1,     AMORTIZATION
                                                         2005            PERIOD
                                                    -------------   ----------------
                                                    (IN MILLIONS)      (IN YEARS)


Value of business acquired........................      $1,676             16
Value of distribution agreements acquired.........           8             16
                                                        ------
  Total value of intangible assets acquired,
     excluding goodwill...........................      $1,684             16
                                                        ======


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2006
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)


U.S. corporate securities..........    $2,542       $18       $ 62       $2,498        42.4%
Foreign corporate securities.......       892         5         21          876        14.9
U.S. Treasury/agency securities....       801         2         20          783        13.3
Commercial mortgage-backed
  securities.......................       736         4          6          734        12.5
Residential mortgage-backed
  securities.......................       734        10          5          739        12.5
Asset-backed securities............       102        --          2          100         1.7
State and political subdivision
  securities.......................        91         1          6           86         1.5
Foreign government securities......        69         5          1           73         1.2
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $5,967       $45       $123       $5,889       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $   55       $ 2       $  1       $   56        98.2%
Common stock.......................         1        --         --            1         1.8
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $   56       $ 2       $  1       $   57       100.0%
                                       ======       ===       ====       ======       =====





                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2005
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)


U.S. corporate securities..........    $2,811       $ 6       $ 70       $2,747        45.4%
Foreign corporate securities.......       562         4         16          550         9.1
U.S. Treasury/agency securities....       793         4          6          791        13.0
Commercial mortgage-backed
  securities.......................       665         3          9          659        10.9
Residential mortgage-backed
  securities.......................     1,021         1         17        1,005        16.6
Asset-backed securities............       147        --          2          145         2.4
State and political subdivision
  securities.......................        84        --          3           81         1.3
Foreign government securities......        75         3          1           77         1.3
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $6,158       $21       $124       $6,055       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $    3       $--       $ --       $    3        75.0%
Common stock.......................         1         1          1            1        25.0
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $    4       $ 1       $  1       $    4       100.0%
                                       ======       ===       ====       ======       =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company held foreign currency derivatives with notional amounts of $11 million and $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $361 million and $395 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of ($2) million and ($10) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $2 million at both December 31, 2006 and 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $2 million and ($3) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                             SUCCESSOR
                                          -----------------------------------------------
                                             DECEMBER 31, 2006        DECEMBER 31, 2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)


Due in one year or less.................    $  362      $  361       $  347      $  346
Due after one year through five years...       948         931        1,192       1,171
Due after five years through ten years..     1,273       1,242        1,577       1,534
Due after ten years.....................     1,812       1,782        1,209       1,195
                                            ------      ------       ------      ------
  Subtotal..............................     4,395       4,316        4,325       4,246
Mortgage-backed and other asset-backed
  securities............................     1,572       1,573        1,833       1,809
                                            ------      ------       ------      ------
  Total fixed maturities................    $5,967      $5,889       $6,158      $6,055
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Proceeds.....................     $2,503           $3,351              $212             $820
Gross investment gains.......     $    5           $    3              $  9             $ 25
Gross investment losses......     $  (70)          $  (54)             $(12)            $(25)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following table presents the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                      SUCCESSOR
                                -------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2006
                                -------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS             THAN 12 MONTHS                   TOTAL
                                ---------------------------  ---------------------------  ---------------------------
                                 ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.....    $1,330          $40           $500           $22          $1,830          $ 62
Foreign corporate securities..       462           13            174             8             636            21
U.S. Treasury/agency
  securities..................       474           17             51             3             525            20
Commercial mortgage-backed
  securities..................       304            2            109             4             413             6
Residential mortgage-backed
  securities..................       307            4             59             1             366             5
Asset-backed securities.......        45           --             22             2              67             2
State and political
  subdivision securities......        21            3             54             3              75             6
Foreign government
  securities..................        13            1             12            --              25             1
                                  ------          ---           ----           ---          ------          ----
  Total fixed maturity
     securities...............    $2,956          $80           $981           $43          $3,937          $123
                                  ======          ===           ====           ===          ======          ====
Equity securities.............    $   37          $ 1           $  5           $--          $   42          $  1
                                  ======          ===           ====           ===          ======          ====
Total number of securities in
  an unrealized loss
  position....................       772                         430                         1,202
                                  ======                        ====                        ======



     All fixed maturity and equity securities in an unrealized loss position at December 31, 2005 had been in a continuous unrealized loss position for less than twelve months, as a new cost basis was established at the Acquisition Date. The number of securities in an unrealized loss position at December 31, 2005 was 1,504.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2006
                                 ------------------------------------------------------------
                                       COST OR               GROSS               NUMBER
                                   AMORTIZED COST       UNREALIZED LOSS       OF SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less then six months...........    $2,763      $ 4       $ 66       $ 2        696        9
Six months or greater but less
  than nine months.............        16       --         --        --         24       --
Nine months or greater but less
  than twelve months...........       291       --         13        --         43       --
Twelve months or greater.......     1,029       --         43        --        430       --
                                   ------      ---       ----       ---      -----       --
  Total........................    $4,099      $ 4       $122       $ 2      1,193        9
                                   ======      ===       ====       ===      =====       ==





                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2005
                                 ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                   AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...........    $4,843      $14       $119       $6       1,480       24
                                   ------      ---       ----       --       -----       --
  Total........................    $4,843      $14       $119       $6       1,480       24
                                   ======      ===       ====       ==       =====       ==



     At December 31, 2006, $122 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Of such unrealized losses of $2 million, all related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity securities and equity securities with a gross unrealized loss at December 31, 2006 of greater than $10 million.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     At December 31, 2006 and 2005, the Company had $124 million and $125 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                  SUCCESSOR
                                                                -------------
                                                                 DECEMBER 31,
                                                                -------------
                                                                2006     2005
                                                                ----     ----


SECTOR:
  U.S. corporate securities..................................     50%      56%
  Foreign corporate securities...............................     17       13
  U.S. Treasury/agency securities............................     16        5
  Commercial mortgage-backed securities......................      5        7
  Residential mortgage-backed securities.....................      4       14
  Other......................................................      8        5
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===
INDUSTRY:
  Industrial.................................................     26%      21%
  Finance....................................................     20       17
  Government.................................................     17        5
  Utility....................................................     12        5
  Mortgage-backed............................................      9       21
  Consumer...................................................      2       11
  Other......................................................     14       20
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:


                                                             SUCCESSOR
                                                -----------------------------------
                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------


Commercial mortgage loans.....................   $140       47%     $123       47%
Agricultural mortgage loans...................    155       53       136       53
                                                 ----      ---      ----      ---
  Total.......................................    295      100%      259      100%
                                                           ===                ===
Less: Valuation allowances....................     --                  1
                                                 ----               ----
Mortgage and consumer loans...................   $295               $258
                                                 ====               ====



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 19%, 18% and 8% of the value of the Company's mortgage loans on real estate were located in California, New York and Maryland, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  REAL ESTATE JOINT VENTURES

     The Company held $2 million in real estate joint ventures held-for-investment at December 31, 2006. The Company did not hold any interest in real estate joint ventures at December 31, 2005. Both accumulated depreciation on real estate joint ventures and the related depreciation expense were less than $1 million at December 31, 2006.

     At December 31, 2006, 100% of the Company's real estate joint ventures were located in New York.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)


Fixed maturity securities......       $314             $155               $185             $341
Equity securities..............          1               --                 --                2
Mortgage loans on real estate..         16                8                  9               18
Policy loans...................          3               --                  1                1
Real estate joint ventures.....          1               --                 --               --
Other limited partnership
  interests....................         23                2                 27               28
Cash, cash equivalents and
  short-term investments.......         14                5                  4                5
                                      ----             ----               ----             ----
  Total investment income......        372              170                226              395
Less: Investment expenses......         11                3                  3                6
                                      ----             ----               ----             ----
  Net investment income........       $361             $167               $223             $389
                                      ====             ====               ====             ====



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)


Fixed maturity securities......       $(69)            $(51)               $(5)             $(6)
Equity securities..............         --               --                  2               (1)
Mortgage loans on real estate..          1               (1)                --               --
Real estate and real estate
  joint ventures...............         (3)              --                 --               --
Derivatives....................        (12)              20                 (3)              21
Other..........................         --               (3)                --                3
                                      ----             ----                ---              ---
  Net investment gains
     (losses)..................       $(83)            $(35)               $(6)             $17
                                      ====             ====                ===              ===



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $4 million, $0, $0 and $7 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, respectively.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                SUCCESSOR                      PREDECESSOR
                                     ------------------------------  ------------------------------
                                      YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                     ------------  ----------------  ----------------  ------------
                                         2006            2005              2005            2004
                                     ------------  ----------------  ----------------  ------------
                                                              (IN MILLIONS)


Fixed maturity securities..........      $(78)           $(103)            $ 319           $ 332
Equity securities..................         1               --                 3               3
Derivatives........................        --               --                --               2
Other..............................        (2)              (6)                4              --
                                         ----            -----             -----           -----
  Subtotal.........................       (79)            (109)              326             337
Allocated amounts:
  DAC and VOBA.....................        33               45                --              --
Deferred income tax................        16               22              (114)           (118)
                                         ----            -----             -----           -----
     Net unrealized investment
       gains (losses)..............      $(30)           $ (42)            $ 212           $ 219
                                         ====            =====             =====           =====



     The changes in net unrealized investment gains (losses) are as follows:


                                                 SUCCESSOR                      PREDECESSOR
                                      ------------------------------  ------------------------------
                                       YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                      ------------  ----------------  ----------------  ------------
                                          2006            2005              2005            2004
                                      ------------  ----------------  ----------------  ------------
                                                               (IN MILLIONS)


Balance at end of previous of
  period............................      $(42)           $ 212             $219            $215
Effect of purchase accounting push
  down (See Note 2).................        --             (212)              --              --
                                          ----            -----             ----            ----
Balance at beginning of period......       (42)              --              219             215
                                          ----            -----             ----            ----
Unrealized investment gains (losses)
  during the period.................        30             (109)             (10)              6
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA......................       (12)              45               --              --
  Deferred income tax...............        (6)              22                3              (2)
                                          ----            -----             ----            ----
Balance at end of period............      $(30)           $ (42)            $212            $219
                                          ====            =====             ====            ====
Net change in unrealized investment
  gains (losses)....................      $ 12            $ (42)            $ (7)           $  4
                                          ====            =====             ====            ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                             SUCCESSOR (REVISED)
                                                          ------------------------
                                                              DECEMBER 31, 2005
                                                          ------------------------
                                                           NOT PRIMARY BENEFICIARY
                                                          ------------------------
                                                                         MAXIMUM
                                                            TOTAL      EXPOSURE TO
                                                          ASSETS(1)      LOSS(2)
                                                          ---------    -----------
                                                                (IN MILLIONS)

Other investments(3)...................................     $3,450         $25
                                                            ------         ---
  Total................................................     $3,450         $25
                                                            ======         ===



--------

   (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other investments include investments in public and private debt and equity securities that are not asset-backed securitizations or collateralized debt obligations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated in hedging relationships. Accordingly, all changes in such derivative fair values for the year ended December 31, 2006 and the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Interest rate swaps.............    $911      $266        $32        $1,069     $202        $ 2
Financial futures...............      26        --         --            64        1          1
Foreign currency swaps..........      32         1          9            31       --          7
Foreign currency forwards.......       4        --         --             8       --         --
Options.........................      --        53          5            --      115          3
Financial forwards..............      --        --          1            --       --          2
Credit default swaps............       4        --         --             4       --         --
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 156 and 413 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 18,000 and 36,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 742,550 and 1,058,300 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                    SUCCESSOR
                               -----------------------------------------------------------------------------------
                                                                  REMAINING LIFE
                               -----------------------------------------------------------------------------------
                                                    AFTER ONE YEAR      AFTER FIVE YEARS
                               ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                               ----------------   ------------------   -----------------   ---------------   -----
                                                                  (IN MILLIONS)


Interest rate swaps.........         $167                $352                 $392               $--          $911
Financial futures...........           26                  --                   --                --            26
Foreign currency swaps......           --                   8                   24                --            32
Foreign currency forwards...            4                  --                   --                --             4
Credit default swaps........           --                   1                    3                --             4
                                     ----                ----                 ----               ---          ----
  Total.....................         $197                $361                 $419               $--          $977
                                     ====                ====                 ====               ===          ====



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Non-qualifying..................    $977      $320        $47        $1,176     $318        $15
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===



     For the year ended December 31, 2006, the Company had $10 million in settlement payments related to non-qualifying derivatives included within net investment gains (losses).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign-currency-denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company did not recognize any net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2006 and the six months ended December 31, 2005. The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                              PREDECESSOR
                                                    -------------------------------
                                                    SIX MONTHS ENDED    YEAR ENDED
                                                        JUNE 30,       DECEMBER 31,
                                                    ----------------   ------------
                                                          2005             2004
                                                    ----------------   ------------
                                                             (IN MILLIONS)


Changes in the fair value of derivatives..........         $--              $(3)
Changes in the fair value of the items hedged.....          (1)              (1)
                                                           ---              ---
Net ineffectiveness of fair value hedging
  activities......................................         $(1)             $(4)
                                                           ===              ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative was excluded from the assessment of ineffectiveness. For the year ended December 31, 2006 and the six months ended December 31, 2005, there was no cost of carry for financial futures. For the six months ended June 30, 2005 and the year ended December 31, 2004, the cost of carry for financial futures was ($1) million and ($4) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company may discontinue cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no instances in which the Company discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                               PREDECESSOR
                                                     ------------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30,      DECEMBER 31,
                                                     ----------------  ------------
                                                           2005            2004
                                                     ----------------  ------------
                                                              (IN MILLIONS)


Other comprehensive income balance at the beginning
  of the period....................................         $ 2            $ 10
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges......................................          (3)            (14)
Amounts reclassified to net investment income......           1               6
                                                            ---            ----
Other comprehensive income balance at the end of
  the period.......................................         $--            $  2
                                                            ===            ====



     The Company has not entered into any cash flow hedges since June 30, 2005.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) credit default swaps used to synthetically create investments; and (vi) financial forwards to buy and sell securities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2006.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($72) million, ($14) million, $11 million and ($39) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $25 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $0 and $22 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and during the year ended December 31, 2004 were gains (losses) of $46 million, $23 million, ($2) million, and $19 million, respectively.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $102 million and $108 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under derivative transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $6 million and $22 million, respectively, which are held in separate custodial accounts. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2006 and 2005, the Company pledged collateral of $14 million, which is included in fixed maturity securities. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                       DAC      VOBA     TOTAL
                                                     -------   ------   ------
                                                           (IN MILLIONS)


Balance at January 1, 2004 (PREDECESSOR)...........  $ 1,279   $   12   $1,291
  Capitalizations..................................      469       --      469
  Less: Amortization...............................      226        1      227
                                                     -------   ------   ------
Balance at December 31, 2004 (PREDECESSOR).........    1,522       11    1,533
  Capitalizations..................................      222       --      222
  Less: Amortization...............................      132        1      133
                                                     -------   ------   ------
Balance at June 30, 2005 (PREDECESSOR).............    1,612       10    1,622
                                                     -------   ------   ------
Effect of purchase accounting push down (See Note
  2)...............................................   (1,612)   1,666       54
                                                     -------   ------   ------
Balance at July 1, 2005 (SUCCESSOR)................       --    1,676    1,676
                                                     -------   ------   ------
  Capitalizations..................................      164       --      164
                                                     -------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses).................       (3)      (7)     (10)
     Unrealized investment gains (losses)..........      (17)     (28)     (45)
     Other expenses................................       12      106      118
                                                     -------   ------   ------
       Total amortization..........................       (8)      71       63
                                                     -------   ------   ------
Balance at December 31, 2005 (SUCCESSOR)...........      172    1,605    1,777
                                                     -------   ------   ------
  Capitalizations..................................      135       --      135
  Less: Amortization related to:
     Net investment gains (losses).................       (3)     (33)     (36)
     Unrealized investment gains (losses)..........        1       11       12
     Other expenses................................       53      171      224
                                                     -------   ------   ------
       Total amortization..........................       51      149      200
                                                     -------   ------   ------
Balance at December 31, 2006 (SUCCESSOR)...........  $   256   $1,456   $1,712
                                                     =======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $188 million in 2007, $169 million in 2008, $156 million in 2009, $139 million in 2010 and $120 million in 2011.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                               SUCCESSOR
                                                              -----------
                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Balance at January 1,.......................................  $243   $ --
Effect of purchase accounting push down (See Note 2)........    (4)   243
                                                              ----   ----
Balance at December 31,.....................................  $239   $243
                                                              ====   ====



7.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which is reported in other assets, is as follows:


                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)


Balance at beginning of
  period.......................       $ 8              $--                $--              $--
Effect of purchase accounting
  push down (See Note 2).......        --                8                 --               --
Amortization...................        (1)              --                 --               --
                                      ---              ---                ---              ---
Balance at end of period.......       $ 7              $ 8                $--              $--
                                      ===              ===                ===              ===



     The estimated future amortization expense allocated to other expenses for VODA is $1 million per year for each of the years from 2007 to 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)


Balance at end of previous
  period.......................       $ 8             $ 36                $25              $--
Effect of purchase accounting
  push down (See Note 2).......        --              (36)                --               --
                                      ---             ----                ---              ---
Balance at beginning of
  period.......................         8               --                 25               --
Capitalization.................         9                8                 12               25
Amortization...................        (1)              --                 (1)              --
                                      ---             ----                ---              ---
Balance at end of period.......       $16             $  8                $36              $25
                                      ===             ====                ===              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12.2 billion at both December 31, 2006 and 2005 for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $246 million, $124 million, $95 million and $200 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and the year ended December 31, 2004, respectively.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                        IN THE EVENT OF DEATH
                                                        ---------------------
                                                            (IN MILLIONS)


ANNUITY CONTRACTS(1)
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
Separate account value................................  $  14,156   $  14,507
Net amount at risk(2).................................  $     440(3)$     569(3)
Average attained age of contractholders...............   64 years    63 years

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                         SECONDARY GUARANTEES
                                                        ---------------------
                                                            (IN MILLIONS)

UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (General and Separate account)..........  $   1,807   $   1,694
Net amount at risk(2).................................  $  21,459(3)$  21,719(3)
Average attained age of policyholders.................   59 years    57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)




   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the year ended December 31, 2004. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $13 million for the year ended December 31, 2006, $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for the year ended December 31, 2004.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                              SUCCESSOR
                                                          -----------------
                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


Mutual Fund Groupings
  Equity................................................  $ 9,336   $ 9,055
  Bond..................................................      940     1,055
  Balanced..............................................    1,070     1,261
  Money Market..........................................      282       286
  Specialty.............................................      152       218
                                                          -------   -------
     Total..............................................  $11,780   $11,875
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2002. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company reinsures the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 14.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Direct premiums..............      $ 79             $ 41               $ 39             $ 74
Reinsurance ceded............       (36)             (24)               (19)             (34)
                                   ----             ----               ----             ----
Net premiums earned..........      $ 43             $ 17               $ 20             $ 40
                                   ====             ====               ====             ====
Reinsurance recoverables
  netted against policyholder
  benefits and claims........      $169             $ 42               $ 61             $ 95
                                   ====             ====               ====             ====



     Reinsurance recoverables, included in premiums and other receivables, were $139 million and $77 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $16 million and $12 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004 there were no affiliated reinsurance transactions.

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Current Federal..............       $--             $(20)              $ 50             $ 96
Deferred Federal.............        74               32                (15)             (47)
                                    ---             ----               ----             ----
Provision for income tax.....       $74             $ 12               $ 35             $ 49
                                    ===             ====               ====             ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Tax provision at U.S.
  statutory rate.............      $ 89             $ 22                $39             $ 72
Tax effect of:
  Tax exempt investment
     income..................       (15)             (10)                (4)             (15)
  Tax reserve release........        --               --                 --               (8)
                                   ----             ----                ---             ----
Provision for income tax.....      $ 74             $ 12                $35             $ 49
                                   ====             ====                ===             ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                          SUCCESSOR
                                                    ---------------------
                                                         DECEMBER 31,
                                                    ---------------------
                                                       2006        2005
                                                    ----------   --------
                                                        (IN MILLIONS)


Deferred income tax assets:
  Benefit, reinsurance and other reserves.........     $ 487       $ 580
  Capital loss carryforwards......................        20          17
  Net unrealized investment losses................        16          22
  Other...........................................         8           8
                                                       -----       -----
                                                         531         627
                                                       -----       -----
Deferred income tax liabilities:
  DAC and VOBA....................................      (518)       (525)
  Investments.....................................        (5)        (12)
                                                       -----       -----
                                                        (523)       (537)
                                                       -----       -----
Net deferred income tax asset.....................     $   8       $  90
                                                       =====       =====



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Capital loss carryforwards amount to $59 million at December 31, 2006 and will expire beginning in 2010.

     The Company files a consolidated tax return with its parent, MICC. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against the Company, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against the Company: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



certification. Defendants have moved for summary judgment. The Company is continuing to vigorously defend against the claims in this matter.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                 SUCCESSOR
                                                               -------------
                                                                DECEMBER 31,
                                                               -------------
                                                               2006     2005
                                                               ----     ----
                                                               (IN MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 1      $1
  Premium tax offsets currently available for paid
     assessments.............................................    --       1
                                                                ---      --
                                                                $ 1      $2
                                                                ===      ==
Liability:
  Insolvency assessments.....................................   $ 1      $1
                                                                ===      ==



     Assessments levied against the Company were less than $1 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $46 million and $15 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $60 million and $20 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $24 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



immediately preceding calendar year. The Company will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by the Company through June 30, 2007 require prior approval of the Commissioner. The Company did not pay any dividends in 2006. However, since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Commissioner.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement between MetLife and Citigroup, dated as of January 31, 2005, provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, MICC.

  STATUTORY EQUITY AND INCOME

     The Connecticut Insurance Department (the "Department") imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Annuity exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant asset not admitted by the Company is the net deferred tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to amounts "pushed down" as a result of the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:


                                                    SUCCESSOR                      PREDECESSOR
                                         ------------------------------  ------------------------------
                                          YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                         ------------  ----------------  ----------------  ------------
                                             2006            2005              2005            2004
                                         ------------  ----------------  ----------------  ------------
                                                                  (IN MILLIONS)


Holding gains (losses) on investments
  arising
  during the period....................      $ 98            $(75)              $(5)           $ 18
Income tax effect of holding gains
  (losses).............................       (34)             26                 1              (6)
Reclassification adjustments:
  Recognized holding gains (losses)
     included in current period
     income............................       (68)            (46)                3               6
  Amortization of premiums and
     accretion
     of discounts associated with
     investments.......................        --              12                (8)            (18)
  Income tax effect of reclassification
     adjustments.......................        24              12                 2               4
Allocation of holding gains (losses) on
  investments relating to other
  policyholder amounts.................       (12)             45                --              --
Income tax effect of allocation of
  holding
  gains (losses) to other policyholder
  amounts..............................         4             (16)               --              --
                                             ----            ----               ---            ----
     Other comprehensive income
       (loss)..........................      $ 12            $(42)              $(7)           $  4
                                             ====            ====               ===            ====



12.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                   SUCCESSOR                        PREDECESSOR
                                        -------------------------------   -------------------------------
                                         YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                        ------------   ----------------   ----------------   ------------
                                            2006             2005               2005             2004
                                        ------------   ----------------   ----------------   ------------
                                                                  (IN MILLIONS)


Compensation.........................       $  47            $  27              $  19            $  45
Commissions..........................         159              156                180              373
Amortization of DAC and VOBA.........         188              108                133              227
Capitalization of DAC................        (135)            (164)              (222)            (469)
Rent, net of sublease income.........           2                2                  1                4
Other................................          45               36                 73              123
                                            -----            -----              -----            -----
  Total other expenses...............       $ 306            $ 165              $ 184            $ 303
                                            =====            =====              =====            =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


13.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)


DECEMBER 31, 2006
Assets:
  Fixed maturity securities............................               $5,889       $5,889
  Equity securities....................................               $   57       $   57
  Mortgage loans on real estate........................               $  295       $  289
  Policy loans.........................................               $   55       $   55
  Short-term investments...............................               $   95       $   95
  Cash and cash equivalents............................               $  230       $  230
  Accrued investment income............................               $   68       $   68
  Mortgage loan commitments............................     $60       $   --       $   --
  Commitments to fund bank credit facilities...........     $24       $   --       $   --
Liabilities:
  Policyholder account balances........................               $2,740       $2,457
  Payables for collateral under derivative
     transactions......................................               $  102       $  102




                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)


DECEMBER 31, 2005
Assets:
  Fixed maturity securities............................               $6,055       $6,055
  Equity securities....................................               $    4       $    4
  Mortgage loans on real estate........................               $  258       $  258
  Policy loans.........................................               $   37       $   37
  Short-term investments...............................               $   57       $   57
  Cash and cash equivalents............................               $  233       $  233
  Accrued investment income............................               $   69       $   69
  Mortgage loan commitments............................     $20       $   --       $   --
Liabilities:
  Policyholder account balances........................               $3,185       $2,972
  Payables for collateral under derivative
     transactions......................................               $  108       $  108

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER DERIVATIVE TRANSACTIONS

     The carrying value for payables for collateral under derivative transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


14.  RELATED PARTY TRANSACTIONS

     In 2006, the Company entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $5 million, included in other expenses, for services performed under the Master Service Agreement for the year ended December 31, 2006.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, included in other expenses, for services performed under the Service Agreement for the year ended December 31, 2006. There were no charges for the six months ended December 31, 2005.

     At December 31, 2006 and 2005, the Company had receivables from MICC of $13 million and $20 million, respectively. The Company had receivables from other affiliates of $4 million and payables to other affiliates of $2 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand-alone entity.

     As of December 31, 2006 and 2005, the Company held $89 million and $16 million, respectively, of its total invested assets in the MetLife Money Market Pool which is an affiliated partnership. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers fixed maturity securities to affiliates and receives other fixed maturity securities from affiliates. The Company transferred invested assets to affiliates with both an amortized cost and fair market value of $15 million for the year ended December 31, 2006. The Company did not transfer assets to affiliates for the six months ended December 31, 2005. The realized capital losses recognized on these transfers were less than $1 million for the year ended December 31, 2006. The Company received invested assets from affiliates with a fair market value of $13 million for the year ended December 31, 2006. The Company did not receive transfers of assets from affiliates for the six months ended December 31, 2005.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"), MetLife Reinsurance Company of South Carolina ("MRSC"), and Exeter Reassurance Company, Ltd. ("Exeter"). As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $108 million and $12 million, respectively. Prior-year comparable assets and liabilities were $78 million and $47 million, respectively.

     The following tables reflect related party reinsurance information:


                                                               SUCCESSOR
                                                    -------------------------------
                                                     YEAR ENDED    SIX MONTHS ENDED
                                                    DECEMBER 31,     DECEMBER 31,
                                                    ------------   ----------------
                                                        2006             2005
                                                    ------------   ----------------
                                                             (IN MILLIONS)


Ceded premiums....................................      $  5              $ 2
Ceded fees, included in universal life and
  investment-type product policy fees.............        22               19
Ceded benefits, included in policyholder benefits
  and claims......................................        38               39
Ceded fees, included in other expenses............        37               12
                                                        ----              ---
  Total ceded.....................................      $102              $72
                                                        ====              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                SUCCESSOR
                                                               -----------
                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables................................................  $108    $78
Ceded balances payable, included in other liabilities........  $ 12    $47


     Prior to the Acquisition, the Company had related party transactions with its parent and/or affiliates. These transactions are described as follows:

     In December 2004, MLAC entered into a reinsurance agreement with MRSC related to guarantee features included in certain of their universal life and variable universal life products. All information subsequent to the Acquisition is included in the tables above. Fees associated with this agreement, included within other expenses, were $22 million for the six months ended June 30, 2005.

     In addition, MLAC's individual insurance mortality risk is reinsured, in part, to RGA, an affiliate subsequent to the Acquisition Date. All information subsequent to the Acquisition is included in the tables above. Ceded premiums were $3 million for the six months ended June 30, 2005. Ceded fees, included within universal life and investment-type product policy fees, were $7 million for the six months ended June 30, 2005. Ceded benefits, included within policyholder benefits and claims, were $5 million for the six months ended June 30, 2005.

     At June 30, 2005, MLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amount of $10 million. Income (loss) of ($1) million and $1 million was recognized on these investments in the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. In July 2005, MLAC sold its investment in Tribeca.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid MICC an insignificant amount for both the six months ended June 30, 2005 and the year ended December 31, 2004 for these services.

     In the ordinary course of business, the Company distributed fixed and variable annuity products through its former affiliate Smith Barney. Premiums and deposits related to these products were $506 million in 2004. The Company also marketed term and universal life products through Smith Barney. Premiums related to such products were $108 million in 2004. Commissions and fees paid to Smith Barney were $50 million in 2004.

     The Company also distributed deferred annuity products through its former affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, "CitiStreet") and Citibank, N.A. ("Citibank"). Deposits received from PFS were $636 million and commissions and fees paid to PFS were $48 million for the year ended December 31, 2004. Deposits received from CitiStreet were $116 million and related commissions and fees paid to CitiStreet were $3 million for the year ended December 31, 2004. Deposits received from Citibank were $112 million and commissions and fees paid to Citibank were $13 million for the year ended December 31, 2004.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006
                                  (IN MILLIONS)



                                                                     SUCCESSOR
                                                     -----------------------------------------
                                                      COST OR                      AMOUNT AT
                                                     AMORTIZED     ESTIMATED    WHICH SHOWN ON
                                                      COST(1)     FAIR VALUE     BALANCE SHEET
                                                     ---------    ----------    --------------


TYPE OF INVESTMENTS
Fixed maturity securities:
  Bonds:
     U.S. Treasury/agency securities..............     $  801       $  783          $  783
     State and political subdivision securities...         91           86              86
     Foreign government securities................         69           73              73
     Public utilities.............................        276          271             271
     All other corporate bonds....................      2,959        2,907           2,907
  Mortgage-backed and asset-backed securities.....      1,572        1,573           1,573
  Redeemable preferred stock......................        199          196             196
                                                       ------       ------          ------
     Total fixed maturity securities..............      5,967        5,889           5,889
                                                       ------       ------          ------
Equity securities:
  Common stock:
     Industrial, miscellaneous and all other......          1            1               1
  Non-redeemable preferred stock..................         55           56              56
                                                       ------       ------          ------
     Total equity securities......................         56           57              57
                                                       ------       ------          ------
Mortgage loans on real estate.....................        295                          295
Policy loans......................................         55                           55
Real estate joint ventures........................          2                            2
Other limited partnership interests...............         68                           68
Short-term investments............................         95                           95
Other invested assets.............................        341                          341
                                                       ------                       ------
  Total investments...............................     $6,879                       $6,802
                                                       ======                       ======




--------

   (1) Cost for fixed maturity securities and mortgage loans on real estate represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        AS OF DECEMBER 31, 2006 AND 2005
                                  (IN MILLIONS)


                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
                                             VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
                                            ------   ------------------   ------------   ----------


2006 (SUCCESSOR)..........................  $1,712         $1,861            $5,377          $45
                                            ======         ======            ======          ===
2005 (SUCCESSOR)..........................  $1,777         $1,808            $5,688          $18
                                            ======         ======            ======          ===



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)



                                PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                                REVENUE        NET        BENEFITS       DAC AND VOBA       OTHER          PREMIUMS
                              AND POLICY   INVESTMENT   AND INTEREST      CHARGED TO      OPERATING         WRITTEN
                                CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
                              ----------   ----------   ------------   ---------------   -----------   ----------------


For the Year Ended December
  31, 2006 (SUCCESSOR).....      $526         $361          $271             $188            $118             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  December 31, 2005
  (SUCCESSOR)..............      $250         $167          $166             $108            $ 57             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  June 30, 2005
  (PREDECESSOR)............      $241         $223          $175             $133            $ 51             $ 4
                                 ====         ====          ====             ====            ====             ===
For the Year Ended December
  31, 2004 (PREDECESSOR)...      $411         $389          $326             $227            $ 76             $ 6
                                 ====         ====          ====             ====            ====             ===




--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        AS OF DECEMBER 31, 2006 AND 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)



                                                                                       % AMOUNT
                                                GROSS                          NET      ASSUMED
                                                AMOUNT    CEDED    ASSUMED    AMOUNT    TO NET
                                               -------   -------   -------   -------   --------


AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2006 (SUCCESSOR)
Life insurance in-force.....................   $63,138   $47,897     $--     $15,241      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    79   $    36     $--     $    43      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER
  31, 2005 (SUCCESSOR)
Life insurance in-force.....................   $63,023   $48,618     $--     $14,405      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    41   $    24     $--     $    17      --%
                                               =======   =======     ===     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005
  (PREDECESSOR)
Insurance premium...........................   $    39   $    19     $--     $    20      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2004 (PREDECESSOR)
Life insurance in-force.....................   $54,886   $44,286     $--     $10,600      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    74   $    34     $--     $    40      --%
                                               =======   =======     ===     =======




     For the year ended December 31, 2006, and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004, there were no affiliated reinsurance transactions.

                                  INDEX ANNUITY


                       STATEMENT OF ADDITIONAL INFORMATION



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



                      INDIVIDUAL VARIABLE ANNUITY CONTRACT


                                    ISSUED BY




                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT


                                  ONE CITYPLACE


                        HARTFORD, CONNECTICUT 06103-3415



MLAC-BOOK-17                                                      APRIL 30, 2007

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:



     (1)  Statement of Assets and Liabilities as of December 31, 2006



     (2)  Statement of Operations for the year ended December 31, 2006



     (3) Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005





     (4)  Notes to Financial Statements



The consolidated financial statements and schedules of MetLife Life and Annuity Company of Connecticut and its subsidiary (formerly The Travelers Life and Annuity Company) and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Life and Annuity Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2006 and 2005



     (2) Consolidated Statements of Income for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004



     (3) Consolidated Statements of Stockholder's Equity for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004





     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004



     (5)  Notes to Consolidated Financial Statements



     (6)  Financial Statement Schedules


(b)  Exhibits



EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------


1.        Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registrant's
          Registration Statement on Form N-4, filed May 23, 1997 File No. 333-
          27687.)
2.        Not Applicable.
3(a)      Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to The Travelers Separate Account Six for Variable Annuities'
          Registration Statement on Form N-4, File No. 333-58809 filed February
          26, 2001.)
3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)
3(c)      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities'
          Registration Statement on Form N-4, File No. 033-65339/811-07463 filed April 6, 2007.)
3(d) Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities' Registration
          Statement on Form N-4, File No. 033-65339/811-07463  filed April 6,
          2007.)
5(a).     Application. (Incorporated herein by reference to Registrant's Pre-
          Effective Amendment No. 1 to the Registration Statement on Form N-4
          File No. 333-27687, filed August 12, 1997.)

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343 filed April 6, 2006.)
6(a)      Charter of The Travelers Life and Annuity Company, as amended on
          April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to
          The Travelers Fund BD II for Variable Annuities' Registration
          Statement on Form N-4, File No. 033-58131, filed via Edgar on March
          17, 1995.)
6(b)      By-Laws of The Travelers Life and Annuity Company, as amended on
          October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to The Travelers Fund BD II for Variable Annuities' Registration
          Statement on Form N-4, File No. 033-58131, filed via Edgar on March
          17, 1995.)
6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Life and Annuity Company effective May 1, 2006.
          (Incorporated herein by reference to Exhibit 6(c) to Post-Effective
          Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities'
          Registration Statement on Form N-4, File No. 033-65339 filed April 7,
          2006.)
7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to The Travelers Fund BD
          II for Variable Annuities' Registration Statement on Form N-4, File
          No. 333-65942 filed April 15, 2003.)
8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to TIC Separate Account
          Eleven for Variable Annuities' Registration Statement on Form N-4,
          File No. 333-101778 filed April 21, 2005.)
8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
          Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)
8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343 filed April 6, 2006.)
9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to the Registrant's
          Registration Statement on Form N-4 File No. 333-27687 filed May 23,
          1997.)
10(a)     Consent of KPMG LLP, Independent Registered Public Accounting Firm.
          Filed herewith.
10(b)     Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.
11.       Not Applicable.
12.       Not Applicable.
13.       Power of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

    MetLife Life and Annuity Company of Connecticut
    One Cityplace
    Hartford, CT 06103-3415




NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------


Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

William J. Mullaney                Director
700 Quaker Lane
Warrick, RI 02886

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Anthony J. Williamson              Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138
Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103
Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Linn K. Richardson                 Vice President and Actuary
10 Park Avenue
Morristown, NJ 07962
Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
William D. Cammarata               Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                Vice President
260 Madison Ave
New York, NY 10016
Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962
C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962
Gene L. Lunman                     Vice President
185 Asylum Street
Hartford, CT 06103
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962
Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103
Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962
Erik V. Savi                       Vice President
10 Park Avenue
Morristown, NJ 07962
Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Life and Annuity Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2007 there were 2,992 qualified contracts and 5,856 non-qualified contracts of MetLife Index Annuity offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.


C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614



     Prior to October 20, 2006, MLI Distribution LLC was the principal underwriter and distributor. On that date MLI Distribution LLC merged into MetLife Investors Distribution Company.





MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):



MetLife of CT Fund U for Variable Annuities


MetLife of CT Fund BD for Variable Annuities


MetLife of CT Fund BD II for Variable Annuities


MetLife of CT Fund BD III for Variable Annuities


MetLife of CT Fund BD IV for Variable Annuities


MetLife of CT Fund ABD for Variable Annuities


MetLife of CT Fund ABD II for Variable Annuities


MetLife of CT Separate Account PF for Variable Annuities


MetLife of CT Separate Account PF II for Variable Annuities


MetLife of CT Separate Account QP for Variable Annuities


MetLife of CT Separate Account QPN for Variable Annuities


MetLife of CT Separate Account TM for Variable Annuities


MetLife of CT Separate Account TM II for Variable Annuities


MetLife of CT Separate Account Five for Variable Annuities


MetLife of CT Separate Account Six for Variable Annuities


MetLife of CT Separate Account Seven for Variable Annuities


MetLife of CT Separate Account Eight for Variable Annuities


MetLife of CT Separate Account Nine for Variable Annuities


MetLife of CT Separate Account Ten for Variable Annuities


MetLife of CT Fund UL for Variable Life Insurance,


MetLife of CT Fund UL II for Variable Life Insurance


MetLife of CT Fund UL III for Variable Life Insurance


MetLife of CT Variable Life Insurance Separate Account One


MetLife of CT Variable Life Insurance Separate Account Two


MetLife of CT Variable Life Insurance Separate Account Three


Metropolitan Life Variable Annuity Separate Account I


Metropolitan Life Variable Annuity Separate Account II


MetLife of CT Separate Account Eleven for Variable Annuities


MetLife of CT Separate Account Twelve for Variable Annuities


MetLife of CT Separate Account Thirteen for Variable Annuities


MetLife of CT Separate Account Fourteen for Variable Annuities


MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002


MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002


Met Investors Series Trust


MetLife Investors Variable Annuity Account One


MetLife Investors Variable Annuity Account Five


MetLife Investors Variable Life Account One


MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A


MetLife Investors USA Variable Life Account A


First MetLife Investors Variable Annuity Account One


General American Separate Account Eleven


General American Separate Account Twenty-Eight


General American Separate Account Twenty-Nine


General American Separate Account Two


Security Equity Separate Account Twenty-Six


Security Equity Separate Account Twenty-Seven





(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------


Michael K. Farrell           Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Andrew Aiello                Senior Vice President, Channel Head-National Accounts Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson        Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614
Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Fitzpatrick         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                               (2)
                                               NET
                  (1)                      UNDERWRITING         (3)              (4)              (5)
           NAME OF PRINCIPAL              DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
              UNDERWRITER                  COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
           -----------------             ---------------  ---------------  ---------------  ---------------


MLI Distribution LLC...................    $62,664,479           $0               $0               $0




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(1)  MetLife Life and Annuity Company of Connecticut
     One Cityplace
     Hartford, Connecticut 06103-3415


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and



(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Company hereby represents:



(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 6th day of April 2007.

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                                  (Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 6th day of April 2007.







         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

         /s/ *WILLIAM J. MULLANEY                 Director
---------------------------------------------
            (William J. Mullaney)

            /s/ *LISA M. WEBER                    Director
---------------------------------------------
               (Lisa M. Weber)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact
* MetLife Life and Annuity Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX



10(a)   Consent of KPMG LLP, Independent Registered Public Accounting Firm.
10(b)   Consent of Deloitte & Touche LLP, Independent Registered Public
        Accounting Firm.
13      Powers of Attorney.